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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05629

ING Investors Trust

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258

(Address of principal executive offices)            (Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2006

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING AllianceBernstein Mid Cap Growth Portfolio
ING American Funds Growth Portfolio
ING American Funds Growth-Income Portfolio
ING American Funds International Portfolio
ING Capital Guardian Small/Mid Cap Portfolio
ING Capital Guardian U.S. Equities Portfolio
ING Eagle Asset Capital Appreciation Portfolio
ING Evergreen Health Sciences Portfolio
ING Evergreen Omega Portfolio
ING FMRSM Diversified Mid Cap Portfolio
ING FMRSM Earnings Growth Portfolio
ING Global Real Estate Portfolio
ING Global Resources Portfolio
ING Goldman Sachs TollkeeperSM Portfolio
ING International Portfolio
ING Janus Contrarian Portfolio
ING JPMorgan Emerging Markets Equity Portfolio
ING JPMorgan Small Cap Equity Portfolio
ING JPMorgan Value Opportunities Portfolio
ING Julius Baer Foreign Portfolio
ING Legg Mason Value Portfolio
ING Lifestyle Aggressive Growth Portfolio
ING LifeStyle Growth Portfolio
ING LifeStyle Moderate Growth Portfolio
ING LifeStyle Moderate Portfolio
ING Limited Maturity Bond Portfolio
ING Liquid Assets Portfolio
ING Lord Abbett Affiliated Portfolio
ING MarketPro Portfolio
ING MarketStyle Growth Portfolio
ING MarketStyle Moderate Portfolio
ING MarketStyle Moderate Growth Portfolio
ING Marisco Growth Portfolio
ING Marisco International Opportunities Portfolio
ING Mercury Large Cap Growth Portfolio
ING Mercury Large Cap Value Portfolio
ING MFS Mid Cap Growth Portfolio
ING MFS Total Return Portfolio
ING MFS Utilities Portfolio
ING Oppenheimer Main Street Portfolio®
ING PIMCO Core Bond Portfolio
ING PIMCO High Yield Portfolio
ING Pioneer Fund Portfolio
ING Pioneer Mid Cap Value Portfolio
ING Salomon Brothers All Cap Portfolio
ING Stock Index Portfolio
ING Templeton Global Growth Portfolio
ING T. Rowe Price Capital Appreciation Portfolio
ING T. Rowe Price Equity Income Portfolio
ING UBS U.S. Allocation Portfolio
ING Van Kampen Equity Growth Portfolio
ING Van Kampen Global Franchise Portfolio
ING Van Kampen Growth and Income Portfolio
ING Van Kampen Real Estate Portfolio
ING VP Index Plus International Equity Portfolio
ING Wells Fargo Mid Cap Disciplined Portfolio
ING Wells Fargo Small Cap Disciplined Portfolio

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING AllianceBernstein Mid Cap Growth Portfolio	as of March 31, 2006 (Unaudited)

Shares			Value

COMMON STOCK: 97.6%

		Airlines: 2.0%
530,575	@, L	Continental Airlines, Inc.	$14,272,468
			14,272,468
		Biotechnology: 7.6%
839,705	@, L	Affymetrix, Inc.	27,651,486
1,329,808	@, L	Applera Corp. - Celera Genomics Group	15,545,456
1,152,450	@, @@	Compugen Ltd.	4,436,933
681,000	@, @@, L	deCODE genetics, Inc.	5,904,270
			53,538,145
		Commercial Services: 4.8%
636,625	@, L	Apollo Group, Inc.	33,429,178
			33,429,178
		Computers: 3.8%
499,671	@	Network Appliance, Inc.	18,003,146
1,744,448	@	Sun Microsystems, Inc.	8,949,018
			26,952,164
		Diversified Financial Services: 7.9%
39,265		Chicago Mercantile Exchange	17,571,088
148,662	L	International Securities Exchange, Inc.	6,191,772
123,200	@	Investment Technology Group, Inc.	6,135,360
444,730	@, L	Nasdaq Stock Market, Inc./The	17,806,989
377,130	@	TD Ameritrade Holding Corp.	7,870,703
			55,575,912
		Electrical Components & Equipment: 1.8%
259,628	@, L	Energy Conversion Devices, Inc.	12,768,505
			12,768,505
		Electronics: 2.4%
356,883		Applera Corp. — Applied Biosystems Group	9,685,805
157,843	@	Trimble Navigation Ltd.	7,110,827
			16,796,632
		Energy — Alternate Sources: 0.4%
495,537	@, L	Plug Power, Inc.	2,477,685
			2,477,685
		Healthcare — Products: 5.8%
1,691,460	@, L	Cepheid, Inc.	15,493,774
1,210,415	@	Cerus Corp.	10,361,152
661,010	@, @@, L	Given Imaging Ltd.	15,269,331
			41,124,257
		Home Furnishings: 1.3%
82,445		Harman International Industries, Inc.	9,162,113
			9,162,113

PORTFOLIO OF INVESTMENTS
ING AllianceBernstein Mid Cap Growth Portfolio	as of March 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 97.6% (continued)

		Internet: 15.3%
736,878	@, L	Amazon.com, Inc.	$26,903,416
716,068	@, L	Audible, Inc.	7,525,875
971,462	@, L	CNET Networks, Inc.	13,804,475
125,584	@, L	Equinix, Inc.	8,065,004
3,195,352	@, L	Homestore, Inc.	20,961,509
1,723,379	@, L	RealNetworks, Inc.	14,217,877
1,132,121	@, @@, L	Shanda Interactive Entertainment Ltd. ADR	16,245,936
			107,724,092
		Leisure Time: 2.2%
359,569	@, L	Royal Caribbean Cruises Ltd.	15,109,089
			15,109,089
		Lodging: 1.5%
138,001	@, L	Wynn Resorts Ltd.	10,605,377
			10,605,377
		Media: 4.3%
1,348,805	@, L	Xm Satellite Radio, Inc.	30,037,887
			30,037,887
		Miscellaneous Manufacturing: 0.9%
227,435	L	Eastman Kodak Co.	6,468,251
			6,468,251
		Semiconductors: 16.8%
194,743	@	Advanced Micro Devices, Inc.	6,457,678
328,451	@	Broadcom Corp.	14,175,945
261,015	@, L	Formfactor, Inc.	10,263,110
607,634	L	Kla-Tencor Corp.	29,385,180
329,486	@	Lam Research Corp.	14,167,898
1,105,977	@, L	PMC - Sierra, Inc.	13,592,457
404,218	@, L	Silicon Laboratories, Inc.	22,211,779
517,517	@, L	Spansion LLC	7,659,252
			117,913,299
		Software: 4.1%
228,577	@	Citrix Systems, Inc.	8,663,068
398,877	@, L	Navteq Corp.	20,203,120
			28,866,188
		Telecommunications: 14.7%
5,277,039	@	JDS Uniphase Corp.	22,005,253
1,644,932	@, L	Juniper Networks, Inc.	31,451,100
5,923,776	@, L	L-3 Communications Corp.	30,685,160
619,452	@, L	NeuStar, Inc.	19,203,012
			103,344,525

		Total Common Stock
		(Cost $608,587,474)	686,165,767

PORTFOLIO OF INVESTMENTS
ING AllianceBernstein Mid Cap Growth Portfolio	as of March 31, 2006 (Unaudited)(continued)

Principal
Amount				Value

SHORT-TERM INVESTMENTS: 27.3%

		U.S Government Agency Obligation: 2.9%
$20,625,000		Federal Home Loan Bank, 4.400%, due 04/03/06		$20,617,437

		Total U.S. Government Agency Obligation
		(Cost $20,617,437)		20,617,437

		Securities Lending CollateralCC: 24.4%
		The Bank of New York Institutional Cash Reserve Fund		171,788,275

		Total Securities Lending Collateral
		(Cost $171,788,275)		171,788,275

		Total Short-Term Investments
		(Cost $192,408,233)		192,405,712

		Total Investments in Securities
		(Cost $800,993,186)*	124.9%	$878,571,479
		Other Assets and Liabilities—Net	(24.9)	(175,315,765)
		Net Assets	100.0%	$703,255,714

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2006.

	*	Cost for federal income tax purposes is $818,336,037.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$95,982,876
		Gross Unrealized Depreciation		(35,747,434)
		Net Unrealized Appreciation		$60,235,442

PORTFOLIO OF INVESTMENTS
ING American Funds Growth Portfolio	as of March 31, 2006 (Unaudited)

Shares				Value

INVESTMENT COMPANIES: 100.0%

28,030,504		American Funds Growth Fund – Class 2 Shares		$1,711,586,056

		Total Investment Companies
		(Cost $1,389,037,672)		1,711,586,056

		Total Investments In Securities
		(Cost $1,389,037,672)*	100.0%	$1,711,586,056
		Other Assets and Liabilities—Net	0.0	(790,940)
		Net Assets	100.0%	$1,710,786,116

	*	Cost for federal income tax purposes is the same as for financial statement purposes.

		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$322,548,384
		Gross Unrealized Depreciation		—
		Net Unrealized Appreciation		$322,548,384

PORTFOLIO OF INVESTMENTS
ING American Funds Growth-Income Portfolio	as of March 31, 2006 (Unaudited)

Shares				Value

INVESTMENT COMPANIES: 100.0%

28,907,148		American Funds Growth-Income Fund – Class 2 Shares		$1,164,537,725

		Total Investment Companies
		(Cost $1,032,337,213)		1,164,537,725

		Total Investments In Securities
		(Cost $1,032,337,213)*	100.0%	$1,164,537,725
		Other Assets and Liabilities—Net	0.0	(564,408)
		Net Assets	100.0%	$1,163,973,317

	*	Cost for federal income tax purposes is the same as for financial
		statement purposes.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$132,200,512
		Gross Unrealized Depreciation		—
		Net Unrealized Appreciation		$132,200,512

PORTFOLIO OF INVESTMENTS
ING American Funds International Portfolio	as of March 31, 2006 (Unaudited)

Shares				Value

INVESTMENT COMPANIES: 100.0%

42,197,844		American Funds International Fund – Class 2 Shares		$860,420,234

		Total Investment Companies
		(Cost $677,463,125)		860,420,234

		Total Investments In Securities
		(Cost $677,463,125)*	100.0%	$860,420,234
		Other Assets and Liabilities—Net	0.0	(385,691)
		Net Assets	100.0%	$860,034,543

	*	Cost for federal income tax purposes is the same as for financial
		statement purposes.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$182,957,109
		Gross Unrealized Depreciation		—
		Net Unrealized Appreciation		$182,957,109

PORTFOLIO OF INVESTMENTS
ING Capital Guardian Small/Mid Cap Portfolio	as of March 31, 2006 (Unaudited)

Shares			Value

COMMON STOCK: 97.2%

		Advertising: 0.2%
78,100	@	Valuevision Media, Inc.	$998,118
			998,118
		Aerospace/Defense: 1.0%
107,800		Ducommun, Inc.	2,393,160
34,700		Goodrich Corp.	1,513,267
58,900	@, L	K&F Industries Holdings, Inc.	977,740
			4,884,167
		Airlines: 3.0%
433,150	@, L	JetBlue Airways Corp.	4,643,368
717,100	@, L	Pinnacle Airlines Corp.	4,775,886
322,900		Southwest Airlines Co.	5,808,971
			15,228,225
		Apparel: 0.2%
41,500	@, L	Warnaco Group, Inc.	996,000
			996,000
		Banks: 4.7%
70,000		Banner Corp.	2,380,000
20,500		Cardinal Financial Corp.	277,365
84,600	L	Columbia Banking System, Inc.	2,830,716
23,000		Comerica, Inc.	1,333,310
143,900	L	East-West Bancorp, Inc.	5,547,345
97,650		First Midwest Bancorp, Inc.	3,571,061
54,200		FirstMerit Corp.	1,336,572
74,700		Seacoast Banking Corp. of Florida	2,174,517
10,300	@	Southcoast Financial Corp.	262,650
50,500		Zions Bancorporation	4,177,865
			23,891,401
		Beverages: 0.4%
76,200		Pepsi Bottling Group, Inc.	2,315,718
			2,315,718
		Biotechnology: 3.8%
655,500	@, L	Human Genome Sciences, Inc.	7,125,285
845,800	@	Millennium Pharmaceuticals, Inc.	8,551,038
112,600	@, L	PDL BioPharma, Inc.	3,693,280
			19,369,603
		Building Materials: 0.9%
112,000		American Standard Cos., Inc.	4,800,320
			4,800,320
		Chemicals: 2.6%
269,700	L	Georgia Gulf Corp.	7,009,503
36,400	@, L	Huntsman Corp.	702,520
113,100	@@	Methanex Corp.	2,321,943
8,100	@@	Potash Corp. of Saskatchewan	713,529
53,700		Rohm & Haas Co.	2,624,319
			13,371,814

PORTFOLIO OF INVESTMENTS
ING Capital Guardian Small/Mid Cap Portfolio	as of March 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 97.2% (continued)

		Coal: 0.6%
76,500	@, L	Alpha Natural Resources, Inc.	$1,770,210
17,000	L	Arch Coal, Inc.	1,290,980
			3,061,190
		Commercial Services: 2.8%
55,600	@, L	AMN Healthcare Services, Inc.	1,040,832
146,900	@, L	Exponent, Inc.	4,649,385
91,300		McKesson Corp.	4,759,469
20,300		Paychex, Inc.	845,698
214,700	@, L	Princeton Review, Inc.	1,298,935
66,300	@, L	Resources Connection, Inc.	1,651,533
			14,245,852
		Computers: 4.7%
57,700	@, L	Affiliated Computer Services, Inc.	3,442,382
194,600	@, L	Brocade Communications Systems, Inc.	1,299,928
761,800	@, L	Dot Hill Systems Corp.	5,408,780
1,803,200	@, L	Gateway, Inc.	3,949,008
41,600	@, L	Intergraph Corp.	1,733,056
6,000	@	Lexmark International, Inc.	272,280
41,500	@	Sandisk Corp.	2,387,080
212,600	@, L	Seagate Technology, Inc.	5,597,758
			24,090,272
		Distribution/Wholesale: 0.1%
14,000	L	United Stationers, Inc.	743,400
			743,400
		Diversified Financial Services: 2.2%
152,200	@, L	AmeriCredit Corp.	4,677,106
126,200	L	IndyMac Bancorp, Inc.	5,165,366
34,600		International Securities Exchange, Inc.	1,441,090
			11,283,562
		Electric: 1.5%
68,000	@	AES Corp.	1,160,080
50,500	L	Duquesne Light Holdings, Inc.	833,250
171,200	L	MDU Resources Group, Inc.	5,726,640
			7,719,970
		Electrical Components & Equipment: 0.7%
66,200		Hubbell, Inc.	3,393,412
			3,393,412
		Electronics: 5.3%
93,000	@	Avnet, Inc.	2,360,340
145,000	@, L	Benchmark Electronics, Inc.	5,560,750
39,700	@, L	Cymer, Inc.	1,803,968
740,400	@, @@	Flextronics International Ltd.	7,663,140
77,200	@	Jabil Circuit, Inc.	3,308,792
163,900	L	National Instruments Corp.	5,346,418
18,900	@	Thermo Electron Corp.	701,001
			26,744,409
		Engineering & Construction: 1.6%
94,700	L	Fluor Corp.	8,125,260
			8,125,260

PORTFOLIO OF INVESTMENTS
ING Capital Guardian Small/Mid Cap Portfolio	as of March 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 97.2% (continued)

		Entertainment: 1.2%
167,900	@, L	Scientific Games Corp.	$5,898,327
			5,898,327
		Environmental Control: 0.0%
5,946	@	Purecycle Corp.	83,244
			83,244
		Food: 2.9%
277,400		Campbell Soup Co.	8,987,760
25,000	@@, L	Fresh Del Monte Produce, Inc.	528,750
634,200	@	Interstate Bakeries	5,073,600
			14,590,110
		Healthcare — Products: 0.5%
118,300	@, L	Wright Medical Group, Inc.	2,336,425
			2,336,425
		Healthcare — Services: 2.8%
143,500	@	DaVita, Inc.	8,640,135
11,000	@, L	Healthways, Inc.	560,340
22,000	@	Lincare Holdings, Inc.	857,120
35,300	@, L	Matria Healthcare, Inc.	1,339,988
186,200	L	Option Care, Inc.	2,632,868
21,700	@, L	VistaCare, Inc.	336,350
			14,366,801
		Home Furnishings: 2.0%
416,500	L	Furniture Brands International, Inc.	10,208,415
			10,208,415
		Household Products/Wares: 1.8%
241,300	@, L	Jarden Corp.	7,926,705
101,600	@, L	Prestige Brands Holdings, Inc.	1,236,472
			9,163,177
		Insurance: 1.6%
37,900		Assurant, Inc.	1,866,575
14,200	@@	Everest Re Group Ltd.	1,325,854
111,500	@@	Max Re Capital Ltd.	2,653,700
20,500	@@, L	PartnerRe Ltd.	1,272,845
17,200	@@	XL Capital Ltd.	1,102,692
			8,221,666
		Internet: 2.2%
10,200	@, L	Blue Nile, Inc.	358,938
42,900	@, L	Cybersource Corp.	478,764
70,300	@	Monster Worldwide, Inc.	3,505,158
421,300	@, L	Sapient Corp.	3,214,519
79,400	@	SupportSoft, Inc.	351,742
131,900	@, L	VeriSign, Inc.	3,164,281
			11,073,402
		Investment Companies: 0.2%
24,100	L	American Capital Strategies Ltd.	847,356
			847,356

PORTFOLIO OF INVESTMENTS
ING Capital Guardian Small/Mid Cap Portfolio	as of March 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 97.2% (continued)

		Leisure Time: 0.4%
122,100	L	Nautilus Group, Inc.	$1,825,395
			1,825,395
		Lodging: 2.8%
114,900	@@	Four Seasons Hotels, Inc.	5,825,430
152,100	@@, L	Orient-Express Hotels Ltd.	5,966,883
19,300	L	Starwood Hotels & Resorts Worldwide, Inc.	1,307,189
17,100		Station Casinos, Inc.	1,357,227
			14,456,729
		Machinery — Diversified: 1.6%
57,400	L	Albany International Corp.	2,186,366
111,500		Tennant Co.	5,833,680
			8,020,046
		Media: 1.6%
129,100	@	Cablevision Systems Corp.	3,446,970
76,200	@	Radio One, Inc., Class A	569,976
428,500	@, L	Radio One, Inc.	3,196,610
79,700	L	Reader’s Digest Association, Inc.	1,175,575
			8,389,131
		Metal Fabricate/Hardware: 1.4%
243,100	@	Ladish Co., Inc.	7,042,607
			7,042,607
		Miscellaneous Manufacturing: 6.6%
111,000	L	Actuant Corp.	6,795,420
99,500		Aptargroup, Inc.	5,497,375
89,800	@	Cooper Industries Ltd.	7,803,620
130,600	@	ESCO Technologies, Inc.	6,614,890
75,400	@, L	Jacuzzi Brands, Inc.	741,182
216,600	L	Leggett & Platt, Inc.	5,278,542
39,000		Reddy Ice Holdings, Inc.	866,190
			33,597,219
		Oil & Gas: 4.1%
618,800	@, L	Delta Petroleum Corp.	13,007,176
31,700	@, L	Energy Partners Ltd.	747,486
85,900		Helmerich & Payne, Inc.	5,997,538
29,300	L	St. Mary Land & Exploration Co.	1,196,319
15,300	@, L	Transmeridian Exploration, Inc.	82,620
			21,031,139
		Oil & Gas Services: 1.6%
28,400		BJ Services Co.	982,640
114,200	@, L	Newpark Resources	936,440
134,800	@	Weatherford International Ltd.	6,167,100
			8,086,180
		Packaging & Containers: 0.8%
174,900	L	Packaging Corp. of America	3,924,756
			3,924,756
		Pharmaceuticals: 4.3%
46,200		Allergan, Inc.	5,012,700
51,600	@, L	American Pharmaceutical Partners, Inc.	1,470,084

			PORTFOLIO OF INVESTMENTS
ING Capital Guardian Small/Mid Cap Portfolio			as of March 31, 2006 (Unaudited)(continued)
Shares			Value

COMMON STOCK: 97.2% (continued)

121,000	@, L	Amylin Pharmaceuticals, Inc.	$5,922,950
39,300	@, L	Atherogenics, Inc.	641,376
73,000	@, L	ImClone Systems, Inc.	2,483,460
7,400	@	National Medical Health Card Systems, Inc.	207,200
49,200		Omnicare, Inc.	2,705,508
227,000	@, L	Pharmacyclics, Inc.	1,044,200
50,300	@, L	Pharmion Corp.	906,406
37,000	@, L	Rigel Pharmaceuticals, Inc.	425,130
18,700	@, L	Sepracor, Inc.	912,747
			21,731,761
		Pipelines: 0.5%
26,000	L	Kinder Morgan, Inc.	2,391,740
			2,391,740
		Real Estate Investment Trust: 4.1%
46,500		American Financial Realty Trust	541,725
37,100		Annaly Mortgage Management, Inc.	450,394
418,500		Anthracite Capital, Inc.	4,595,130
100,600		General Growth Properties, Inc.	4,916,322
210,500		Gramercy Capital Corp./New York	5,247,765
36,100		LaSalle Hotel Properties	1,480,100
17,700	@	Meristar Hospitality Corp.	183,726
107,800	L	MFA Mortgage Investments, Inc.	684,530
3,900		Pan Pacific Retail Properties, Inc.	276,510
23,100		SL Green Realty Corp.	2,344,650
			20,720,852
		Retail: 2.2%
40,500	@, L	Autonation, Inc.	872,775
12,900	@, L	California Pizza Kitchen, Inc.	418,605
12,100	@, L	Citi Trends, Inc.	481,096
44,300	@, L	Dollar Tree Stores, Inc.	1,225,781
310,400	@, L	Restoration Hardware, Inc.	1,766,176
30,300	@, L	Sports Authority, Inc.	1,118,070
125,300		Stage Stores, Inc.	3,727,675
65,900	@, L	Tweeter Home Entertainment Group, Inc.	516,656
19,800	L	Williams-Sonoma, Inc.	839,520
			10,966,354
		Savings & Loans: 1.2%
113,600	@, L	Franklin Bank Corp./Houston TX	2,184,528
21,400	L	Harbor Florida Bancshares, Inc.	810,418
246,400		Hudson City Bancorp, Inc.	3,274,656
			6,269,602
		Semiconductors: 8.8%
162,500	@, L	Altera Corp.	3,354,000
241,800	@, L	AMIS Holdings, Inc.	2,190,708
738,600	@	Applied Micro Circuits Corp.	3,006,102
293,300	@, L	Fairchild Semiconductor International, Inc.	5,593,231
225,700	@, L	Freescale Semiconductor, Inc.	6,276,717
307,900	@, L	International Rectifier Corp.	12,756,297
45,500		Kla-Tencor Corp.	2,200,380
207,000	@, L	ON Semiconductor Corp.	1,502,820
260,200	@, L	PMC - Sierra, Inc.	3,197,858
129,900	@, L	Teradyne, Inc.	2,014,749
111,900	L	Xilinx, Inc.	2,848,974
			44,941,836

		PORTFOLIO OF INVESTMENTS
ING Capital Guardian Small/Mid Cap Portfolio		as of March 31, 2006 (Unaudited)(continued)
Shares				Value

COMMON STOCK: 97.2% (continued)

		Software: 0.2%
13,200	@, L	Blackboard, Inc.		$375,012
86,700	@	Compuware Corp.		678,861
44,200	@, L	SCO Group, Inc.		192,270
				1,246,143
		Telecommunications: 3.1%
42,700	@	American Tower Corp.		1,294,664
73,800	@, L	Atheros Communications, Inc.		1,932,822
235,200	@	EMS Technologies, Inc.		4,240,656
880,900	@, L	JDS Uniphase Corp.		3,673,353
346,200	@	MDU Communications International, Inc.		418,902
262,000	@, L	Novatel Wireless, Inc.		2,344,900
265,400	@, L	Qwest Communications International, Inc.		1,804,720
				15,710,017
		Textiles: 0.2%
20,800		G&K Services, Inc.		884,832
				884,832

		Transportation: 0.2%
90,000	@, L	RailAmerica, Inc.		959,400
				959,400

		Total Common Stock
		(Cost $423,292,476)		494,247,355

Principal
Amount				Value

SHORT-TERM INVESTMENTS: 28.9%

		U.S. Government Agency Obligation: 2.4%
$12,363,000		Federal Home Loan Bank, 4.400%, due 04/03/06		$12,358,467

		Total U.S. Government Agency Obligation
		(Cost $12,358,467)		12,358,467

		Securities Lending CollateralCC: 26.5%
		The Bank of New York Institutional Cash Reserve Fund		134,770,519

		Total Securities Lending Collateral
		(Cost $134,770,519)		134,770,519

		Total Short-Term Investments
		(Cost $147,128,986)		147,128,986

		Total Investments in Securities
		(Cost $570,421,462)*	126.1%	$641,376,341
		Other Assets and Liabilities—Net	(26.1)	(132,753,418)
		Net Assets	100.0%	$508,622,923

	@	Non-income producing security
	@@	Foreign Issuer

PORTFOLIO OF INVESTMENTS
ING Capital Guardian Small/Mid Cap Portfolio	as of March 31, 2006 (Unaudited)(continued)

cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at March 31, 2006.

*	Cost for federal income tax purposes is $570,845,281.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$90,496,225
	Gross Unrealized Depreciation	(19,965,165)
	Net Unrealized Appreciation	$70,531,060

			PORTFOLIO OF INVESTMENTS
ING Capital Guardian U.S. Equities Portfolio			as of March 31, 2006 (Unaudited)
Shares			Value

COMMON STOCK: 98.5%

		Advertising: 0.2%
16,000	L	Omnicom Group	$1,332,000
			1,332,000
		Aerospace/Defense: 1.6%
12,800		L-3 Communications Holdings, Inc.	1,098,112
5,500		Rockwell Collins, Inc.	309,925
146,200		United Technologies Corp.	8,475,214
			9,883,251
		Agriculture: 1.6%
139,600		Altria Group, Inc.	9,892,056
			9,892,056
		Banks: 2.1%
63,500		Fifth Third BanCorp	2,499,360
19,800		State Street Corp.	1,196,514
20,500		Wachovia Corp.	1,149,025
125,800		Wells Fargo & Co.	8,034,846
			12,879,745
		Beverages: 2.1%
47,100		Anheuser-Busch Cos., Inc.	2,014,467
53,400		Coca-Cola Co.	2,235,858
42,900		Pepsi Bottling Group, Inc.	1,303,731
125,200		PepsiCo, Inc.	7,235,308
			12,789,364
		Biotechnology: 0.5%
21,100	@	Amgen, Inc.	1,535,025
176,200	@, L	Millennium Pharmaceuticals, Inc.	1,781,382
			3,316,407
		Building Materials: 1.0%
139,400	L	American Standard Cos., Inc.	5,974,684
			5,974,684
		Chemicals: 1.3%
21,400		Air Products & Chemicals, Inc.	1,437,866
34,600		Dow Chemical Co.	1,404,760
16,000		EI Du Pont de Nemours & Co.	675,360
97,000	@, L	Huntsman Corp.	1,872,100
69,700	@@	Methanex Corp.	1,430,941
12,300		Praxair, Inc.	678,345
12,500		Rohm & Haas Co.	610,875
			8,110,247
		Commercial Services: 0.9%
52,000	@@, L	Accenture Ltd.	1,563,640
82,500		McKesson Corp.	4,300,725
			5,864,365

			PORTFOLIO OF INVESTMENTS
ING Capital Guardian U.S. Equities Portfolio			as of March 31, 2006 (Unaudited)(continued)
Shares			Value

COMMON STOCK: 98.5% (continued)

		Computers: 3.8%
55,100	@, L	Affiliated Computer Services, Inc.	$3,287,266
74,200	@, L	Dell, Inc.	2,208,192
41,500		Hewlett-Packard Co.	1,365,350
13,600		International Business Machines Corp.	1,121,592
36,500	@	Lexmark International, Inc.	1,656,370
153,800	@, L	Sandisk Corp.	8,846,576
117,500	@, L	Seagate Technology, Inc.	3,093,775
338,800	@, L	Sun Microsystems, Inc.	1,738,044
			23,317,165
		Cosmetics/Personal Care: 0.8%
155,000		Avon Products, Inc.	4,831,350
			4,831,350
		Diversified Financial Services: 8.5%
58,300	@, L	AmeriCredit Corp.	1,791,559
18,400		Capital One Financial Corp.	1,481,568
144,200		Fannie Mae	7,411,880
101,400		Freddie Mac	6,185,400
9,200		Goldman Sachs Group, Inc.	1,444,032
399,260		JPMorgan Chase & Co.	16,625,186
331,900	L	SLM Corp.	17,238,886
			52,178,511
		Electric: 1.1%
247,100	@, L	AES Corp.	4,215,526
24,500	L	Exelon Corp.	1,296,050
48,000	L	MDU Resources Group, Inc.	1,605,600
			7,117,176
		Electrical Components & Equipment: 0.3%
20,800		Emerson Electric Co.	1,739,504
			1,739,504
		Electronics: 1.1%
22,933	@	Agilent Technologies, Inc.	861,134
373,800	@, @@, L	Flextronics International Ltd.	3,868,830
49,600	@	Thermo Electron Corp.	1,839,664
			6,569,628
		Engineering & Construction: 1.6%
115,400	L	Fluor Corp.	9,901,320
			9,901,320
		Food: 2.6%
121,100		Campbell Soup Co.	3,923,640
131,800	L	Kraft Foods, Inc.	3,994,858
86,000		Sara Lee Corp.	1,537,680
101,500		Sysco Corp.	3,253,075
47,200	@@	Unilever NV	3,267,184
			15,976,437
		Forest Products & Paper: 0.3%
55,600		International Paper Co.	1,922,092
			1,922,092
		Healthcare — Products: 1.3%
117,100		Baxter International, Inc.	4,544,651
72,700		Medtronic, Inc.	3,689,525
			8,234,176

			PORTFOLIO OF INVESTMENTS
ING Capital Guardian U.S. Equities Portfolio			as of March 31, 2006 (Unaudited)(continued)
Shares			Value

COMMON STOCK: 98.5% (continued)

		Healthcare — Services: 2.4%
66,300	@	DaVita, Inc.	$3,991,923
48,200	@, L	Lincare Holdings, Inc.	1,877,872
25,300	@	Triad Hospitals, Inc.	1,060,070
23,500		UnitedHealth Group, Inc.	1,312,710
87,100	@	WellPoint, Inc.	6,744,153
			14,986,728
		Household Products/Wares: 0.2%
41,100	@, L	Jarden Corp.	1,350,135
			1,350,135
		Insurance: 3.1%
79,500		American International Group, Inc.	5,254,155
59	@, L	Berkshire Hathaway, Inc.	5,330,650
23,600		Chubb Corp.	2,252,384
17,300		Hartford Financial Services Group, Inc.	1,393,515
117,000		Marsh & McLennan Cos., Inc.	3,435,120
22,300	@@, L	XL Capital Ltd.	1,429,653
			19,095,477
		Internet: 2.1%
24,000	@, L	Checkfree Corp.	1,212,000
65,300	@, L	eBay, Inc.	2,550,618
18,336	@	Google, Inc.	7,151,040
25,600	@, L	IAC/InterActiveCorp	754,432
37,600	@, L	Yahoo!, Inc.	1,212,976
			12,881,066
		Leisure Time: 0.2%
25,300	L	Carnival Corp.	1,198,461
			1,198,461
		Lodging: 0.6%
32,400	@, L	Las Vegas Sands Corp.	1,835,784
28,400	L	Starwood Hotels & Resorts Worldwide, Inc.	1,923,532
			3,759,316
		Media: 2.1%
52,682	@, L	Cablevision Systems Corp.	1,406,609
37,300	L	CBS Corp.	894,454
100,400		Clear Channel Communications, Inc.	2,912,604
53,000	@, L	Comcast Corp.	1,386,480
149,050		Time Warner, Inc.	2,502,550
33,400	@	Viacom, Inc.	1,295,920
88,400	L	Walt Disney Co.	2,465,476
			12,864,093
		Mining: 1.8%
217,500	L	Alcoa, Inc.	6,646,800
83,900	@@	Barrick Gold Corp.	2,285,436
42,700	L	Newmont Mining Corp.	2,215,703
			11,147,939
		Miscellaneous Manufacturing: 6.1%
42,100	@	Cooper Industries Ltd.	3,658,490
88,100		Danaher Corp.	5,598,755

			PORTFOLIO OF INVESTMENTS
ING Capital Guardian U.S. Equities Portfolio			as of March 31, 2006 (Unaudited)(continued)
Shares			Value

COMMON STOCK: 98.5% (continued)

525,600		General Electric Co.	$18,280,369
52,600		Illinois Tool Works, Inc.	5,065,906
80,200	L	Leggett & Platt, Inc.	1,954,474
17,500	@@, L	Siemens AG ADR	1,630,475
54,400	@@, L	Tyco International Ltd.	1,462,272
			37,650,741
		Oil & Gas: 3.6%
21,400		Anadarko Petroleum Corp.	2,161,614
59,532		ChevronTexaco Corp.	3,451,070
72,700		Exxon Mobil Corp.	4,424,522
26,053	@@, L	Royal Dutch Shell PLC ADR, Class B	1,697,353
136,400	@@	Royal Dutch Shell PLC ADR	8,492,264
21,600	@, L	Transocean, Inc.	1,734,480
			21,961,303
		Oil & Gas Services: 3.3%
48,500		Baker Hughes, Inc.	3,317,400
57,900		BJ Services Co.	2,003,340
33,200	L	Halliburton Co.	2,424,264
61,000	L	Schlumberger Ltd.	7,720,770
103,600	@, L	Weatherford International Ltd.	4,739,700
			20,205,474
		Pharmaceuticals: 10.8%
98,500	L	Allergan, Inc.	10,687,250
308,200	@@	AstraZeneca PLC ADR	15,480,886
34,600	L	Eli Lilly & Co.	1,913,380
385,400	@, L	Forest Laboratories, Inc.	17,200,402
86,800	@, L	ImClone Systems, Inc.	2,952,936
76,600	@	Medco Health Solutions, Inc.	4,383,052
56,500	L	Omnicare, Inc.	3,106,935
119,600		Pfizer, Inc.	2,980,432
31,300	@, L	Sepracor, Inc.	1,527,753
158,700	@@, L	Teva Pharmaceutical Industries Ltd. ADR	6,535,266
			66,768,292
		Pipelines: 0.6%
11,397	@	Kinder Morgan Management LLC	501,468
31,857	L	Kinder Morgan, Inc.	2,930,525
			3,431,993
		Real Estate Investment Trust: 0.1%
18,100	L	General Growth Properties, Inc.	884,547
			884,547
		Retail: 4.6%
34,300		Costco Wholesale Corp.	1,857,688
122,000	@, L	Dollar Tree Stores, Inc.	3,375,740
25,800		Home Depot, Inc.	1,091,340
204,200		Lowe’s Cos., Inc.	13,158,648
36,500		McDonald’s Corp.	1,254,140
104,200		Target Corp.	5,419,442
51,000	L	Williams-Sonoma, Inc.	2,162,400
			28,319,398
		Savings & Loans: 3.2%
90,000	L	Golden West Financial Corp.	6,111,000
283,500		Hudson City Bancorp, Inc.	3,767,715
236,600	L	Washington Mutual, Inc.	10,083,892
			19,962,607

			PORTFOLIO OF INVESTMENTS
ING Capital Guardian U.S. Equities Portfolio			as of March 31, 2006 (Unaudited)(continued)
Shares			Value

COMMON STOCK: 98.5% (continued)

		Semiconductors: 9.0%
404,700	@, L	Altera Corp.	$8,353,008
462,200		Applied Materials, Inc.	8,093,122
108,000	@, @@, L	ASML Holding NV	2,199,960
103,900	@, @@, L	ATI Technologies, Inc.	1,785,002
107,200	@, L	Credence Systems Corp.	786,848
107,500	@, L	Fairchild Semiconductor International, Inc.	2,050,025
120,100	@, L	Freescale Semiconductor, Inc.	3,339,981
480,700		Intel Corp.	9,301,545
135,400	@, L	International Rectifier Corp.	5,609,622
176,100		Kla-Tencor Corp.	8,516,196
61,200	L	Linear Technology Corp.	2,146,896
137,600	L	Xilinx, Inc.	3,503,296
			55,685,501
		Software: 4.7%
134,100	@, L	Adobe Systems, Inc.	4,682,772
33,200		Automatic Data Processing, Inc.	1,516,576
594,600		Microsoft Corp.	16,179,066
120,900	@@, L	SAP AG ADR	6,567,288
			28,945,702
		Telecommunications: 6.1%
47,400	@, L	American Tower Corp.	1,437,168
48,900	L	AT&T, Inc.	1,322,256
572,300	@	Cisco Systems, Inc.	12,401,741
181,500	@	Corning, Inc.	4,884,165
38,400		Qualcomm, Inc.	1,943,424
441,700	@, L	Qwest Communications International, Inc.	3,003,560
336,250	L	Sprint Corp. - FON Group	8,688,700
113,700		Verizon Communications, Inc.	3,872,622
			37,553,636
		Transportation: 1.2%
91,200	L	United Parcel Service, Inc.	7,239,456
			7,239,456
		Total Common Stock
		(Cost $504,598,354)	607,721,343

Principal
Amount			Value

SHORT-TERM INVESTMENTS: 25.0%

		U.S. Government Agency Obligation: 1.4%
$8,550,000		Federal Home Loan Bank, 4.400%, due 04/03/06	$8,546,865

		Total U.S. Government Agency Obligation
		(Cost $8,546,865)	8,546,865

		Securities Lending CollateralCC: 23.6%
		The Bank of New York Institutional Cash Reserve Fund	145,561,363

	PORTFOLIO OF INVESTMENTS
ING Capital Guardian U.S. Equities Portfolio	as of March 31, 2006 (Unaudited)(continued)

			Value

	Total Securities Lending Collateral
	(Cost $145,561,363)		$145,561,363

	Total Short-Term Investments
	(Cost $154,108,228)		154,108,228

	Total Investments in Securities
	(Cost $658,706,582)*	123.5%	$761,829,571
	Other Assets and Liabilities—Net	(23.5)	(144,859,906)
	Net Assets	100.0%	$616,969,665

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
L	Loaned security, a portion or all of the security is on loan at March 31, 2006.

*	Cost for federal income tax purposes is $661,002,678.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation		$113,565,745
	Gross Unrealized Depreciation		(12,738,852)
	Net Unrealized Appreciation		$100,826,893

		PORTFOLIO OF INVESTMENTS
ING Eagle Asset Capital Appreciation Portfolio		as of March 31, 2006 (Unaudited)
Shares			Value

COMMON STOCK: 91.0%

		Advertising: 3.0%
69,600	L	Omnicom Group	$5,794,200
			5,794,200
		Aerospace/Defense: 3.5%
116,700		United Technologies Corp.	6,765,099
			6,765,099
		Banks: 7.0%
130,800		Bank of America Corp.	5,956,632
132,800		Wachovia Corp.	7,443,440
			13,400,072
		Beverages: 3.1%
141,500		Coca-Cola Co.	5,924,605
			5,924,605
		Computers: 3.0%
420,000		EMC Corp.	5,724,600
			5,724,600
		Diversified Financial Services: 8.2%
71,200		American Express Co.	3,741,560
127,000		Citigroup, Inc.	5,998,210
63,900		Fannie Mae	3,284,460
45,000		Freddie Mac	2,745,000
			15,769,230
		Electric: 1.8%
51,000		Dominion Resources, Inc.	3,520,530
			3,520,530
		Environmental Control: 3.3%
180,900		Waste Management, Inc.	6,385,770
			6,385,770
		Healthcare — Products: 7.6%
155,200		Baxter International, Inc.	6,023,312
97,900		Johnson & Johnson	5,797,638
42,000	@	Zimmer Holdings, Inc.	2,839,200
			14,660,150
		Healthcare — Services: 2.8%
119,800	L	HCA, Inc.	5,485,642
			5,485,642
		Household Products/Wares: 1.9%
62,200		Kimberly-Clark Corp.	3,595,160
			3,595,160
		Housewares: 2.9%
222,900	L	Newell Rubbermaid, Inc.	5,614,851
			5,614,851

		PORTFOLIO OF INVESTMENTS
ING Eagle Asset Capital Appreciation Portfolio		as of March 31, 2006 (Unaudited)(continued)
Shares			Value

COMMON STOCK: 91.0% (continued)

		Media: 6.5%
113,600		CBS Corp.	$2,724,128
326,900		Time Warner, Inc.	5,488,651
112,100	@	Viacom, Inc.	4,349,480
			12,562,259
		Miscellaneous Manufacturing: 7.0%
170,600		General Electric Co.	5,933,468
277,700	@@, L	Tyco International Ltd.	7,464,576
			13,398,044
		Pharmaceuticals: 6.2%
314,000		Pfizer, Inc.	7,824,880
86,200		Wyeth	4,182,424
			12,007,304
		Retail: 5.5%
127,200		CVS Corp.	3,799,464
114,000		McDonald’s Corp.	3,917,040
62,000		Wal-Mart Stores, Inc.	2,928,880
			10,645,384
		Semiconductors: 2.5%
126,000		Analog Devices, Inc.	4,824,540
			4,824,540
		Software: 8.4%
287,500		Microsoft Corp.	7,822,875
603,800	@	Oracle Corp.	8,266,022
			16,088,897
		Telecommunications: 6.8%
138,800	@	Cisco Systems, Inc.	3,007,796
288,800	@@, L	Nokia OYJ ADR	5,983,936
159,200	L	Sprint Corp. - FON Group	4,113,728
			13,105,460
		Total Common Stock
		(Cost $161,868,158)	175,271,797

Principal
Amount			Value

SHORT-TERM INVESTMENTS: 19.9%

		U.S. Government Agency Obligation: 8.0%
$15,486,000		Federal Home Loan Bank, 4.400%, due 04/03/06	$15,480,322

		Total U.S. Government Agency Obligation
		(Cost $15,480,322)	15,480,322

		Securities Lending CollateralCC: 11.9%
		The Bank of New York Institutional Cash Reserve Fund	22,865,026

		Total Securities Lending Collateral
		(Cost $22,865,026)	22,865,026

		PORTFOLIO OF INVESTMENTS
ING Eagle Asset Capital Appreciation Portfolio		as of March 31, 2006 (Unaudited)(continued)
Principal
Amount				Value

SHORT-TERM INVESTMENTS: 19.9% (continued)

		Total Short-Term Investments
		(Cost $38,345,348)		$38,345,348

		Total Investments in Securities
		(Cost $200,213,506)*	110.9%	$213,617,145
		Other Assets and Liabilities—Net	(10.9)	(20,979,816)
		Net Assets	100.0%	$192,637,329

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2006.

	*	Cost for federal income tax purposes is $200,445,359.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$15,690,165
		Gross Unrealized Depreciation		(2,518,379)
		Net Unrealized Appreciation		$13,171,786

		PORTFOLIO OF INVESTMENTS
ING Evergreen Health Sciences Portfolio		as of March 31, 2006 (Unaudited)
Shares			Value

COMMON STOCK: 96.5%

		Biotechnology: 18.7%
60,000	@	Amgen, Inc.	$4,365,000
43,603	@	Arena Pharmaceuticals, Inc.	789,650
98,399	@	Arqule, Inc.	564,810
23,500	@	Bio-Rad Laboratories, Inc.	1,465,225
50,000	@	BioCryst Pharmaceuticals, Inc.	903,000
60,547	@	Biogen Idec, Inc.	2,851,764
18,733	@, @@	Cambridge Antibody Technology Group PLC ADR	253,645
47,235	@	Celgene Corp.	2,088,732
76,222	@	Cotherix, Inc.	696,669
60,657	@	Genentech, Inc.	5,126,123
75,000	@, @@	Genmab A/S	2,364,132
16,451	@	Genzyme Corp.	1,105,836
50,000	@	Geron Corp.	415,500
107,945	@	Human Genome Sciences, Inc.	1,173,362
28,700	@	ICOS Corp.	632,835
164,117	@	Incyte Corp.	987,984
64,663	@	Martek Biosciences Corp.	2,122,886
60,000	@	Medimmune, Inc.	2,194,800
30,000	@	Millennium Pharmaceuticals, Inc.	303,300
34,163	@	Myogen, Inc.	1,237,725
49,721	@	Nektar Therapeutics	1,013,314
117,468	@	Oscient Pharmaceuticals Corp.	234,936
25,900	@	PDL BioPharma, Inc.	849,520
85,000	@	Regeneron Pharmaceuticals, Inc.	1,413,550
17,461	@	Seattle Genetics, Inc.	90,099
18,500	@	Tercica, Inc.	123,950
11,218	@	Vertex Pharmaceuticals, Inc.	410,467
			35,778,814
		Chemicals: 2.0%
22,554	@@	Bayer AG	902,546
30,000		Sigma-Aldrich Corp.	1,973,700
7,000	@, @@	Syngenta AG	981,291
			3,857,537
		Electronics: 0.8%
55,500		Applera Corp. - Applied Biosystems Group	1,506,270
			1,506,270
		Healthcare — Products: 11.9%
17,726		Bausch & Lomb, Inc.	1,129,146
55,000		Biomet, Inc.	1,953,600
64,496	@	Cepheid, Inc.	590,783
12,576	@	Cyberonics	324,084
112,000		Johnson & Johnson	6,632,640
15,000	@	Kinetic Concepts, Inc.	617,550
43,480		Medtronic, Inc.	2,206,610
73,691	@	OraSure Technologies, Inc.	759,017
174,274	@@	Smith & Nephew PLC	1,541,033
27,500		St. Jude Medical, Inc.	1,127,500
13,203		Vital Signs, Inc.	725,241
161,547	@	Wright Medical Group, Inc.	3,190,553
27,500	@	Zimmer Holdings, Inc.	1,859,000
			22,656,757

		PORTFOLIO OF INVESTMENTS
ING Evergreen Health Sciences Portfolio		as of March 31, 2006 (Unaudited)(continued)
Shares			Value

COMMON STOCK: 96.5% (continued)

		Healthcare — Services: 11.3%
50,000		Aetna, Inc.	$2,457,000
20,777	@@	Fresenius AG	3,520,690
6,629	@@	Fresenius Medical Care AG	789,896
65,200		HCA, Inc.	2,985,508
35,900		Manor Care, Inc.	1,592,165
45,900		Quest Diagnostics	2,354,670
16,358		Universal Health Services, Inc.	830,823
90,000	@	WellPoint, Inc.	6,968,703
			21,499,455
		Insurance: 1.6%
24,000		Cigna Corp.	3,134,880
			3,134,880
		Miscellaneous Manufacturing: 0.7%
49,088	@@	Tyco International Ltd.	1,319,485
			1,319,485
		Pharmaceuticals: 48.3%
139,869		Abbott Laboratories	5,940,236
30,014	@	Adolor Corp.	714,333
18,000	@	Alkermes, Inc.	396,900
50,788	@	Alnylam Pharmaceuticals, Inc.	893,361
43,902	@	Altus Pharmaceuticals, Inc.	962,771
15,830	@	Anadys Pharmaceuticals, Inc.	255,021
50,803	@	Andrx Corp.	1,206,063
73,100	@, @@	Angiotech Pharmaceuticals, Inc.	1,081,880
73,043	@@	AstraZeneca PLC	3,663,712
50,250	@	Atherogenics, Inc.	820,080
20,546	@	BioMarin Pharmaceuticals, Inc.	275,727
150,000		Bristol-Myers Squibb Co.	3,691,500
93,200	@@	Chugai Pharmaceutical Co., Ltd.	1,684,672
20,629	@	Cubist Pharmaceuticals, Inc.	473,848
29,000	@	CV Therapeutics, Inc.	640,320
96,460	@@	Daiichi Sankyo Co., Ltd.	2,196,770
40,000	@	Dov Pharmaceutical, Inc.	639,200
50,000		Eli Lilly & Co.	2,765,000
91,900	@@	GlaxoSmithKline PLC ADR	4,807,289
37,400	@	Hospira, Inc.	1,475,804
10,040	@	ImClone Systems, Inc.	341,561
97,300	@	Insmed, Inc.	189,735
85,976	@, @@	Ipsen	3,442,811
28,951	@	KV Pharmaceutical Co.	698,298
20,000	@	Medarex, Inc.	264,400
10,438	@	Medicines Co.	214,710
33,193		Medicis Pharmaceutical	1,082,092
100,900		Merck & Co., Inc.	3,554,707
20,000	@@	Merck KGaA	1,897,999
20,000	@	MGI Pharma, Inc.	350,000
20,000		Mylan Laboratories	468,000
92,300	@@	Novartis AG ADR	5,117,112
40,000	@@	Novo-Nordisk A/S	2,484,456
54,071	@	NPS Pharmaceuticals, Inc.	461,766
37,344	@	Nuvelo, Inc.	665,470
84,071	@	OSI Pharmaceuticals, Inc.	2,698,679

		PORTFOLIO OF INVESTMENTS
ING Evergreen Health Sciences Portfolio		as of March 31, 2006 (Unaudited)(continued)
Shares				Value

COMMON STOCK: 96.5% (continued)

205,700		Pfizer, Inc.		$5,126,044
40,000	@	Pharmion Corp.		720,800
189,678	@, @@	QLT, Inc.		1,458,624
28,200	@@	Roche Holding AG		4,180,637
45,827	@@	Schering AG		4,755,552
226,500		Schering-Plough Corp.		4,301,235
18,764	@	Sepracor, Inc.		915,871
80,000	@	Tanox, Inc.		1,553,600
30,000	@	Theravance, Inc.		841,200
65,000	@	Trimeris, Inc.		878,150
10,079	@	United Therapeutics Corp.		668,036
60,000		Valeant Pharmaceuticals International		951,000
119,149	@	Valera Pharmaceuticals, Inc.		1,209,362
15,000	@	Watson Pharmaceuticals, Inc.		431,100
85,200		Wyeth		4,133,904
77,100	@	Zymogenetics, Inc.		1,666,902
				92,308,300
		Retail: 1.2%
79,376		CVS Corp.		2,370,961
				2,370,961
		Total Common Stock
		(Cost $170,336,322)		184,432,459

WARRANTS: 0.0%

		Chemicals: 0.0%
7,000	@@	Syngenta AG		8,784
				8,784

		Total Warrants
		(Cost $-)		8,784

		Total Long-Term Investments
		(Cost $170,336,322)		184,441,243

Principal
Amount				Value

SHOR-TERM INVESTMENTS 3.5%

		U.S. Government Agency Obligation 3.5%
$6,781,000		Federal Home Loan Bank, 4.400%, due 04/03/06		$6,778,514

		Total U.S. Government Agency Obligation
		(Cost $6,778,514)		6,778,514

		Total Investments in Securities
		(Cost $177,114,836)*	100.0%	$191,219,757
		Other Assets and Liabilities—Net	0.0	4,051
		Net Assets	100.0%	$191,223,808

	PORTFOLIO OF INVESTMENTS
ING Evergreen Health Sciences Portfolio	as of March 31, 2006 (Unaudited)(continued)

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt

*	Cost for federal income tax purposes is $178,292,370.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$17,014,371
	Gross Unrealized Depreciation	(4,086,984)
	Net Unrealized Appreciation	$12,927,387

		PORTFOLIO OF INVESTMENTS
ING Evergreen Omega Portfolio		as of March 31, 2006 (Unaudited)
Shares			Value

COMMON STOCK: 98.0%

		Advertising: 1.4%
58,500	@	Lamar Advertising Co.	$3,078,270
			3,078,270
		Aerospace/Defense: 1.5%
45,400		Lockheed Martin Corp.	3,410,902
			3,410,902
		Apparel: 2.4%
101,900	@	Coach, Inc.	3,523,702
84,500		Wolverine World Wide, Inc.	1,869,985
			5,393,687
		Beverages: 0.5%
20,000		PepsiCo, Inc.	1,155,800
			1,155,800
		Biotechnology: 3.7%
28,700	@	Amgen, Inc.	2,087,925
80,700	@	Biogen Idec, Inc.	3,800,970
67,000	@	PDL BioPharma, Inc.	2,197,600
			8,086,495
		Building Materials: 2.5%
52,000		Martin Marietta Materials, Inc.	5,565,560
			5,565,560
		Coal: 2.2%
64,500		Foundation Coal Holdings, Inc.	2,653,530
61,100		Massey Energy Co.	2,203,877
			4,857,407
		Computers: 4.9%
32,600	@	Apple Computer, Inc.	2,044,672
199,000	@	Cadence Design Systems, Inc.	3,679,510
43,800	@	Cognizant Technology Solutions Corp.	2,605,662
47,000	@	Dell, Inc.	1,398,720
75,000	@	EMC Corp.	1,022,250
			10,750,814
		Cosmetics/Personal Care: 2.1%
80,500		Procter & Gamble Co.	4,638,410
			4,638,410
		Diversified Financial Services: 2.3%
18,000		Countrywide Financial Corp.	660,600
15,000		Goldman Sachs Group, Inc.	2,354,400
16,600		Legg Mason, Inc.	2,080,478
			5,095,478
		Healthcare — Products: 4.1%
28,500	@@	Alcon, Inc.	2,971,410
59,700		Medtronic, Inc.	3,029,775
74,300		St. Jude Medical, Inc.	3,046,300
			9,047,485

		PORTFOLIO OF INVESTMENTS
ING Evergreen Omega Portfolio		as of March 31, 2006 (Unaudited)(continued)
Shares			Value

COMMON STOCK: 98.0% (continued)

		Healthcare — Services: 6.1%
64,000		Aetna, Inc.	$3,144,960
58,600	@	DaVita, Inc.	3,528,306
59,400	@	Healthways, Inc.	3,025,836
49,100	@	WellPoint, Inc.	3,801,813
			13,500,915
		Insurance: 1.8%
51,400		Prudential Financial, Inc.	3,896,634
			3,896,634
		Internet: 5.8%
29,600	@	Amazon.com, Inc.	1,080,696
77,300	@	eBay, Inc.	3,019,338
18,000	@	F5 Networks, Inc.	1,304,820
14,000	@	Google, Inc.	5,460,000
90,000	@	Openwave Systems, Inc.	1,942,200
			12,807,054
		Lodging: 3.2%
45,900		Starwood Hotels & Resorts Worldwide, Inc.	3,108,807
48,700		Station Casinos, Inc.	3,865,319
			6,974,126
		Machinery — Construction & Mining: 0.5%
35,000		JLG Industries, Inc.	1,077,650
			1,077,650
		Machinery — Diversified: 0.3%
7,500		Deere & Co.	592,875
			592,875
		Media: 0.5%
65,000		News Corp., Inc.	1,079,650
			1,079,650
		Mining: 1.5%
9,000	@@	Barrick Gold Corp.	245,160
49,000	@@	BHP Billiton Ltd. ADR	1,952,650
20,000	@, @@	Desert Sun Mining Corp.	110,400
16,000	@@	Gold Fields Ltd. ADR	351,680
7,000	@, @@	Meridian Gold, Inc.	207,550
5,000		Newmont Mining Corp.	259,450
10,000	@, @@	Randgold Resources Ltd. ADR	181,700
			3,308,590
		Miscellaneous Manufacturing: 4.7%
47,600	@	Cooper Industries Ltd.	4,136,440
64,900		General Electric Co.	2,257,222
88,800		Pall Corp.	2,769,672
25,000		Roper Industries, Inc.	1,215,750
			10,379,084

		PORTFOLIO OF INVESTMENTS
ING Evergreen Omega Portfolio		as of March 31, 2006 (Unaudited)(continued)
Shares			Value

COMMON STOCK: 98.0% (continued)

		Oil & Gas: 5.2%
31,000		Apache Corp.	$2,030,810
40,300		Diamond Offshore Drilling	3,606,850
27,000		ENSCO International, Inc.	1,389,150
14,400		Tesoro Petroleum Corp.	984,096
21,500	@	Ultra Petroleum Corp.	1,339,665
47,200		XTO Energy, Inc.	2,056,504
			11,407,075
		Oil & Gas Services: 3.1%
22,000	@	Grant Prideco, Inc.	942,480
40,000	@	Helix Energy Solutions	1,516,000
17,000	@	National-Oilwell, Inc.	1,090,040
73,600	@	Weatherford International Ltd.	3,367,200
			6,915,720
		Pharmaceuticals: 11.8%
60,000		Cardinal Health, Inc.	4,471,200
67,550	@	Caremark Rx, Inc.	3,322,109
39,000		Eli Lilly & Co.	2,156,700
166,500	@	Endo Pharmaceuticals Holdings, Inc.	5,462,865
31,000	@	Kos Pharmaceuticals, Inc.	1,480,870
60,000	@@	Novartis AG ADR	3,326,400
79,000	@@	Teva Pharmaceutical Industries Ltd ADR	3,253,220
50,000		Wyeth	2,426,000
			25,899,364
		Retail: 6.3%
82,500		Best Buy Co., Inc.	4,614,225
45,000		Borders Group, Inc.	1,135,800
130,600	@	Chico’s FAS, Inc.	5,307,584
53,000		Nordstrom, Inc.	2,076,540
17,000	@	Starbucks Corp.	639,880
			13,774,029
		Semiconductors: 6.1%
90,000	@	Fairchild Semiconductor International, Inc.	1,716,300
44,000		Kla-Tencor Corp.	2,127,840
20,600	@, @@	Marvell Technology Group Ltd.	1,114,460
61,700	@	MEMC Electronic Materials, Inc.	2,277,964
48,300		Microchip Technology, Inc.	1,753,290
196,400		Micron Technology, Inc.	2,891,008
65,000		Xilinx, Inc.	1,654,900
			13,535,762
		Software: 4.3%
135,000	@	Activision, Inc.	1,861,650
4,250	@	Avid Technology, Inc.	184,705
25,000	@	Citrix Systems, Inc.	947,500
172,300		Microsoft Corp.	4,688,283
134,600	@	Oracle Corp.	1,842,674
			9,524,812
		Telecommunications: 8.4%
321,000	@	Cisco Systems, Inc.	6,956,070
138,700		Motorola, Inc.	3,177,617
24,000	@	NII Holdings, Inc.	1,415,280
135,800		Qualcomm, Inc.	6,872,838
			18,421,805
		Textiles: 0.8%
40,900		Cintas Corp.	1,743,158
			1,743,158
		Total Common Stock
		(Cost $199,281,713)	215,918,611

	PORTFOLIO OF INVESTMENTS
ING Evergreen Omega Portfolio	as of March 31, 2006 (Unaudited)(continued)
Principal Amount			Value

SHORT-TERM INVESTMENTS 1.7%

	U.S. Government Agency Obligation: 1.7%
$3,695,000	Federal Home Loan Bank, 4.400%, due 04/03/06		$3,693,645

	Total U.S. Government Agency Obligation
	(Cost $3,693,645)		3,693,645

	Total Investments in Securities
	(Cost $202,975,358)*	99.7%	$219,612,256
	Other Assets and Liabilities—Net	0.3	723,371
	Net Assets	100.0%	$220,335,627

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
*	Cost for federal income tax purposes is $203,018,063.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation		$21,026,761
	Gross Unrealized Depreciation		(4,432,568)
	Net Unrealized Appreciation		$16,594,193

		PORTFOLIO OF INVESTMENTS
ING FMR Diversified Mid Cap Portfolio		as of March 31, 2006 (Unaudited)
Shares			Value

COMMON STOCK: 94.9%

		Advertising: 1.2%
6,516	@@	Aeroplan Income Fund	$72,052
14,000	@@	Clear Media Ltd.	16,237
3,700	@, @@	Focus Media Holding Ltd. ADR	214,674
97,200		Omnicom Group	8,091,900
5,100	@@, X	Trader Classified Media NV	69,258
			8,464,121
		Aerospace/Defense: 0.7%
18,500	@, L	Alliant Techsystems, Inc.	1,427,645
121,000	@@	CAE, Inc.	952,152
59,000	@	Esterline Technologies Corp.	2,522,250
			4,902,047
		Agriculture: 0.4%
30,800		Archer-Daniels-Midland Co.	1,036,420
19,700		Monsanto Co.	1,669,575
			2,705,995
		Airlines: 0.2%
36,200	@, @@	ACE Aviation Holdings, Inc.	1,056,273
			1,056,273
		Apparel: 1.0%
235,000	@@	Asics Corp.	2,568,837
24,787	@, L	Columbia Sportswear Co.	1,321,891
2,900	@, L	Deckers Outdoor Corp.	117,566
479,500	@@	Ports Design Ltd.	703,469
8,700	@, L	Quiksilver, Inc.	120,582
7,400		Stride Rite Corp.	107,152
124,294	@@	Ted Baker PLC	1,085,839
6,200	@@	Tod’s S.p.A.	477,344
64,700	@@	Yue Yuen Industrial Holdings	190,184
			6,692,864
		Auto Manufacturers: 0.1%
11,580	@@	Hyundai Motor Co.	970,978
			970,978
		Auto Parts & Equipment: 0.3%
6,835,000	@@	Geely Automobile Holdings Ltd.	677,076
206,464	@, L	IMPCO Technologies, Inc.	1,346,145
354,000	@, @@	New Focus Auto Tech Holdings Ltd.	117,470
			2,140,691
		Banks: 2.8%
32,800	@@, L	Banco Itau Holding Financeira SA ADR	976,456
55,400	@@	Banco Pastor SA	3,215,234
194,582	@@	Bank of Baroda	1,006,581
410,000	@@	Bank of Fukuoka Ltd.	3,451,572
1,530,101	@@	Bank Of Maharashtra	1,049,871
60,367	L	Boston Private Financial Holdings, Inc.	2,039,801
15	@@	Capitalia S.p.A.	124

		PORTFOLIO OF INVESTMENTS
ING FMR Diversified Mid Cap Portfolio		as of March 31, 2006 (Unaudited)(continued)
Shares			Value

COMMON STOCK: 94.9% (continued)

26,900		Colonial BancGroup, Inc.	$672,500
26,100		Commerce BanCorp, Inc.	956,565
1,325,800	@, @@	Dena Bank	1,078,009
11,800	@@	HDFC Bank Ltd. ADR	643,100
181,000	@@	Hiroshima Bank Ltd./The	1,072,545
8,600	@@	ICICI Bank Ltd. ADR	238,048
134,000	@@	Juroku Bank Ltd./The	903,809
93,000	@@	Keiyo Bank Ltd./The	639,232
4,300	L	PrivateBancorp, Inc.	178,407
94,000	@@	Sumitomo Trust & Banking Co., Ltd.	1,084,836
298,069	@@	UCO Bank Ltd.	177,769
4,900	@@	Uniao de Bancos Brasileiros SA ADR	362,159
			19,746,618
		Beverages: 0.3%
5,200	@@	Fomento Economico Mexicano SA de CV ADR	476,632
13,931	@, L	Green Mountain Coffee Roasters, Inc.	553,339
33,700	@@	Grupo Modelo SA	122,973
4,300	@, L	Hansen Natural Corp.	542,015
12,900	@	Jones Soda Co.	106,425
			1,801,384
		Biotechnology: 2.2%
53	@, L	Affymetrix, Inc.	1,745
46,200	@, L	Exelixis, Inc.	554,862
285,200	@	Harvard Bioscience, Inc.	1,252,028
29,870	@	Invitrogen Corp.	2,094,783
39,100	@	Millipore Corp.	2,856,646
5,771	@, L	Myriad Genetics, Inc.	150,565
405,000	@, @@, L	Qiagen NV	6,038,550
200	@	Seattle Genetics, Inc.	1,032
25,900	@, L	Sirna Therapeutics, Inc.	174,566
143,600	@, L	Stratagene Corp.	1,579,600
169,300	@	Strategic Diagnostics, Inc.	562,076
			15,266,453
		Building Materials: 0.1%
11,150		Florida Rock Industries, Inc.	626,853
52		Simpson Manufacturing Co., Inc.	2,252
			629,105
		Chemicals: 3.0%
171,191		Airgas, Inc.	6,691,856
156,500	L	Ecolab, Inc.	5,978,300
82,850		International Flavors & Fragrances, Inc.	2,843,412
13,100	@@	Nitto Denko Corp.	1,108,293
24,100		Praxair, Inc.	1,329,115
2,900	@@	Sinopec Shanghai Petrochemical Co., Ltd. ADR	165,184
174,000	@@	Tokuyama Corp.	2,942,367
			21,058,527
		Coal: 1.8%
36,100	L	Arch Coal, Inc.	2,741,434
114,600		Consol Energy, Inc.	8,498,736
13,500	@@	Fording Canadian Coal Trust	512,065
68,700	@, L	International Coal Group, Inc.	669,138
			12,421,373

		PORTFOLIO OF INVESTMENTS
ING FMR Diversified Mid Cap Portfolio		as of March 31, 2006 (Unaudited)(continued)
Shares			Value

COMMON STOCK: 94.9% (continued)

		Commercial Services: 2.5%
19	@, L	Bright Horizons Family Solutions, Inc.	$736
6,300	L	Chemed Corp.	373,842
60,700	@	ChoicePoint, Inc.	2,716,325
15,300	@	Education Management Corp.	636,480
79,600		Equifax, Inc.	2,964,304
665	@@	Fullcast Co., Ltd.	2,753,214
19,500	@, @@	Icon Plc ADR	953,355
50,500	@@	Intertek Group PLC	719,194
23,300		ITT Educational Services, Inc.	1,492,365
18,000	L	Moody’s Corp.	1,286,280
200		Pharmaceutical Product Development, Inc.	6,922
5,100	@, L	Quanta Services, Inc.	81,702
206,000	@@	Raffles Education Corp., Ltd.	292,974
19,500	@@	Randstad Holdings NV	1,151,647
2,200	@@	Ritchie Bros Auctioneers, Inc.	108,900
1,712	@@	SGS SA	1,581,720
3,700	L	Startek, Inc.	87,172
			17,207,132
		Computers: 1.6%
80,349	@	Apple Computer, Inc.	5,039,489
8,450	@, @@	Logitech International SA	337,211
7,300	@, L	Manhattan Associates, Inc.	160,600
79,100	@, @@	Oberthur Card Systems SA	704,961
70,007	@	Sandisk Corp.	4,026,803
46,700	@, L	Seagate Technology, Inc.	1,229,611
1,200	@, @@	Xyratex Ltd.	37,800
			11,536,475
		Cosmetics/Personal Care: 0.4%
45,500	L	Avon Products, Inc.	1,418,235
10,700	@@, #, L	Kalina ADR	540,350
121	@@	Kose Corp.	4,554
37,200	@@	Shiseido Co., Ltd. ADR	690,465
			2,653,604
		Distribution/Wholesale: 1.5%
39,800	@, L	Aviall, Inc.	1,515,584
110,801	L	CDW Corp.	6,520,639
106,409	@, L	LKQ Corp.	2,214,371
7,400	@, L	Nuco2, Inc.	234,876
			10,485,470
		Diversified Financial Services: 1.6%
43,700		AllianceBernstein Holding LP	2,895,125
58,800		Ameriprise Financial, Inc.	2,649,528
80,600	@@	Azimut Holding S.p.A.	1,004,048
4,232		CapitalSource, Inc.	105,292
22,200	@, L	IntercontinentalExchange, Inc.	1,532,910
52,890	@, @@	Korea Investment Holdings Co., Ltd.	1,887,901
23,500	@@	TSX Group, Inc.	1,057,963
			11,132,767
		Electric: 1.2%
408,901	@	AES Corp.	6,975,851
20,000	L	Black Hills Corp.	680,000
12,100		Public Service Enterprise Group, Inc.	774,884
			8,430,735

		PORTFOLIO OF INVESTMENTS
ING FMR Diversified Mid Cap Portfolio		as of March 31, 2006 (Unaudited)(continued)
Shares			Value

COMMON STOCK: 94.9% (continued)

		Electrical Components & Equipment: 0.7%
18,500	@	Energy Conversion Devices, Inc.	$909,830
35,800	@	General Cable Corp.	1,085,814
17,140	@@	LG Electronics, Inc.	1,386,277
24,100		Molex, Inc.	800,120
79,700	@	Solar Integrated Technology	508,737
			4,690,778
		Electronics: 5.1%
34,300		Badger Meter, Inc.	1,954,414
1,115,792	@@	HON HAI Precision Industry Co., Ltd.	6,884,126
12,900	@@	Ibiden Co., Ltd.	650,442
29,900	@, @@	Imax Corp.	303,972
78,383	@, L	International DisplayWorks, Inc.	513,409
8,200	@, L	Itron, Inc.	490,770
159,200	@, L	Kemet Corp.	1,507,624
1,870	@@	Keyence Corp.	484,303
73,600	@, @@	Mettler Toledo International, Inc.	4,441,024
176,100	@@	NEC Corp. ADR	1,239,744
692		Symbol Technologies, Inc.	7,321
280,300	@	Thermo Electron Corp.	10,396,327
401,700	@, L	Vishay Intertechnology, Inc.	5,720,208
28,900	@	Waters Corp.	1,247,035
			35,840,719
		Energy — Alternate Sources: 0.2%
6,200	@@	Solarworld AG	1,623,647
			1,623,647
		Engineering & Construction: 0.7%
3,720	@@	Daelim Industrial Co.	294,118
4,350	@@	Daelim Industrial Co.	343,929
10,200		Fluor Corp.	875,160
7,669	@, L	Insituform Technologies, Inc.	203,995
27,500		Jacobs Engineering Group, Inc.	2,385,350
26,800	@	Shaw Group, Inc.	814,720
38,000	@@	Taihei Dengyo Kaisha Ltd.	337,057
			5,254,329
		Environmental Control: 0.3%
10,600	@, @@	Bennett Environmental, Inc.	47,248
486,000	@@	Bio-Treat Technology Ltd.	363,332
13,536	@, L	Clean Harbors, Inc.	401,613
20,709	@, L	Stericycle, Inc.	1,400,343
			2,212,536
		Food: 3.0%
6	@, @@	Barry Callebaut AG	2,469
8,600	@@	Daikokutenbussan Co., Ltd.	227,514
50,880	@@	Groupe Danone	6,167,590
8,600	@@	Groupe Danone ADR	220,418
1,841,000	@@	Heng Tai Consumables Group Ltd.	241,942
83,900	L	Hershey Foods Corp.	4,382,097
1,600	@@	Iaws Group PLC	27,882
4,432,500	@@	Indofood Sukses Makmur Tbk PT	432,203
320	@@	Lindt & Spruengli AG	592,180
139	@@	Lindt & Spruengli AG	2,695,666
20,600		McCormick & Co., Inc.	697,516
31,300	@@	Metro AG	1,605,332

		PORTFOLIO OF INVESTMENTS
ING FMR Diversified Mid Cap Portfolio		as of March 31, 2006 (Unaudited)(continued)
Shares			Value

COMMON STOCK: 94.9% (continued)

78,500	L	Pilgrim’s Pride Corp.	$1,701,095
176		Seaboard Corp.	280,544
144,000	@@	Tingyi Cayman Islands Holding Corp.	82,579
26,600	@@	Valor Co., Ltd.	576,012
379,000	@@	Want Want Holdings Ltd.	477,540
10,700	@, @@, #, L	Wimm-Bill-Dann Foods ADR	303,452
			20,714,031
		Forest Products & Paper: 0.4%
600	@, @@	International Forest Products	3,914
1,182,000	@@	Lee & Man Paper Manufacturing Ltd.	1,590,681
267,300	@, @@	Sino-Forest Corp.	1,500,784
			3,095,379
		Gas: 0.3%
180,300	@	Semco Energy, Inc.	998,862
1,554,000	@@	Xinao Gas Holdings Ltd.	1,441,884
			2,440,746
		Hand/Machine Tools: 0.2%
24,400	@@, L	Nidec Corp. ADR	498,980
24,400	L	Stanley Works	1,236,104
			1,735,084
		Healthcare — Products: 2.6%
25,330	L	Beckman Coulter, Inc.	1,382,258
23,300		CR Bard, Inc.	1,579,973
22,100	@	Edwards Lifesciences Corp.	961,350
9,750	@, L	Endocare, Inc.	33,540
11,800	@, L	Epix Medical, Inc.	41,300
79,500	@	Haemonetics Corp.	4,036,215
3,558,000	@@	Hengan International Group Co., Ltd.	5,632,866
2,800	@, L	Idexx Laboratories, Inc.	241,808
7,200	@	Orthologic Corp.	15,840
800	@, L	PSS World Medical, Inc.	15,432
91,000		St. Jude Medical, Inc.	3,731,000
6	@@	Synthes, Inc.	657
80	@	Ventana Medical Systems	3,342
6,400	@	Vital Images, Inc.	218,112
			17,893,693
		Healthcare — Services: 2.8%
85,300		Aetna, Inc.	4,191,642
38,900	@, L	American Retirement Corp.	996,618
59,400	@, L	Covance, Inc.	3,489,750
21,700	@	DaVita, Inc.	1,306,557
20,000	@, @@	Diagnosticos da America SA	513,222
127,900	@	Humana, Inc.	6,733,935
145,600	@	Res-Care, Inc.	2,676,128
			19,907,852
		Holding Companies — Diversified: 0.0%
120,000	@@	NWS Holdings Ltd.	222,685
			222,685
		Home Builders: 0.2%
9,400	@	National RV Holdings, Inc.	60,160
77,000	@@	Sekisui House Ltd.	1,145,597
100	@, L	Toll Brothers, Inc.	3,463
			1,209,220

		PORTFOLIO OF INVESTMENTS
ING FMR Diversified Mid Cap Portfolio		as of March 31, 2006 (Unaudited)(continued)
Shares			Value

COMMON STOCK: 94.9% (continued)

		Home Furnishings: 0.1%
24	@@	Alba PLC	$101
4,556	@@	Rational AG	734,365
			734,466
		Insurance: 4.0%
42,500	@@	Admiral Group PLC	462,168
111,200		Aflac, Inc.	5,018,456
25,400		American International Group, Inc.	1,678,686
197,300	L	Assurant, Inc.	9,717,025
24,100	L	Brown & Brown, Inc.	800,120
16,400	@@	Everest Re Group Ltd.	1,531,268
50		MBIA, Inc.	3,007
35,900		Ohio Casualty Corp.	1,138,030
58,500		Old Republic International Corp.	1,276,470
804,500	@@	Ping An Insurance Group Co. of China Ltd.	2,071,282
24,000		Progressive Corp.	2,502,240
3,200		Radian Group, Inc.	192,800
1,858	@	Universal American Financial Corp.	28,613
87,299	@, L	USI Holdings Corp.	1,408,133
			27,828,298
		Internet: 2.7%
825	@, L	Alloy, Inc.	11,063
89	@, L	aQuantive, Inc.	2,095
288,244	@	Art Technology Group, Inc.	925,263
96,399	@	At Road, Inc.	488,743
21,700	@, L	Audible, Inc.	228,067
15,639	@, L	Digitas, Inc.	225,202
76,579	@, L	eCollege.com, Inc.	1,442,748
268,028	@, L	Harris Interactive, Inc.	1,506,317
110,638	@	Health Grades, Inc.	589,689
16,700	@	iVillage, Inc.	140,447
39,700	@, L	Monster Worldwide, Inc.	1,979,442
90,918	L	Netbank, Inc.	658,246
66,900	@, L	Opsware, Inc.	573,333
462,322	@, L	RealNetworks, Inc.	3,814,157
137,900	@, L	SonicWALL, Inc.	977,711
121,100	@, L	Symantec Corp.	2,038,113
200,000	@@	Tencent Holdings Ltd.	335,846
15	@, L	Trizetto Group	264
85,500	@, L	Valueclick, Inc.	1,446,660
49,000	@, L	VeriSign, Inc.	1,175,510
764	@@	Yahoo! Japan Corp.	464,061
			19,022,977
		Iron/Steel: 0.1%
6,400		Nucor Corp.	670,656
			670,656
		Leisure Time: 0.3%
317,000	@@	Fu Sheng Industrial Co., Ltd.	374,364
61,000	@@	Giant Manufacturing Co., Ltd.	111,729
7,500	L	Harley-Davidson, Inc.	389,100
24,400	@@	Trigano SA	1,364,954
			2,240,147

		PORTFOLIO OF INVESTMENTS
ING FMR Diversified Mid Cap Portfolio		as of March 31, 2006 (Unaudited)(continued)
Shares			Value

COMMON STOCK: 94.9% (continued)

		Machinery — Construction & Mining: 0.2%
14,825		Terex Corp.	$1,174,733
			1,174,733
		Machinery — Diversified: 4.3%
299,705	@, L	AGCO Corp.	6,215,882
67,800	@	Flowserve Corp.	3,955,452
32,500		Graco, Inc.	1,476,475
20,700	@@	Heidelberger Druckmaschinen	914,311
200	@@	Krones AG	24,115
1,311,000	@@	MMI Holding Ltd.	613,856
225,522		Rockwell Automation, Inc.	16,217,291
28,400		Wabtec Corp.	925,840
			30,343,222
		Media: 0.9%
42,300	@@	Astral Media, Inc.	1,205,981
28,424	@	EchoStar Communications Corp.	849,025
40,700		EW Scripps Co.	1,819,697
100	@, @@	Modern Times Group AB	4,690
21,500	@	Salem Communications Corp.	322,715
65,100	@, L	Univision Communications, Inc.	2,243,997
			6,446,105
		Metal Fabricate/Hardware: 0.2%
160,000	@@	Unisteel Technology Ltd.	204,524
36,200		Valmont Industries, Inc.	1,521,848
			1,726,372
		Mining: 6.2%
132,400	@@	Agnico-Eagle Mines Ltd.	4,031,580
14,000	@@	Barrick Gold Corp.	381,360
102,100	@, @@	Boliden AB	1,565,187
14,200	@@	Cameco Corp.	511,229
62,900	@@	Cia de Minas Buenaventura SA ADR	1,553,001
143,600	@, L	Coeur d’Alene Mines Corp.	942,016
128,100		Freeport-McMoRan Copper & Gold, Inc.	7,656,537
2,600	@@	GoldCorp, Inc.	76,050
20,900	@@	GoldCorp, Inc.	612,166
13,200	@	Golden Star Resources Ltd.	41,752
152,600	@@	Harmony Gold Mining Co. Ltd.	2,445,314
12,500	@, L	Hecla Mining Co.	82,625
230,300	@, @@	High River Gold Mines Ltd.	463,917
258,000	@, @@	Kinross Gold Corp.	2,819,940
444,800	@, @@, L	Kinross Gold Corp.	4,853,681
234,900	L	Newmont Mining Corp.	12,188,961
8,000		Phelps Dodge Corp.	644,240
11,500		Royal Gold, Inc.	416,185
32,400	@@, #	Teck Cominco Ltd.	2,086,864
			43,372,605
		Miscellaneous Manufacturing: 2.4%
34,866	@, L	Ceradyne, Inc.	1,739,813
32,800		Dover Corp.	1,592,768
104,800		Harsco Corp.	8,658,576
41,700		Leggett & Platt, Inc.	1,016,229
85,500	L	Pentair, Inc.	3,484,125
8,500		Roper Industries, Inc.	413,355
			16,904,866

		PORTFOLIO OF INVESTMENTS
ING FMR Diversified Mid Cap Portfolio		as of March 31, 2006 (Unaudited)(continued)
Shares			Value

COMMON STOCK: 94.9% (continued)

		Oil & Gas: 7.6%
14,500	L	Amerada Hess Corp.	$2,064,800
43,800	@@	Canadian Natural Resources Ltd.	2,436,671
57,600		Chesapeake Energy Corp.	1,809,216
17,200	@, L	Comstock Resources, Inc.	510,668
38,500		ENSCO International, Inc.	1,980,825
32,500	@, L	Forest Oil Corp.	1,208,350
121,300	@, L	Global Santa Fe Corp.	7,368,975
77,130	@, L	Goodrich Petroleum Corp.	2,082,510
5	@@	JKX Oil & Gas Plc	27
40,302	@	Mariner Energy, Inc.	826,594
21,500	@, @@, L	Nabors Industries Ltd.	1,538,970
107,500	@, L	Noble Corp.	8,718,250
546,000	@, L	Parker Drilling Co.	5,061,420
76,300	@	Pride International, Inc.	2,379,034
95,700		Rowan Cos., Inc.	4,206,972
41,000	L	Tesoro Petroleum Corp.	2,801,940
61,300	@, L	Transocean, Inc.	4,922,390
34,780		Valero Energy Corp.	2,079,148
21,400		XTO Energy, Inc.	932,398
			52,929,158
		Oil & Gas Services: 6.0%
11,100		BJ Services Co.	384,060
43,000	@	Cooper Cameron Corp.	1,895,440
117,200	@	Core Laboratories N.V	5,572,860
98,900	@, L	FMC Technologies, Inc.	5,065,658
62,500	@	Global Industries Ltd.	905,625
69,500	@	Grant Prideco, Inc.	2,977,380
113,500	@, L	Helix Energy Solutions	4,301,650
93,535	@, L	National-Oilwell, Inc.	5,997,464
94,100	@, L	Newpark Resources	771,620
42,300	@	Oceaneering International, Inc.	2,423,790
158,800	@@	Pason Systems, Inc.	4,257,898
38,700	L	Smith International, Inc.	1,507,752
40,200	@, L	Veritas DGC, Inc.	1,824,678
97,934	@, L	Weatherford International Ltd.	4,480,481
			42,366,356
		Packaging & Containers: 0.0%
126		Silgan Holdings, Inc.	5,061
			5,061
		Pharmaceuticals: 3.5%
22,592		Allergan, Inc.	2,451,232
2,900	@, L	Alnylam Pharmaceuticals, Inc.	51,011
16,000	@, L	BioMarin Pharmaceuticals, Inc.	214,720
23,245	@	Caremark Rx, Inc.	1,143,189
11,800	@@	Dr. Reddy’s Laboratories Ltd. ADR	370,520
100	@	Dusa Pharmaceuticals, Inc.	706
36,406	@	Kos Pharmaceuticals, Inc.	1,739,115
17,800	@, L	Medarex, Inc.	235,316
15,816	@	National Medical Health Card Systems, Inc.	442,848
62,500	@	NBTY, Inc.	1,407,500
16,537	@	Neogen Corp.	405,157
29,800	@, L	New River Pharmaceuticals, Inc.	989,658
109,200	L	Omnicare, Inc.	6,004,908
107,700	@, L	Onyx Pharmaceuticals, Inc.	2,828,202

		PORTFOLIO OF INVESTMENTS
ING FMR Diversified Mid Cap Portfolio		as of March 31, 2006 (Unaudited)(continued)
Shares			Value

COMMON STOCK: 94.9% (continued)

43,900	@, L	OSI Pharmaceuticals, Inc.	$1,409,190
9	@	Ranbaxy Laboratories Ltd. GDR	88
17,926	@@	Roche Holding AG	2,657,521
7,300	@@	Roche Holding AG ADR	542,116
22,800	@, L	Theravance, Inc.	639,312
24,800	@, L	VCA Antech, Inc.	706,304
1,666	@, L	Viropharma, Inc.	21,158
			24,259,771
		Pipelines: 0.3%
74,800	@@	TransCanada Corp.	2,158,851
			2,158,851
		Real Estate: 1.1%
38,800	@@	Aeon Mall Co., Ltd.	1,931,114
10,000	@@	Daito Trust Construction Co., Ltd.	520,489
43,540	@@	Goldcrest Co., Ltd.	2,093,073
140,000	@@	Hopewell Holdings	405,742
367,000	@@	Kerry Properties Ltd.	1,341,935
4,000	@@	Mitsui Fudosan Co., Ltd.	91,727
30,400	@@	Nihon Eslead Corp.	961,009
53	@@	NTT Urban Development Corp.	459,566
34,000	@@	Shun TAK Holdings Ltd.	48,520
900		WP Carey & Co. LLC	24,102
			7,877,277
		Real Estate Investment Trust: 0.9%
18,400		Equity Office Properties Trust	617,872
59,600	L	Equity Residential	2,788,684
39,200	L	General Growth Properties, Inc.	1,915,704
18,500		Weingarten Realty Investors	753,875
			6,076,135
		Retail: 4.8%
18,400	L	Abercrombie & Fitch Co.	1,072,720
24,000	@@	ASKUL Corp.	675,609
5,700		Best Buy Co., Inc.	318,801
13,100		Blockbuster, Inc.	52,007
99,900	@, L	Build-A-Bear Workshop, Inc.	3,061,935
500	@	Chipotle Mexican Grill, Inc.	27,695
65,200		Circuit City Stores, Inc.	1,596,096
29,641	@, L	Cost Plus, Inc.	506,861
1,650	@, L	dELIA*s, Inc.	15,411
648,400	@@	Dixons Group PLC	2,068,421
7,400	@, L	DSW, Inc.	231,768
46,200	@, L	GameStop Corp.	2,177,868
66,600	@	GameStop Corp.	2,885,112
76,100	@@	Jumbo SA	1,262,278
79,600	@@	Komeri Co., Ltd.	2,965,557
229,500	@@	Lifestyle International Holdings Ltd.	393,352
30,200	@@	Lojas Renner SA	1,641,758
154,758	@@	Massmart Holdings Ltd.	1,465,010
160,500	@@	Mitra Adiperkasa Tbk PT	19,837
28,700		MSC Industrial Direct Co.	1,550,374
22,000	@@	Nitori Co., Ltd.	1,140,498
18,400	L	Outback Steakhouse, Inc.	809,600
8,100	@@	Plant Co., Ltd.	64,938
18	L	Ross Stores, Inc.	525
10,700	@@	Ryohin Keikaku Co., Ltd.	895,522

		PORTFOLIO OF INVESTMENTS
ING FMR Diversified Mid Cap Portfolio		as of March 31, 2006 (Unaudited)(continued)
Shares			Value

COMMON STOCK: 94.9% (continued)

486	@@	Shinsegae Co., Ltd.	$221,489
27,438	@	Sonic Corp.	963,897
37,200	@@	St Marc Holdings Co., Ltd.	2,443,427
113,400	@@	Sugi Pharmacy Co., Ltd.	2,712,940
6,600		Tiffany & Co.	247,764
5,388		World Fuel Services Corp.	217,891
			33,706,961
		Semiconductors: 3.4%
68,500	@	Advanced Micro Devices, Inc.	2,271,460
44,300	@, L	Altera Corp.	914,352
21,200		Analog Devices, Inc.	811,748
183,300	@, @@, L	ASML Holding NV	3,733,821
47,600	@, L	Axcelis Technologies, Inc.	278,936
70,600	@, L	Cypress Semiconductor Corp.	1,196,670
69,800	@, L	Integrated Device Technology, Inc.	1,037,228
41,500		Intersil Corp.	1,200,180
7,500	@	Lam Research Corp.	322,500
149,444	@, L	Mattson Technology, Inc.	1,793,328
76,700	@, L	MEMC Electronic Materials, Inc.	2,831,764
11,300	@, @@, L	Saifun Semiconductors Ltd.	351,430
300	@, L	Sunpower Corp.	11,448
13,000	@, L	Teradyne, Inc.	201,630
83,100	@, L	Veeco Instruments, Inc.	1,940,385
220,641	@, L	Zoran Corp.	4,827,625
			23,724,505
		Software: 2.9%
68,200	@, L	Allscripts Healthcare Solutions, Inc.	1,248,742
71,500	@, @@, L	Cognos, Inc.	2,781,350
73,272	@, L	Eclipsys Corp.	1,729,952
8	@@	Financial Technologies India Ltd.	307
43,300	@	Hyperion Solutions Corp.	1,411,580
166,500		IMS Health, Inc.	4,290,705
42,320	@@	Koei Co., Ltd.	878,889
21,600	@, L	Mantech International Corp.	717,552
63,650	@, L	Nuance Communications, Inc.	751,707
167,455	@, L	Open Solutions, Inc.	4,573,196
21,700	@, L	PLATO Learning, Inc.	205,933
28,600	@, L	Quality Systems, Inc.	946,660
7,600	@, @@	Tele Atlas NV	172,664
20,625	@, L	THQ, Inc.	533,981
			20,243,218
		Telecommunications: 2.6%
27,800	@@	America Movil SA de CV ADR	952,428
69,300	@, L	Andrew Corp.	851,004
145,700	@	Avanex Corp.	474,982
74,800	@, L	Avaya, Inc.	845,240
7,900		Black Box Corp.	379,595
27,600	@, L	Juniper Networks, Inc.	527,712
27,314	@, L	NII Holdings, Inc.	1,610,707
6	@, @@	Option International	603
145,000	@, L	Powerwave Technologies, Inc.	1,956,050
139,300		Qualcomm, Inc.	7,049,973
133,300	@, L	Qwest Communications International, Inc.	906,440
31,600	@	Tekelec	437,028
55,200	@	Tellabs, Inc.	877,680
49,949	@, L	USA Mobility, Inc.	1,422,548
124,000	@@	Zyxel Communications Corp.	207,268
			18,499,258

		PORTFOLIO OF INVESTMENTS
ING FMR Diversified Mid Cap Portfolio		as of March 31, 2006 (Unaudited)(continued)
Shares				Value

COMMON STOCK: 94.9% (continued)

		Textiles: 0.4%
56,974		Cintas Corp.		$2,428,232
26,000	@@	Kuraray Co., Ltd.		304,458
				2,732,690
		Transportation: 0.5%
1,400	@, @@	Golar LNG Ltd.		18,984
10	@@	Hanjin Shipping		237
64	@, L	HUB Group, Inc.		2,917
36,800		JB Hunt Transport Services, Inc.		792,672
16,100	@	Old Dominion Freight Line		433,895
900	@@	Sea Containers Ltd.		6,552
78,200	@@, L	Ship Finance International Ltd.		1,341,912
17,700	@@	UTI Worldwide, Inc.		559,320
				3,156,489
		Venture Capital: 0.1%
6,800	@, @@	Jafco Co., Ltd.		512,326
				512,326

		Total Common Stock
		(Cost $574,933,649)		664,855,814

Principal Amount				Value

SHORT-TERM INVESTMENT: 24.0%

		Securities Lending CollateralCC: 24.0%
$17,062,000		The Bank of New York Institutional Cash Reserve Fund		$168,033,286

		Total Securities Lending Collateral
		(Cost $168,033,286)		168,033,286

		Total Investments in Securities
		(Cost $742,966,935)*	118.9%	$832,889,100
		Other Assets and Liabilities—Net	(18.9)	(132,663,281)
		Net Assets	100.0%	$700,225,819

@		Non-income producing security
@@		Foreign Issuer
ADR		American Depositary Receipt
#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

cc		Securities purchased with cash collateral for securities loaned.
L		Loaned security, a portion or all of the security is on loan at March 31, 2006.
X		Fair value determined by ING Funds valuation Committee appointed by the Funds’ Board of Directors/Trustees

*		Cost for federal income tax purposes is $745,288,336.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$94,601,568
		Gross Unrealized Depreciation		(7,000,804)
		Net Unrealized Appreciation		$87,600,764

		PORTFOLIO OF INVESTMENTS
ING FMR Earnings Growth Portfolio		as of March 31, 2006 (Unaudited)
Shares			Value

COMMON STOCK: 98.4%

		Advertising: 0.8%
13,400		Omnicom Group	$1,115,550
			1,115,550
		Aerospace/Defense: 1.2%
21,900		Boeing Co.	1,706,667
			1,706,667
		Agriculture: 1.1%
19,700		Monsanto Co.	1,669,575
			1,669,575
		Apparel: 0.5%
9,500		Nike, Inc.	808,450
			808,450
		Banks: 1.3%
12,100		State Street Corp.	731,203
8,400		Wachovia Corp.	470,820
11,800		Wells Fargo & Co.	753,666
			1,955,689
		Beverages: 3.3%
47,200		Coca-Cola Co.	1,976,264
50,200		PepsiCo, Inc.	2,901,058
			4,877,322
		Biotechnology: 2.5%
33,600	@	Amgen, Inc.	2,444,400
15,100	@	Genentech, Inc.	1,276,101
			3,720,501
		Chemicals: 0.4%
11,400		Praxair, Inc.	628,710
			628,710
		Commercial Services: 0.4%
14,300		Robert Half International, Inc.	552,123
			552,123
		Computers: 5.7%
9,100	@	Affiliated Computer Services, Inc.	542,906
25,300	@	Cadence Design Systems, Inc.	467,797
54,400	@	Dell, Inc.	1,618,944
106,500		EMC Corp.	1,451,595
15,200		Hewlett-Packard Co.	500,080
39,300		International Business Machines Corp.	3,241,071
17,500	@	Network Appliance, Inc.	630,525
			8,452,918
		Cosmetics/Personal Care: 5.3%
37,300		Avon Products, Inc.	1,162,641
35,300		Colgate-Palmolive Co.	2,015,630
17,400		Estee Lauder Cos., Inc.	647,106
68,290		Procter & Gamble Co.	3,934,870
			7,760,247

		PORTFOLIO OF INVESTMENTS
ING FMR Earnings Growth Portfolio		as of March 31, 2006 (Unaudited)(continued)
Shares			Value

COMMON STOCK: 98.4% (continued)

		Diversified Financial Services: 3.3%
38,500		American Express Co.	$2,023,175
21,060		Ameriprise Financial, Inc.	948,964
3,400		Goldman Sachs Group, Inc.	533,664
25,200		SLM Corp.	1,308,888
			4,814,691
		Electrical Components & Equipment: 0.4%
16,000		Molex, Inc.	531,200
			531,200
		Electronics: 2.3%
8,600		Amphenol Corp.	448,748
10,100		Fisher Scientific International, Inc.	687,305
20,300		Gentex Corp.	354,438
22,200		National Instruments Corp.	724,164
16,800	@	Thermo Electron Corp.	623,112
12,800	@	Waters Corp.	552,320
			3,390,087
		Food: 1.8%
12,000		Hershey Foods Corp.	626,760
13,800		Kellogg Co.	607,752
15,100		McCormick & Co., Inc.	511,286
28,600		Sysco Corp.	916,630
			2,662,428
		Healthcare — Products: 6.6%
36,200		Baxter International, Inc.	1,404,922
14,600		Becton Dickinson & Co.	899,068
10,200		CR Bard, Inc.	691,662
81,900		Johnson & Johnson	4,850,118
27,100		Medtronic, Inc.	1,375,325
14,100	@	St. Jude Medical, Inc.	578,100
			9,799,195
		Healthcare — Services: 2.2%
10,700		Quest Diagnostics	548,910
47,700		UnitedHealth Group, Inc.	2,664,522
			3,213,432
		Insurance: 3.2%
24,700		Aflac, Inc.	1,114,711
9,000		AMBAC Financial Group, Inc.	716,400
43,600		American International Group, Inc.	2,881,524
			4,712,635
		Internet: 2.9%
19,700	@	Amazon.com, Inc.	719,247
37,600	@	eBay, Inc.	1,468,656
5,400	@	Google, Inc.	2,106,000
			4,293,903
		Media: 0.4%
15,500	@	Univision Communications, Inc.	534,285
			534,285

		PORTFOLIO OF INVESTMENTS
ING FMR Earnings Growth Portfolio		as of March 31, 2006 (Unaudited)(continued)
Shares			Value

COMMON STOCK: 98.4% (continued)

		Metal Fabricate/Hardware: 0.3%
6,600		Precision Castparts Corp.	$392,040
			392,040
		Miscellaneous Manufacturing: 8.5%
36,900		3M Co.	2,792,961
3,900	@	Cooper Industries Ltd.	338,910
19,500		Danaher Corp.	1,239,225
212,600		General Electric Co.	7,394,228
18,700		Honeywell International, Inc.	799,799
			12,565,123
		Office Furnishings: 0.5%
20,717		Herman Miller, Inc.	671,438
			671,438
		Oil & Gas Services: 2.7%
7,600		Baker Hughes, Inc.	519,840
7,200		BJ Services Co.	249,120
25,400		Schlumberger Ltd.	3,214,878
			3,983,838
		Pharmaceuticals: 4.4%
20,300		Eli Lilly & Co.	1,122,590
20,300		Merck & Co., Inc.	715,169
6,700		Omnicare, Inc.	368,433
26,900		Pfizer, Inc.	670,348
55,100		Schering-Plough Corp.	1,046,349
54,000		Wyeth	2,620,080
			6,542,969
		Retail: 11.2%
31,550		Best Buy Co., Inc.	1,764,592
33,200		CVS Corp.	991,684
62,900		Home Depot, Inc.	2,660,670
7,300		JC Penney Co., Inc.	440,993
12,600	@	Kohl’s Corp.	667,926
24,500		Lowe’s Cos., Inc.	1,578,780
42,400		Staples, Inc.	1,082,048
27,900		Target Corp.	1,451,079
87,900		Wal-Mart Stores, Inc.	4,152,396
39,600		Walgreen Co.	1,707,948
			16,498,116
		Semiconductors: 7.7%
67,800	@	Altera Corp.	1,399,392
31,800		Analog Devices, Inc.	1,217,622
64,300		Applied Materials, Inc.	1,125,893
138,300		Intel Corp.	2,676,105
15,800		Kla-Tencor Corp.	764,088
18,800	@	Nvidia Corp.	1,076,488
95,000		Texas Instruments, Inc.	3,084,650
			11,344,238
		Software: 9.5%
17,400	@	Adobe Systems, Inc.	607,608
28,900		Automatic Data Processing, Inc.	1,320,152
49,900	@	BEA Systems, Inc.	655,187
15,400	@	Electronic Arts, Inc.	842,688

	PORTFOLIO OF INVESTMENTS
ING FMR Earnings Growth Portfolio	as of March 31, 2006 (Unaudited)(continued)
Shares			Value

COMMON STOCK: 98.4% (continued)

24,100	First Data Corp.		$1,128,362
274,000	Microsoft Corp.		7,455,539
146,000 @	Oracle Corp.		1,998,740
			14,008,276
	Telecommunications: 6.5%
29,000	AT&T, Inc.		784,160
206,500 @	Cisco Systems, Inc.		4,474,855
56,100	Qualcomm, Inc.		2,839,221
27,854	Sprint Corp.		719,747
21,600	Verizon Communications, Inc.		735,696
			9,553,679
	Textiles: 0.3%
10,700	Cintas Corp.		456,034
			456,034
	Transportation: 1.2%
21,900	United Parcel Service, Inc.		1,738,422
			1,738,422

	Total Common Stock
	(Cost $137,549,513)		144,953,781

	Total Investments in Securities
	(Cost $137,549,513)*	98.4%	$144,953,781
	Other Assets and Liabilities—Net	1.6	2,297,702
	Net Assets	100.0%	$147,251,483

@	Non-income producing security
cc	Securities purchased with cash collateral for securities loaned.

*	Cost for federal income tax purposes is $137,717,165
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation		$9,673,266
	Gross Unrealized Depreciation		(2,436,650)
	Net Unrealized Appreciation		$7,236,616

		PORTFOLIO OF INVESTMENTS
ING Global Real Estate Portfolio		as of March 31, 2006 (Unaudited)
Shares			Value

COMMON STOCK: 98.0%

		Holding Companies - Diversified: 0.8%
78,000	@@	Wharf Holdings Ltd.	$285,995
			285,995
		Investment Companies: 0.5%
29,000	@, @@	Atlas Estates Ltd.	173,793
			173,793
		Lodging: 0.9%
5,300		Starwood Hotels & Resorts Worldwide, Inc.	358,969
			358,969
		Real Estate: 46.2%
728,000	@@	Agile Property Holdings Ltd.	605,115
125,000	@@	Beni Stabili S.p.A.	140,580
34,300	@@	British Land Co. PLC	737,113
18,900	@@	Capital & Regional PLC	376,730
161,000	@@	CapitaLand Ltd.	481,625
8,000	@@	Castellum AB	338,299
64,000	@@	Cheung Kong Holdings Ltd.	677,366
283,000	@@	China Overseas Land & Investment Ltd.	193,101
32,000	@@	City Developments Ltd.	213,907
3,100	@@	Citycon Oyj	15,410
161,000	@@	DB Rreef Trust	168,618
13,300	@@	Derwent Valley Holdings PLC	372,626
900	@@	Deutsche Wohnen AG	285,987
186,500	@@	GPT Group	548,658
70,000	@@	Great Eagle Holding Co.	243,286
17,500	@@	Hammerson PLC	375,398
97,000	@@	Hang Lung Properties Ltd.	221,254
121,000	@@	Hongkong Land Holdings Ltd.	449,787
97,000	@@	Hysan Development Co., Ltd.	275,794
4,300	@@	Inmobiliaria Colonial	302,068
119,500	@@	Investa Property Group	183,920
3,000	@@	IVG Immobilien AG	90,144
77,000	@@	Kerry Properties Ltd.	281,550
39,000	@@	Land Securities Group PLC	1,302,763
5,000	@@	Leopalace21 Corp.	186,332
5,400	@@	Liberty International PLC	110,037
122,400	@@	Macquarie CountryWide Trust	174,029
45,600	@@	Macquarie Goodman Group	161,840
2,400	@@	Mapeley Ltd.	145,827
55,700	@@	Mirvac Group	168,625
76,500	@@	Mitsubishi Estate Co., Ltd.	1,810,058
62,000	@@	Mitsui Fudosan Co., Ltd.	1,421,767
87,000	@@	New World Development Ltd.	152,084
3,000	@@	Nexity	205,685
76,300	@@	Prime Retail Group	351,669
22,400	@@	Slough Estates PLC	258,302
16,000	@@	Sponda OYJ	170,454
47,000	@@	Sumitomo Realty & Development Co., Ltd.	1,297,897
73,000	@@	Sun Hung Kai Properties Ltd.	740,327
91,500	@@	Westfield Group	1,114,549
			17,350,581

		PORTFOLIO OF INVESTMENTS
ING Global Real Estate Portfolio		as of March 31, 2006 (Unaudited)(continued)
Shares			Value

COMMON STOCK: 98.0% (continued)

		Real Estate Investment Trust: 49.6%
10,800		AMB Property Corp.	$586,116
14,900		Archstone-Smith Trust	726,673
6,100		AvalonBay Communities, Inc.	665,510
6,000		BioMed Realty Trust, Inc.	177,840
7,400		Boston Properties, Inc.	690,050
5,300		BRE Properties	296,800
6,000		Camden Property Trust	432,300
4,000		Corporate Office Properties Trust SBI MD	182,960
6,800		Developers Diversified Realty Corp.	372,300
10,100		Equity Office Properties Trust	339,158
17,900		Equity Residential	837,541
4,000		Federal Realty Investment Trust	300,800
10,900		General Growth Properties, Inc.	532,683
7,600		Highwoods Properties, Inc.	256,348
8,300		Host Marriott Corp.	177,620
18	@@	Japan Logistics Fund, Inc.	127,765
2,400		Kilroy Realty Corp.	185,424
2,400	@@	Klepierre	298,402
5,500		Liberty Property Trust	259,380
65,000	@, @@	Link REIT	140,724
8,200		Macerich Co.	606,390
9,400		Maguire Properties, Inc.	343,100
7,000		New Plan Excel Realty Trust	181,580
28	@@	Nippon Building Fund, Inc.	258,247
18,900		Omega Healthcare Investors, Inc.	264,978
5,400		Pan Pacific Retail Properties, Inc.	382,860
7,000		Post Properties, Inc.	311,500
14,600		Prologis	781,100
5,300		Public Storage, Inc.	430,519
10,500		Reckson Associates Realty Corp.	481,110
5,500		Regency Centers Corp.	369,545
18,600	@@	RioCan Real Estate Investment Trust	367,663
7,400	@@	Rodamco Europe NV	741,560
2,700		Shurgard Storage Centers, Inc.	179,901
13,000		Simon Property Group LP	1,093,820
5,600		SL Green Realty Corp.	568,400
2,600	@@	Societe de la Tour Eiffel	279,101
10,700		Strategic Hotel Capital, Inc.	249,096
15,700	@@	Summit Real Estate Investment Trust	354,616
6,000		Sunstone Hotel Investors, Inc.	173,820
4,400		Taubman Centers, Inc.	183,348
22,500		Trizec Properties, Inc.	578,925
7,800		U-Store-It Trust	157,170
2,600	@@	Unibail	467,988
6,500		United Dominion Realty Trust, Inc.	185,510
900	@@	Vastned Retail NV	72,054
9,600		Ventas, Inc.	318,528
6,600		Vornado Realty Trust	633,600
			18,602,423

		Total Common Stock
		(Cost $32,987,992)	36,771,761

	PORTFOLIO OF INVESTMENTS
ING Global Real Estate Portfolio	as of March 31, 2006 (Unaudited)(continued)
Shares			Value

RIGHT: 0.0%

	Real Estate: 0.0%
3,100 @@	Citycon Oyj, 0.000%, due 04/21/06		$1,020
			1,020

	Total Right
	(Cost $0)		1,020

	Total Investments in Securities
	(Cost $32,987,992)*	98.0%	$36,772,781
	Other Assets and Liabilities—Net	2.0	753,493
	Net Assets	100.0%	$37,526,274

@	Non-income producing security
@@	Foreign Issuer

*	Cost for federal income tax purposes is $32,983,050.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation		$3,965,628
	Gross Unrealized Depreciation		(175,897)
	Net Unrealized Appreciation		$3,789,731

PORTFOLIO OF INVESTMENTS
ING Global Real Estate Portfolio	as of March 31, 2006 (Unaudited)(continued)

The Fund may invest up to 15% of its net assets in illiquid securities. Pursuant to guidelines adopted by the Fund’s Board, the following securities have been deemed to be illiquid.

	Shares/	Initial			Percent
	Principal	Acquisition			of Net
Security	Amount	Date	Cost	Value	Assets
PetroHawk Energy Corp.	$271,000	01/03/06	$3,933,842	$3,693,520	0.7%
			$3,933,842	$3,693,520	0.7%

		PORTFOLIO OF INVESTMENTS
ING Global Resources Portfolio		as of March 31, 2006 (Unaudited)
Shares			Value

COMMON STOCK: 97.6%

		Coal: 3.4%
64,500		Massey Energy Co.	$2,326,515
300,000		Peabody Energy Corp.	15,123,000
			17,449,515
		Electric: 1.9%
389,300	@, L	Mirant Corp.	9,732,500
			9,732,500
		Energy - Alternate Sources: 1.9%
534,800	@, L	KFX, Inc.	9,733,360
			9,733,360
		Engineering & Construction: 0.7%
71,800	@	McDermott International, Inc.	3,909,510
			3,909,510
		Forest Products & Paper: 0.5%
186,300	@, L	Smurfit-Stone Container Corp.	2,528,091
			2,528,091
		Investment Companies: 0.1%
101,800	@, @@	Energy XXI Acquisition Corp. Bermuda Ltd.	570,080
			570,080
		Iron/Steel: 1.4%
24,300	L	Cleveland-Cliffs, Inc.	2,117,016
132,100	@@, L	Mittal Steel Co. NV	4,986,775
			7,103,791
		Mining: 24.1%
178,600	@@	Agnico-Eagle Mines Ltd.	5,438,370
100,500	@@	Alcan, Inc.	4,595,865
142,900		Alcoa, Inc.	4,367,024
529,900	@@	Aquarius Platinum Ltd.	7,484,603
512,700	@, @@	Bema Gold Corp.	2,271,261
123,900	@@	BHP Billiton Ltd. ADR	4,937,415
135,820	@@	Cameco Corp.	4,889,799
55,800	@, L	Century Aluminum Co.	2,368,710
132,340	@@	Cia Vale do Rio Doce ADR	6,422,460
722,100	@, L	Coeur d’Alene Mines Corp.	4,736,976
965,600	@, @@	Eldorado Gold Corp.	4,668,253
66,980		Freeport-McMoRan Copper & Gold, Inc.	4,003,395
167,430	@, @@	Glamis Gold Ltd.	5,468,098
180,000	@@	Gold Fields Ltd.	3,930,721
188,400	@@	GoldCorp, Inc.	5,510,700
390,400	@, L	Hecla Mining Co.	2,580,544
678,000	@, @@, L	Ivanhoe Mines Ltd./CA	6,529,140
440,600	@, @@	Kinross Gold Corp.	4,815,758
2,932,449	@@	Lihir Gold Ltd.	5,519,229
215,400	@, @@	Major Drilling Group International	5,217,902
397,500	@, @@, L	Novagold Resources, Inc.	6,081,750
57,600		Phelps Dodge Corp.	4,638,528

			PORTFOLIO OF INVESTMENTS
ING Global Resources Portfolio			as of March 31, 2006 (Unaudited)(continued)
Shares			Value

COMMON STOCK: 97.6% (continued)

261,500	@, @@, L	Randgold Resources Ltd. ADR	$4,751,455
12,600	@@	Rio Tinto PLC ADR	2,608,200
858,800	@, @@	Shore Gold, Inc.	5,189,902
79,540	@@, #	Teck Cominco Ltd.	5,123,123
			124,149,181
		Oil & Gas: 49.0%
71,100	L	Amerada Hess Corp.	10,124,640
50,700		Anadarko Petroleum Corp.	5,121,207
55,700	@, L	Bill Barrett Corp.	1,815,263
99,400	L	Cabot Oil & Gas Corp.	4,764,242
140,000		ConocoPhillips	8,841,000
306,900	@, L	Delta Petroleum Corp.	6,451,038
266,600	@	Denbury Resources, Inc.	8,443,222
169,600	@@, L	ENI S.p.A. ADR	9,663,808
198,300		ENSCO International, Inc.	10,202,535
478,600	@, L	EXCO Resources, Inc.	5,996,858
541,000	S	Exxon Mobil Corp.	32,925,260
462,400	@, L	Gasco Energy, Inc.	2,589,440
181,500	@	Global Santa Fe Corp.	11,026,125
96,300	@@	LUKOIL ADR	8,017,558
96,900	L	Marathon Oil Corp.	7,380,873
222,300	@	Newfield Exploration Co.	9,314,370
121,921	@@	OAO Gazprom ADR	11,131,597
187,000		Occidental Petroleum Corp.	17,325,550
269,600	@, I, L	PetroHawk Energy Corp.	3,693,520
438,900	@@	Petroleo Brasileiro SA	9,463,061
216,900	@	Plains Exploration & Production Co.	8,381,016
166,200	L	Rowan Cos., Inc.	7,306,152
143,100	@@	Royal Dutch Shell PLC ADR	8,909,406
271,000	@	Southwestern Energy Co.	8,723,490
56,600	@@	Suncor Energy, Inc.	4,359,332
35,800	@@, L	Total SA ADR	4,715,934
60,690	@, L	Transocean, Inc.	4,873,407
178,480		Valero Energy Corp.	10,669,534
230,343		XTO Energy, Inc.	10,036,045
			252,265,483
		Oil & Gas Services: 14.4%
104,100	@	Basic Energy Services, Inc.	3,102,180
332,300	@	Dresser-Rand Group, Inc.	8,257,655
184,200	@	FMC Technologies, Inc.	9,434,724
153,500	@	Grant Prideco, Inc.	6,575,940
142,600	L	Schlumberger Ltd.	18,048,882
332,400	@, L	Superior Energy Services	8,904,996
82,300	@	Universal Compression Holdings, Inc.	4,170,141
345,200	@, L	Weatherford International Ltd.	15,792,900
			74,287,418
		Pipelines: 0.2%
28,100		Energy Transfer Equity LP	672,995
49,703		Genesis Energy LP	620,293
			1,293,288

		Total Common Stock
		(Cost $467,691,771)	503,022,217

	PORTFOLIO OF INVESTMENTS
ING Global Resources Portfolio	as of March 31, 2006 (Unaudited)(continued)
Principal Amount			Value

SHORT-TERM INVESTMENT: 22.4%

	Repurchase Agreement: 1.6%
$7,998,000	Morgan Stanley Repurchase Agreement dated 03/31/06, 4.800%, due 04/03/06, $8,001,199 to be received upon repurchase (Collateralized by $8,372,000 various Federal Home Loan Mortgage Corporation, 2.850%-6.750%, Market Value plus accrued interest $8,339,556, due 06/01/07-07/15/32)		$7,998,000

	Total Repurchase Agreement:
	(Cost $7,998,000)		7,998,000

	Securities Lending CollateralCC: 20.8%
	The Bank of New York Institutional Cash Reserve Fund		107,124,233

	Total Securities Lending Collateral
	(Cost $107,124,233)		107,124,233

	Total Short-Term Investments
	(Cost $115,122,233)		115,122,233

	Total Investments in Securities
	(Cost $582,814,004)*	120.0%	$618,144,450
	Other Assets and Liabilities—Net	(20.0)	(102,946,785)
	Net Assets	100.0%	$515,197,665

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

cc	Securities purchased with cash collateral for securities loaned.
S	Segregated securities for certain derivatives, when-issued or delayed delivery securities and forward currency exchange contracts.
I	Illiquid Security
L	Loaned security, a portion or all of the security is on loan at March 31, 2006.

*	Cost for federal income tax purposes is $583,427,437.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation		$44,023,561
	Gross Unrealized Depreciation		(9,306,548)
	Net Unrealized Appreciation		$34,717,013

		PORTFOLIO OF INVESTMENTS
ING Goldman Sachs Tollkeeper Portfolio		as of March 31, 2006 (Unaudited)
Shares			Value

COMMON STOCK: 99.8%

		Advertising: 3.1%
50,140	@	Lamar Advertising Co.	$2,638,367
			2,638,367
		Commercial Services: 4.0%
85,645	@	Iron Mountain, Inc.	3,489,177
			3,489,177
		Computers: 8.0%
27,430	@	Dell, Inc.	816,317
244,430	@	EMC Corp.	3,331,581
31,730	@, @@	Research In Motion Ltd.	2,693,242
			6,841,140
		Electronics: 3.7%
44,040	@	Cogent, Inc.	807,694
114,260	@	Dolby Laboratories, Inc.	2,388,034
			3,195,728
		Internet: 14.2%
95,770	@	Avocent Corp.	3,039,740
25,440	@	Checkfree Corp.	1,284,720
56,010	@	CNET Networks, Inc.	795,902
10,010	@	Google, Inc.	3,903,900
97,860	@	Yahoo!, Inc.	3,156,964
			12,181,226
		Media: 9.8%
52,870		McGraw-Hill Cos, Inc.	3,046,369
93,100		Time Warner, Inc.	1,563,149
25,145	@	Viacom, Inc.	975,626
126,030	@	Xm Satellite Radio, Inc.	2,806,688
			8,391,832
		Semiconductors: 18.1%
70,000	@	Formfactor, Inc.	2,752,400
33,580		Kla-Tencor Corp.	1,623,929
103,160		Linear Technology Corp.	3,618,853
33,970	@, @@	Marvell Technology Group Ltd.	1,837,777
129,520	@	Tessera Technologies, Inc.	4,155,002
61,190		Xilinx, Inc.	1,557,897
			15,545,858
		Software: 22.9%
243,230	@	Activision, Inc.	3,354,142
43,430	@, @@	Cognos, Inc.	1,689,427
66,850	@	Electronic Arts, Inc.	3,658,032
63,590		First Data Corp.	2,977,284
153,020		Microsoft Corp.	4,163,671
35,270	@	Navteq Corp.	1,786,426
55,390	@	Salesforce.com, Inc.	2,012,319
			19,641,301

		PORTFOLIO OF INVESTMENTS
ING Goldman Sachs Tollkeeper Portfolio		as of March 31, 2006 (Unaudited)(continued)
Shares				Value

COMMON STOCK: 99.8% (continued)

		Telecommunications: 16.0%
118,200	@	American Tower Corp.		$3,583,824
147,570	@	Cisco Systems, Inc.		3,197,842
28,230	@	Crown Castle International Corp.		800,321
100,170	@	NeuStar, Inc.		3,105,270
60,950		Qualcomm, Inc.		3,084,680
				13,771,937

		Total Common Stock
		(Cost $76,583,878)		85,696,566

		Total Investments in Securities
		(Cost $76,583,878)*	99.8%	$85,696,566
		Other Assets and Liabilities—Net	0.2	156,966
		Net Assets	100.0%	$85,853,532

@		Non-income producing security
@@		Foreign Issuer

*		Cost for federal income tax purposes is $77,242,534.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$9,789,884
		Gross Unrealized Depreciation		(1,335,852)
		Net Unrealized Appreciation		$8,454,032

		PORTFOLIO OF INVESTMENTS
ING International Portfolio		as of March 31, 2006 (Unaudited)
Shares			Value

COMMON STOCK: 98.9%

		Australia: 2.5%
131,709		BHP Billiton Ltd.	$2,610,508
298,797		Brambles Industries Ltd.	2,286,443
			4,896,951
		Belgium: 2.0%
109,600		Fortis	3,901,202
			3,901,202
		Canada: 1.6%
47,200	@	Major Drilling Group International	1,143,384
39,100		Petro - Canada	1,856,127
8,360	@, L	Tim Hortons, Inc.	221,958
			3,221,469
		China: 0.0%
5,000	@	China GrenTech Corp., Ltd. ADR	85,500
			85,500
		Finland: 2.2%
212,131	L	Nokia OYJ	4,379,324
			4,379,324
		France: 8.8%
30,100		BNP Paribas	2,781,750
24,800	L	Groupe Danone	3,006,216
19,466		Sanofi-Synthelabo SA	1,843,332
22,700		Societe Generale	3,396,674
85,100	L	Societe Generale ADR	2,556,072
14,300		Total SA	3,764,666
			17,348,710
		Germany: 11.1%
32,867		Allianz AG	5,474,209
35,300		Deutsche Bank AG	4,019,058
145,569		Deutsche Lufthansa AG	2,594,622
21,700		EON AG	2,381,509
14,700		Henkel KGaA	1,716,711
20,200		Schering AG	2,096,191
37,434		Siemens AG	3,481,197
			21,763,497
		Greece: 0.7%
37,900		Alpha Bank AE	1,398,791
			1,398,791
		Hong Kong: 4.6%
109,000	L	China Mobile Hong Kong Ltd. ADR	2,892,860
442,500		HongKong Electric Holdings	2,082,033
397,000		Sun Hung Kai Properties Ltd.	4,026,163
			9,001,056

		PORTFOLIO OF INVESTMENTS
ING International Portfolio		as of March 31, 2006 (Unaudited)(continued)
Shares			Value

COMMON STOCK: 98.9% (continued)

		Italy: 3.4%
101,200		Banco Popolare di Verona e Novara Scrl	$2,673,188
1,510,407		Terna S.p.A.	3,963,221
			6,636,409
		Japan: 22.1%
376,000		Amada Co., Ltd.	4,102,242
120,000		Bank of Kyoto Ltd./The	1,444,298
103,000		Komatsu Ltd.	1,959,646
26,500		Kyocera Corp.	2,330,140
157		Mitsubishi Tokyo Financial Group, Inc.	2,381,735
191,000		Mitsui Trust Holdings, Inc.	2,785,332
5,800		ORIX Corp.	1,796,996
322	@, L	Resona Holdings, Inc.	1,105,310
157,797		Ricoh Co., Ltd.	3,071,152
59,300		Sankyo Co., Ltd.	4,058,661
197,000		Sekisui House Ltd.	2,930,944
250,000		Sharp Corp.	4,413,494
189,000		Sumitomo Electric Industries Ltd.	2,986,539
86,200		Takeda Chemical Industries Ltd.	4,891,413
59,800	L	Toyota Motor Corp.	3,248,058
			43,505,960
		Mexico: 0.3%
16,900	@	Grupo Aeroportuario del Pacifico SA de CV ADR	539,955
			539,955
		Netherlands: 6.1%
261,419		Aegon NV	4,815,566
56,600		Heineken NV	2,141,164
118,505		Royal Dutch Shell PLC	3,704,931
20,949		Royal Dutch Shell PLC ADR	1,304,285
			11,965,946
		Singapore: 1.2%
1,490,000		Singapore Telecommunications Ltd.	2,436,753
			2,436,753
		South Africa: 0.9%
118,200		JD Group Ltd.	1,790,943
			1,790,943
		Sweden: 2.4%
374,000		Nordea AB	4,612,999
			4,612,999
		Switzerland: 9.0%
5,907	@	Barry Callebaut AG	2,431,033
63,425		Credit Suisse Group	3,539,544
6,550		Nestle SA	1,934,780
73,265		Novartis AG	4,055,235
33,100	L	Novartis AG ADR	1,835,064
19,060		Swiss Reinsurance	1,325,026
24,418		UBS AG	2,676,931
			17,797,613
		Taiwan: 1.1%
312,000		Novatek Microelectronics Corp., Ltd.	2,214,266
			2,214,266

		PORTFOLIO OF INVESTMENTS
ING International Portfolio		as of March 31, 2006 (Unaudited)(continued)
Shares				Value

COMMON STOCK: 98.9% (continued)

		Thailand: 1.2%
770,700		Bangkok Bank PLC		$2,297,701
146,100		Krung Thai Bank PLC		40,931
				2,338,632
		United Kingdom: 16.6%
76,300		Anglo American PLC		2,950,644
52,298		AstraZeneca PLC		2,623,178
166,000		BP PLC		1,906,103
563,600		Cadbury Schweppes PLC		5,576,904
281,283		Capita Group PLC		2,237,327
92,298		Gallaher Group PLC		1,342,377
118,635		HBOS PLC		1,974,984
227,800		HSBC Holdings PLC		3,806,477
990,480		Legal & General Group PLC		2,430,285
752,300		Old Mutual PLC		2,617,233
1,089,073		Vodafone Group PLC		2,268,329
244,966		WPP Group PLC		2,927,012
				32,660,853
		United States: 1.1%
41,000	L	Newmont Mining Corp.		2,127,490
				2,127,490
		Total Common Stock
		(Cost $160,642,765)		194,624,319

Principal
Amount				Value

		SHORT-TERM INVESTMENT: 1.6%

		Repurchase Agreement: 0.2%
$541,000		Morgan Stanley Repurchase Agreement
		dated 03/31/06, 4.800%, due 04/03/06,
		$541,216 to be received upon repurchase
		(Collateralized by $565,000
		Federal National Mortgage Association,
		5.600%, Market Value plus accrued interest
		$561,534, due 02/08/16)		$541,000

		Total Repurchase Agreement
		(Cost $541,000)		541,000

		Securities Lending CollateralCC: 1.4%
		The Bank of New York Institutional Cash Reserve Fund		2,740,722

		Total Securities Lending Collateral
		(Cost $2,740,722)		2,740,722

		Total Short-Term Investments
		(Cost $3,281,722)		3,281,722

		Total Investments in Securities
		(Cost $163,924,487)*	100.5%	$197,906,041
		Other Assets and Liabilities—Net	(0.5)	(1,078,520)
		Net Assets	100.0%	$196,827,521

@	Non-income producing security
ADR	American Depositary Receipt

PORTFOLIO OF INVESTMENTS
ING International Portfolio	as of March 31, 2006 (Unaudited)(continued)

cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at March 31, 2006.

*	Cost for federal income tax purposes is $164,371,326.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$34,343,531
	Gross Unrealized Depreciation	(808,816)
	Net Unrealized Appreciation	$33,534,715

Percentage of
Industry	Net Assets
Advertising	1.5%
Agriculture	0.7
Airlines	1.3
Auto Manufacturers	1.7
Banks	24.1
Beverages	1.1
Commercial Services	2.3
Diversified Financial Services	0.9
Electric	4.3
Electrical Components & Equipment	3.7
Electronics	1.2
Engineering & Construction	0.3
Food	6.6
Home Builders	1.5
Household Products/Wares	0.9
Insurance	8.5
Leisure Time	2.1
Machinery - Construction & Mining	0.9
Machinery - Diversified	2.1
Mining	4.5
Miscellaneous Manufacturing	1.8
Office/Business Equipment	1.6
Oil & Gas	6.4
Pharmaceuticals	8.8
Real Estate	1.9
Retail	1.0
Semiconductors	1.1
Telecommunications	6.0
Repurchase Agreement	0.3
Securities Lending Collateral	1.4
Other Assets & Liabilities, Net	(0.5)
Net Assets	100.0%

		PORTFOLIO OF INVESTMENTS
ING Janus Contrarian Portfolio		as of March 31, 2006 (Unaudited)
Shares			Value

COMMON STOCK: 97.4%

		Advertising: 0.4%
43,910	@, L	Interpublic Group of Cos., Inc.	$419,780
			419,780
		Auto Manufacturers: 1.9%
104,160	@@, L	Tata Motors Ltd. ADR	2,170,694
			2,170,694
		Banks: 4.5%
77,259	@@	ICICI Bank Ltd.	1,015,879
69,185	@@, L	ICICI Bank Ltd. ADR	1,915,041
115	@@	Mitsubishi Tokyo Financial Group, Inc.	1,744,583
58	@@	Mizuho Financial Group, Inc.	473,236
			5,148,739
		Building Materials: 6.7%
39,798	@@, L	Cemex SA de CV ADR	2,598,013
610,620	@@	Gujarat Ambuja Cements Ltd. GDR	1,392,214
114,225		Masco Corp.	3,711,170
			7,701,397
		Chemicals: 2.3%
56,271	@@, #, L	Reliance Industries Ltd. GDR	1,987,492
62,526	@, @@	Reliance Industries Ltd. GDR	602,125
			2,589,617
		Commercial Services: 0.3%
5,370		Moody’s Corp.	383,740
			383,740
		Computers: 5.0%
9,065	@	Apple Computer, Inc.	568,557
205,105	@	Ceridian Corp.	5,219,922
			5,788,479
		Diversified Financial Services: 4.4%
110,680	@	E*Trade Financial Corp.	2,986,146
50,088		JPMorgan Chase & Co.	2,085,664
			5,071,810
		Electric: 2.3%
1,395,226	@@	Datang International Power Generation Co. Ltd	878,892
171,895	@, L	Reliant Resources, Inc.	1,818,649
			2,697,541
		Entertainment: 1.7%
443,065	@@	EMI Group PLC	1,938,363
			1,938,363
		Food: 1.1%
81,839	@@	Cadbury Schweppes PLC	809,808
10,645	@	Dean Foods Co.	413,345
			1,223,153

			PORTFOLIO OF INVESTMENTS
ING Janus Contrarian Portfolio			as of March 31, 2006 (Unaudited)(continued)
Shares			Value

COMMON STOCK: 97.4% (continued)

		Forest Products & Paper: 1.0%
74,559	@@, #, I	Ballarpur GDR	$1,153,979
			1,153,979
		Healthcare — Services: 5.1%
56,785	@	Coventry Health Care, Inc.	3,065,254
63,055	L	Manor Care, Inc.	2,796,489
			5,861,743
		Home Builders: 1.1%
24,060		Thor Industries, Inc.	1,283,842
			1,283,842
		Household Products/Wares: 2.0%
65,632	@@	Reckitt Benckiser PLC	2,299,846
			2,299,846
		Insurance: 3.4%
560	@, L	Berkshire Hathaway, Inc.	1,686,720
6,985		Loews Corp.	706,882
24,270	L	MBIA, Inc.	1,459,355
			3,852,957
		Internet: 0.7%
28,630	@, L	IAC/InterActiveCorp	843,726
			843,726
		Investment Companies: 2.2%
529,110	@@	Macquarie Airports	1,269,258
469,883	@@	Macquarie Infrastructure Group	1,273,760
			2,543,018
		Iron/Steel: 2.9%
279,568	@@	Tata Steel Ltd.	3,361,991
			3,361,991
		Leisure Time: 0.3%
5,540		Polaris Industries, Inc.	302,262
			302,262
		Lodging: 1.7%
6,950		Harrah’s Entertainment, Inc.	541,822
18,350		Station Casinos, Inc.	1,456,440
			1,998,262
		Machinery — Construction & Mining: 1.3%
19,515		Terex Corp.	1,546,369
			1,546,369
		Machinery — Diversified: 0.5%
11,570		Graco, Inc.	525,625
			525,625
		Media: 9.8%
167,880	@@	British Sky Broadcasting PLC	1,568,729
48,915	@	EchoStar Communications Corp.	1,461,091
1,840	@@, L	Grupo Televisa SA ADR	36,616
39,326	@	Liberty Global, Inc.	776,689

			PORTFOLIO OF INVESTMENTS
ING Janus Contrarian Portfolio			as of March 31, 2006 (Unaudited)(continued)
Shares			Value

COMMON STOCK: 97.4% (continued)

310,751	@, L	Liberty Global, Inc.	$6,361,076
73,045	@, L	Playboy Enterprises, Inc.	1,037,239
6,193	@, @@	TVSL SA	1
			11,241,441
		Metal Fabricate/Hardware: 1.0%
114,082	@@	Bharat Forge Ltd.	1,138,058
			1,138,058
		Mining: 1.0%
24,320	@@	Cia Vale do Rio Doce ADR	1,180,250
			1,180,250
		Miscellaneous Manufacturing: 2.6%
111,730	@@	Tyco International Ltd.	3,003,302
			3,003,302
		Oil & Gas: 8.3%
7,030		Anadarko Petroleum Corp.	710,100
41,495		Chesapeake Energy Corp.	1,303,358
43,560	@, L	Forest Oil Corp.	1,619,561
35,253	@, L	Mariner Energy, Inc.	723,039
50,370	@@	SK Corp.	3,374,659
24,215	@@	Suncor Energy, Inc.	1,865,039
			9,595,756
		Packaging & Containers: 3.4%
224,025	@	Owens-Illinois, Inc.	3,891,314
			3,891,314
		Pipelines: 3.1%
80,664	@	Kinder Morgan Management LLC	3,549,216
			3,549,216
		Real Estate: 5.5%
924,000	@@	CapitaLand Ltd.	2,764,107
15,000	@@	Mitsubishi Estate Co., Ltd.	354,913
51,750	L	St. Joe Co.	3,251,970
			6,370,990
		Real Estate Investment Trust: 3.0%
35,400		Vornado Realty Trust	3,398,400
			3,398,400
		Retail: 1.1%
21,620		JC Penney Co., Inc.	1,306,064
			1,306,064
		Semiconductors: 2.2%
75,060	@	Advanced Micro Devices, Inc.	2,488,990
			2,488,990
		Software: 3.2%
137,205	L	CA, Inc.	3,733,348
			3,733,348
		Transportation: 0.4%
7,400	@@, #, I	All America Latina Logistica SA GDR	460,173
			460,173
		Total Common Stock
		(Cost $89,408,865)	112,064,235

		PORTFOLIO OF INVESTMENTS
ING Janus Contrarian Portfolio		as of March 31, 2006 (Unaudited)(continued)
Shares				Value

CORPORATE BOND/NOTE: 0.0%

		Retail: 0.0%
25,000	X	Ames Department Stores, Inc., 10.000%, due 04/15/06		$—
				—
		Total Corporate Bond/Note
		(Cost $11,111)		—

		Total Long-Term Investments
		(Cost $89,419,976)		112,064,235

Principal
Amount				Value

SHORT-TERM INVESTMENTS 2.2%

$2,500,000		U.S. Government Agency Obligation 2.2%
		Federal National Mortgage Association, 4.650%, due 04/03/06		$2,499,031

		Total U.S. Government Agency Obligation
		(Cost $2,499,031)		2,499,031

		Securities Lending CollateralCC: 21.3%
		The Bank of New York Institutional Cash Reserve Fund		24,454,445

		Total Securities Lending Collateral
		(Cost $24,454,445)		24,454,445

		Total Short-Term Investments
		(Cost $26,953,476)		26,953,476

		Total Investments in Securities
		(Cost $116,373,452)*	120.9%	$139,017,711
		Other Assets and Liabilities—Net	(20.9)	(23,996,723)
		Net Assets	100.0%	$115,020,988
@		Non-income producing security
@@		Foreign Issuer
ADR		American Depositary Receipt
GDR		Global Depositary Receipt
#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

cc		Securities purchased with cash collateral for securities loaned.
I		Illiquid security
L		Loaned security, a portion or all of the security is on loan at March 31, 2006.
X		Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors

PORTFOLIO OF INVESTMENTS
ING Janus Contrarian Portfolio	as of March 31, 2006 (Unaudited)(continued)

*	Cost for federal income tax purposes is $116,373,598.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$23,849,096
	Gross Unrealized Depreciation	(1,204,983)
	Net Unrealized Appreciation	$22,644,113

PORTFOLIO OF INVESTMENTS
ING Janus Contrarian Portfolio	as of March 31, 2006 (Unaudited)(continued)

The Fund may invest up to 15% of its net assets in illiquid securities. Pursuant to guidelines adopted by the Fund’s Board, the following securities have been deemed to be illiquid.

	Shares/	Initial			Percent
	Principal	Acquisition			of Net
Security	Amount	Date	Cost	Value	Assets
All America Latina Logistica SA GDR	$7,400	09/28/05	$279,128	$460,173	0.4%
Ames Department Stores, Inc., 10.000%, due 04/15/06	25,000	10/04/00	11,111.00	—	0.0%
Ballarpur GDR	74,559	11/13/03	616,603	1,153,979	1.0%
			$906,842	$1,614,152	1.4%

			PORTFOLIO OF INVESTMENTS
ING JPMorgan Emerging Markets Equity Portfolio			as of March 31, 2006 (Unaudited)
Shares			Value

COMMON STOCK: 90.0%

		Brazil: 12.3%
20,530		Cia de Bebidas das Americas ADR	$770,491
427,400	L	Cia Vale do Rio Doce ADR	18,476,502
170,570	L	Empresa Brasileira de Aeronautica SA ADR	6,285,505
78,480	L	Gol Linhas Aereas Inteligentes SA ADR	2,103,264
410,519	L	Petroleo Brasileiro SA ADR	32,779,942
87,330	L	Uniao de Bancos Brasileiros SA ADR	6,454,560
			66,870,264
		Chile: 1.1%
138,550		Banco Santander Chile SA ADR	6,040,780
			6,040,780
		China: 0.8%
1,740,000	L	Anhui Conch Cement Co., Ltd	2,510,139
1,326,000	L	Tsingtao Brewery Co., Ltd.	1,844,795
			4,354,934
		Egypt: 2.3%
228,070	@	Orascom Telecom Holding SAE	12,527,878
			12,527,878
		Hong Kong: 4.4%
1,612,500		China Mobile Hong Kong Ltd.	8,478,845
902,000		Esprit Holdings Ltd.	7,008,714
3,670,000	L	GOME Electrical Appliances Holdings Ltd.	4,098,693
1,470,500	L	Yue Yuen Industrial Holdings	4,322,502
			23,908,754
		Hungary: 1.8%
18,024	L	Gedeon Richter Rt GDR	3,584,316
87,865		OTP Bank Rt GDR	6,089,001
			9,673,317
		India: 6.1%
275,720		HDFC Bank Ltd. ADR	15,026,740
72,150	L	Infosys Technologies Ltd. ADR	5,617,599
5,400	L	Ranbaxy Laboratories Ltd. GDR	52,812
281,599	#, I, L	Reliance Industries Ltd. GDR	9,946,077
247,799	@	Reliance Industries Ltd. Sponsered GDR	2,386,304
1		Tata Motors Ltd. ADR	21
			33,029,553
		Indonesia: 2.2%
8,606,000		Bank Rakyat Indonesia	3,673,403
180,870		Telekomunikasi Indonesia Tbk PT ADR	5,482,170
6,059,000		Unilever Indonesia Tbk PT	2,834,787
			11,990,360
		Israel: 0.9%
980,751		Bank Hapoalim Ltd.	4,534,706
			4,534,706

			PORTFOLIO OF INVESTMENTS
ING JPMorgan Emerging Markets Equity Portfolio			as of March 31, 2006 (Unaudited)(continued)
Shares			Value

COMMON STOCK: 90.0% (continued)

		Luxembourg: 1.5%
44,815	L	Tenaris SA ADR	$8,096,726
			8,096,726
		Malaysia: 1.4%
439,900		British American Tobacco Malaysia	5,076,091
1,069,700		Maxis Communications Bhd	2,526,782
			7,602,873
		Mexico: 6.7%
517,140		Alfa SA de CV	2,942,878
648,700		America Movil SA de CV ADR	22,224,462
4,240,160	@	Wal-Mart de Mexico SA de CV	11,346,537
			36,513,877
		Russia: 4.2%
87,020		Mobile Telesystems ADR	2,880,362
75,387	I	OAO Gazprom ADR	6,882,963
5,386		Sberbank RF	7,895,888
121,720	@, L	Vimpel-Communications ADR	5,235,177
			22,894,390
		South Africa: 11.7%
1,807,617		African Bank Investments Ltd.	8,814,133
1,652,738	#	FirstRand Ltd.	5,345,009
68,912		Impala Platinum Holdings Ltd.	13,000,740
178,532	@	Imperial Holdings Ltd.	4,936,335
637,984		Massmart Holdings Ltd.	6,039,449
845,600		MTN Group Ltd.	8,404,902
1,026,398		RMB Holdings Ltd.	4,845,393
3,374,438		Steinhoff International Holdings Ltd.	12,141,719
			63,527,680
		South Korea: 20.8%
86,490		Hyundai Mobis	7,644,622
121,690	L	Hyundai Motor Co.	10,203,649
208,346		Kookmin Bank	17,856,908
410,249	@, #, L	KT&G Corp. GDR	11,568,817
36,650		Posco	9,408,511
55,763		Samsung Electronics Co., Ltd.	36,002,136
33,593		Shinsegae Co., Ltd.	15,309,642
219,640	L	SK Telecom Co., Ltd. ADR	5,181,308
			113,175,593
		Taiwan: 7.5%
5,349,508		Chinatrust Financial Holding Co.	3,796,807
2,264,000		Chunghwa Telecom Co., Ltd.	4,258,431
2,199,999		HON HAI Precision Industry Co., Ltd	13,573,381
822,000		President Chain Store Corp.	1,739,614
2,335,500		Synnex Technology International Corp.	2,594,280
1,476,899	L	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	14,857,604
			40,820,117
		Turkey: 3.2%
419,849		Akbank T.A.S.	3,523,845
194,826		Anadolu Efes Biracilik Ve Malt Sanayii AS	6,226,323
216,000		Migros Turk TAS	2,676,741
803,600		Turkcell Iletisim Hizmet AS	5,128,938
			17,555,847

			PORTFOLIO OF INVESTMENTS
ING JPMorgan Emerging Markets Equity Portfolio			as of March 31, 2006 (Unaudited)(continued)
Shares				Value

COMMON STOCK: 90.0% (continued)

			United Kingdom: 0.8%
115,941			Anglo American PLC	$4,483,625
				4,483,625
			United States: 0.3%
178,472	@		Ranbaxy Laboratories Ltd. GDR	1,745,456
				1,745,456
			Total Common Stock
			(Cost $367,131,894)	489,346,730

PREFERRED STOCK: 4.5%

			Brazil: 4.5%
485,750			Banco Itau Holding Financeira SA	14,434,200
156,750	L		Cia de Bebidas das Americas ADR	6,733,980
95,900			Perdigao SA	2,991,076
				24,159,256

			Total Preferred Stock
			(Cost $17,370,643)	24,159,256

			Total Long-Term Investments
			(Cost $384,502,537)	513,505,986

Principal
Amount				Value

SHORT-TERM INVESTMENTS 15.1%

			U.S. Government Agency Obligation: 4.3%
$23,279,000			Federal Home Loan Bank, 4.400%, due 04/03/06	$23,270,464

			Total U.S. Government Agency Obligation
			(Cost $23,270,464)	23,270,464

			Securities Lending CollateralCC: 10.8%
			The Bank of New York Institutional Cash Reserve Fund	59,022,556

			Total Securities Lending Collateral
			(Cost $59,022,556)	59,022,556

			Total Short-Term Investments
			(Cost $82,293,020)	82,293,020

			Total Investments in Securities
		(Cost $466,795,557)*	109.6%	$595,799,006
		Other Assets and Liabilities—Net	(9.6)	(52,244,798)
		Net Assets	100.0%	$543,554,208

	@	Non-income producing security
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt
	#	Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These

	PORTFOLIO OF INVESTMENTS
ING JPMorgan Emerging Markets Equity Portfolio	as of March 31, 2006 (Unaudited)(continued)

	securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.
cc	Securities purchased with cash collateral for securities loaned.
I	Illiquid Security
L	Loaned security, a portion or all of the security is on loan at March 31, 2006.

*	Cost for federal income tax purposes is $468,690,975.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$128,993,691
	Gross Unrealized Depreciation	(1,885,660)
	Net Unrealized Appreciation	$127,108,031

The Fund may invest up to 15% of its net assets in illiquid securities. Pursuant to guidelines adopted by the Fund’s Board, the following securities have been deemed to be illiquid.

	Shares/	Initial			Percent
	Principal	Acquisition			of Net
Security	Amount	Date	Cost	Value	Assets
OAO Gazprom ADR	$75,387	08/10/05	$1,399,522	$1,637,405	0.3%
Reliance Industries Ltd. GDR	281,599	04/27/04	5,692,025	9,946,077	1.8%
			$7,091,547	$11,583,482	2.1%

Percentage of
Industry	Net Assets
Aerospace/Defense	1.1%
Agriculture	3.1
Airlines	0.4
Apparel	0.8
Auto Manufacturers	1.9
Auto Parts & Equipment	1.4
Banks	16.7
Beverages	2.9
Building Materials	0.5
Chemicals	2.3
Distribution/Wholesale	1.3
Diversified Financial Services	5.4
Electronics	3.0
Federal Home Loan Bank	4.3
Food	1.0
Holding Companies - Diversified	2.2
Household Products/Wares	0.5
Iron/Steel	3.2
Mining	6.6
Oil & Gas	7.3
Pharmaceuticals	1.0
Retail	6.3
Semiconductors	9.4
Software	1.0
Telecommunications	15.1
Securities Lending Collateral	10.9
Other Assets and Liabilities	(9.6)
Total Net Assets	100.0%

			PORTFOLIO OF INVESTMENTS
ING JP Morgan Small Cap Equity Portfolio			as of March 31, 2006 (Unaudited)
Shares			Value

COMMON STOCK: 96.4%

		Advertising: 0.6%
4,200		Advo, Inc.	$134,400
7,800		Catalina Marketing Corp.	180,180
19,700	@	RH Donnelley Corp.	1,147,131
20,600	@	Ventiv Health, Inc.	684,332
			2,146,043
		Aerospace/Defense: 2.3%
5,600	@	AAR Corp.	159,488
14,000	@	Alliant Techsystems, Inc.	1,080,380
8,100	@	Armor Holdings, Inc.	472,149
15,000	@	BE Aerospace, Inc.	376,800
3,400		Curtiss-Wright Corp.	225,080
47,900	@	Esterline Technologies Corp.	2,047,725
10,300		Heico Corp.	326,407
12,600		Kaman Corp.	317,016
66,050	@	Moog, Inc.	2,344,115
7,700	@	Orbital Sciences Corp.	121,814
36,300	@	TransDigm Group, Inc.	934,725
3,600	@	Triumph Group, Inc.	159,336
3,100		United Industrial Corp.	188,883
			8,753,918
		Agriculture: 0.3%
50,900		Alliance One International, Inc.	247,374
19,000		Universal Corp.	698,630
4,200		Vector Group Ltd.	80,052
			1,026,056
		Airlines: 1.0%
15,400	@	Alaska Air Group, Inc.	545,930
52,600	@	Continental Airlines, Inc.	1,414,940
51,400	@	ExpressJet Holdings, Inc.	382,416
30,600	@	Mesa Air Group, Inc.	350,064
26,700	@	Pinnacle Airlines Corp.	177,822
25,800		Skywest, Inc.	755,166
			3,626,338
		Apparel: 0.9%
10,800	@	Columbia Sportswear Co.	575,964
3,200	@	Deckers Outdoor Corp	129,728
5,200	@	DHB Industries, Inc.	24,856
26,400	@	Guess ?, Inc.	1,032,504
7,900		K-Swiss, Inc.	238,106
2,700		Oxford Industries, Inc.	138,051
6,100		Russell Corp.	84,180
20,500	@	Skechers USA, Inc.	511,065
13,300	@	Timberland Co.	455,259
			3,189,713
		Auto Manufacturers: 0.6%
29,600		Oshkosh Truck Corp.	1,842,304
10,800		Wabash National Corp.	213,300
			2,055,604

		PORTFOLIO OF INVESTMENTS
ING JP Morgan Small Cap Equity Portfolio		as of March 31, 2006 (Unaudited)(continued)
Shares			Value

COMMON STOCK: 96.4% (continued)

		Auto Parts & Equipment: 0.3%
8,400		American Axle & Manufacturing Holdings, Inc.	$143,892
14,800		ArvinMeritor, Inc.	220,668
36,100	@	Tenneco, Inc.	783,009
			1,147,569
		Banks: 6.9%
18,700		Alabama National Bancorp	1,279,080
9,600		Amcore Financial, Inc.	303,552
2,500	@	AmericanWest Bancorp	66,175
4,300		Ameris Bancorp	100,018
1,440		Associated Banc-Corp.	48,931
1,600		Bancfirst Corp.	69,760
22,800		Bank of the Ozarks, Inc.	832,200
11,400		Boston Private Financial Holdings, Inc.	385,206
2,560		Capital Corp. of the West	94,003
700	@	Capital Crossing Bank	22,302
7,500		Capitol Bancorp Ltd.	350,625
4,700		Cardinal Financial Corp.	63,591
6,900		Center Financial Corp.	167,187
10,800		Central Pacific Financial Corp.	396,576
4,570		Chemical Financial Corp.	147,657
6,700		City Holding Co.	246,493
6,900		Columbia Banking System, Inc.	230,874
18,300		Community Bank System, Inc.	408,639
4,370		Community Trust Bancorp, Inc.	148,143
25,100		Corus Bankshares, Inc.	1,491,944
19,600		East-West Bancorp, Inc.	755,580
1,100		Enterprise Financial Services Corp.	30,129
10,100	@, @@	EuroBancshares, Inc.	119,079
33,000	@@	First Bancorp Puerto Rico	407,880
11,900		First Community Bancorp	686,154
600	@	First Regional Bancorp/Los Angeles CA	53,478
7,350		First Republic Bank	277,977
21,400		First State Bancorporation	568,384
900		FNB Corp.	30,582
20,300		Fremont General Corp.	437,668
6,150		Glacier Bancorp, Inc.	190,958
19,700		Gold Banc Corp., Inc.	360,904
11,700		Greater Bay Bancorp	324,558
23,000		Hancock Holding Co.	1,069,960
15,600		Hanmi Financial Corp.	281,736
600		Heritage Commerce Corp.	15,000
23,025		IBERIABANK Corp.	1,302,524
15,285		Independent Bank Corp.	434,858
27,400		Irwin Financial Corp.	529,642
1,495		Macatawa Bank Corp.	56,675
12,100		MB Financial Corp.	428,340
6,530		Mercantile Bank Corp.	255,323
7,100		Nara Bancorp, Inc.	124,605
12,110	@@	Oriental Financial Group	174,990
9,900		Pacific Capital Bancorp	335,016
3,600		Peoples Bancorp, Inc.	108,000
1,800		Premierwest Bancorp	33,300
24,200		PrivateBancorp, Inc.	1,004,058
40,900	@@	R&G Financial Corp.	517,794
23,437		Republic Bancorp Inc.	282,181
1,102		Republic Bancorp, Inc. - Class A	22,393
2,000	@@	Santander BanCorp	50,800

			PORTFOLIO OF INVESTMENTS
ING JP Morgan Small Cap Equity Portfolio			as of March 31, 2006 (Unaudited)(continued)
Shares			Value

COMMON STOCK: 96.4% (continued)

1,000		Sierra Bancorp	$25,760
3,500		Simmons First National Corp.	104,160
3,100		Southwest Bancorp, Inc.	68,944
4,414		Sterling Bancorp	90,928
33,700		Sterling Bancshares, Inc.	608,285
32,500		Summit Bancshares, Inc.	626,275
3,245	@	Sun Bancorp, Inc.	63,278
28,900		SY Bancorp, Inc.	763,538
1,200		Taylor Capital Group, Inc.	47,028
3,600		Trico Bancshares	101,952
5,600		Umpqua Holdings Corp.	159,600
53,400		United Bankshares, Inc.	2,043,618
78,154	@@	W Holding Co., Inc.	615,072
18,100		West Coast Bancorp	505,895
17,100		Westamerica Bancorporation	887,832
4,100	@	Western Alliance Bancorp	152,315
1,200		Western Sierra Bancorp	54,408
9,400		Wilshire Bancorp, Inc.	174,746
15,500		Wintrust Financial Corp.	901,635
			26,118,751
		Biotechnology: 1.7%
16,900	@	Alexion Pharmaceuticals, Inc.	598,598
10,300	@	Applera Corp. - Celera Genomics Group	120,407
2,200	@	Bio-Rad Laboratories, Inc.	137,170
13,000	@	Cell Genesys, Inc.	103,740
7,500	@	Diversa Corp.	68,325
3,700	@	Exelixis, Inc.	44,437
29,780	@	Genelabs Technologies	58,071
12,800	@	GTx, Inc.	139,776
21,000	@	ICOS Corp.	463,050
11,900	@	Illumina, Inc.	282,625
21,100	@	Incyte, Corp.	127,022
9,100	@	Integra LifeSciences Holdings Corp.	372,918
14,100	@	InterMune, Inc.	261,414
24,800	@	Lifecell Corp.	559,240
9,100	@	Martek Biosciences Corp.	298,753
13,600	@	Myogen, Inc.	492,728
20,500	@	Myriad Genetics, Inc.	534,845
36,700	@	Nektar Therapeutics	747,946
16,700	@	Seattle Genetics, Inc.	86,172
13,000	@	Telik, Inc.	251,680
19,500	@	Vertex Pharmaceuticals, Inc.	713,505
			6,462,422
		Building Materials: 2.0%
120,900		Comfort Systems USA, Inc.	1,632,150
20,600		Eagle Materials, Inc.	1,313,456
9,200		ElkCorp	310,500
33,800		Lennox International, Inc.	1,009,268
14,000	@	NCI Building Systems, Inc.	836,780
36,100		Universal Forest Products, Inc.	2,291,989
			7,394,143
		Chemicals: 1.8%
45,900		Airgas, Inc.	1,794,231
28,700		Albemarle Corp.	1,301,545
22,500		FMC Corp.	1,394,550
8,000		Georgia Gulf Corp.	207,920
3,000		HB Fuller Co.	154,020

			PORTFOLIO OF INVESTMENTS
ING JP Morgan Small Cap Equity Portfolio			as of March 31, 2006 (Unaudited)(continued)
Shares			Value

COMMON STOCK: 96.4% (continued)

24,400	@	Hercules, Inc.	$336,720
7,900		Kronos Worldwide, Inc.	239,844
8,400		NewMarket Corp.	399,756
38,800	@	PolyOne Corp.	361,616
5,800		Schulman A, Inc.	143,550
11,800	@	Terra Industries, Inc.	83,190
16,400		Wellman, Inc.	104,304
29,800	@	WR Grace & Co.	396,340
			6,917,586
		Commercial Services: 4.0%
95,500		Aaron Rents, Inc.	2,594,735
4,100	@	ACE Cash Express, Inc.	102,049
120,800	@, @@	Alderwoods Group, Inc.	2,162,320
27,600	@	AMN Healthcare Services, Inc.	516,672
3,700		Banta Corp.	192,326
101,500	@	BearingPoint, Inc.	861,735
5,400	@	Coinstar, Inc.	139,914
2,000	@	Consolidated Graphics, Inc.	104,240
1,400	@	CRA International, Inc.	68,964
7,700	@	DiamondCluster International, Inc.	82,390
18,000	@	Dollar Thrifty Automotive Group	817,200
5,800	@	Escala Group, Inc.	151,902
11,700	@	Euronet Worldwide, Inc.	442,611
12,400	@	Gartner, Inc.	172,980
9,500	@	Geo Group, Inc.	316,730
2,800		Gevity HR, Inc.	68,488
11,500	@	Heidrick & Struggles International, Inc.	417,220
84,600	@	Hudson Highland Group, Inc.	1,602,324
37,100	@	Interactive Data Corp.	871,850
6,900	@	Kforce, Inc.	87,975
4,900	@	Korn/Ferry Intl.	99,911
21,100	@	Labor Ready, Inc.	505,345
8,900	@	Morningstar, Inc.	398,453
16,300	@	Navigant Consulting, Inc.	348,005
5,600		Pre-Paid Legal Services, Inc.	198,688
11,400	@	Quanta Services, Inc.	182,628
8,800	@	SourceCorp.	212,168
13,000	@	Spherion Corp.	135,200
8,800		Startek, Inc.	207,328
32,300	@	TeleTech Holdings, Inc.	358,853
13,400	@	United Rentals, Inc.	462,300
9,000	@	Valassis Communications, Inc.	264,330
1,200	@	Vertrue, Inc.	50,160
			15,197,994
		Computers: 3.1%
10,400	@	Advanced Digital Information Corp.	91,312
24,400		Agilysys, Inc.	367,464
2,200	@	Ansoft Corp.	91,718
65,100	@	Brocade Communications Systems, Inc.	434,868
23,200	@	CACI International, Inc.	1,525,400
35,600	@	Ciber, Inc.	227,128
7,500	@	Covansys Corp.	128,925
7,400	@	Dot Hill Systems Corp.	52,540
7,300	@	Echelon Corp.	68,912
3,600	@	Electronics for Imaging	100,692
6,800		Factset Research Systems, Inc.	301,580
24,600	@	Gateway, Inc.	53,874

			PORTFOLIO OF INVESTMENTS
ING JP Morgan Small Cap Equity Portfolio			as of March 31, 2006 (Unaudited)(continued)
Shares			Value

COMMON STOCK: 96.4% (continued)

17,000	@	Hutchinson Technology, Inc.	$512,890
15,000		Imation Corp.	643,650
40,100	@	Intergraph Corp.	1,670,566
3,600	@	InterVoice, Inc.	30,996
16,600	@	Komag, Inc.	790,160
3,600	@	Kronos, Inc.	134,604
7,600	@	Lexar Media, Inc.	65,208
10,600	@	Magma Design Automation, Inc.	91,690
8,500	@	Manhattan Associates, Inc.	187,000
53,000	@	Maxtor Corp.	506,680
16,100	@	Mentor Graphics Corp.	177,905
14,400	@	Merge Technologies, Inc.	229,968
23,000	@	Micros Systems, Inc.	1,059,610
3,900		MTS Systems Corp.	163,137
9,800	@	Palm, Inc.	226,968
24,400	@	Perot Systems Corp.	379,664
32,300	@	Quantum Corp.	120,802
8,100	@	Radisys Corp.	160,785
18,600	@	Silicon Storage Technology, Inc.	81,468
2,500	@	Stratasys, Inc.	73,700
22,500	@	SYKES Enterprises, Inc.	319,050
7,100	@	Synaptics, Inc.	156,129
7,550		Talx Corp.	215,024
8,800	@	Tyler Technologies, Inc.	96,800
			11,538,867
		Cosmetics/Personal Care: 0.1%
12,400	@	Parlux Fragrances, Inc.	399,900
			399,900
		Distribution/Wholesale: 1.9%
20,700	@	Aviall, Inc.	788,256
17,500	@	Bell Microproducts, Inc.	107,800
12,200	@	Brightpoint, Inc.	378,932
8,600		Building Materials Holding Corp.	306,504
40,000	@	Nuco2, Inc.	1,269,600
23,200		Owens & Minor, Inc.	760,264
13,600	@	Scansource, Inc.	821,576
8,100		United Stationers, Inc.	430,110
22,000		Watsco, Inc.	1,563,100
10,800	@	Wesco International, Inc.	734,508
			7,160,650
		Diversified Financial Services: 1.1%
12,900	@	Accredited Home Lenders Holding Co.	660,222
7,800		Advanta Corp.	287,586
5,900		Asta Funding, Inc.	196,234
14,600	@	CompuCredit Corp.	537,426
2,800	@	Encore Capital Group, Inc.	41,300
4,500	@	eSpeed, Inc.	35,865
1,800		Federal Agricultural Mortgage Corp.	52,956
33,000	@	Knight Capital Group, Inc.	459,690
3,600	@@	Lazard Ltd.	159,300
14,800	@	Nasdaq Stock Market, Inc.	592,592
6,800		National Financial Partners Corp.	384,336
700	@	Piper Jaffray Cos	38,500
3,800	@	TradeStation Group, Inc.	52,516
3,600	@	United PanAm Financial Corp.	111,240
10,400		Waddell & Reed Financial, Inc.	240,240

			PORTFOLIO OF INVESTMENTS
ING JP Morgan Small Cap Equity Portfolio			as of March 31, 2006 (Unaudited)(continued)
Shares			Value

COMMON STOCK: 96.4% (continued)

16,200	@	World Acceptance, Corp.	$443,880
			4,293,883
		Electric: 1.3%
13,700		Avista Corp.	282,905
7,200		Black Hills Corp.	244,800
33,200	@	El Paso Electric Co.	632,128
5,100		Idacorp, Inc.	165,852
14,600		ITC Holdings Corp.	383,250
1,000		MGE Energy, Inc.	33,180
34,900		NorthWestern Corp.	1,086,786
30,200	@	Pike Electric Corp.	634,502
51,600	@	Sierra Pacific Resources	712,596
1,100		UIL Holdings Corp.	57,585
22,200		Unisource Energy Corp.	677,100
			4,910,684
		Electrical Components & Equipment: 0.5%
19,600	@	Advanced Energy Industries, Inc.	276,948
3,100	@	Encore Wire Corp.	105,028
49,400	@	General Cable Corp.	1,498,302
7,400	@	Power-One, Inc.	53,280
8,900	@	Valence Technology, Inc.	22,161
			1,955,719
		Electronics: 1.1%
900		Analogic Corp.	59,580
5,200		Bel Fuse, Inc.	182,156
15,700	@	Benchmark Electronics, Inc.	602,095
8,800	@	Checkpoint Systems, Inc.	236,544
16,900		CTS Corp.	226,122
20,500	@	Cymer, Inc.	931,520
3,800	@	Electro Scientific Industries, Inc.	84,094
2,500	@	Faro Technologies, Inc.	35,625
10,500	@	Itron, Inc.	628,425
3,500	@	Plexus Corp.	131,495
3,200	@	Rofin-Sinar Technologies, Inc.	173,216
15,800		Sypris Solutions, Inc.	148,994
26,200	@	TTM Technologies, Inc.	379,638
9,400		Watts Water Technologies, Inc.	341,596
			4,161,100
		Energy — Alternate Sources: 0.1%
13,400	@	Evergreen Solar, Inc.	206,360
7,700	@	Headwaters, Inc.	306,383
			512,743
		Engineering & Construction: 0.2%
5,600	@	URS Corp.	225,400
8,600		Washington Group International, Inc.	493,554
			718,954
		Entertainment: 0.2%
8,400	@	Bluegreen Corp.	111,048
3,400		Dover Downs Gaming & Entertainment, Inc.	74,018
4,500	@	Macrovision Corp.	99,675
16,500		Six Flags Theme Parks, Inc.	167,970
8,100	@	Steinway Musical Instruments	260,982
			713,693

			PORTFOLIO OF INVESTMENTS
ING JP Morgan Small Cap Equity Portfolio			as of March 31, 2006 (Unaudited)(continued)
Shares			Value

COMMON STOCK: 96.4% (continued)

		Environmental Control: 0.6%
1,700	@	Clean Harbors, Inc.	$50,439
10,500	@	Duratek, Inc.	229,950
3,700		Metal Management, Inc.	117,105
7,100	@	Tetra Tech, Inc.	135,539
47,500	@	Waste Connections, Inc.	1,890,975
			2,424,008
		Food: 0.5%
21,300		American Italian Pasta Co.	133,338
29,300		Chiquita Brands International, Inc.	491,361
22,300		Corn Products International, Inc.	659,411
5,700		Flowers Foods, Inc.	169,290
7,700		J&J Snack Foods Corp.	258,643
3,800		Nash Finch Co.	113,620
9,400	@	Pathmark Stores, Inc.	98,324
4,100		Spartan Stores, Inc.	52,275
			1,976,262
		Gas: 1.0%
17,600		Atmos Energy Corp.	463,408
24,400		New Jersey Resources Corp.	1,104,100
12,300		Nicor, Inc.	486,588
8,900		Northwest Natural Gas Co.	315,861
10,300		South Jersey Industries, Inc.	280,881
19,900		Southwest Gas Corp.	556,205
13,300		WGL Holdings, Inc.	404,586
			3,611,629
		Hand/Machine Tools: 0.4%
28,300		Lincoln Electric Holdings, Inc.	1,527,917
			1,527,917
		Healthcare — Products: 3.3%
17,600	@	Advanced Medical Optics, Inc.	820,864
13,600	@	Align Technology, Inc.	124,712
6,400		Arrow International, Inc.	209,088
22,300	@	Arthrocare Corp.	1,066,386
2,800	@	Aspect Medical Systems, Inc.	76,832
6,700	@	Biosite, Inc.	347,931
4,300	@	Conmed Corp.	82,345
9,100		Diagnostic Products Corp.	433,433
51,600	@	Encore Medical Corp.	264,192
4,100	@	Epix Medical, Inc.	14,350
5,100	@	Haemonetics Corp.	258,927
10,000	@	Idexx Laboratories, Inc.	863,600
4,300	@	Immucor, Inc.	123,367
1,800	@	Intuitive Surgical, Inc.	212,400
4,300	@	Inverness Medical Innovations, Inc.	123,539
6,000	@	Kyphon, Inc.	223,200
12,100		LCA-Vision, Inc.	606,331
10,900		Mentor Corp.	493,879
16,800	@	Neurometrix, Inc.	654,192
4,100	@	Palomar Medical Technologies, Inc.	137,145
12,200		PolyMedica Corp.	516,792
114,800	@	PSS World Medical, Inc.	2,214,492
33,800		Steris Corp.	834,184
15,400	@	SurModics, Inc.	544,544

			PORTFOLIO OF INVESTMENTS
ING JP Morgan Small Cap Equity Portfolio			as of March 31, 2006 (Unaudited)(continued)
Shares			Value

COMMON STOCK: 96.4% (continued)

31,500	@	Sybron Dental Specialties, Inc.	$1,299,060
			12,545,785
		Healthcare — Services: 2.0%
41,600	@	Alliance Imaging, Inc.	267,904
5,400	@	America Service Group, Inc.	70,362
15,000	@	Apria Healthcare Group, Inc.	344,700
21,600	@	Centene Corp.	630,072
7,500	@	Genesis HealthCare Corp.	329,550
41,400	@	Kindred Healthcare, Inc.	1,041,210
33,100	@	LifePoint Hospitals, Inc.	1,029,410
15,100	@	Pediatrix Medical Group, Inc.	1,549,864
13,100	@	Res-Care, Inc.	240,778
23,500	@	Sunrise Senior Living, Inc.	915,795
10,800	@	Symbion, Inc.	244,620
26,350	@	United Surgical Partners International, Inc.	933,054
			7,597,319
		Holding Companies — Diversified: 0.3%
17,900		Walter Industries, Inc.	1,192,498
			1,192,498
		Home Builders: 1.7%
7,100	@	Champion Enterprises, Inc.	106,216
17,200	@	Fleetwood Enterprises, Inc.	192,124
15,000		Levitt Corp.	330,600
32,050		Technical Olympic USA, Inc.	652,218
21,300		Thor Industries, Inc.	1,136,568
17,400	@	WCI Communities, Inc.	484,068
109,800	@	Williams Scotsman International, Inc.	2,750,490
20,000		Winnebago Industries	606,800
			6,259,084
		Home Furnishings: 0.1%
4,100	@	Audiovox Corp.	48,954
9,600		Stanley Furniture Co., Inc.	280,800
			329,754
		Household Products/Wares: 1.5%
174		CSS Industries, Inc.	5,697
10,500		Harland John H. Co.	412,650
74,600	@	Jarden Corp.	2,450,610
20,200	@	Playtex Products, Inc.	211,494
41,200		Scotts Co.	1,885,312
33,700		Tupperware Corp.	693,883
			5,659,646
		Housewares: 0.2%
15,800		Toro Co.	754,450
			754,450
		Insurance: 3.1%
28,700	@	American Physicians Capital, Inc.	1,377,600
10,500	@	Argonaut Group, Inc.	373,275
39,200		Delphi Financial Group	2,023,896
10,000		Direct General Corp.	170,100
9,200		Landamerica Financial Group, Inc.	624,220
5,500		Midland Co.	192,390
500	@	Navigators Group, Inc.	24,800

			PORTFOLIO OF INVESTMENTS
ING JP Morgan Small Cap Equity Portfolio			as of March 31, 2006 (Unaudited)(continued)
Shares			Value

COMMON STOCK: 96.4% (continued)

64,000	@	PMA Capital Corp.	$651,520
39,900	@	ProAssurance Corp.	2,074,800
21,100		RLI Corp.	1,209,030
4,800		Safety Insurance Group, Inc.	219,168
8,800		Selective Insurance Group	466,400
9,700		Stewart Information Services Corp.	456,676
3,800		United Fire & Casualty Co.	125,020
34,900		Zenith National Insurance Corp.	1,679,737
			11,668,632
		Internet: 2.6%
500	@	aQuantive, Inc.	11,770
10,500	@	Ariba, Inc.	102,690
17,500	@, @@	AsiaInfo Holdings, Inc.	87,500
13,700	@	Avocent Corp.	434,838
5,700	@	Blue Coat Systems, Inc.	123,918
2,700	@	Click Commerce, Inc.	64,638
98,600	@	CMGI, Inc.	145,928
36,500	@	CNET Networks, Inc.	518,665
7,400	@	Digital Insight Corp.	269,360
8,400	@	Digital River, Inc.	366,324
95,000	@	Digitas, Inc.	1,368,000
57,000	@	Earthlink, Inc.	544,350
4,700	@	Equinix, Inc.	301,834
5,900	@	GSI Commerce, Inc.	100,300
14,400	@	Internet Security Systems	345,312
1,900	@	Interwoven, Inc.	17,081
11,300	@	Ipass, Inc.	90,513
9,100	@	j2 Global Communications, Inc.	427,700
8,600	@	Lionbridge Technologies	68,026
66,600	@	Liquidity Services, Inc.	815,850
9,700	@	NetFlix, Inc.	281,203
3,600	@	Nutri/System, Inc.	171,072
11,100	@	Openwave Systems, Inc.	239,538
14,200	@	ProQuest Co.	303,738
11,600	@	RealNetworks, Inc.	95,700
7,700	@	Redback Networks, Inc.	167,013
39,100	@	Secure Computing Corp.	451,214
18,700	@	SupportSoft, Inc.	82,841
11,400	@	TIBCO Software, Inc.	95,304
21,700	@	Trizetto Group	381,703
22,100		United Online, Inc.	284,206
20,000	@	Valueclick, Inc.	338,400
12,700	@	WebEx Communications, Inc.	427,609
6,500	@	WebMethods, Inc.	54,730
9,600	@	Websense, Inc.	264,768
			9,843,636
		Investment Companies: 0.1%
36,300		Technology Investment Capital Corp.	527,802
			527,802
		Iron/Steel: 1.0%
5,100	@	Chaparral Steel Co.	331,092
4,800		Cleveland-Cliffs, Inc.	418,176
8,450		Gibraltar Industries, Inc.	248,937
12,000		Reliance Steel & Aluminum Co.	1,127,040
17,900		Ryerson Tull, Inc.	479,004
16,900	@	Steel Dynamics, Inc.	958,737
			3,562,986

			PORTFOLIO OF INVESTMENTS
ING JP Morgan Small Cap Equity Portfolio			as of March 31, 2006 (Unaudited)(continued)
Shares			Value

COMMON STOCK: 96.4% (continued)

		Leisure Time: 0.1%
12,900	@	K2, Inc.	$161,895
14,400	@	Multimedia Games, Inc.	214,272
			376,167
		Lodging: 0.6%
22,300		Ameristar Casinos, Inc.	575,117
6,800	@	Monarch Casino & Resort, Inc.	193,052
38,900	@@	Orient-Express Hotels Ltd.	1,526,047
			2,294,216
		Machinery — Construction & Mining: 0.4%
13,800	@	Astec Industries, Inc.	495,420
32,600		JLG Industries, Inc.	1,003,754
			1,499,174
		Machinery — Diversified: 2.8%
19,500	@	AGCO Corp.	404,430
73,550		Applied Industrial Technologies, Inc.	3,280,330
14,700		Briggs & Stratton Corp.	519,939
9,000		Cascade Corp.	475,650
14,700	@	Flowserve Corp.	857,598
3,000	@	Gardner Denver, Inc.	195,600
5,000	@	Intermec, Inc.	152,550
3,800	@	Intevac, Inc.	109,364
36,700		Manitowoc Co.	3,345,205
2,300	@	Middleby Corp.	192,556
5,700		Nacco Industries, Inc.	877,572
4,000		Sauer-Danfoss, Inc.	91,800
3,300		Tecumseh Products Co.	80,982
			10,583,576
		Media: 1.4%
183,900	@	Charter Communications, Inc.	200,451
33,900		Entercom Communications Corp.	946,488
9,700		Gray Television, Inc.	81,480
27,500		Lee Enterprises, Inc.	915,475
43,700	@	Lodgenet Entertainment Corp.	680,846
8,500		Media General, Inc.	396,270
58,100	@	Mediacom Communications Corp.	334,075
15,800	@	Playboy Enterprises, Inc.	224,360
54,000	@	Radio One, Inc.	402,840
6,000	@	Saga Communications, Inc.	58,020
12,600	@	Scholastic Corp.	337,176
15,400		Sinclair Broadcast Group, Inc.	125,510
1,020	@	Triple Crown Media, Inc.	6,018
20,700		World Wrestling Entertainment, Inc.	349,830
			5,058,839
		Metal Fabricate/Hardware: 2.0%
72,200		Commercial Metals Co.	3,861,978
36,400		Kaydon Corp.	1,469,104
8,600		NN, Inc.	111,026
6,700	@	NS Group, Inc.	308,401
20,500		Quanex Corp.	1,365,915
2,500		Sun Hydraulics Corp.	53,450
7,400		Valmont Industries, Inc.	311,096
			7,480,970

			PORTFOLIO OF INVESTMENTS
ING JP Morgan Small Cap Equity Portfolio			as of March 31, 2006 (Unaudited)(continued)
Shares			Value

COMMON STOCK: 96.4% (continued)

		Mining: 0.3%
41,500		Compass Minerals Intl., Inc.	$1,037,085
			1,037,085
		Miscellaneous Manufacturing: 1.2%
4,300		Ameron International Corp.	314,889
12,500		Aptargroup, Inc.	690,625
16,800		Barnes Group, Inc.	680,400
2,900	@	Ceradyne, Inc.	144,710
20,900		Crane Co.	857,109
4,800	@	ESCO Technologies, Inc.	243,120
5,300	@	Griffon Corp.	131,652
6,100	@	Hexcel Corp.	134,017
31,400	@	Jacuzzi Brands, Inc.	308,662
47,200		Reddy Ice Holdings, Inc.	1,048,312
			4,553,496
		Office/Business Equipment: 0.6%
23,400	@	Global Imaging Systems, Inc.	888,732
84,700		IKON Office Solutions, Inc.	1,206,975
			2,095,707
		Oil & Gas: 3.6%
9,000	@, S	ATP Oil & Gas Corp.	395,190
4,700	@	Callon Petroleum Co.	98,794
12,200		Cimarex Energy Co.	527,772
4,400	@	Clayton Williams Energy, Inc.	180,048
6,900	@	Comstock Resources, Inc.	204,861
25,400	@	Denbury Resources, Inc.	804,418
11,100	@	Energy Partners Ltd.	261,738
11,200		Frontier Oil Corp.	664,720
5,200	@	Giant Industries, Inc.	361,608
58,400	@	Grey Wolf, Inc.	434,496
5,800		Holly Corp.	429,896
38,300	@	Houston Exploration Co.	2,018,410
9,600	@	KCS Energy, Inc.	249,600
32,200	@	Linn Energy LLC	656,880
37,000	@	Parker Drilling Co.	342,990
4,100		Penn Virginia Corp.	291,100
4,600	@	Remington Oil & Gas Corp.	198,812
22,500	@	Southwestern Energy Co.	724,275
51,500		St. Mary Land & Exploration Co.	2,102,745
10,000	@	Stone Energy Corp.	441,300
9,100	@	Swift Energy Co.	340,886
42,300	@	Todco	1,667,043
			13,397,582
		Oil & Gas Services: 2.0%
18,200	@	FMC Technologies, Inc.	932,204
4,300		Gulf Island Fabrication, Inc.	101,781
13,100	@	Hanover Compressor Co.	243,922
6,000	@	Helix Energy Solutions	227,400
6,400	@	Hydril	498,880
41,200	@	Key Energy Services, Inc.	628,300
12,800	@	Lone Star Technologies	709,248
2,900		Lufkin Industries, Inc.	160,776
6,500	@	Newpark Resources	53,300

			PORTFOLIO OF INVESTMENTS
ING JP Morgan Small Cap Equity Portfolio			as of March 31, 2006 (Unaudited)(continued)
Shares			Value

COMMON STOCK: 96.4% (continued)

19,900	@	Oceaneering International, Inc.	$1,140,270
8,600	@	Oil States International, Inc.	316,910
6,500	@	Tetra Technologies, Inc.	305,760
32,700	@	Universal Compression Holdings, Inc.	1,656,909
12,900	@	Veritas DGC, Inc.	585,531
			7,561,191
		Packaging & Containers: 0.7%
6,700		Greif, Inc.	458,414
54,400		Silgan Holdings, Inc.	2,185,248
			2,643,662
		Pharmaceuticals: 2.4%
9,300	@	Abgenix, Inc.	209,250
13,300	@	Adams Respiratory Therapeutics, Inc.	528,941
39,000	@	Adolor, Corp.	928,200
17,400	@	Alkermes, Inc.	383,670
9,900		Alpharma, Inc.	265,518
13,500	@	Amylin Pharmaceuticals, Inc.	660,825
22,800	@	Andrx Corp.	541,272
13,800	@	Atherogenics, Inc.	225,216
41,450	@	AVANIR Pharmaceuticals	605,999
5,200	@	Bentley Pharmaceuticals, Inc.	68,380
29,700	@	Cubist Pharmaceuticals, Inc.	682,209
6,400	@	CV Therapeutics, Inc.	141,312
70,300	@	Cypress Bioscience, Inc.	442,890
17,700	@	Durect Corp.	112,572
22,600	@	Medarex, Inc.	298,772
12,700		Medicis Pharmaceutical	414,020
2,800	@	Par Pharmaceutical Cos, Inc.	78,904
9,600	@	Progenics Pharmaceuticals, Inc.	254,304
17,800	@	Renovis, Inc.	379,496
3,900	@	Salix Pharmaceuticals Ltd.	64,389
17,300	@	Theravance, Inc.	485,092
10,300	@	United Therapeutics Corp.	682,684
39,400	@	Viropharma, Inc.	500,380
			8,954,295
		Real Estate: 0.6%
30,800		Jones Lang LaSalle, Inc.	2,357,432
			2,357,432
		Real Estate Investment Trust: 6.5%
9,900		Alexandria Real Estate Equities, Inc.	943,767
29,900		American Home Mortgage Investment Corp.	933,179
30,500		Anthracite Capital, Inc.	334,890
22,900		Ashford Hospitality Trust, Inc.	283,960
5,100	@	Boykin Lodging Co.	57,579
6,100		Brandywine Realty Trust	193,736
21,700		EastGroup Properties, Inc.	1,029,448
12,700		Entertainment Properties Trust	533,146
27,400		Equity Inns, Inc.	443,880
19,400		FelCor Lodging Trust, Inc.	409,340
34,800		First Potomac Realty Trust	983,100
13,300		Glimcher Realty Trust	377,720
12,600		IMPAC Mortgage Holdings, Inc.	121,464
59,900		Innkeepers USA Trust	1,015,305
33,800		Kilroy Realty Corp.	2,611,388
7,200		LaSalle Hotel Properties	295,200

			PORTFOLIO OF INVESTMENTS
ING JP Morgan Small Cap Equity Portfolio			as of March 31, 2006 (Unaudited)(continued)
Shares			Value

COMMON STOCK: 96.4% (continued)

110,700		Lexington Corporate Properties Trust	$2,308,095
36,000		LTC Properties, Inc.	837,360
64,300	@	Meristar Hospitality Corp.	667,434
28,100		MFA Mortgage Investments, Inc.	178,435
61,700		Mid-America Apartment Communities, Inc.	3,378,075
4,200		National Health Investors, Inc.	106,680
6,600		Novastar Financial, Inc.	220,704
27,000		Pennsylvania Real Estate Investment Trust	1,188,000
31,300		Post Properties, Inc.	1,392,850
38,500		RAIT Investment Trust	1,087,240
18,700		Saul Centers, Inc.	821,117
45,300		Sunstone Hotel Investors, Inc.	1,312,341
10,000		Taubman Centers, Inc.	416,700
			24,482,133
		Retail: 6.3%
70,500		Applebees International, Inc.	1,730,775
27,900	@	Asbury Automotive Group, Inc.	550,188
5,600		Big 5 Sporting Goods Corp.	109,648
11,600		Brown Shoe Co., Inc.	608,768
6,000	@	Build-A-Bear Workshop, Inc.	183,900
3,600		Burlington Coat Factory Warehouse Corp.	163,620
57,600		Cash America International, Inc.	1,729,152
115,100	@	Charming Shoppes	1,711,537
11,600	@	Childrens Place	671,640
8,600		CKE Restaurants, Inc.	149,640
39,600	@	CSK Auto Corp.	549,252
15,900		Domino’s Pizza, Inc.	453,945
21,500	@	Dress Barn, Inc.	1,030,925
1,200		Finish Line	19,740
8,200	@	First Cash Financial Services, Inc.	163,918
2,757	@	GameStop Corp.	129,965
29,200	@	Genesco, Inc.	1,135,588
10,000	@	HOT Topic, Inc.	145,000
12,800	@	Insight Enterprises, Inc.	281,728
9,300	@	Jack in the Box, Inc.	404,550
12,700		Kenneth Cole Productions, Inc.	351,790
39,000		Landry’s Restaurants, Inc.	1,377,870
14,200		Lithia Motors, Inc.	492,740
11,400		Lone Star Steakhouse & Saloon	323,988
9,500	@	MarineMax, Inc.	318,440
30,900		Men’s Wearhouse, Inc.	1,110,546
12,300		Movado Group, Inc.	283,884
15,500		Movie Gallery, Inc.	46,810
55,000	@	New York & Co., Inc.	821,700
29,200	@	Pacific Sunwear of California	647,072
19,300	@	Pantry, Inc.	1,204,127
20,400	@	Papa John’s International, Inc.	669,324
15,200	@	Petco Animal Supplies, Inc.	358,264
7,500	@	Rare Hospitality International, Inc.	261,225
27,900		Ruby Tuesday, Inc.	895,032
7,200	@	Ryan’s Restaurant Group	104,400
13,500	@	Select Comfort Corp.	533,925
5,800		Sonic Automotive, Inc.	161,008
3,800	@	Sports Authority, Inc.	140,220
13,450		Stage Stores, Inc.	400,138
26,500	@	Too, Inc.	910,275
7,200		United Auto Group, Inc.	309,600
4,300		World Fuel Services Corp.	173,892
			23,819,749

			PORTFOLIO OF INVESTMENTS
ING JP Morgan Small Cap Equity Portfolio			as of March 31, 2006 (Unaudited)(continued)
Shares			Value

COMMON STOCK: 96.4% (continued)

		Savings & Loans: 0.9%
38,700		BankAtlantic Bancorp, Inc.	$556,893
5,100		Commercial Capital Bancorp, Inc.	71,706
6,100		Dime Community Bancshares	87,657
24,137		First Niagara Financial Group, Inc.	353,848
3,600	S	First Place Financial Corp.	89,280
5,500		FirstFed Financial Corp.	328,955
6,900		Flagstar Bancorp, Inc.	104,190
2,300		Horizon Financial Corp.	58,788
4,000		ITLA Capital Corp.	192,880
25,600		Partners Trust Financial Group, Inc.	305,152
23,000		Provident New York Bancorp	298,310
16,300		Sterling Financial Corp.	472,700
8,600		WSFS Financial Corp.	540,338
			3,460,697
		Semiconductors: 3.9%
7,100	@	Actel Corp.	113,174
9,300	@, S	ADE Corp.	284,766
28,900	@	AMIS Holdings, Inc.	261,834
45,300	@	Amkor Technology, Inc.	391,392
31,000	@	Applied Micro Circuits Corp.	126,170
21,000	@	Asyst Technologies, Inc.	218,610
87,900	@	Atmel Corp.	414,888
5,100	@, S	ATMI, Inc.	154,020
19,400	@	Axcelis Technologies, Inc.	113,684
5,400	@	Brooks Automation, Inc.	76,896
10,700	@	Cabot Microelectronics Corp.	396,970
31,500	@	Cirrus Logic, Inc.	267,120
11,300		Cohu, Inc.	239,786
101,500	@	Conexant Systems, Inc.	350,175
15,800	@	Credence Systems Corp.	115,972
24,200	@	Cypress Semiconductor Corp.	410,190
10,450	@	Diodes, Inc.	433,675
6,900	@	DSP Group, Inc.	200,169
21,830	@	Entegris, Inc.	232,271
6,200	@	Exar Corp.	88,536
11,000	@	Fairchild Semiconductor International, Inc.	209,770
4,600	@	Genesis Microchip, Inc.	78,384
13,170	@	Integrated Device Technology, Inc.	195,706
7,500	@	Integrated Silicon Solutions, Inc.	49,800
17,800	@	IXYS Corp.	164,116
6,800	@	Kopin Corp.	34,068
21,300	@	Kulicke & Soffa Industries, Inc.	203,202
13,500	@	Lattice Semiconductor Corp.	89,910
16,400	@	LTX Corp.	88,560
18,500	@	Mattson Technology, Inc.	222,000
24,200	@	Micrel, Inc.	358,644
18,500	@	Microsemi Corp.	538,535
22,400	@	MIPS Technologies, Inc.	167,104
5,200	@	MKS Instruments, Inc.	121,836
20,100	@	Omnivision Technologies, Inc.	607,020
92,900	@	ON Semiconductor Corp.	674,454
20,300	@	Photronics, Inc.	380,828
10,200	@	Pixelworks, Inc.	50,694
28,200	@	PMC - Sierra, Inc.	346,578
5,100	@	Power Integrations, Inc.	126,378
16,000	@	Rambus, Inc.	629,440

			PORTFOLIO OF INVESTMENTS
ING JP Morgan Small Cap Equity Portfolio			as of March 31, 2006 (Unaudited)(continued)
Shares			Value

COMMON STOCK: 96.4% (continued)

7,598	@	Rudolph Technologies, Inc.	$129,546
3,100	@	Semitool, Inc.	35,247
13,200	@	Semtech Corp.	236,148
12,200	@	Sigmatel, Inc.	106,628
25,500	@	Silicon Image, Inc.	262,905
11,300	@	Silicon Laboratories, Inc.	620,935
35,900	@	Skyworks Solutions, Inc.	243,761
20,500	@	Standard Microsystems Corp.	532,590
3,600	@	Supertex, Inc.	135,432
8,500	@	Tessera Technologies, Inc.	272,680
3,100	@	Ultratech, Inc.	75,888
40,850	@	Varian Semiconductor Equipment Associates, Inc.	1,147,068
50,200	@	Vitesse Semiconductor Corp.	179,716
14,700	@	Zoran Corp.	321,636
			14,527,505
		Software: 2.3%
31,400		Acxiom Corp.	811,376
6,700	@	Ansys, Inc.	362,805
15,100	@	Aspen Technology, Inc.	191,015
10,400	@	Borland Software Corp.	56,160
17,400		Computer Programs & Systems, Inc.	870,000
10,700	@	CSG Systems International	248,882
3,100	@	Dendrite International, Inc.	42,315
9,100	@	Epicor Software Corp.	122,213
7,700	@	EPIQ Systems, Inc.	146,300
4,300	@	Filenet Corp.	116,186
12,700	@	Informatica Corp.	197,485
7,000	@	InPhonic, Inc.	48,930
32,200		Inter-Tel, Inc.	690,368
1,900	@	Intervideo, Inc.	20,634
9,300	@	JDA Software Group, Inc.	134,292
14,200	@	Mantech International Corp.	471,724
9,000	@	Mapinfo Corp.	126,180
5,600	@	MicroStrategy, Inc.	589,624
4,900	@	MRO Software, Inc.	78,204
32,560	@	Parametric Technology Corp.	531,705
2,200	@	Pegasystems, Inc.	17,952
41,700	@	Per-Se Technologies, Inc.	1,111,722
19,400	@	Phoenix Technologies Ltd.	131,532
26,500	@	Progress Software Corp.	770,885
2,800	@	Quality Systems, Inc.	92,680
6,800	@	Quest Software, Inc.	113,560
1,200	@	SPSS, Inc.	37,992
13,100	@	Transaction Systems Architects, Inc.	408,851
15,200	@	Wind River Systems, Inc.	189,240
			8,730,812
		Telecommunications: 4.3%
42,100	@	3Com Corp.	215,552
23,200	@	Adaptec, Inc.	128,296
17,300	@	Aeroflex, Inc.	237,529
52,600	@	Anixter International, Inc.	2,513,228
31,000	@	Arris Group, Inc.	426,560
9,200		Black Box Corp.	442,060
11,910	@	Broadwing Corp.	175,553
9,300	@	C-COR.net Corp.	81,282
22,900	@	Centennial Communications Corp.	167,857
76,800	@	Ciena Corp.	400,128

			PORTFOLIO OF INVESTMENTS
ING JP Morgan Small Cap Equity Portfolio			as of March 31, 2006 (Unaudited)(continued)
Shares			Value

COMMON STOCK: 96.4% (continued)

87,000	@	Cincinnati Bell, Inc.	$393,240
37,400		Commonwealth Telephone Enterprises, Inc.	1,288,430
17,200	@	CommScope, Inc.	491,060
4,250	@	Comtech Telecommunications	123,973
18,500		CT Communications, Inc.	251,415
6,600	@	Ditech Communications Corp.	68,970
105,000	@	Dobson Communications Corp.	842,100
21,300	@	Extreme Networks	106,926
29,400	@	Finisar Corp.	145,530
18,800	@	Foundry Networks, Inc.	341,408
17,800	@	Glenayre Technologies, Inc.	93,450
8,000	@@	Golden Telecom, Inc.	240,400
12,600	@	Harmonic, Inc.	80,262
7,500	@	Hypercom Corp.	69,750
9,400	@	Interdigital Communications Corp.	230,488
129,300	@	L-3 Communications Corp.	669,774
5,300	@	Mastec, Inc.	75,101
23,200	@	MRV Communications, Inc.	95,120
10,000	@	Netgear, Inc.	190,100
16,500	@	Novatel Wireless, Inc.	147,675
15,000	@	NTELOS Holdings Corp.	210,150
26,200		Plantronics, Inc.	928,266
4,400	@	Polycom, Inc.	95,392
32,400	@	Powerwave Technologies, Inc.	437,076
133,500	@	Premier Global Services, Inc.	1,074,675
52,300	@	RF Micro Devices, Inc.	452,395
12,600	@	SafeNet, Inc.	333,648
9,100	@	Sonus Networks Inc.	49,868
33,700	@	Symmetricom, Inc.	288,135
9,000	@	Talk America Holdings, Inc.	76,770
14,700	@	Tekelec	203,301
13,300	@	Terayon Corp.	24,339
67,400	@	Time Warner Telecom, Inc.	1,209,830
20,000	@	Utstarcom, Inc.	125,800
21,200	@	Westell Technologies, Inc.	86,284
			16,329,146
		Textiles: 0.3%
31,700		Angelica Corp.	650,484
10,500		Unifirst Corp.	348,810
			999,294
		Toys/Games/Hobbies: 0.3%
14,900	@	Jakks Pacific, Inc.	398,426
16,200	@	RC2 Corp.	644,922
			1,043,348
		Transportation: 2.0%
22,000		Arkansas Best Corp.	860,640
8,900	@	Bristow Group, Inc.	275,010
2,400	@	Frozen Food Express Industries	25,080
34,050	@	Genesee & Wyoming, Inc.	1,044,654
7,400	@	Gulfmark Offshore, Inc.	205,720
57,300		Horizon Lines, Inc.	742,608
8,100	@	HUB Group, Inc.	369,198
4,400	@	Kirby Corp.	299,684
30,300		Landstar System, Inc.	1,336,833
3,050	@	Marten Transport Ltd.	55,175
6,550	@	Old Dominion Freight Line	176,523

		PORTFOLIO OF INVESTMENTS
ING JP Morgan Small Cap Equity Portfolio		as of March 31, 2006 (Unaudited)(continued)
Shares				Value

COMMON STOCK: 96.4% (continued)

23,600	@	RailAmerica, Inc.		$251,576
29,500	@	SCS Transportation, Inc.		858,745
18,100	@	Sirva, Inc.		154,393
16,300	@	US Xpress Enterprises, Inc.		317,361
3,100	@	USA Truck, Inc.		76,322
23,000		Werner Enterprises, Inc.		422,510
				7,472,032
		Trucking & Leasing: 0.5%
4,400	@	Amerco, Inc.		435,468
23,400		GATX Corp.		966,186
9,100		Greenbrier Cos., Inc.		364,455
8,000		Interpool, Inc.		161,600
				1,927,709
		Total Common Stock
		(Cost $299,248,120)		362,569,555

Principal
Amount				Value

SHORT-TERM INVESTMENTS: 2.8%

		U.S. Treasury Obligations: 0.1%
$310,000		U.S. Treasury Note, 2.875%, due 11/30/06		$306,101

		Total U.S. Treasury Obligation
		(Cost $306,924)		306,101

		U.S. Government Agency Obligations: 2.7%
10,317,000		Federal Home Loan Bank, 4.400%, due 04/03/06		10,313,217

		Total U.S. Government Agency Obligations
		(Cost $10,313.217)		10,313,217

		Total Short-Term Investments
		(Cost $10,620,141)		10,619,318

		Total Investments in Securities
		(Cost $309,868,261)*	99.2%	$373,188,873
		Other Assets and Liabilities—Net	0.8	3,121,371
		Net Assets	100.0%	$376,310,244

	@	Non-income producing security
	@@	Foreign Issuer
	S	Segregated securities for certain derivatives, when-issued or delayed delivery securities and forward currency exchange contracts.

	*	Cost for federal income tax purposes is $310,356,655.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$76,323,163
		Gross Unrealized Depreciation		(13,490,945)
		Net Unrealized Appreciation		$62,832,218

Information concerning open futures contracts at March 31, 2006 is shown below:

Long Contracts	No. of Contracts	Notional Market Value	Expiration Date	Unrealized Gain (Loss)

RUSSELL 2000 FUT	15	$5,788,500	06/15/2006	$330,000
				$330,000

		PORTFOLIO OF INVESTMENTS
ING JPMorgan Value Opportunities Portfolio		as of March 31, 2006 (Unaudited)
Shares			Value

COMMON STOCK: 97.9%

		Advertising: 0.7%
33,178	@	RH Donnelley Corp.	$1,931,955
			1,931,955
		Aerospace/Defense: 0.4%
15,400		Lockheed Martin Corp.	1,157,002
			1,157,002
		Agriculture: 1.8%
66,600		Altria Group, Inc.	4,719,276
			4,719,276
		Apparel: 0.4%
28,050		Jones Apparel Group, Inc.	992,129
			992,129
		Banks: 12.5%
242,042		Bank of America Corp.	11,022,593
105,400		Bank of New York	3,798,616
23,500		Marshall & Ilsley Corp.	1,024,130
92,820		North Fork Bancorporation, Inc.	2,676,001
34,360		SunTrust Banks, Inc.	2,500,034
152,690		US BanCorp.	4,657,045
60,300		Wachovia Corp.	3,379,815
59,230		Wells Fargo & Co.	3,783,020
			32,841,254
		Beverages: 1.3%
46,660		Coca-Cola Co.	1,953,654
71,878		Coca-Cola Enterprises, Inc.	1,461,999
			3,415,653
		Chemicals: 2.3%
38,660		Air Products & Chemicals, Inc.	2,597,565
17,100		EI Du Pont de Nemours & Co.	721,791
52,360		Praxair, Inc.	2,887,654
			6,207,010
		Computers: 0.5%
20,460	@	Affiliated Computer Services, Inc.	1,220,644
			1,220,644
		Diversified Financial Services: 12.3%
35,200		American Express Co.	1,849,760
19,560		CIT Group, Inc.	1,046,851
320,300	S	Citigroup, Inc.	15,127,769
124,090		Freddie Mac	7,569,490
21,200	@@	Lazard Ltd.	938,100
95,500		Morgan Stanley	5,999,310
			32,531,280
		Electric: 6.6%
41,360		Consolidated Edison, Inc.	1,799,160
46,350		Dominion Resources, Inc.	3,199,541

		PORTFOLIO OF INVESTMENTS
ING JPMorgan Value Opportunities Portfolio		as of March 31, 2006 (Unaudited)(continued)
Shares			Value

COMMON STOCK: 97.9% (continued)

35,900		Edison International	$1,478,362
63,200		NiSource, Inc.	1,277,904
98,700		Northeast Utilities	1,927,611
28,960		Pinnacle West Capital Corp.	1,132,336
120,280		PPL Corp.	3,536,232
37,330		SCANA Corp.	1,464,829
83,900		Xcel Energy, Inc.	1,522,785
			17,338,760
		Electronics: 0.5%
50,500	@	Avnet, Inc.	1,281,690
			1,281,690
		Environmental Control: 0.7%
54,080		Waste Management, Inc.	1,909,024
			1,909,024
		Food: 0.9%
30,600		Kellogg Co.	1,347,624
33,040		Kraft Foods, Inc.	1,001,442
			2,349,066
		Forest Products & Paper: 0.6%
22,900		Weyerhaeuser Co.	1,658,647
			1,658,647
		Hand/Machine Tools: 0.5%
21,800		Kennametal, Inc.	1,332,852
			1,332,852
		Healthcare — Products: 0.5%
53,450	@	Boston Scientific Corp.	1,232,023
			1,232,023
		Healthcare — Services: 1.4%
46,400	@	WellPoint, Inc.	3,592,752
			3,592,752
		Home Builders: 0.6%
26,000		Lennar Corp.	1,569,880
			1,569,880
		Household Products/Wares: 0.4%
18,220		Kimberly-Clark Corp.	1,053,116
			1,053,116
		Insurance: 7.7%
10,750		AMBAC Financial Group, Inc.	855,700
27,910		Assurant, Inc.	1,374,568
7,300	@@	Everest Re Group Ltd.	681,601
124,990		Genworth Financial, Inc.	4,178,416
27,320		Hartford Financial Services Group, Inc.	2,200,626
60,700		MBIA, Inc.	3,649,891
23,500		MGIC Investment Corp.	1,565,805
68,290	@@	RenaissanceRe Holdings Ltd.	2,978,810
78,950	@@	Willis Group Holdings Ltd.	2,704,827
			20,190,244

		PORTFOLIO OF INVESTMENTS
ING JPMorgan Value Opportunities Portfolio		as of March 31, 2006 (Unaudited)(continued)
Shares			Value

COMMON STOCK: 97.9% (continued)

		Leisure Time: 0.8%
87,640		Sabre Holdings Corp.	$2,062,169
			2,062,169
		Media: 4.2%
42,400	@	Comcast Corp.	1,107,488
41,900		Gannett Co., Inc.	2,510,648
143,840		Time Warner, Inc.	2,415,074
96,820		Viacom, Inc. - Class B	2,321,744
72,120	@	Viacom, Inc.	2,798,256
			11,153,210
		Mining: 1.2%
21,600	@@	Alcan, Inc.	987,768
75,070		Alcoa, Inc.	2,294,139
			3,281,907
		Miscellaneous Manufacturing: 4.1%
23,510		Eaton Corp.	1,715,525
213,170		General Electric Co.	7,414,053
63,940	@@	Tyco International Ltd.	1,718,707
			10,848,285
		Office/Business Equipment: 1.0%
166,550	@	Xerox Corp.	2,531,560
			2,531,560
		Oil & Gas: 13.0%
16,690		Apache Corp.	1,093,362
90,200		ChevronTexaco Corp.	5,228,894
68,250		ConocoPhillips	4,309,988
30,400		Devon Energy Corp.	1,859,568
262,280		Exxon Mobil Corp.	15,962,354
41,990		Occidental Petroleum Corp.	3,890,374
31,300		Valero Energy Corp.	1,871,114
			34,215,654
		Pharmaceuticals: 4.9%
23,400		Abbott Laboratories	993,798
24,490		Eli Lilly & Co.	1,354,297
65,500		Merck & Co., Inc.	2,307,565
194,070		Pfizer, Inc.	4,836,224
69,370		Wyeth	3,365,832
			12,857,716
		Pipelines: 0.5%
18,400		Questar Corp.	1,288,920
			1,288,920
		Real Estate Investment Trust: 1.8%
26,900		Apartment Investment & Management Co.	1,261,610
50,740		Mack-Cali Realty Corp.	2,435,520
40,690		United Dominion Realty Trust, Inc.	1,161,293
			4,858,423
		Retail: 2.1%
44,100		CVS Corp.	1,317,267
28,580	@	Kohl’s Corp.	1,515,026
104,780		Staples, Inc.	2,673,986
			5,506,279

		PORTFOLIO OF INVESTMENTS
ING JPMorgan Value Opportunities Portfolio		as of March 31, 2006 (Unaudited)(continued)
Shares				Value

COMMON STOCK: 97.9% (continued)

		Savings & Loans: 0.5%
29,240		Washington Mutual, Inc.		$1,246,209
				1,246,209
		Semiconductors: 0.4%
52,200	@	Altera Corp.		1,077,408
				1,077,408
		Software: 1.5%
86,760		CA, Inc.		2,360,740
27,170		Microsoft Corp.		739,296
57,800	@	Oracle Corp.		791,282
				3,891,318
		Telecommunications: 6.2%
61,340		AT&T, Inc.		1,658,634
51,590	@	Corning, Inc.		1,388,287
213,340		Sprint Corp. - FON Group		5,512,706
229,000		Verizon Communications, Inc.		7,799,740
				16,359,367
		Transportation: 3.1%
62,800		CSX Corp.		3,755,440
83,100		Norfolk Southern Corp.		4,493,217
				8,248,657
		Total Common Stock
		(Cost $248,568,552)		257,951,339

Principal
Amount				Value

SHORT-TERM INVESTMENTS 1.9%

		U.S. Government Agency Obligation: 1.9%
$4,845,000		Federal National Mortgage Association, 4.400%, due 04/03/06		$4,843,223

		Total U.S. Government Agency Obligation
		(Cost $4,843,223)		4,843,223

		Total Investments in Securities
		(Cost $253,411,775)*	99.8%	$262,794,562
		Other Assets and Liabilities—Net	0.2	653,016
		Net Assets	100.0%	$263,447,578

	@	Non-income producing security
	@@	Foreign Issuer
	S	Segregated securities for certain derivatives, when-issued or delayed delivery securities and forward currency exchange contracts.

	*	Cost for federal income tax purposes is $254,115,499.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$12,666,707
		Gross Unrealized Depreciation		(3,987,644)
		Net Unrealized Appreciation		$8,679,063

		PORTFOLIO OF INVESTMENTS
ING Julius Baer Foreign Portfolio		as of March 31, 2006 (Unaudited)
Shares			Value
COMMON STOCK: 95.5%

		Australia: 2.5%
247,651		BHP Billiton Ltd.	$4,908,510
101,194	L	Brambles Industries Ltd.	774,353
46,395		CSL Ltd.	1,812,527
1,953,321		Macquarie Airports	4,685,733
488,075		Newcrest Mining Ltd.	8,150,692
367,462		Patrick Corp., Ltd.	2,109,234
74,996	L	Rio Tinto Ltd.	4,214,186
			26,655,235
		Austria: 3.4%
82,390	L	Erste Bank der Oesterreichischen Sparkassen AG	4,843,177
45,463	@	Erste Bank der Oesterreichischen Sparkassen AG	2,641,368
12,376		Flughafen Wien AG	968,673
729,083	@	IMMOFINANZ Immobilien Anlagen AG	7,553,693
90,917		OMV AG	6,071,435
68,030	@, L	Raiffeisen International Bank Holding AG	5,789,436
154,264		Telekom Austria AG	3,626,439
31,334		Wiener Staedtische Allgemeine Versicherung AG	1,931,696
56,994		Wienerberger AG	2,858,656
			36,284,573
		Belgium: 2.1%
18,843		Almancora Comm Va	2,370,358
179,423		Fortis	6,386,546
25,508		Interbrew	1,193,357
120,230		KBC Bancassurance Holding	12,863,568
			22,813,829
		Brazil: 0.1%
16,603		Aracruz Celulose SA ADR	878,963
			878,963
		Bulgaria: 0.0%
230,636	@, I	Bulgarian Compensation Notes	92,828
10,684	@, I	Bulgarian Housing Compensation Notes	4,297
327,324	@, I	Bulgarian Registered Comp Vouchers	132,048
			229,173
		Canada: 0.3%
52,405		Barrick Gold Corp.	1,427,145
136,107	@	Bema Gold Corp.	602,016
1,888	@, #	Centerra Gold, Inc.	62,437
101,674	@	Eldorado Gold Corp.	491,549
9,353	@	Ivanhoe Mines Ltd.	88,992
7,128	@, L	Research In Motion Ltd.	605,025
			3,277,164
		China: 0.8%
816,000		Beijing Capital International Airport Co., Ltd.	469,638
3,843,364	@	China Life Insurance Co., Ltd.	4,872,302
3,852,366	@	Dongfeng Motor Group Co., Ltd.	1,687,925
112,710		Shenzhen Chiwan Wharf Holdings Ltd.	197,537

		PORTFOLIO OF INVESTMENTS
ING Julius Baer Foreign Portfolio		as of March 31, 2006 (Unaudited)(continued)
Shares			Value
COMMON STOCK: 95.5% (continued)

569,496	L	Weiqiao Textile Co.	$860,294
241,154	L	Wumart Stores, Inc.	839,083
			8,926,779
		Cyprus: 0.4%
474,772		Bank of Cyprus Ltd.	3,972,268
			3,972,268
		Czech Republic: 1.2%
90,391		Komercni Banka AS	12,522,405
			12,522,405
		Denmark: 0.3%
5,250	@	ALK-Abello A/S	767,933
5,475		Bryggerigruppen AS	553,598
7,918		Novo-Nordisk A/S	491,798
76,475	@, L	Vestas Wind Systems A/S	1,899,789
			3,713,118
		Egypt: 0.2%
28,716		Orascom Telecom Holding SAE GDR	1,577,370
31,077	@	Telecom Egypt GDR	439,740
			2,017,110
		Finland: 1.9%
327,606	L	Fortum OYJ	8,239,118
305,326	L	Nokia OYJ	6,303,282
88,867	L	Sampo OYJ	1,866,874
37,587	L	Sanoma-WSOY OYJ	998,083
14,300	L	Stockmann OYJ Abp	571,694
12,678	L	Wartsila OYJ	468,597
71,844	L	YIT OYJ	1,947,071
			20,394,719
		France: 10.6%
7,542		Accor	433,384
30,329		Air Liquide	6,287,637
11,907	@	Alstom RGPT	992,157
15,864	@, #	Atos Origin	1,171,875
75,141		BNP Paribas	6,944,302
95,581		Bouygues	5,055,786
31,910		Cie de Saint-Gobain	2,220,513
145,780	@	Electricite de France	8,256,252
8,444		Eurazeo	1,014,725
16,620		Generale de Sante	563,155
35,870	@	JC Decaux SA	968,869
92,028		Lafarge SA	10,406,633
13,571		Lagardere SCA	1,055,422
121,161		LVMH Moet Hennessy Louis Vuitton SA	11,826,120
26,472		Pernod-Ricard	5,058,242
34,269		Pinault-Printemps-Redoute	4,126,359
24,473		Publicis Groupe	952,749
55,741	L	Renault SA	5,898,685
54,643		Safran SA	1,381,132
143,157		Sanofi-Synthelabo SA	13,556,244
15,412		Schneider Electric SA	1,657,251
18,661		Societe Generale	2,792,305
93,634		Societe Television Francaise 1	2,829,075
64,963		Suez SA	2,549,459
43,503	L	Total SA	11,452,746

		PORTFOLIO OF INVESTMENTS
ING Julius Baer Foreign Portfolio		as of March 31, 2006 (Unaudited)(continued)
Shares			Value
COMMON STOCK: 95.5% (continued)

33,449		Vinci SA	$3,286,710
44,927		Vivendi Universal SA	1,533,430
			114,271,217
		Germany: 10.6%
4,617		Adidas-Salomon AG	911,522
205,303		Commerzbank AG	8,144,180
11,406		Continental AG	1,255,314
70,274		DaimlerChrysler AG	4,027,082
56,650		Deutsche Bank AG	6,449,848
39,523		Deutsche Boerse AG	5,676,497
187,415		Deutsche Post AG	4,682,072
15,909	L	Deutsche Postbank AG	1,153,397
42,512		EON AG	4,665,562
211,252	L	Fraport AG Frankfurt Airport Services Worldwide	16,118,516
10,599		Fresenius AG	1,796,014
40,856		Fresenius Medical Care AG	4,868,307
2,426		Henkel KGaA	283,316
18,537		Henkel KGaA	1,994,328
57,920		Hochtief AG	3,277,788
75,323		Hypo Real Estate Holding	5,165,946
219,314		INDEXCHANGE - DAXEX	15,244,736
197,299		IVG Immobilien AG	5,928,454
50,518	@, L	KarstadtQuelle AG	1,173,212
31,600		Linde AG	2,735,567
7,762		MAN AG	538,743
22,693		Merck KGaA	2,153,564
6,708		Muenchener Rueckversicherungs AG	948,217
1,372		Puma AG Rudolf Dassler Sport	517,996
29,682		RWE AG	2,576,323
2,350		SAP AG	509,603
92,738		Siemens AG	8,624,226
8,086		Solarworld AG	2,117,550
16,020	I	UkrTelecom ADR	158,970
			113,696,850
		Greece: 0.8%
44,886		Alpha Bank AE	1,656,626
166,640	@	Hellenic Telecommunications Organization SA	3,703,260
63,659		National Bank of Greece	2,989,222
			8,349,108
		Hong Kong: 1.9%
1,813,785		China Merchants Holdings International Co., Ltd.	5,228,786
543,298		China Netcom Group Corp. Hong Kong Ltd.	957,241
707,327		China Resources Enterprise	1,453,542
363,000	L, @	Clear Media Ltd.	421,013
2,796,185	@	Galaxy Entertainment Group Ltd.	2,444,079
582,409	@	Hutchison Telecommunications International Ltd.	994,076
4,539,137	L	Shun TAK Holdings Ltd.	6,477,598
558,000		Texwinca Holdings Ltd.	427,856
513,494	L	Yue Yuen Industrial Holdings	1,509,404
			19,913,595
		Hungary: 0.5%
6,676	@	Egis Rt	1,009,787
374,454		Matav Magyar Tavkozlesi Rt	1,670,045
75,492		OTP Bank Rt	2,608,881
			5,288,713

		PORTFOLIO OF INVESTMENTS
ING Julius Baer Foreign Portfolio		as of March 31, 2006 (Unaudited)(continued)
Shares			Value
COMMON STOCK: 95.5% (continued)

		India: 0.0%
5,855		State Bank of India Ltd. GDR	$311,779
			311,779
		Indonesia: 0.2%
2,083,000		Indofood Sukses Makmur Tbk PT	203,109
219,310		Semen Gresik Persero Tbk PT	614,975
2,240,303		Telekomunikasi Indonesia Tbk PT	1,700,556
			2,518,640
		Ireland: 0.1%
339,735	@	Dragon Oil PLC	1,233,984
			1,233,984
		Italy: 5.0%
89,548		Assicurazioni Generali S.p.A.	3,359,514
704,021		Banca Intesa S.p.A.	3,972,550
511,130		Banca Intesa S.p.A.	3,042,015
12,928		Banca Popolare dell’Emilia Romagna SCRL	715,318
401,440		Banca Popolare di Milano SCRL	4,718,604
29,868	@	Banca Popolare di Sondrio SCRL	479,892
196,990		Banca Popolare Italiana	2,081,426
126,736		Banche Popolari Unite SCRL	3,066,292
83,942	L	Banco Popolare di Verona e Novara SCRL	2,217,320
329,919		Beni Stabili S.p.A.	371,041
42,600	L	Bulgari S.p.A.	510,717
128,602		Buzzi Unicem S.p.A.	3,059,977
522,982		Capitalia S.p.A.	4,329,154
876,426		Cassa di Risparmio di Firenze S.p.A.	3,055,533
230,565		Credito Emiliano S.p.A.	3,161,183
39,825		Finmeccanica S.p.A.	901,882
100,581		Geox S.p.A.	1,337,971
34,091		Luxottica Group S.p.A.	936,981
368,265	@, L	Parmalat S.p.A.	1,157,165
1,503,724		UniCredito Italiano S.p.A.	10,829,846
			53,304,381
		Japan: 13.4%
56,175		Aeon Credit Service Co., Ltd.	1,696,158
31,050		Aiful Corp.	2,046,235
46,400		Aisin Seiki Co., Ltd.	1,800,676
53,000	L	Bank of Fukuoka Ltd.	446,179
128,000		Bank of Yokohama Ltd.	1,046,017
76,880		Canon, Inc.	5,061,193
25,000		Chiba Bank Ltd.	221,686
68,488		Credit Saison Co., Ltd.	3,776,710
87,000		Dai Nippon Printing Co., Ltd.	1,570,101
34,600		Daikin Industries Ltd.	1,208,104
156,000	L	Daiwa Securities Group, Inc.	2,088,170
82,020		Denso Corp.	3,234,142
300		Dentsu, Inc.	1,084,467
305		East Japan Railway Co.	2,253,435
18,700		Eisai Co., Ltd.	814,593
6,900		Exedy Corp.	222,974
17,500		Fanuc Ltd.	1,677,936
970		Fuji Television Network, Inc.	2,415,516
52,000	L	Fujitsu Ltd.	435,891
45,000		Gunma Bank Ltd.	339,096
84,457		Honda Motor Co., Ltd.	5,200,063
24,000		Hoya Corp.	964,045

		PORTFOLIO OF INVESTMENTS
ING Julius Baer Foreign Portfolio		as of March 31, 2006 (Unaudited)(continued)
Shares			Value
COMMON STOCK: 95.5% (continued)

13,500		Ibiden Co., Ltd.	$680,695
181,000		Itochu Corp.	1,553,600
11,900	@, L	Jafco Co., Ltd.	896,571
760		Japan Tobacco, Inc.	2,667,937
20,469		JS Group Corp.	439,281
32,236		JSR Corp.	955,844
2,090		Keyence Corp.	541,280
61,920		Koito Manufacturing Co., Ltd.	868,675
51,864		Kubota Corp.	558,576
10,900		Kyocera Corp.	958,435
12,940		Leopalace21 Corp.	482,228
17,961		Makita Corp.	552,268
385,280		Matsushita Electric Industrial Co., Ltd.	8,491,916
100,000	@	Mitsubishi Securities Co., Ltd.	1,601,437
793		Mitsubishi Tokyo Financial Group, Inc.	12,030,037
49,596		Mitsui Fudosan Co., Ltd.	1,137,322
882		Mizuho Financial Group, Inc.	7,196,458
60,000		NGK Spark Plug Co., Ltd.	1,394,646
80,302		NHK Spring Co., Ltd.	1,013,551
41,265		Nikko Cordial Corp.	681,692
3,300		Nintendo Co., Ltd.	491,578
21,000		Nippon Electric Glass Co., Ltd.	519,046
30,000		Nissan Chemical Industries Ltd.	507,598
84,273	L	Nissan Motor Co., Ltd.	998,545
42,000		Nitto Denko Corp.	3,553,306
30,800		NOK Corp.	825,856
204,500		Nomura Holdings, Inc.	4,519,138
61,000	L	NSK Ltd.	527,458
6,420		ORIX Corp.	1,989,089
108,000		Ricoh Co., Ltd.	2,101,969
22,000		Secom Co., Ltd.	1,119,426
26,700	L	Sega Sammy Holdings, Inc.	1,081,127
49,246		Seven & I Holdings Co., Ltd.	1,946,139
142,000		Sharp Corp.	2,506,865
114,368		Sony Corp.	5,255,810
47,297	L	Stanley Electric Co., Ltd.	1,008,400
200,000		Sumitomo Chemical Co., Ltd.	1,622,532
66,445		Sumitomo Corp.	944,697
219,134		Sumitomo Metal Industries Ltd.	938,683
552		Sumitomo Mitsui Financial Group, Inc.	6,078,154
165,000		Sumitomo Trust & Banking Co., Ltd.	1,904,234
71,400		Suzuki Motor Corp.	1,637,499
21,800		Takeda Chemical Industries Ltd.	1,237,039
73,000		Teijin Ltd.	485,122
38,000		Toppan Printing Co., Ltd.	524,531
64,000		Toray Industries, Inc.	521,650
187,500		Toyota Motor Corp.	10,184,130
9,200		Yamada Denki Co., Ltd.	1,061,574
59,200		Yamaha Motor Co., Ltd.	1,460,419
52,368		Yamato Transport Co., Ltd.	1,070,262
52,300		Yokogawa Electric Corp.	925,357
			143,853,069
		Luxembourg: 0.2%
52,728	@, L	Millicom International Cellular SA	2,482,962
			2,482,962
		Mexico: 0.7%
32,600		Consorcio ARA SA	144,846
133,439		Fomento Economico Mexicano SA de CV	1,228,645
43,494		Fomento Economico Mexicano SA de CV ADR	3,986,660

		PORTFOLIO OF INVESTMENTS
ING Julius Baer Foreign Portfolio		as of March 31, 2006 (Unaudited)(continued)
Shares			Value
COMMON STOCK: 95.5% (continued)

744,299		Grupo Financiero Banorte SA de CV	$1,762,827
36,508	@	Urbi Desarrollos Urbanos SA de CV	276,225
			7,399,203
		Netherlands: 2.3%
54,401		Euronext NV	4,476,990
27,756		Heineken NV	1,050,003
107,573	L	Koninklijke Philips Electronics NV	3,615,815
26,259		Randstad Holdings NV	1,550,825
216,461		Royal KPN NV	2,430,373
31,285	@	Royal Numico NV	1,380,506
185,510	L	TPG NV	6,402,359
23,093		Unilever NV	1,597,793
51,180		Vedior NV	999,515
29,341		VNU NV	949,569
			24,453,748
		New Zealand: 0.1%
436,996		Auckland International Airport Ltd.	544,801
			544,801
		Norway: 2.0%
121,000		Acta Holding ASA	479,557
159,956		DNB Holding ASA	2,146,648
58,904		Norsk Hydro ASA	8,137,147
78,925		Orkla ASA	3,899,315
240,175		Statoil ASA	6,866,944
39,807		Telenor ASA	426,993
			21,956,604
		Philippines: 0.1%
29,432	L	Philippine Long Distance Telephone ADR	1,105,760
			1,105,760
		Poland: 3.7%
40,547		Agora SA	612,769
231,833		Bank Pekao SA	13,566,001
21,252		Bank Przemyslowo-Handlowy PBK SA	5,071,632
41,131	@	Budimex SA	584,761
33,704	@	CCC SA	391,764
150,740	@	Cersanit Krasnystaw SA	737,732
11,976		Grupa Kety SA	471,272
14,368		Inter Cars SA	116,477
1,396,264		PKO Bank Polski SA	14,855,267
11,813		Polska Graupa Framaceutycz SA	264,698
27,789		Sniezka SA	249,038
2,682	@	Stomil Sanok	118,486
333,038		Telekomunikacja Polska SA	2,253,235
130,828	@	ZM Duda SA	543,221
			39,836,353
		Portugal: 0.1%
9,909		Jeronimo Martins	171,312
94,929		Portugal Telecom SGPS SA	1,154,034
			1,325,346
		Romania: 0.7%
2,381,367		Impact	495,240
2,870,500	@	Rolast AG	61,078
422,000		SIF 1 Banat Crisana Arad	342,341

		PORTFOLIO OF INVESTMENTS
ING Julius Baer Foreign Portfolio		as of March 31, 2006 (Unaudited)(continued)
Shares			Value
COMMON STOCK: 95.5% (continued)

458,000		SIF 2 Moldova Bacau	$352,653
346,500		SIF 3 Transilvania Brasov	246,551
635,000		SIF 4 Muntenia Bucuresti	331,781
403,500		SIF 5 Oltenia Craiova	362,008
25,793,828	@	SNP Petrom SA	5,009,543
1,544,000	@	SOCEP CONSTANTA	116,763
			7,317,958
		Russia: 4.8%
84,461		LUKOIL ADR	7,031,889
44,573		MMC Norilsk Nickel ADR	4,310,209
832		NovaTek OAO	3,017,972
129,910		OAO Gazprom ADR	11,861,006
680,095	@	OJSC TNK -BP HOLDING	2,108,295
58,216	@, I, X	POLYUS GOLD ADR	931,456
313,271		RenShares Utilities Ltd.	551,357
8,397		Sberbank RF	12,310,020
139,709	L	Unified Energy System GDR	9,528,154
			51,650,358
		South Africa: 0.0%
44,283		MTN Group Ltd.	440,154
			440,154
		South Korea: 1.1%
23,440		Hyundai Motor Co.	1,965,433
3,651	@	NHN Corp.	1,122,464
12,750		Samsung Electronics Co., Ltd.	8,231,753
			11,319,650
		Spain: 1.1%
281,054		Banco Bilbao Vizcaya Argentaria SA	5,847,589
105,539		Corp Mapfre SA	2,143,498
28,606		Grupo Empresarial Ence SA	978,244
85,434		Inditex SA	3,293,053
			12,262,384
		Sweden: 3.1%
21,003		Autoliv, Inc.	1,188,029
245,441		ForeningsSparbanken AB	6,907,530
103,473	L	Getinge AB	1,671,101
19,916		Hennes & Mauritz AB	724,924
61,110	@	Modern Times Group AB	2,865,828
559,104		Nordea AB	6,896,114
25,540	L	Securitas AB	491,652
310,903		Skandinaviska Enskilda Banken AB	7,691,511
181,514	L	Skanska AB	2,967,463
402,411		Telefonaktiebolaget LM Ericsson	1,519,158
24,500		TeliaSonera AB	146,603
			33,069,913
		Switzerland: 5.9%
53,745	L	Adecco SA	2,991,121
2,990		BKW FMB Energie AG	267,642
121,371	L	Compagnie Financiere Richemont AG	5,794,060
119,487		Credit Suisse Group	6,668,183
105,051	L	Holcim Ltd.	8,344,658
26,157		Nestle SA	7,726,418
183,863		Novartis AG	10,176,861
67,231		Roche Holding AG	9,966,966

		PORTFOLIO OF INVESTMENTS
ING Julius Baer Foreign Portfolio		as of March 31, 2006 (Unaudited)(continued)
Shares			Value
COMMON STOCK: 95.5% (continued)

1,809	L	SGS SA	$1,671,339
37,942	L	Swatch Group AG	6,346,010
13,912	@	Syngenta AG	1,950,246
10,244		Synthes, Inc.	1,121,690
898	@	Unique Zurich Airport	185,429
			63,210,623
		Turkey: 3.4%
772,438		Akbank T.A.S.	6,483,172
1,528,450	@	Dogan Sriketler Grubu Holdings	6,987,443
34,601		Enka Insaat Ve Sanayi AS	472,528
1,005,129		HACI Omer Sabanci Holding	7,080,068
1,519,895	@	Turkiye Garanti Bankasi	5,652,024
1,064,055		Turkiye Is Bank ASI - C	8,834,180
168,845	@	Turkiye Vakiflar Bankasi Tao	922,342
			36,431,757
		Ukraine: 0.0%
2,095	@, I	Centrenergo ADR	14,313
233	I	Ukrnafta Open JT STK ADR	81,629
			95,942
		United Arab Emirates: 0.1%
53,102	@	Investcom LLC GDR	823,081
			823,081
		United Kingdom: 9.2%
361,200		Aegis Group PLC	856,766
168,056		Anglo American PLC	6,498,996
188,257		Associated British Ports Holdings PLC	2,352,568
544,863		BAA PLC	7,835,917
177,284		BAE Systems PLC	1,290,358
85,005		BG Group PLC	1,059,942
92,346		BP PLC	1,060,367
239,921		Burberry Group PLC	1,924,688
706,403		Compass Group PLC	2,790,449
533,567		Diageo PLC	8,380,940
454,864		GlaxoSmithKline PLC	11,872,019
94,797		Highland Gold Mining Ltd.	439,935
34,373		Imperial Tobacco Group PLC	1,015,360
35,621		Kazakhmys PLC	661,754
85,145		London Stock Exchange PLC	1,555,935
24,785		Lonmin PLC	1,144,275
60,326	@	Peter Hambro Mining PLC	1,425,177
192,900		Prudential PLC	2,227,448
150,068		Reckitt Benckiser PLC	5,258,613
21,497		Rio Tinto PLC	1,100,774
21,535,171	@	Rolls-Royce Group PLC	37,354
400,282	@	Rolls-Royce Group PLC - B Share	3,174,456
40,652		SABMiller PLC	799,583
208,575		Scottish & Newcastle PLC	1,877,000
202,572		Smith & Nephew PLC	1,791,261
46,593		Smiths Group PLC	793,017
1,069,506		Tesco PLC	6,113,975
7,104,930		Vodafone Group PLC	14,798,201
180,869		William Hill PLC	1,875,995
121,514		Wolseley PLC	2,974,046
344,891		WPP Group PLC	4,120,981
			99,108,150

		PORTFOLIO OF INVESTMENTS
ING Julius Baer Foreign Portfolio		as of March 31, 2006 (Unaudited)(continued)
Shares			Value
COMMON STOCK: 95.5% (continued)

		United States: 0.5%
275,796	L	News Corp., Inc.	$4,842,978
7,879	L	Southern Copper Corp.	665,618
			5,508,596
		Venezuela: 0.1%
26,618		Cia Anonima Nacional Telefonos de Venezuela ADR	563,769
			563,769

		Total Common Stock
		(Cost $852,929,524)	1,025,333,784

PREFERRED STOCK: 0.5%

		Germany: 0.5%
196,161		ProSieben SAT.1 Media AG	5,099,012

		Total Preferred Stock
		(Cost $4,247,797)	5,099,012

RIGHT: 0.0%

		France: 0.0%
33,449		Vinci SA	71,647

		Total Right
		(Cost $-)	71,647

WARRANTS: 1.3%

		India: 1.2%
907,300		Bharti Televentures	8,392,525
229,809		State Bank of India	4,989,153
			13,381,678
		Luxembourg: 0.1%
41,517		State Bank of India Ltd.	901,334
			901,334
		Switzerland: 0.0%
13,912		Syngenta AG	17,459
			17,459

		Total Warrants
		(Cost $12,689,334)	14,300,471

		Total Long-Term Investments
		(Cost $869,866,655)	1,044,804,914

Principal
Amount			Value

SHORT-TERM INVESTMENTS: 11.0%

		U.S. Government Agency Obligation: 1.4%
$14,910,000		Federal Home Loan Bank, 4.400%, due 04/03/06	$14,904,533

		Total U.S. Government Agency Obligation
		(Cost $14,904,533)	14,904,533

		Securities Lending CollateralCC: 9.6%
103,247,211		The Bank of New York Institutional Cash Reserve Fund	103,247,211

		PORTFOLIO OF INVESTMENTS
ING Julius Baer Foreign Portfolio		as of March 31, 2006 (Unaudited)(continued)

Principal
Amount				Value

SHORT-TERM INVESTMENTS: 11.0% (continued)

		Total Securities Lending Collateral
		(Cost $103,247,211)		$103,247,211

		Total Short-Term Investments
		(Cost $118,151,744)		118,151,744

		Total Investments in Securities
		(Cost $988,018,399)*	108.3%	$1,162,956,658
		Other Assets and Liabilities—Net	(8.3)	(89,503,993)
		Net Assets	100.0%	$1,073,452,665

	@	Non-income producing security
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt
	#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	cc	Securities purchased with cash collateral for securities loaned.
	I	Illiquid Security
	L	Loaned security, a portion or all of the security is on loan at March 31, 2006.
	X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors

	*	Cost for federal income tax purposes is $992,016,639.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$176,422,397
		Gross Unrealized Depreciation		(5,482,378)
		Net Unrealized Appreciation		$170,940,019

The Fund may invest up to 15% of its net assets in illiquid securities. Pursuant to guidelines adopted by the Fund’s Board, the following securities have been deemed to be illiquid.

	Shares/	Initial			Percent
	Principal	Acquisition			of Net
Security	Amount	Date	Cost	Value	Assets
Bulgarian Compensation Notes	$230,636	04/04/05	$105,798	$92,828	0.0%
Bulgarian Housing Compensation Notes	10,684	04/26/05	4,856.00	4,297	0.0%
Bulgarian Registered Comp Vouchers	327,324	04/05/05	148,158.00	132,048	0.0%
Centrenergo ADR	2,095	12/17/02	4,961.00	14,313	0.0%
Polyus Gold ADR	58,216	01/28/05	931,457.00	931,456	0.1%
UkrTelecom ADR	16,020	12/17/04	118,105.00	158,970	0.0%
Ukrnafta Open JT STK ADR	233	12/13/04	26,795	81,629	0.0%
			$1,340,130	$1,415,541	0.1%

Percentage of
Industry	Net Assets
Advertising	0.8%
Aerospace/Defense	0.6
Agriculture	0.3
Apparel	0.6
Auto Manufacturers	2.9
Auto Parts & Equipment	1.1
Banks	25.0
Beverages	2.3
Building Materials	3.0
Chemicals	1.4
Closed-end Funds	0.2
Commercial Services	1.0
Computers	0.2
Distribution/Wholesale	0.5
Diversified Financial Services	3.4
Electric	3.4
Electrical Components & Equipment	0.7
Electronics	1.0
Energy - Alternate Sources	0.2
Engineering & Construction	4.4
Entertainment	0.2
Equity Fund	1.4
Federal Home Loan Bank	1.4
Food	2.1

PORTFOLIO OF INVESTMENTS
ING Julius Baer Foreign Portfolio	as of March 31, 2006 (Unaudited)(continued)

Food Service	0.3
Foreign Government Bonds	0.0
Forest Products & Paper	0.2
Hand/Machine Tools	0.1
Healthcare - Products	0.5
Healthcare - Services	0.7
Holding Companies - Diversified	3.2
Home Builders	0.0
Home Furnishings	1.3
Household Products/Wares	0.7
Insurance	1.4
Internet	0.1
Investment Companies	0.5
Iron/Steel	0.1
Leisure Time	0.2
Lodging	0.0
Machinery - Diversified	0.2
Media	2.2
Metal Fabricate/Hardware	0.0
Mining	3.5
Miscellaneous Manufacturing	0.9
Office/Business Equipment	0.7
Oil & Gas	6.1
Pharmaceuticals	5.0
Real Estate	2.1
Retail	2.5
Semiconductors	0.8
Software	0.0
Telecommunications	5.4
Textiles	0.2
Toys/Games/Hobbies	0.0
Transportation	1.6
Venture Capital	0.1
Securities Lending Collateral	9.6
Other Assets and Liabilities	(8.3)
Total Net Assets	100.0%

		PORTFOLIO OF INVESTMENTS
ING Legg Mason Value Portfolio		as of March 31, 2006 (Unaudited)
Shares			Value

COMMON STOCK: 99.0%

		Advertising: 1.9%
1,068,600	@@	WPP Group PLC	$12,768,324
			12,768,324
		Building Materials: 0.6%
123,800		Masco Corp.	4,022,262
			4,022,262
		Commercial Services: 2.1%
270,300		McKesson Corp.	14,090,739
			14,090,739
		Computers: 5.7%
365,100	@	Dell, Inc.	10,865,376
269,500		Hewlett-Packard Co.	8,866,550
99,700		International Business Machines Corp.	8,222,259
410,500	@	Seagate Technology, Inc.	10,808,465
			38,762,650
		Diversified Financial Services: 10.8%
148,100		Capital One Financial Corp.	11,925,012
349,500		Citigroup, Inc.	16,506,885
499,200		Countrywide Financial Corp.	18,320,640
626,100		JPMorgan Chase & Co.	26,070,804
			72,823,341
		Electric: 4.3%
1,712,700	@	AES Corp.	29,218,662
			29,218,662
		Environmental Control: 2.0%
374,100		Waste Management, Inc.	13,205,730
			13,205,730

		Healthcare — Services: 10.6%
490,600		Aetna, Inc.	24,108,084
275,200	@	Health Net, Inc.	13,985,664
597,300		UnitedHealth Group, Inc.	33,365,178
			71,458,926
		Home Builders: 4.9%
66,300		Beazer Homes USA, Inc.	4,355,910
182,500		Centex Corp.	11,313,175
330,700		Pulte Homes, Inc.	12,705,494
66,500		Ryland Group, Inc.	4,615,100
			32,989,679
		Insurance: 3.5%
16,700		American International Group, Inc.	1,103,703
166,700		MGIC Investment Corp.	11,107,221
279,300		St. Paul Cos.	11,671,947
			23,882,871

PORTFOLIO OF INVESTMENTS
ING Legg Mason Value Portfolio		as of March 31, 2006 (Unaudited)(continued)

Shares				Value

COMMON STOCK: 99.0% (continued)

		Internet: 18.3%
773,900	@	Amazon.com, Inc.		$28,255,089
515,300	@	eBay, Inc.		20,127,618
637,350	@	Expedia, Inc.		12,919,085
69,000	@	Google, Inc.		26,910,000
597,850	@	IAC/InterActiveCorp		17,618,640
33,400	@	Symantec Corp.		562,122
531,000	@	Yahoo!, Inc.		17,130,060
				123,522,614
		Media: 4.1%
956,900	@	DIRECTV Group, Inc.		15,693,160
696,200		Time Warner, Inc.		11,689,198
				27,382,358
		Miscellaneous Manufacturing: 8.1%
736,300		Eastman Kodak Co.		20,940,372
33,300		General Electric Co.		1,158,174
1,198,300	@@	Tyco International Ltd.		32,210,304
				54,308,850
		Pharmaceuticals: 1.4%
384,000		Pfizer, Inc.		9,569,280
				9,569,280
		Retail: 5.2%
332,100		Home Depot, Inc.		14,047,830
159,700	@	Sears Holding Corp.		21,118,728
				35,166,558
		Software: 3.6%
193,000		CA, Inc.		5,251,530
266,300	@	Electronic Arts, Inc.		14,571,936
89,100	@	Intuit, Inc.		4,739,229
				24,562,695
		Telecommunications: 11.9%
399,700	@	Cisco Systems, Inc.		8,661,499
3,704,400	@	Qwest Communications International, Inc.		25,189,920
1,797,000		Sprint Corp. - FON Group		46,434,479
				80,285,898

		Total Common Stock
		(Cost $579,776,713)		668,021,437

		Total Investments in Securities
		(Cost $579,776,713)*	99.0%	$668,021,437
		Other Assets and Liabilities—Net	1.0	6,975,174
		Net Assets	100.0%	$674,996,611

	@	Non-income producing security
	@@	Foreign Issuer

	*	Cost for federal income tax purposes is $580,271,156.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$98,115,597
		Gross Unrealized Depreciation		(10,365,316)
		Net Unrealized Appreciation		$87,750,281

	PORTFOLIO OF INVESTMENTS
ING LifeStyle Aggressive Growth Portfolio	as of March 31, 2006 (Unaudited)
Shares			Value

INVESTMENT COMPANIES: 100.0%

789,645	ING Alliance MidCap Growth Portfolio, Class S		$17,001,053
760,996	ING Global Real Estate, Class S		8,492,719
989,482	ING JPMorgan Emerging Markets Portfolio, Class S		16,079,085
8,042,833	ING JPMorgan Fleming International Portfolio, Class S		117,344,929
1,456,626	ING JPMorgan Value Opportunities Portfolio, Class S		16,285,082
7,916,498	ING Julius Baer Foreign Portfolio, Class S		115,660,042
3,821,892	ING Legg Mason Value Portfolio, Class S		40,856,024
1,610,943	ING Neuberger Berman Partners, Class S		16,351,073
1,423,174	ING Pioneer MidCap Value Portfolio, Class S		16,394,960
2,180,367	ING Salomon Brothers Aggressive Growth Portfolio, Class S		100,427,685
749,447	ING T. Rowe Growth Equity Portfolio, Class S		40,575,069
3,881,296	ING Van Kampen Comstock Portfolio, Class S		48,516,200
1,312,318	ING Van Kampen Real Estate Portfolio, Class S		46,429,817
1,281,559	ING VP Indes Plus International Equity, Class S		15,122,401
5,612,154	ING VP Index Plus LargeCap Portfolio, Class S		89,513,852
1,450,529	ING VP Index Plus MidCap Portfolio, Class S		28,822,018
2,708,084	ING VP Index Plus SmallCap Portfolio, Class S		50,532,845
1,368,576	ING Small Company, Class S		33,447,997
390,503	ING Wells Fargo SmallCap Disciplined, Class S		4,318,966

	Total Investment Companies (Cost $731,781,607)		822,171,817

	Total Investments in Securities
	(Cost $731,781,607)*	100.0%	$822,171,817
	Other Assets and Liabilities—Net	0.0	(75,175)
	Net Assets	100.0%	$822,096,642

*	Cost for federal income tax purposes is $732,408,063.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation		$89,763,754
	Gross Unrealized Depreciation		—
	Net Unrealized Appreciation		$89,763,754

		PORTFOLIO OF INVESTMENTS
ING LifeStyle Growth Portfolio		as of March 31, 2006 (Unaudited)
Shares				Value

INVESTMENT COMPANIES: 100.0%

2,493,648		ING Alliance MidCap Growth Portfolio, Class S		$53,688,248
1,602,127		ING Global Real Estate, Class S		17,879,740
2,083,889		ING JPMorgan Emerging Markets Portfolio, Class S		33,863,197
12,111,890		ING JPMorgan Fleming International Portfolio, Class S		176,712,472
3,067,106		ING JPMorgan Value Opportunities Portfolio, Class S		34,290,245
13,097,484		ING Julius Baer Foreign Portfolio, Class S		191,354,246
4,828,847		ING Legg Mason Value Portfolio, Class S		51,620,377
3,391,989		ING Neuberger Berman Partners, Class S		34,428,692
12,586,580		ING PIMCO Core Bond Portfolio, Class S		134,298,806
3,296,136		ING PIMCO High Yield Portfolio, Class S		33,884,283
2,996,865		ING Pioneer MidCap Value Portfolio, Class S		34,523,886
3,129,562		ING Salomon Brothers Aggressive Growth Portfolio, Class S		144,147,609
946,878		ING T. Rowe Growth Equity Portfolio, Class S		51,263,968
6,810,808		ING Van Kampen Comstock Portfolio, Class S		85,135,102
2,234,098		ING Van Kampen Real Estate Portfolio, Class S		79,042,386
11,294,532		ING VP High Yield Bond Portfolio, Class S		33,770,650
2,754,340		ING VP Index Plus International Equity, Class S		32,501,216
10,742,726		ING VP Index Plus LargeCap Portfolio, Class S		171,346,477
3,067,987		ING VP Index Plus MidCap Portfolio, Class S		60,960,894
5,701,626		ING VP Index Plus SmallCap Portfolio, Class S		106,392,350
7,844,419		ING VP Intermediate Bond Portfolio, Class S		100,800,784
2,161,018		ING Small Company, Class S		52,815,269
847,659		ING Wells Fargo SmallCap Disciplined, Class S		9,375,106
		Total Investment Companies (Cost $1,573,949,122)		1,724,096,003

		Total Investments in Securities
		Cost $1,573,949,122)*	100.0%	$1,724,096,003
		Other Assets and Liabilities—Net	0.0	518,526
		Net Assets	100.0%	$1,724,614,529

	*	Cost for federal income tax purposes is $1,575,277,160.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$154,250,675
		Gross Unrealized Depreciation		(5,431,832)
		Net Unrealized Appreciation		$148,818,843

		PORTFOLIO OF INVESTMENTS
ING LifeStyle Moderate Growth Portfolio		as of March 31, 2006 (Unaudited)
Shares				Value

INVESTMENT COMPANIES: 100.0%

437,071		ING Alliance MidCap Growth Portfolio, Class S		$9,410,135
9,414,159		ING JPMorgan Fleming International Portfolio, Class S		137,352,576
2,638,455		ING JPMorgan Value Opportunities Portfolio, Class S		29,497,928
10,242,392		ING Julius Baer Foreign Portfolio, Class S		149,641,343
4,153,730		ING Legg Mason Value Portfolio, Class S		44,403,376
2,917,802		ING Neuberger Berman Partners Portfolio, Class S		29,615,691
23,002,361		ING PIMCO Core Bond Portfolio, Class S		245,435,191
4,252,594		ING PIMCO High Yield Portfolio, Class S		43,716,665
1,288,980		ING Pioneer MidCap Value Portfolio, Class S		14,849,055
1,996,141		ING Salomon Brothers Aggressive Growth Portfolio, Class S		91,942,262
2,324,711		ING Salomon Brothers Investors Portfolio, Class S		29,477,332
814,489		ING T. Rowe Growth Equity Portfolio, Class S		44,096,414
4,687,069		ING Van Kampen Comstock Portfolio, Class S		58,588,366
1,933,798		ING Van Kampen Real Estate Portfolio, Class S		68,417,778
9,714,064		ING VP High Yield Bond Portfolio, Class S		29,045,053
2,342,455		ING VP Index Plus International Equity Portfolio, Class S		27,640,972
9,241,319		ING VP Index Plus LargeCap Portfolio, Class S		147,399,036
1,497,726		ING VP Index Plus MidCap Portfolio, Class S		29,759,812
3,270,113		ING VP Index Plus SmallCap Portfolio, Class S		61,020,309
13,492,880		ING VP Intermediate Bond Portfolio, Class S		173,383,514
851,675		ING Wells Fargo SmallCap Disciplined Portfolio, Class S		9,419,522

		Total Investment Companies (Cost $1,381,522,720)		1,474,112,330

		Total Investments in Securities
		(Cost $1,381,522,720)*	100.0%	$1,474,112,330
		Other Assets and Liabilities—Net	0.0	542,272
		Net Assets	100.0%	$1,474,654,602

	*	Cost for federal income tax purposes is $1,382,142,948.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$102,407,501
		Gross Unrealized Depreciation		(10,438,119)
		Net Unrealized Appreciation		$91,969,382

		PORTFOLIO OF INVESTMENTS
ING LifeStyle Moderate Portfolio		as of March 31, 2006 (Unaudited)
Shares				Value

INVESTMENT COMPANIES: 99.9%

182,236		ING Alliance MidCap Growth, Class S		$3,923,541
3,145,532		ING JPMorgan Fleming International Portfolio, Class S		45,893,315
1,647,741		ING JPMorgan Value Opportunities Portfolio, Class S		18,421,746
2,984,894		ING Julius Baer Foreign Portfolio, Class S		43,609,299
1,729,315		ING Legg Mason Value Portfolio, Class S		18,486,382
42,585,680		ING Liquid Assets Portfolio, Class S		42,585,680
607,381		ING Neuberger Berman Partners, Class S		6,164,915
10,703,106		ING PIMCO Core Bond Portfolio, Class S		114,202,144
1,770,461		ING PIMCO High Yield Portfolio, Class S		18,200,339
536,655		ING Pioneer MidCap Value Portfolio, Class S		6,182,263
424,144		ING Salomon Brothers Aggressive Growth Portfolio, Class S		19,536,064
1,935,713		ING Salomon Brothers Investors Portfolio, Class S		24,544,839
226,058		ING T. Rowe Growth Equity Portfolio, Class S		12,238,759
1,463,585		ING Van Kampen Comstock Portfolio, Class S		18,294,815
536,389		ING Van Kampen Real Estate Portfolio, Class S		18,977,452
4,044,292		ING VP High Yield Bond Portfolio, Class S		12,092,435
651,144		ING VP Index Plus International Equity, Class S		7,683,500
3,698,873		ING VP Index Plus LargeCap Portfolio, Class S		58,997,025
623,553		ING VP Index Plus MidCap Portfolio, Class S		12,389,996
1,021,195		ING VP Index Plus SmallCap Portfolio, Class S		19,055,493
7,021,757		ING VP Intermediate Bond Portfolio, Class S		90,229,578

		Total Investment Companies (Cost $583,093,500)		611,709,580

		Total Investments in Securities	99.9%	$611,709,580
		Cost $583,093,500)*	0.1	423,288
		Other Assets and Liabilities—Net	100.0%	$612,132,868
		Net Assets

	*	Cost for federal income tax purposes is $583,096,918.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$33,824,255
		Gross Unrealized Depreciation		(5,211,593)
		Net Unrealized Appreciation		$28,612,662

		PORTFOLIO OF INVESTMENTS
ING Limited Maturity Bond Portfolio		as of March 31, 2006 (Unaudited)
Principal Amount			Value

CORPORATE BONDS/NOTES: 53.8%

		Aerospace/Defense: 0.8%
$2,274,000		Raytheon Co., 4.500%, due 11/15/07	$2,244,352
			2,244,352
		Auto Manufacturers: 0.4%
1,080,000	@@	DaimlerChrysler NA Holding Corp., 4.750%, due 01/15/08	1,065,313
			1,065,313
		Banks: 7.1%
320,000	@@	Australia & New Zealand Banking Group Ltd., 4.588%, due 10/29/49	277,133
1,103,000	@@, #	Banco Santander Chile SA, 5.220%, due 12/09/09	1,104,597
5,000,000		Bank of America Corp., 5.250%, due 02/01/07	4,998,863
640,000	@@	Bank of Ireland, 5.180%, due 12/29/49	560,940
310,000	@@	Bank of Nova Scotia, 5.125%, due 08/21/85	261,215
220,000	@@	Barclays Bank PLC, 4.938%, due 12/31/49	195,188
330,000	@@	Den Norske Bank ASA, 5.125%, due 08/29/49	278,025
70,000	@@	DEN Norske Creditbank, 5.063%, due 11/29/49	62,533
1,320,000	@@	HSBC Bank PLC, 4.788%, due 06/29/49	1,108,800
70,000	@@	Lloyds TSB Bank PLC, 5.000%, due 11/29/49	61,722
1,630,000	@@	Lloyds TSB Bank PLC, 5.080%, due 08/29/49	1,405,032
100,000	@@	National Westminster Bank PLC, 5.000%, due 11/29/49	84,775
804,000		PNC Funding Corp., 4.500%, due 03/10/10	779,170
1,859,000		Popular North America, Inc., 4.250%, due 04/01/08	1,813,886
1,600,000	@@	Royal Bank of Scotland Group PLC, 4.875%, due 12/29/49	1,378,973
440,000	@@	Societe Generale, 4.656%, due 11/29/49	381,022
1,590,000	@@	Standard Chartered PLC, 4.875%, due 11/29/49	1,315,725
160,000	@@	Standard Chartered PLC, 4.900%, due 01/29/49	132,000
2,000,000		Union Planters Bank NA, 5.125%, due 06/15/07	1,993,636
2,000,000		Wells Fargo & Co., 5.250%, due 12/01/07	2,003,370
400,000	@@	Westpac Banking Corp., 5.275%, due 09/30/49	340,509
			20,537,114
		Beverages: 0.3%
886,000	#	Miller Brewing Co., 4.250%, due 08/15/08	864,844
			864,844
		Chemicals: 1.3%
2,000,000		Chevron Phillips Chemical Co. LLC, 5.375%, due 06/15/07	1,991,394
1,596,000	@@, #	Sociedad Quimica y Minera de Chile SA, 7.700%, due 09/15/06	1,609,065
			3,600,459
		Commercial Services: 0.4%
1,200,000	X	Tulane University of Louisiana, 5.549%, due 11/15/12	1,206,000
			1,206,000
		Diversified Financial Services: 14.3%
2,506,000		Bear Stearns Cos, Inc., 2.875%, due 07/02/08	2,379,254
962,000		Bear Stearns Cos, Inc., 4.898%, due 01/31/11	963,626
2,000,000	L	Boeing Capital Corp., 5.750%, due 02/15/07	2,006,608
1,249,000		Caterpillar Financial Services Corp., 3.800%, due 02/08/08	1,216,050
750,000		CIT Group, Inc., 5.750%, due 09/25/07	754,808
1,000,000		Citigroup Global Markets Holdings, Inc., 6.500%, due 02/15/08	1,022,473
4,000,000		Citigroup, Inc., 5.000%, due 03/06/07	3,990,312

		PORTFOLIO OF INVESTMENTS
ING Limited Maturity Bond Portfolio		as of March 31, 2006 (Unaudited)(continued)
Principal Amount			Value

CORPORATE BONDS/NOTES: 53.8% (continued)

$749,000		Countrywide Home Loans, Inc., 2.875%, due 02/15/07	$733,407
4,000,000		Credit Suisse First Boston USA, Inc., 5.750%, due 04/15/07	4,019,296
440,000	@@	Financiere CSFB NV, 5.125%, due 03/29/49	365,200
1,000,000		General Electric Capital Corp., 3.500%, due 08/15/07	978,657
3,000,000		General Electric Capital Corp., 3.500%, due 12/05/07	2,918,223
1,257,000		Goldman Sachs Group, Inc., 4.125%, due 01/15/08	1,232,812
1,567,000		John Deere Capital Corp., 3.900%, due 01/15/08	1,530,031
764,000		John Deere Capital Corp., 4.875%, due 03/16/09	754,620
4,000,000		JPMorgan Chase & Co., 5.250%, due 05/30/07	3,994,812
2,590,000		Lehman Brothers Holdings, Inc., 5.080%, due 04/03/09	2,589,922
4,000,000	L	Morgan Stanley, 5.800%, due 04/01/07	4,019,232
365,500	@@	Petroleum Export Ltd., 4.623%, due 06/15/10	358,973
516,098	@@, #	Petroleum Export Ltd/Cayman SPV, 5.265%, due 06/15/11	504,833
2,265,000	#	Pricoa Global Funding I, 3.900%, due 12/15/08	2,182,087
900,000	#	Twin Reefs Pass-Through Trust, 5.849%, due 12/10/49	900,891
1,931,000		UnitedHealth Group, Inc., 4.920%, due 03/02/09	1,931,929
			41,348,056
		Electric: 7.2%
905,000		Appalachian Power Co., 3.600%, due 05/15/08	872,501
140,000		Commonwealth Edison Co., 7.625%, due 01/15/07	142,141
2,000,000		Constellation Energy Group, Inc., 6.350%, due 04/01/07	2,017,830
1,123,000		Consumers Energy Co., 4.250%, due 04/15/08	1,095,743
1,162,000		Entergy Gulf States, Inc., 3.600%, due 06/01/08	1,111,900
1,935,000		Midamerican Energy Holdings Co., 7.630%, due 10/15/07	1,995,389
1,287,000		NiSource, Inc., 3.628%, due 11/01/06	1,273,712
1,876,000		Ohio Edison Co., 4.000%, due 05/01/08	1,821,849
1,041,000		Pacific Gas & Electric, 3.600%, due 03/01/09	990,655
891,000		Pepco Holdings, Inc., 5.500%, due 08/15/07	891,384
2,000,000		PPL Electric Utilities Corp., 5.875%, due 08/15/07	2,011,604
2,092,000		Public Service Enterprise Group, Inc., 5.305%, due 09/21/08	2,095,462
1,153,000		Southern California Edison Co., 4.768%, due 02/02/09	1,153,792
815,000		Southern Co. CAP Trust I, 8.190%, due 02/01/37	861,766
2,498,000		Tampa Electric Co., 5.375%, due 08/15/07	2,494,713
			20,830,441
		Food: 2.5%
1,048,000		Fred Meyer Inc., 7.450%, due 03/01/08	1,083,524
2,305,000		General Mills, Inc., 5.125%, due 02/15/07	2,301,764
850,000		Kellogg Co., 2.875%, due 06/01/08	807,431
3,000,000		Kraft Foods, Inc., 5.250%, due 06/01/07	2,994,588
			7,187,307
		Healthcare — Services: 0.8%
2,300,000		WellPoint Health Networks, 6.375%, due 06/15/06	2,305,932
			2,305,932
		Home Builders: 0.3%
920,000		Centex Corp., 4.750%, due 01/15/08	907,489
			907,489
		Insurance: 3.4%
2,000,000		Allstate Corp., 5.375%, due 12/01/06	2,000,338
691,000		AON Corp., 6.950%, due 01/15/07	697,985
3,207,000	#	ASIF Global Financing, 3.850%, due 11/26/07	3,136,321
986,000		Marsh & McLennan Cos, Inc., 3.625%, due 02/15/08	951,862
1,232,000	#	Metropolitan Life Global Funding I, 4.750%, due 06/20/07	1,217,071
1,088,000	#	Monumental Global Funding II, 2.800%, due 07/15/08	1,029,357
834,000	+	Prudential Financial, Inc., 4.104%, due 11/15/06	828,716
			9,861,650

		PORTFOLIO OF INVESTMENTS
ING Limited Maturity Bond Portfolio		as of March 31, 2006 (Unaudited)(continued)
Principal Amount			Value

CORPORATE BONDS/NOTES: 53.8% (continued)

		Media: 1.9%
$806,000		Clear Channel Communications, Inc., 6.000%, due 11/01/06	$808,060
1,005,000	#	COX Enterprises, Inc., 4.375%, due 05/01/08	976,052
500,000	#	COX Enterprises, Inc., 8.000%, due 02/15/07	507,685
3,114,000		Time Warner, Inc., 6.150%, due 05/01/07	3,138,149
			5,429,946
		Oil & Gas: 0.7%
1,998,000	@@, #	Pemex Project Funding Master Trust, 6.210%, due 06/15/10	2,055,942
			2,055,942
		Oil & Gas Services: 0.4%
1,189,000		Halliburton Co., 6.000%, due 08/01/06	1,190,979
			1,190,979
		Packaging & Containers: 0.3%
1,000,000	#	Sealed Air Corp., 5.375%, due 04/15/08	994,265
			994,265
		Pipelines: 2.2%
876,000		Consolidated Natural Gas Co., 5.375%, due 11/01/06	875,981
1,812,000		Duke Capital LLC, 4.302%, due 05/18/06	1,810,933
1,072,000		Duke Capital LLC, 4.331%, due 11/16/06	1,066,107
1,000,000		Kinder Morgan Energy Partners LP, 5.350%, due 08/15/07	996,073
1,700,000		Panhandle Eastern Pipe Line, 2.750%, due 03/15/07	1,657,949
			6,407,043
		Real Estate Investment Trust: 0.7%
2,000,000		Simon Property Group LP, 6.375%, due 11/15/07	2,029,726
			2,029,726
		Retail: 0.4%
1,288,000		May Department Stores Co., 3.950%, due 07/15/07	1,261,474
			1,261,474
		Savings & Loans: 1.1%
3,207,000		Washington Mutual, Inc., 4.375%, due 01/15/08	3,154,511
			3,154,511
		Telecommunications: 5.6%
1,595,000		Ameritech Capital Funding, 6.150%, due 01/15/08	1,609,728
1,543,000		AT&T Wireless Services, Inc., 7.500%, due 05/01/07	1,578,472
2,010,000		Bellsouth Telecommunications, 6.125%, due 09/23/08	2,037,897
1,000,000	@@	Deutsche Telekom International Finance BV, 3.875%, due 07/22/08	969,705
2,434,000	@@	Deutsche Telekom International Finance BV, 5.120%, due 03/23/09	2,436,587
2,156,000		Sprint Capital Corp., 6.000%, due 01/15/07	2,166,638
4,000,000	S	Verizon Global Funding Corp., 4.000%, due 01/15/08	3,906,604
1,435,000	S	Verizon Wireless Capital LLC, 5.375%, due 12/15/06	1,435,400
			16,141,031
		Transportation: 1.7%
780,000		Burlington Northern Santa Fe Corp., 7.875%, due 04/15/07	798,702
4,000,000		Union Pacific Corp., 6.790%, due 11/09/07	4,090,232
			4,888,934
		Total Corporate Bonds/Notes (Cost $156,645,176)	155,512,808

		PORTFOLIO OF INVESTMENTS
ING Limited Maturity Bond Portfolio		as of March 31, 2006 (Unaudited)(continued)
Principal Amount			Value

U.S. GOVERNMENT AGENCY OBLIGATION: 16.5%

		Agency Collateral CMO: 0.7%
$2,170,280	S	4.500%, due 12/15/16	$2,123,552
			2,123,552
		Federal Government Loan Mortgage Corporation: 0.1%
38,245		6.000%, due 04/01/13	38,714
49,397	S	6.000%, due 04/01/13	50,002
49,121	S	6.000%, due 06/01/11	49,635
			138,351
		Federal Home Loan Bank: 1.9%
4,070,000	L	3.250%, due 12/17/07	3,950,350
1,495,000		4.850%, due 02/06/08	1,489,533
			5,439,883
		Federal Home Loan Mortgage Corporation: 5.6%
6,000,000		4.000%, due 08/17/07	5,913,906
10,225,000	S	4.625%, due 06/01/07	10,169,703
19,498		5.467%, due 07/01/24	19,702
832		6.125%, due 01/01/17	844
			16,104,155
		Federal National Mortgage Association: 8.1%
6,060,000		3.875%, due 05/15/07	5,979,644
7,350,000		3.875%, due 07/15/08	7,168,065
3,984,000	L	4.250%, due 09/15/07	3,937,829
1,466,000		4.750%, due 08/10/07	1,459,396
26,446	S	5.494%, due 12/01/17	26,814
54,056	S	6.000%, due 02/01/13	54,775
96,420	S	6.000%, due 04/01/13	97,743
170,348	S	6.000%, due 07/01/16	172,784
215,909	S	6.000%, due 03/01/17	218,980
105,297	S	6.000%, due 05/01/17	106,795
80,607	S	6.000%, due 09/01/17	81,753
1,183,898	S	6.500%, due 10/01/22	1,214,100
668,396	S	6.500%, due 02/01/29	693,981
1,836,000	W	6.500%, due 04/01/31	1,873,293
233,075	S	6.500%, due 10/01/32	238,371
77,835	S	7.000%, due 10/01/32	80,206
86,655	S	7.500%, due 08/01/27	90,644
			23,495,173
		Government National Mortgage Association: 0.1%
13,701	S	6.000%, due 12/15/08	13,791
15,441	S	6.000%, due 01/15/09	15,587
119,368	S	6.000%, due 04/15/13	121,547
49,170	S	7.500%, due 01/15/24	51,720
13,372	S	7.500%, due 07/15/27	14,056
10,249	S	9.000%, due 12/15/26	11,147
2,275	S	9.500%, due 03/15/20	2,509
36,983	S	9.500%, due 07/15/21	40,849
			271,206

		Total U.S. Government Agency Obligation (Cost $47,952,236)	47,572,320

		PORTFOLIO OF INVESTMENTS
ING Limited Maturity Bond Portfolio		as of March 31, 2006 (Unaudited)(continued)
Principal Amount			Value

U.S. TREASURY OBLIGATION: 16.6%

		U.S. Treasury Note: 16.6%
$31,005,000	L	4.500%, due 02/15/09	$30,745,833
17,358,000	L	4.625%, due 02/29/08	17,293,602
			48,039,435

		Total U.S. Treasury Obligation (Cost $48,141,741)	48,039,435

ASSET-BACKED SECURITY: 9.3%

		Automobile Asset Backed Securities: 3.7%
9,000,000	S	Honda Auto Receivables Owner Trust, 3.870%, due 04/20/09	8,852,171
2,000,000	S	USAA Auto Owner Trust, 4.000%, due 12/15/09	1,970,175
			10,822,346
		Credit Card Asset Backed Securities: 3.4%
3,000,000	S	Capital One Multi-Asset Execution Trust, 3.650%, due 07/15/11	2,896,766
4,500,000	S	Citibank Credit Card Master Trust, 2.550%, due 01/20/09	4,409,663
1,000,000	S	Citibank Credit Card Master Trust I, 5.875%, due 03/10/11	1,018,702
1,430,000	S	MBNA Credit Card Master Note Trust, 4.950%, due 06/15/09	1,429,606
			9,754,737
		Other Asset Backed Securities: 2.2%
3,105,542	S	Chase Funding Mortgage Loan, 2.983%, due 04/25/26	3,077,678
349,203	S	Chase Funding Mortgage Loan, 2.734%, due 09/25/24	347,529
3,000,000	S	Popular ABS Mortgage Pass-Through Trust, 4.332%, due 07/25/35	2,955,823
			6,381,030

		Total Asset-Backed Security (Cost $27,435,142)	26,958,113

COLLATERALIZED MORTGAGE OBLIGATION: 2.1%

		Commercial Mortgage Backed Securities: 1.1%
2,020,000	S	Banc of America Commercial Mortgage, Inc., 4.772%, due 07/11/43	1,988,282
1,355,000	S	Bear Stearns Commercial Mortgage Securities, 4.170%, due 01/12/41	1,314,288
			3,302,570
		Whole Loan Collateral CMO: 1.0%
1,460,000		Countrywide Alternative Loan Trust, 6.000%, due 03/01/49	1,468,432
1,346,561	S	JP Morgan Alternative Loan Trust, 5.521%, due 01/25/36	1,338,820
			2,807,252

		Total Collateralized Mortgage Obligation (Cost $6,168,035)	6,109,822

OTHER BOND: 0.4%

		Multi-National: 0.4%
1,038,000	@@	Corp. Andina de Fomento CAF, 7.250%, due 03/01/07	1,054,161
			1,054,161

		Total Other Bond (Cost $1,073,964)	1,054,161

		PORTFOLIO OF INVESTMENTS
ING Limited Maturity Bond Portfolio		as of March 31, 2006 (Unaudited)(continued)
Shares				Value

PREFERRED STOCK: 0.9%

		Banks: 0.9%
246		DG Funding Trust		$2,609,906

		Total Preferred Stock (Cost $2,676,091)		2,609,906

		Total Long-Term Investments (Cost $290,092,385)		287,856,565

Principal
Amount				Value

SHORT-TERM INVESTMENT: 18.8%

		Repurchase Agreement: 1.0%
$2,856,000		Goldman Sachs Repurchase Agreement		$2,856,000
		dated 03/31/06, 4.790, due 04/03/06,
		$2,857,140 to be received upon repurchase
		(Collateralized by $3,007,000 Federal Home
		Loan Bank, 3.625%, Market Value plus
		accrued interest $2,913,185, due 09/15/08)

		Total Repurchase Agreement
		(Cost $2,856,000)		2,856,000

		Securities Lending CollateralCC: 17.8%
		The Bank of New York Institutional Cash Reserve Fund		51,520,578

		Total Securities Lending Collateral
		(Cost $51,520,578)		51,520,578

		Total Short-Term Investments
		(Cost $54,376,578)		54,376,578

		Total Investments in Securities
		(Cost $344,468,963)*	118.4%	$342,233,143
		Other Assets and Liabilities—Net	(18.4)	(53,235,843)
		Net Assets	100.0%	$288,997,300

	@	Non-income producing security
	@@	Foreign Issuer
	#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	cc	Securities purchased with cash collateral for securities loaned.
	W	When-issued or delayed delivery security.
	S	Segregated securities for certain derivatives, when-issued or delayed delivery securities and forward currency exchange contracts.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2006.
	X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors

	*	Cost for federal income tax purposes is $344,478,515.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$273,883
		Gross Unrealized Depreciation		(2,519,255)
		Net Unrealized Depreciation		$(2,245,372)

PORTFOLIO OF INVESTMENTS
ING Limited Maturity Bond Portfolio	as of March 31, 2006 (Unaudited)(continued)

Information concerning open futures contracts at March 31, 2006 is shown below:

Long Contracts	No. of Contracts	Notional Market Value	Expiration Date	Unrealized Gain (Loss)

US 2 YR NOTE (CBT) JUN06	192	39,141,001	06/30/2006	(90,365)
		$39,141,001		$(90,365)

Short Contracts	No. of Contracts	Notional Market Value	Expiration Date	Unrealized Gain (Loss)

FIN FUT US 10YR 6/21/06	9	(957,516)	06/21/2006	13,173
FIN FUT US 30YR 6/21/2006	19	(2,073,969)	06/21/2006	24,249
		$(3,031,485)		$37,422

		PORTFOLIO OF INVESTMENTS
ING Liquid Assets Portfolio(1)		as of March 31, 2006 (Unaudited)
Principal
Amount			Value

COLLATERALIZED MORTGAGE OBLIGATIONS: 5.5%

$10,000,000	@@, #	Cheyne High Grade ABS CDO Ltd., 4.740%, due 11/10/06	$10,000,000
9,500,000	@@, #, I	Newcastle CDO I Ltd., 4.839%, due 09/24/38	9,500,000
10,250,000	#, I	Newcastle CDO III Corp., 4.839%, due 09/24/38	10,250,000
9,500,000	@@, #	Putnam Structured Product CDO, 4.769%, due 10/15/38	9,500,000
8,200,000	@@, #	Whitehawk CDO Funding Ltd., 4.930%, due 09/15/06	8,200,000

		Total Collateralized Mortgage Obligations (Cost $47,450,000)	47,450,000

COMMERCIAL PAPER: 30.6%

6,000,000		ASB Bank Ltd., 4.570%, due 05/02/06	5,975,717
1,500,000		ASB Bank Ltd., 4.640%, due 05/10/06	1,492,314
8,355,000		Barton Capital Corp., 3.710, due 04/05/06	8,350,692
5,000,000		BNP Paribas, 3.410%, due 04/04/06	4,998,104
4,000,000		Concord Minutemen, 4.280%, due 04/11/06	3,994,778
42,000,000		Crown Point Capital Co. LLC, 4.370%, due 04/13/06	41,933,780
14,000,000		Duke Funding Corp., 4.520%, due 04/19/06	13,966,715
8,500,000		Duke Funding Corp., 4.650%, due 04/26/06	8,471,549
10,000,000		Goldman Sachs Group LP, 4.040%, due 04/6/06	9,993,264
9,500,000	I	Goldman Sachs Group LP, 4.610%, due 02/14/07	9,500,000
9,000,000		Monument Gardens, 4.450%, due 04/21/06	8,976,700
12,000,000		Monument Gardens, 4.680%, due 05/24/06	11,916,348
16,000,000		Monument Gardens, 5.70%, due 04/20/06	15,959,509
13,500,000		Old Line Funding Corp. 3.480%, due 04/04/06	13,494,780
11,000,000		Park Avenue Receivables, 3.470%, due 04/04/06	10,995,765
7,000,000		Societe Generale, 3.250%, due 04/03/06	6,998,106
21,000,000		St. Germain Holdings Ltd., 3.070%, due 04/03/06	20,994,622
19,000,000		St. Germain Holdings Ltd., 4.350%, due 04/13/06	18,970,233
17,000,000		Swiss Re Financial, 4.810%, due 06/12/06	16,835,780
1,607,000		Three Pillars Funding Corp., 3.750%, due 04/05/06	1,606,164
1,073,000		Thunder Bay Funding, 3.100%, due 04/03/06	1,072,723
3,900,000		UBS Financial, 3.900%, due 04/06/06	3,897,465
18,800,000	#	Verizon Global Funding Corp., 5.020%, due 01/12/07	18,800,000
7,500,000		Westpac Trust Securities Ltd., 3.480%, due 04/04/06	7,497,103

		Total Commercial Paper (Cost $266,692,211)	266,692,211

CORPORATE BONDS/NOTES: 49.4%

19,000,000	#	Allstate Life Global Funding II, 4.879%, due 11/09/06	19,006,021
21,200,000		American Express Bank FSB, 4.778%, due 01/26/07	21,200,000
9,900,000		American Express Bank FSB, 4.836%, due 12/01/06	9,902,547
1,500,000		American Express Bank FSB, 4.860%, due 06/13/06	1,500,058
14,350,000	#	American General Finance Corp., 4.779%, due 04/13/07	14,350,833
4,475,000		American General Finance Corp., 5.100%, due 04/05/07	4,478,788
7,195,000		American General Finance Corp., 5.875%, due 07/14/06	7,231,546
14,300,000	@@, #	American Honda Finance Corp., 4.868%, due 09/18/06	14,300,000
2,470,000	@@, #	American Honda Finance Corp., 4.919%, due 08/15/06	2,471,375
361,000		Bank of New York Co., Inc., 2.200%, due 05/12/06	359,917
6,250,000	#	Bank of New York, 4.858%, due 04/27/07	6,250,000
21,000,000		Banque Nationale de Paris, 4.710%, due 06/21/06	20,998,435
11,500,000		Barclays Bank PLC/NY, 4.723%, due 06/21/06	11,499,466
11,750,000		Bear Stearns Cos, Inc., 4.861%, due 04/28/07	11,750,000

		PORTFOLIO OF INVESTMENTS
ING Liquid Assets Portfolio(1)		as of March 31, 2006 (Unaudited) (continued)
Principal
Amount				Value

CORPORATE BONDS/NOTES: 49.4% (continued)

$10,900,000		Bear Stearns Cos, Inc., 4.880%, due 05/05/07		$10,900,000
8,500,000		Bear Stearns Cos, Inc., 4.990%, due 05/22/06		8,502,553
975,000		Bear Stearns Cos, Inc., 6.500%, due 05/01/06		976,178
10,000,000		BNP Paribas SA, 4.938%, due 01/26/07		10,000,000
16,750,000	#	Cargill, Inc., 6.250%, due 05/01/06		16,771,532
6,000,000		Citigroup, Inc., 5.750%, due 05/10/06		6,006,782
26,200,000	#	Concord Minutemen Capital Co. LLC, 5.102%, due 04/11/07		26,200,000
7,000,000		Credit Suisse, 4.620%, due 04/24/07		7,000,560
5,000,000		Credit Suisse, 4.740%, due 05/10/06		5,000,147
13,000,000		General Electric Capital Corp., 4.949%, due 05/09/07		13,000,000
12,000,000	#	Goldman Sachs Group LP, 4.769%, due 04/13/07		12,000,000
2,500,000		Goldman Sachs Group, Inc., 4.781%, due 04/20/06		2,500,003
6,900,000		Goldman Sachs Group, Inc., 4.810%, due 10/27/06		6,906,952
3,700,000	@@, #	HBOS Treasury Services PLC, 4.876%, due 03/01/07		3,700,000
14,000,000	@@, #	HBOS Treasury Services PLC, 5.000%, due 04/24/07		14,000,000
—		Lehman Brothers Holdings, Inc., 4.983%, due 06/02/06		33
6,623,000		Lehman Brothers Holdings, Inc., 6.250%, due 05/15/06		6,633,214
4,000,000		Merrill Lynch & Co., 4.750%, due 07/25/06		4,001,366
23,000,000	#, I	Money Market Trust GECC - Series A-2, 4.824%, due 05/11/07		23,000,000
10,370,000	L	Morgan Stanley, 5.185%, due 01/12/07		10,379,414
13,000,000		Morgan Stanley, 6.100%, due 04/15/06		13,006,526
22,000,000		PNC Bank NA, 4.792%, due 01/29/07		21,999,485
42,500,000		Washington Mutual Bank, 4.819%, due 05/31/06		42,500,152
7,000,000		Washington Mutual Financial Corp., 6.250%, due 05/15/06		7,012,871
7,650,000		Wells Fargo & Co., 4.876%, due 05/02/07		7,650,000
5,200,000		Westpac Banking Corp., 4.930%, due 04/11/07		5,200,000

		Total Corporate Bonds/Notes (Cost $430,146,754)		430,146,754

U.S. GOVERNMENT AGENCY OBLIGATIONS: 4.7%

23,600,000		Federal Home Loan Bank, 4.738%, due 06/14/06		23,597,477
17,300,000		Federal Home Loan Bank, 4.788%, due 07/21/06		17,300,000

		Total U.S. Government Agency Obligations (Cost $40,897,477)		40,897,477

REPURCHASE AGREEMENT: 9.9%

86,145,000		Morgan Stanley Repurchase Agreement dated 12/30/05, 4.230%,
		due 01/03/06, $2,010,945 to be received upon repurchase
		(Collateralized by $2,050,000 Federal Farm Credit Bank,
		5.650%, Market Value plus accrued interest $2,055,159,
		due 12/06/12)		86,145,000

		Total Repurchase Agreement (Cost $86,145,000)		86,145,000

SECURITIES LENDING COLLATERALCC: 0.1%

1,030,272		The Bank of New York Institutional Cash Reserve Fund		1,030,272

		Total Securities Lending Collateral (Cost $1,030,272)		1,030,272

		Total Investments in Securities
		(Cost $872,361,714)*	100.2%	$872,361,714
		Other Assets and Liabilities-Net	(0.2)	(1,342,151)
		Net Assets	100.0%	$871,019,563

	(1)

All securities with a maturity date of greater than 13 months have either a variable rate, a demand feature, prerefunded, optional or mandatory put resulting in an effective maturity of one year or less. Rate shown reflects current rate.

PORTFOLIO OF INVESTMENTS
ING Liquid Assets Portfolio(1)	as of March 31, 2006 (Unaudited)(continued)

@@	Foreign Issuer
#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

cc	Securities purchased with cash collateral for securities loaned.
I	Illiquid Security
L	Loaned security, a portion or all of the security is on loan at March 31, 2006.
*	Cost for federal income tax purposes is the same as for financial statement purposes.

PORTFOLIO OF INVESTMENTS
ING Liquid Assets Portfolio(1)	as of March 31, 2006 (Unaudited)(continued)

The Fund may invest up to 10% of its net assets in illiquid securities. Pursuant to guidelines adopted by the Fund’s Board, the following securities have been deemed to be illiquid.

	Shares/	Initial			Percent
	Principal	Acquisition			of Net
Security	Amount	Date	Cost	Value	Assets
Goldman Sachs Group LP, 4.610%, due 02/14/07	$9,500,000	02/13/2006	$9,500,000	$9,500,000	1.1%
Money Market Trust GECC - Series A-2, 4.824%, due 05/11/07	23,000,000	07/30/2004	23,000,000	23,000,000	2.6%
Newcastle CDO III Corp., 4.839%, due 09/24/38	10,250,000	09/22/2005	10,250,000	10,250,000	1.2%
Newcastle CDO I Ltd., 4.839%, due 09/24/38	9,500,000	10/23/2003	9,500,000	9,500,000	1.1%
			$52,250,000	$52,250,000	6.0%

		PORTFOLIO OF INVESTMENTS
ING Lord Abbett Affiliated Portfolio		as of March 31, 2006 (Unaudited)
Shares			Value

COMMON STOCK: 96.1%

		Aerospace/Defense: 3.3%
9,700		Boeing Co.	$755,921
25,700		General Dynamics Corp.	1,644,286
5,300		Lockheed Martin Corp.	398,189
12,700	L	Northrop Grumman Corp.	867,283
61,675		Raytheon Co.	2,827,182
			6,492,861
		Agriculture: 1.0%
23,100		Monsanto Co.	1,957,725
			1,957,725
		Auto Manufacturers: 0.5%
32,625	@@	Honda Motor Co., Ltd. ADR	1,010,070
			1,010,070
		Banks: 4.9%
63,875		Bank of America Corp.	2,908,868
99,375		Bank of New York	3,581,475
16,225	L	Marshall & Ilsley Corp.	707,086
84,900	@@	Mitsubishi UFJ Financial Group, Inc. ADR	1,291,329
14,300		PNC Financial Services Group, Inc.	962,533
2,600		SunTrust Banks, Inc.	189,176
			9,640,467
		Beverages: 3.6%
33,650		Coca-Cola Co.	1,408,926
16,300		Coca-Cola Enterprises, Inc.	331,542
45,025	@@, L	Diageo PLC ADR	2,855,936
45,500		PepsiCo, Inc.	2,629,445
			7,225,849
		Biotechnology: 0.7%
37,625	@	Medimmune, Inc.	1,376,323
			1,376,323
		Chemicals: 1.1%
39,650		Praxair, Inc.	2,186,698
			2,186,698
		Computers: 2.9%
57,475	L	Electronic Data Systems Corp.	1,542,054
88,375		Hewlett-Packard Co.	2,907,538
249,225	@	Sun Microsystems, Inc.	1,278,524
			5,728,116
		Cosmetics/Personal Care: 3.3%
113,275		Procter & Gamble Co.	6,526,906
			6,526,906
		Diversified Financial Services: 4.8%
64,800		Citigroup, Inc.	3,060,504
17,100		Fannie Mae	878,940

		PORTFOLIO OF INVESTMENTS
ING Lord Abbett Affiliated Portfolio		as of March 31, 2006 (Unaudited)(continued)
Shares			Value

COMMON STOCK: 96.1% (continued)
14,575		Freddie Mac	$889,075
92,650		JPMorgan Chase & Co.	3,857,946
14,375		Morgan Stanley	903,038
			9,589,503
		Electric: 1.9%
9,525	L	Ameren Corp.	474,536
7,000		Dominion Resources, Inc.	483,210
4,400		Exelon Corp.	232,760
37,400		Pacific Gas & Electric Co.	1,454,860
1,300		PPL Corp.	38,220
34,425	L	Southern Co.	1,128,107
			3,811,693
		Electrical Components & Equipment: 2.2%
51,150		Emerson Electric Co.	4,277,675
			4,277,675
		Engineering & Construction: 1.1%
24,950		Fluor Corp.	2,140,710
			2,140,710
		Environmental Control: 1.4%
77,125		Waste Management, Inc.	2,722,513
			2,722,513
		Food: 5.7%
90,275		Campbell Soup Co.	2,924,910
10,900		General Mills, Inc.	552,412
142,500	L	Kraft Foods, Inc.	4,319,175
167,300		Kroger Co.	3,406,228
7,975		Safeway, Inc.	200,332
			11,403,057
		Forest Products & Paper: 2.0%
112,600		International Paper Co.	3,892,582
			3,892,582
		Healthcare — Products: 3.8%
75,958		Baxter International, Inc.	2,947,930
50,100	@, L	Boston Scientific Corp.	1,154,805
29,000		Johnson & Johnson	1,717,380
34,650		Medtronic, Inc.	1,758,488
			7,578,603
		Household Products/Wares: 2.2%
30,475		Clorox Co.	1,823,929
43,500		Kimberly-Clark Corp.	2,514,300
			4,338,229
		Insurance: 4.1%
23,700	@@	ACE Ltd	1,232,637
43,900		Aflac, Inc.	1,981,207
40,150		American International Group, Inc.	2,653,514
11,750		Hartford Financial Services Group, Inc.	946,463
22,275	@@, L	XL Capital Ltd	1,428,050
			8,241,871

		PORTFOLIO OF INVESTMENTS
ING Lord Abbett Affiliated Portfolio		as of March 31, 2006 (Unaudited)(continued)
Shares			Value

COMMON STOCK: 96.1% (continued)

		Internet: 0.5%
34,375	@, L	IAC/InterActiveCorp	$1,013,031
			1,013,031
		Leisure Time: 0.0%
300		Harley-Davidson, Inc.	15,564
			15,564
		Machinery — Construction & Mining: 1.5%
40,625		Caterpillar, Inc.	2,917,281
			2,917,281
		Machinery — Diversified: 0.8%
21,250		Deere & Co.	1,679,813
			1,679,813
		Media: 1.9%
91,650	@, L	Comcast Corp.	2,393,898
51,650		Tribune Co.	1,416,760
			3,810,658
		Mining: 3.3%
93,200	@@	Barrick Gold Corp.	2,538,768
76,275	L	Newmont Mining Corp.	3,957,910
			6,496,678
		Miscellaneous Manufacturing: 4.9%
3,400		Dover Corp.	165,104
13,325		Eaton Corp.	972,325
99,300		General Electric Co.	3,453,654
27,000		Honeywell International, Inc.	1,154,790
25,700		Pall Corp.	801,583
38,550		Parker Hannifin Corp.	3,107,516
			9,654,972
		Oil & Gas: 4.6%
150,500		Exxon Mobil Corp.	9,159,421
			9,159,421
		Oil & Gas Services: 3.3%
28,500		Baker Hughes, Inc.	1,949,400
36,725	L	Schlumberger Ltd.	4,648,283
			6,597,683
		Pharmaceuticals: 12.2%
4,600		Abbott Laboratories	195,362
10,600	@@	AstraZeneca PLC ADR	532,438
9,800		Eli Lilly & Co.	541,940
53,650	@@	GlaxoSmithKline PLC ADR	2,806,432
34,800		Merck & Co., Inc.	1,226,004
85,525	@@	Novartis AG ADR	4,741,506
186,475		Pfizer, Inc.	4,646,957
24,600	@@, L	Sanofi-Synthelabo SA ADR	1,167,270
62,125		Schering-Plough Corp.	1,179,754
50,300	@@, L	Teva Pharmaceutical Industries Ltd ADR	2,071,354
105,925		Wyeth	5,139,481
			24,248,498

		PORTFOLIO OF INVESTMENTS
ING Lord Abbett Affiliated Portfolio		as of March 31, 2006 (Unaudited)(continued)
Shares				Value

COMMON STOCK: 96.1% (continued)

		Pipelines: 0.6%
99,200	L	El Paso Corp.		$1,195,360
				1,195,360
		Retail: 1.4%
4,000		Federated Department Stores		292,000
50,650		Wal-Mart Stores, Inc.		2,392,706
				2,684,706
		Software: 3.7%
75,475		Automatic Data Processing, Inc.		3,447,698
145,050		Microsoft Corp.		3,946,811
				7,394,509
		Telecommunications: 5.6%
144,200	L	AT&T, Inc.		3,899,168
55,400		BellSouth Corp.		1,919,610
107,600		Motorola, Inc.		2,465,116
32,625		Sprint Corp. - FON Group		843,030
58,600		Verizon Communications, Inc.		1,995,916
				11,122,840
		Transportation: 1.3%
27,350		Union Pacific Corp.		2,553,123
				2,553,123

		Total Common Stock
		(Cost $179,903,870)		190,685,588

Principal
Amount				Value

SHORT-TERM INVESTMENTS 17.4%

		U.S. Government Agency Obligation 3.3%
$6,639,000		Federal Home Loan Bank, 4.400%, due 04/03/06		$6,636,566

		Total U.S. Government Agency Obligation		6,636,566
		(Cost $6,636,566)

		Securities Lending CollateralCC: 14.1%
		The Bank of New York Institutional Cash Reserve Fund		27,916,357

		Total Securities Lending Collateral
		(Cost $27,916,357)		27,916,357

		Total Short-Term Investments:
		(Cost $34,552,923)		34,552,923

		Total Investments in Securities
		(Cost $214,456,793)*	113.5%	$225,238,511
		Other Assets and Liabilities-Net	(13.5)	(26,738,432)
		Net Assets	100.0%	$198,500,079

	@	Non-income producing security
	@@	Foreign Issuer
	cc	Securities purchased with cash collateral for securities loaned.

PORTFOLIO OF INVESTMENTS
ING Lord Abbett Affiliated Portfolio	as of March 31, 2006 (Unaudited)(continued)

L	Loaned security, a portion or all of the security is on loan at March 31, 2006.

*	Cost for federal income tax purposes is $215,055,127.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$12,117,890
	Gross Unrealized Depreciation	(1,934,506)
	Net Unrealized Appreciation	$10,183,384

		PORTFOLIO OF INVESTMENTS
ING MarketPro Portfolio		as of March 31, 2006 (Unaudited)
Shares			Value

INVESTMENT COMPANIES: 99.7%

75,661	ING FMR Diversified MidCap Portfolio, Class I		$1,092,546
82,738	ING JPMorgan Fleming International Portfolio, Class I		1,217,080
98,761	ING Legg Mason Value Portfolio, Class I		1,058,715
65,000	ING Marisco Growth Portfolio, Class I		1,064,701
81,297	ING Mercury Large Cap Value Portfolio, Class I		1,086,129
22,829	ING Salomon Brothers Aggressive Growth Portfolio, Class I		1,062,699
45,255	ING T. Rowe Price Capital Appreciation Portfolio, Class I		1,185,692
31,830	ING Van Kampen Equity and Income Portfolio, Class I		1,172,920
224,442	ING VP Intermediate Bond Portfolio, Class I		2,899,795
	Total Investment Companies (Cost $11,716,442)		11,840,277

	Total Investments In Securities (Cost $11,716,442)*	99.7%	$11,840,277
	Other Assets and Liabilities—Net	0.3	32,872
	Net Assets	100.0%	$11,873,149

*	Cost for federal income tax purposes is $11,723,556.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$137,299
	Gross Unrealized Depreciation	(20,578)
	Net Unrealized Appreciation	$116,721

			PORTFOLIO OF INVESTMENTS
ING MarketStyle Growth Portfolio			as of March 31, 2006 (Unaudited)
Shares				Value

INVESTMENT COMPANIES: 99.7%

4,098		ING Limited Bond Portfolio, Class I		$44,054
132,560		ING Liquid Assets Portfolio, Class I		132,560
100,799		ING VP Index Plus International Equity, Class I		1,190,431
130,767		ING VP Index Plus LargeCap Portfolio, Class I		2,102,735
24,517		ING VP Index Plus MidCap Portfolio, Class I		491,811
16,777		ING VP Index Plus SmallCap Portfolio, Class I		316,243
10,170		ING VP Intermediate Bond Portfolio, Class I		131,394
		Total Investment Companies (Cost $4,211,454)		4,409,228

		Total Investments In Securities
		(Cost $4,211,454)*	99.7%	$4,409,228
		Other Assets and Liabilities—Net	0.3	13,676
		Net Assets	100.0%	$4,422,904

	*	Cost for federal income tax purposes is $4,212,504.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$197,816
		Gross Unrealized Depreciation		(1,092)
		Net Unrealized Appreciation		$196,724

			PORTFOLIO OF INVESTMENTS
ING MarketStyle Moderate Portfolio			as of March 31, 2006 (Unaudited)
Shares				Value

INVESTMENT COMPANIES: 99.4%

13,511		ING Limited Maturity Bond Portfolio, Class I		$145,239
218,478		ING Liquid Assets Portfolio, Class I		218,478
20,910		ING VP Index Plus International Equity Portfolio, Class I		246,948
30,521		ING VP Index Plus LargeCap Portfolio, Class I		490,771
5,142		ING VP Index Plus MidCap Portfolio, Class I		103,142
3,160		ING VP Index Plus SmallCap Portfolio, Class I		59,562
14,512		ING VP Intermediate Bond Portfolio, Class I		187,496
		Total Investment Companies (Cost $1,404,692)		1,451,636

		Total Investments In Securities
		(Cost $1,404,692)*	99.4%	$1,451,636
		Other Assets and Liabilities—Net	0.6	8,273
		Net Assets	100.0%	$1,459,909

	*	Cost for federal income tax purposes is $1,408,110.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$45,169
		Gross Unrealized Depreciation		(1,643)
		Net Unrealized Appreciation		$43,526

			PORTFOLIO OF INVESTMENTS
ING MarketStyle Moderate Growth Portfolio			as of March 31, 2006 (Unaudited)
Shares				Value

INVESTMENT COMPANIES: 99.6%

29,088		ING Limited Bond Portfolio, Class I		$312,693
209,041		ING Liquid Assets Portfolio, Class I		209,041
97,130		ING VP Index Plus International Equity, Class I		1,147,103
135,308		ING VP Index Plus LargeCap Portfolio, Class I		2,175,751
23,713		ING VP Index Plus MidCap Portfolio, Class I		475,677
16,996		ING VP Index Plus SmallCap Portfolio, Class I		320,372
44,102		ING VP Intermediate Bond Portfolio, Class I		569,796
		Total Investment Companies (Cost $4,990,188)		5,210,432

		Total Investments In Securities
		(Cost $4,990,188)*	99.6%	$5,210,432
		Other Assets and Liabilities—Net	0.4	20,163
		Net Assets	100.0%	$5,230,595

	*	Cost for federal income tax purposes is $4,999,944.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$218,734
		Gross Unrealized Depreciation		(8,246)
		Net Unrealized Appreciation		$210,488

			PORTFOLIO OF INVESTMENTS
ING Marsico Growth Portfolio			as of March 31, 2006 (Unaudited)
Shares			Value

COMMON STOCK: 95.8%

		Aerospace/Defense: 4.4%
335,630		General Dynamics Corp.	$21,473,607
139,438	L	Lockheed Martin Corp.	10,475,977
161,383		United Technologies Corp.	9,355,373
			41,304,957
		Agriculture: 0.3%
32,459		Archer-Daniels-Midland Co.	1,092,245
19,300		Monsanto Co.	1,635,675
			2,727,920
		Apparel: 0.7%
190,728	@	Coach, Inc.	6,595,374
			6,595,374
		Banks: 4.0%
334,366	@@, L	UBS AG	36,770,229
			36,770,229
		Beverages: 0.8%
122,803		PepsiCo, Inc.	7,096,785
			7,096,785
		Biotechnology: 6.4%
604,884	@, L	Genentech, Inc.	51,118,747
120,691	@, L	Genzyme Corp.	8,112,849
			59,231,596
		Coal: 0.7%
131,158		Peabody Energy Corp.	6,611,675
			6,611,675
		Cosmetics/Personal Care: 4.0%
649,581		Procter & Gamble Co.	37,428,857
			37,428,857
		Diversified Financial Services: 10.2%
59,056	L	Chicago Mercantile Exchange	26,427,560
122,323	L	Goldman Sachs Group, Inc.	19,199,818
223,848		Lehman Brothers Holdings, Inc.	32,352,751
327,356	L	SLM Corp.	17,002,871
			94,983,000
		Healthcare — Products: 3.9%
382,761		Medtronic, Inc.	19,425,121
244,792	@, L	Zimmer Holdings, Inc.	16,547,939
			35,973,060
		Healthcare — Services: 8.0%
115,626		Quest Diagnostics	5,931,614
1,222,632		UnitedHealth Group, Inc.	68,296,224
			74,227,838

		PORTFOLIO OF INVESTMENTS
ING Marsico Growth Portfolio		as of March 31, 2006 (Unaudited)(continued)
Shares			Value

COMMON STOCK: 95.8% (continued)

		Home Builders: 3.7%
215,237	L	KB Home	$13,986,100
259,128	L	Lennar Corp.	15,646,149
128,544	@, L	Toll Brothers, Inc.	4,451,479
			34,083,728
		Insurance: 1.2%
73,978		Genworth Financial, Inc.	2,473,085
87,023		Progressive Corp.	9,073,018
			11,546,103
		Lodging: 5.4%
264,260	@, L	Las Vegas Sands Corp.	14,972,972
522,998	@, L	MGM Mirage	22,535,984
55,622	L	Station Casinos, Inc.	4,414,718
114,045	@, L	Wynn Resorts Ltd.	8,764,358
			50,688,032
		Machinery — Construction & Mining: 3.0%
389,792		Caterpillar, Inc.	27,990,964
			27,990,964
		Machinery — Diversified: 0.6%
67,311		Deere & Co.	5,320,935
			5,320,935
		Mining: 0.9%
180,650	@@	Cia Vale do Rio Doce ADR	8,766,945
			8,766,945
		Oil & Gas Services: 3.6%
194,540	L	Halliburton Co.	14,205,311
149,483		Schlumberger Ltd.	18,920,063
			33,125,374
		Pharmaceuticals: 1.5%
289,668	@, L	Amylin Pharmaceuticals, Inc.	14,179,249
			14,179,249
		Real Estate: 0.8%
112,825	L	St. Joe Co.	7,089,923
			7,089,923
		Retail: 13.5%
206,179		CVS Corp.	6,158,567
460,844	L	Home Depot, Inc.	19,493,701
612,296		Lowe’s Cos., Inc.	39,456,354
475,648	@, L	Starbucks Corp.	17,903,391
276,036		Target Corp.	14,356,630
190,807		Walgreen Co.	8,229,506
399,978		Yum! Brands, Inc.	19,542,925
			125,141,074
		Telecommunications: 8.3%
366,518	@@, L	America Movil SA de CV ADR	12,556,907
385,370	@	Cisco Systems, Inc.	8,350,968
1,112,329		Motorola, Inc.	25,483,457
606,100	L	Qualcomm, Inc.	30,674,721
			77,066,053

		PORTFOLIO OF INVESTMENTS
ING Marsico Growth Portfolio		as of March 31, 2006 (Unaudited)(continued)

Shares				Value

COMMON STOCK: 95.8% (continued)

		Transportation: 9.9%
347,688		Burlington Northern Santa Fe Corp.		$28,972,841
378,193		FedEx Corp.		42,713,117
214,690	L	Union Pacific Corp.		20,041,312
				91,727,270
		Total Common Stock
		(Cost $655,338,664)		889,676,941

Principal
Amount				Value

SHORT-TERM INVESTMENTS: 20.8%

		U.S. Government Agency Obligation: 3.9%
$36,880,000		4.400%, due 04/03/06		$36,866,477
		Total U.S. Government Agency Obligation
		(Cost $36,866,477)		36,866,477
		Securities Lending CollateralCC: 16.9%
156,816,329		The Bank of New York Institutional Cash Reserve Fund		156,816,329
		Total Securities Lending Collateral
		(Cost $156,816,329)		156,816,329
		Total Short-Term Investments
		(Cost $193,691,821)		193,682,806
		Total Investments in Securities
		(Cost $849,021,470)*	116.6%	$1,083,359,747
		Other Assets and Liabilities-Net	(16.6)	(154,320,354)
		Net Assets	100.0%	$929,039,393

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2006.

	*	Cost for federal income tax purposes is $849,899,916.

		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$237,262,847
		Gross Unrealized Depreciation		(3,803,016)
		Net Unrealized Appreciation		$233,459,831

			PORTFOLIO OF INVESTMENTS
ING Marsico International Opportunities Portfolio			as of March 31, 2006 (Unaudited)
Shares			Value

COMMON STOCK: 94.8%

		Australia: 1.4%
94,906		CSL Ltd.	$3,707,721
			3,707,721
		Austria: 1.9%
3,231	@	Erste Bank der Oesterreichischen Sparkassen AG - New	187,719
86,398		Erste Bank der Oesterreichischen Sparkassen AG	5,078,782
			5,266,501
		Brazil: 3.2%
125,637	@	Gafisa SA	1,337,056
44,437		Petroleo Brasileiro SA ADR	3,851,355
47,812		Uniao de Bancos Brasileiros SA ADR	3,533,785
			8,722,196
		Canada: 8.4%
166,275	L	Canadian National Railway Co.	7,528,932
189,368		Shoppers Drug Mart Corp.	7,215,333
147,421		Talisman Energy, Inc.	7,837,348
			22,581,613
		China: 0.1%
368,210	@	Shanghai Electric Group Co., Ltd.	155,259
			155,259
		France: 7.5%
97,912		JC Decaux SA	2,644,658
46,756		LVMH Moet Hennessy Louis Vuitton SA	4,563,697
6,802		Vallourec	6,542,469
116,725		Veolia Environnement	6,458,661
			20,209,485
		Germany: 7.9%
97,001		Continental AG	10,675,673
117,460		Hypo Real Estate Holding	8,055,867
47,407		Metro AG	2,431,437
			21,162,977
		Hong Kong: 3.5%
31,623	L	CNOOC Ltd. ADR	2,472,286
423,500		Esprit Holdings Ltd.	3,290,677
2,308,000		Shangri-La Asia Ltd.	3,731,147
			9,494,110
		India: 1.7%
170,123		ICICI Bank Ltd. ADR	4,709,005
			4,709,005
		Ireland: 1.0%
159,186		Anglo Irish Bank Corp. PLC	2,617,525
			2,617,525

			PORTFOLIO OF INVESTMENTS
ING Marsico International Opportunities Portfolio			as of March 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 94.8% (continued)

		Japan: 21.0%
22,600		Advantest Corp.	$2,678,298
78,200		Credit Saison Co., Ltd.	4,312,269
28,700		Fanuc Ltd.	2,751,815
92,888		Leopalace21 Corp.	3,461,609
520,000		Marubeni Corp.	2,718,672
42,200	@	Misawa Homes Holdings, Inc.	2,120,182
393		Mitsubishi Tokyo Financial Group, Inc.	5,961,923
39,300		Murata Manufacturing Co., Ltd.	2,651,738
184,000		Nippon Electric Glass Co., Ltd.	4,547,828
128,126		Sega Sammy Holdings, Inc.	5,188,030
1,566,000	@, L	Seiyu Ltd.	4,174,370
155,000		Sumitomo Realty & Development Co., Ltd.	4,280,297
114,200		Toyota Motor Corp.	6,202,814
46,900		Yamada Denki Co., Ltd.	5,411,720
			56,461,565
		Luxembourg: 1.1%
194,250	@	Stolt Offshore SA	3,010,339
			3,010,339
		Mexico: 8.7%
295,499		America Movil SA de CV ADR	10,123,796
165,911		Cemex SA de CV ADR	10,830,670
128,452		Grupo Televisa SA ADR	2,556,195
			23,510,661
		Singapore: 1.6%
1,418,000		CapitaLand Ltd.	4,241,888
			4,241,888
		South Korea: 1.9%
15,916	#, L	Samsung Electronics Co., Ltd. GDR	5,159,821
			5,159,821
		Sweden: 3.8%
268,091		Telefonaktiebolaget LM Ericsson ADR	10,112,393
			10,112,393
		Switzerland: 12.6%
536,879		ABB Ltd.	6,748,077
93,938		Lonza Group AG	6,409,387
33,812		Roche Holding AG	5,012,614
47,406	@	Syngenta AG	6,645,582
84,221		UBS AG	9,233,099
			34,048,759
		United Kingdom: 7.5%
535,460		Carphone Warehouse Group PLC	2,866,418
333,418		Diageo PLC	5,237,124
338,024		Enterprise Inns PLC	5,568,382
183,370		Reckitt Benckiser PLC	6,425,567
			20,097,491
		Total Common Stock
		(Cost $221,144,835)	255,269,309
WARRANTS: 0.0%
		Switzerland: 0.0%
9,471		Syngenta AG	11,886

		PORTFOLIO OF INVESTMENTS
ING Marsico International Opportunities Portfolio		as of March 31, 2006 (Unaudited)(continued)

Shares				Value

WARRANTS: 0.0% (continued)

		Total Warrants
		(Cost $-)		$11,886

		Total Long-Term Investments
		(Cost $221,144,835)		$255,281,195

Principal
Amount				Value

SHORT-TERM INVESTMENTS: 8.9%

		U.S Government Agency Obligation: 4.6%
$12,411,000		Federal Home Loan Bank, 4.400%, due 04/03/06		$12,406,449

		Total U.S. Government Agency Obligations
		(Cost $12,406,449)		12,406,449

		Securities Lending CollateralCC: 4.3%
11,570,049		The Bank of New York Institutional Cash Reserve Fund		11,570,049

		Total Securities Lending Collateral
		(Cost $11,570,049)		11,570,049

		Total Short-Term Investments
		(Cost $23,976,498)		$23,976,498

		Total Investments in Securities
		(Cost $245,121,333)*	103.7%	$279,257,693
		Other Assets and Liabilities-Net	(3.7)	(10,059,429)
		Net Assets	100.0%	$269,198,264

	@	Non-income producing security
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt
	#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2006.

	*	Cost for federal income tax purposes is $245,478,872.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$34,654,297
		Gross Unrealized Depreciation		(875,476)
		Net Unrealized Appreciation		$3,778,821

Percentage of
Industry	Net Assets
Advertising	0.9%
Auto Manufacturers	2.2
Auto Parts & Equipment	3.7
Banks	13.6
Beverages	1.8
Building Materials	3.7
Chemicals	4.5
Distribution/Wholesale	2.1
Diversified Financial Services	1.5
Electronics	4.4
Engineering & Construction	2.3
Federal Home Loan Bank	4.3
Food	0.8

PORTFOLIO OF INVESTMENTS
ING Marsico International Opportunities Portfolio	as of March 31, 2006 (Unaudited)(continued)

Holding Companies - Diversified	1.6
Home Builders	0.7
Household Products/Wares	2.2
Leisure Time	1.8
Lodging	1.3
Machinery - Diversified	0.1
Media	0.9
Metal Fabricate/Hardware	2.3
Oil & Gas	4.9
Oil & Gas Services	1.0
Pharmaceuticals	3.0
Real Estate	4.6
Retail	8.7
Semiconductors	1.8
Telecommunications	7.0
Transportation	2.6
Water	2.2
Securities Lending Collateral	4.0
Other Assets and Liabilities	3.5
Total Net Assets	100.0%

		PORTFOLIO OF INVESTMENTS
ING Mercury Large Cap Growth Portfolio		as of March 31, 2006 (Unaudited)
Shares			Value

COMMON STOCK: 100.3%

		Aerospace/Defense: 4.5%
40,780		Boeing Co.	$3,177,985
32,000		Lockheed Martin Corp.	2,404,160
36,000		Raytheon Co.	1,650,240
			7,232,385
		Airlines: 1.1%
65,000	@	AMR Corp.	1,758,250
			1,758,250
		Apparel: 1.0%
26,000		Polo Ralph Lauren Corp.	1,575,860
			1,575,860
		Auto Parts & Equipment: 0.8%
92,000	@	Goodyear Tire & Rubber Co.	1,332,160
			1,332,160
		Beverages: 1.0%
50,000		Pepsi Bottling Group, Inc.	1,519,500
			1,519,500
		Biotechnology: 2.4%
52,000	@	Amgen, Inc.	3,783,000
			3,783,000
		Commercial Services: 4.6%
17,000		Corporate Executive Board Co.	1,715,300
34,000		McKesson Corp.	1,772,420
29,000		Moody’s Corp.	2,072,340
44,000		Robert Half International, Inc.	1,698,840
			7,258,900
		Computers: 9.0%
42,000	@	Apple Computer, Inc.	2,634,240
91,000	@	Cadence Design Systems, Inc.	1,682,590
64,000	@	Ceridian Corp.	1,628,800
108,000	@	Dell, Inc.	3,214,080
61,000		Electronic Data Systems Corp.	1,636,630
8,925	@	NCR Corp.	372,976
64,000	@	Synopsys, Inc.	1,430,400
88,000	@	Western Digital Corp.	1,709,840
			14,309,556
		Cosmetics/Personal Care: 0.8%
23,000		Procter & Gamble Co.	1,325,260
			1,325,260
		Diversified Financial Services: 2.4%
3,000		Charles Schwab Corp.	51,630
12,000		Goldman Sachs Group, Inc.	1,883,520
29,000		Morgan Stanley	1,821,780
			3,756,930

		PORTFOLIO OF INVESTMENTS
ING Mercury Large Cap Growth Portfolio		as of March 31, 2006 (Unaudited)(continued)
Shares			Value

COMMON STOCK: 100.3% (continued)

		Electronics: 3.4%
51,000	@	Agilent Technologies, Inc.	$1,915,050
41,000	@	Jabil Circuit, Inc.	1,757,260
446,000	@	Solectron Corp.	1,784,000
			5,456,310
		Healthcare — Products: 2.3%
6,245		Becton Dickinson & Co.	384,567
26,000		Johnson & Johnson	1,539,720
29,000	@	Techne Corp.	1,744,060
			3,668,347
		Healthcare — Services: 7.0%
44,000		Aetna, Inc.	2,162,160
40,000		HCA, Inc.	1,831,600
29,000	@	Health Net, Inc.	1,473,780
32,000	@	Humana, Inc.	1,684,800
59,000		UnitedHealth Group, Inc.	3,295,740
8,000	@	WellPoint, Inc.	619,440
			11,067,520
		Home Builders: 1.6%
1,380	@	NVR, Inc.	1,019,751
21,000		Ryland Group, Inc.	1,457,400
			2,477,151
		Insurance: 2.1%
22,000		Prudential Financial, Inc.	1,667,820
29,000		WR Berkley Corp.	1,683,740
			3,351,560
		Internet: 3.1%
35,000	@	Checkfree Corp.	1,767,500
62,000	@	McAfee, Inc.	1,508,460
34,000	@	Monster Worldwide, Inc.	1,695,240
			4,971,200
		Iron/Steel: 0.3%
5,225		Nucor Corp.	547,528
			547,528
		Leisure Time: 0.2%
5,000		Harley-Davidson, Inc.	259,400
			259,400
		Machinery — Construction & Mining: 1.1%
29,000		Joy Global, Inc.	1,733,330
			1,733,330
		Machinery — Diversified: 1.2%
26,000		Rockwell Automation, Inc.	1,869,660
			1,869,660
		Media: 1.2%
69,000		Walt Disney Co.	1,924,410
			1,924,410

		PORTFOLIO OF INVESTMENTS
ING Mercury Large Cap Growth Portfolio		as of March 31, 2006 (Unaudited)(continued)
Shares			Value

COMMON STOCK: 100.3% (continued)

		Metal Fabricate/Hardware: 1.0%
28,000		Precision Castparts Corp.	$1,663,200
			1,663,200
		Mining: 1.7%
35,000		Freeport-McMoRan Copper & Gold, Inc.	2,091,950
8,000		Phelps Dodge Corp.	644,240
			2,736,190
		Miscellaneous Manufacturing: 2.2%
102,000		General Electric Co.	3,547,560
			3,547,560
		Office Furnishings: 0.8%
22,000		HNI, Corp.	1,298,000
			1,298,000
		Oil & Gas: 3.9%
2,995		Anadarko Petroleum Corp.	302,525
3,950		Burlington Resources, Inc.	363,045
28,000		EOG Resources, Inc.	2,016,000
24,000		Sunoco, Inc.	1,861,680
25,000		Tesoro Petroleum Corp.	1,708,500
			6,251,750
		Packaging & Containers: 0.9%
82,000	@	Crown Holdings, Inc.	1,454,680
			1,454,680
		Pharmaceuticals: 6.9%
17,000		Allergan, Inc.	1,844,500
8,160		AmerisourceBergen Corp.	393,883
30,000		Cardinal Health, Inc.	2,235,600
39,000	@	Caremark Rx, Inc.	1,918,020
21,000	@	Express Scripts, Inc.	1,845,900
8,925	@	Gilead Sciences, Inc.	555,314
57,000		Merck & Co., Inc.	2,008,110
9,945		Pfizer, Inc.	247,829
			11,049,156
		Retail: 7.2%
69,000		Circuit City Stores, Inc.	1,689,120
44,000		Darden Restaurants, Inc.	1,805,320
29,000		JC Penney Co., Inc.	1,751,890
46,000		Nordstrom, Inc.	1,802,280
81,000		Staples, Inc.	2,067,120
63,000	@	Starbucks Corp.	2,371,320
			11,487,050
		Semiconductors: 9.0%
53,000	@	Advanced Micro Devices, Inc.	1,757,480
51,000		Analog Devices, Inc.	1,952,790
41,000	@	Lam Research Corp.	1,763,000
155,000	@	LSI Logic Corp.	1,791,800
67,000		National Semiconductor Corp.	1,865,280
37,000	@	Nvidia Corp.	2,118,620
93,000		Texas Instruments, Inc.	3,019,710
			14,268,680

		PORTFOLIO OF INVESTMENTS
ING Mercury Large Cap Growth Portfolio		as of March 31, 2006 (Unaudited)(continued)

Shares				Value

COMMON STOCK: 100.3% (continued)

		Software: 8.7%
16,000	@	Autodesk, Inc.		$616,320
124,000	@	BEA Systems, Inc.		1,628,120
72,000	@	BMC Software, Inc.		1,559,520
49,000	@	Citrix Systems, Inc.		1,857,100
206,000	@	Compuware Corp.		1,612,980
34,000		Fair Isaac Corp.		1,347,080
7,460	@	Intuit, Inc.		396,797
114,265		Microsoft Corp.		3,109,151
60,000	@	Red Hat, Inc.		1,678,800
				13,805,868
		Telecommunications: 5.0%
236,000	@	Cisco Systems, Inc.		5,114,120
122,000		Motorola, Inc.		2,795,020
				7,909,140
		Transportation: 1.9%
36,000		CH Robinson Worldwide, Inc.		1,767,240
23,000		Norfolk Southern Corp.		1,243,610
				3,010,850

		Total Common Stock
		(Cost $142,631,814)		159,660,341

		Total Investments in Securities
		(Cost $142,631,814)*	100.3%	$159,660,341
		Other Assets and Liabilities—Net	(0.3)	(407,713)
		Net Assets	100.0%	$159,252,628

	@	Non-income producing security

	*	Cost for federal income tax purposes is $142,755,742.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$19,550,648
		Gross Unrealized Depreciation		(2,646,049)
		Net Unrealized Appreciation		$16,904,599

			PORTFOLIO OF INVESTMENTS
ING Mercury Large Cap Value Portfolio			as of March 31, 2006 (Unaudited)
Shares			Value

COMMON STOCK: 99.3%

		Aerospace/Defense: 2.4%
19,000	L	Northrop Grumman Corp.	$1,297,510
26,000		Raytheon Co.	1,191,840
			2,489,350
		Agriculture: 0.6%
17,000		Archer-Daniels-Midland Co.	572,050
			572,050
		Banks: 2.4%
29,000		Bank of America Corp.	1,320,660
19,000		State Street Corp.	1,148,170
			2,468,830
		Beverages: 0.4%
13,000		Pepsi Bottling Group, Inc.	395,070
			395,070
		Chemicals: 0.0%
2,420	@	Tronox, Inc.	41,110
			41,110
		Commercial Services: 0.1%
4,000	@	Convergys Corp.	72,840
			72,840
		Computers: 4.4%
18,000	@	Computer Sciences Corp.	999,900
76,000		Hewlett-Packard Co.	2,500,400
38,000	@, L	Seagate Technology, Inc.	1,000,540
			4,500,840
		Diversified Financial Services: 13.6%
9,000		Bear Stearns Cos., Inc.	1,248,300
19,000		CIT Group, Inc.	1,016,880
38,000		Citigroup, Inc.	1,794,740
12,000		Goldman Sachs Group, Inc.	1,883,520
49,000		Janus Capital Group, Inc.	1,135,330
79,000		JPMorgan Chase & Co.	3,289,560
11,000		Lehman Brothers Holdings, Inc.	1,589,830
32,000		Morgan Stanley	2,010,240
			13,968,400
		Electric: 1.0%
25,000		Edison International	1,029,500
			1,029,500
		Electronics: 2.0%
28,000	@	Agilent Technologies, Inc.	1,051,400
247,000	@, L	Solectron Corp.	988,000
			2,039,400

		PORTFOLIO OF INVESTMENTS
ING Mercury Large Cap Value Portfolio		as of March 31, 2006 (Unaudited)(continued)
Shares			Value

COMMON STOCK: 99.3% (continued)

		Healthcare — Services: 4.1%
21,000		Aetna, Inc.	$1,031,940
19,000	@	Health Net, Inc.	965,580
17,000	@	Humana, Inc.	895,050
17,000	@	WellPoint, Inc.	1,316,310
			4,208,880
		Home Builders: 0.1%
2,000	L	Beazer Homes USA, Inc.	131,400
			131,400
		Home Furnishings: 1.2%
13,000		Whirlpool Corp.	1,189,110
			1,189,110
		Insurance: 13.0%
30,000		AON Corp.	1,245,300
9,000		Cigna Corp.	1,175,580
21,000		Lincoln National Corp.	1,146,390
24,000	L	Metlife, Inc.	1,160,880
17,000	L	MGIC Investment Corp.	1,132,710
15,000		Nationwide Financial Services	645,300
25,000		PMI Group, Inc.	1,148,000
24,000		Principal Financial Group	1,171,200
20,000		Prudential Financial, Inc.	1,516,200
17,000		Safeco Corp.	853,570
29,000		St. Paul Cos.	1,211,910
45,000	L	UnumProvident Corp.	921,600
			13,328,640
		Internet: 0.9%
18,000	@	Checkfree Corp.	909,000
			909,000
		Iron/Steel: 1.2%
12,000		Nucor Corp.	1,257,480
			1,257,480
		Media: 1.6%
60,000	L	Walt Disney Co.	1,673,400
			1,673,400
		Metal Fabricate/Hardware: 1.1%
19,000		Precision Castparts Corp.	1,128,600
			1,128,600
		Mining: 1.8%
15,000		Freeport-McMoRan Copper & Gold, Inc.	896,550
12,000		Phelps Dodge Corp.	966,360
			1,862,910
		Miscellaneous Manufacturing: 1.1%
21,000		SPX Corp.	1,121,820
			1,121,820
		Office Furnishings: 0.3%
20,000		Steelcase, Inc.	360,000
			360,000

		PORTFOLIO OF INVESTMENTS
ING Mercury Large Cap Value Portfolio		as of March 31, 2006 (Unaudited)(continued)
Shares			Value

COMMON STOCK: 99.3% (continued)

		Oil & Gas: 23.5%
8,000		Amerada Hess Corp.	$1,139,200
14,000		Anadarko Petroleum Corp.	1,414,140
18,000		Apache Corp.	1,179,180
7,000		Burlington Resources, Inc.	643,370
19,000		ChevronTexaco Corp.	1,101,430
38,000	L	ConocoPhillips	2,399,700
24,000	L	Devon Energy Corp.	1,468,080
115,000		Exxon Mobil Corp.	6,998,900
12,000		Kerr-McGee Corp.	1,145,760
20,000		Marathon Oil Corp.	1,523,400
17,000		Occidental Petroleum Corp.	1,575,050
13,000	L	Sunoco, Inc.	1,008,410
13,000		Tesoro Petroleum Corp.	888,420
26,000		Valero Energy Corp.	1,554,280
			24,039,320
		Pharmaceuticals: 7.3%
16,000		Cardinal Health, Inc.	1,192,320
17,000	@	Caremark Rx, Inc.	836,060
54,000		Merck & Co., Inc.	1,902,420
141,000		Pfizer, Inc.	3,513,720
			7,444,520
		Retail: 5.4%
47,000	@, L	Autonation, Inc.	1,012,850
7,000		Circuit City Stores, Inc.	171,360
30,000		Claire’s Stores, Inc.	1,089,300
4,000	@	Dollar Tree Stores, Inc.	110,680
19,000		JC Penney Co., Inc.	1,147,790
32,000	@	Office Depot, Inc.	1,191,680
22,000		Tiffany & Co.	825,880
			5,549,540
		Semiconductors: 3.9%
33,000	@	Advanced Micro Devices, Inc.	1,094,280
46,000		Applied Materials, Inc.	805,460
35,000		Intersil Corp.	1,012,200
93,000	@	LSI Logic Corp.	1,075,080
			3,987,020
		Software: 2.2%
85,000	@	BEA Systems, Inc.	1,116,050
12,000		CA, Inc.	326,520
101,000	@	Compuware Corp.	790,830
			2,233,400
		Telecommunications: 2.4%
54,000		Motorola, Inc.	1,237,140
180,000	@, L	Qwest Communications International, Inc.	1,224,000
			2,461,140
		Transportation: 1.3%
24,000		Norfolk Southern Corp.	1,297,680
			1,297,680
		Total Common Stock
		(Cost $90,827,610)	101,761,250

		PORTFOLIO OF INVESTMENTS
ING Mercury Large Cap Value Portfolio		as of March 31, 2006 (Unaudited)(continued)
Principal
Amount				Value

SHORT-TERM INVESTMENTS: 11.1%

		U.S. Government Agency Obligations: 0.3%
$274,000	@	Federal Home Loan Bank, 4.400%, due 04/03/06		$273,900

		Total U.S. Government Agency Obligations
		(Cost $273,900)		273,900

		Securities Lending CollateralCC: 10.8%
11,032,908		The Bank of New York Institutional Cash Reserve Fund		11,032,908

		Total Securities Lending Collateral
		(Cost $11,032,908)		11,032,908

		Total Short-Term Investments
		(Cost $11,306,808)		11,306,808

		Total Investments in Securities
		(Cost $102,134,418)*	110.4%	$113,068,058
		Other Assets and Liabilities—Net	(10.4)	(10,627,093)
		Net Assets	100.0%	$102,440,965
	@	Non-income producing security
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2006.

	*	Cost for federal income tax purposes is $102,416,826.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$11,456,732
		Gross Unrealized Depreciation		(805,500)
		Net Unrealized Appreciation		$10,651,232

		PORTFOLIO OF INVESTMENTS
ING MFS Mid Cap Growth Portfolio		as of March 31, 2006 (Unaudited)
Shares			Value

COMMON STOCK: 99.2%

		Advertising: 1.3%
118,590	@, L	Getty Images, Inc.	$8,880,019
			8,880,019
		Banks: 3.0%
303,500		Commerce BanCorp, Inc.	11,123,275
193,910	L	Investors Financial Services Corp.	9,088,562
			20,211,837
		Biotechnology: 5.6%
230,200	@, L	Celgene Corp.	10,179,444
158,512	@	Genzyme Corp.	10,655,177
303,480	@, L	Human Genome Sciences, Inc.	3,298,828
181,090	@, L	Millipore Corp.	13,230,435
			37,363,884
		Chemicals: 1.0%
125,810		Praxair, Inc.	6,938,422
			6,938,422
		Commercial Services: 6.5%
127,280	@, L	Alliance Data Systems Corp.	5,952,886
89,700	@, L	Bright Horizons Family Solutions, Inc.	3,474,081
149,677		Corporate Executive Board Co.	15,102,409
157,800	@	ITT Educational Services, Inc.	10,107,090
195,000	L	Paychex, Inc.	8,123,700
			42,760,166
		Computers: 3.1%
217,100	@, L	Micros Systems, Inc.	10,001,797
115,160	@, L	Sandisk Corp.	6,624,003
149,000	L	Talx Corp.	4,243,520
			20,869,320
		Cosmetics/Personal Care: 0.7%
126,900	L	Estee Lauder Cos., Inc.	4,719,411
			4,719,411
		Distribution/Wholesale: 0.9%
79,460		WW Grainger, Inc.	5,987,311
			5,987,311
		Diversified Financial Services: 4.1%
63,900	L	Calamos Asset Management, Inc.	2,389,860
26,760		Chicago Mercantile Exchange	11,975,100
83,810		Legg Mason, Inc.	10,503,907
48,840	@, L	Nelnet, Inc.	2,034,186
			26,903,053
		Electric: 1.1%
162,300	@, L	NRG Energy, Inc.	7,339,206
			7,339,206

		PORTFOLIO OF INVESTMENTS
ING MFS Mid Cap Growth Portfolio		as of March 31, 2006 (Unaudited)(continued)
Shares			Value

COMMON STOCK: 99.2% (continued)

		Electrical Components & Equipment: 0.2%
28,500		Ametek, Inc.	$1,281,360
			1,281,360
		Electronics: 1.1%
128,020	@, L	Flir Systems, Inc.	3,637,048
197,750		Gentex Corp.	3,452,715
			7,089,763
		Entertainment: 1.5%
281,800	L	International Game Technology	9,924,996
			9,924,996
		Forest Products & Paper: 0.4%
44,400	@@	Aracruz Celulose SA ADR	2,350,536
			2,350,536
		Healthcare — Products: 8.8%
271,600	@, L	Advanced Medical Optics, Inc.	12,667,424
78,440		CR Bard, Inc.	5,319,016
367,894	@, L	Cytyc Corp.	10,367,253
193,790		Dentsply International, Inc.	11,268,889
126,620	@, L	Gen-Probe, Inc.	6,979,294
154,710	@	St. Jude Medical, Inc.	6,343,110
199,540	@, L	Thoratec Corp.	3,845,136
39,000	@, L	Ventana Medical Systems	1,629,030
			58,419,152
		Healthcare — Services: 2.9%
173,500	@, L	Health Net, Inc.	8,817,270
85,670	@, L	Laboratory Corp. of America Holdings	5,009,982
143,600	@, L	United Surgical Partners International, Inc.	5,084,876
			18,912,128
		Home Furnishings: 1.1%
65,470		Harman International Industries, Inc.	7,275,681
			7,275,681
		Insurance: 1.7%
89,190	@@	ACE Ltd.	4,638,772
104,600	@@, L	PartnerRe Ltd.	6,494,614
			11,133,386
		Internet: 2.8%
82,100	@, L	Checkfree Corp.	4,146,050
187,570	@	Monster Worldwide, Inc.	9,352,240
210,493	@, L	Symantec Corp.	3,542,597
176,500	@	TIBCO Software, Inc.	1,475,540
			18,516,427
		Lodging: 0.6%
50,200	L	Station Casinos, Inc.	3,984,374
			3,984,374
		Machinery — Diversified: 1.0%
94,900		Rockwell Automation, Inc.	6,824,259
			6,824,259

		PORTFOLIO OF INVESTMENTS
ING MFS Mid Cap Growth Portfolio		as of March 31, 2006 (Unaudited)(continued)
Shares			Value

COMMON STOCK: 99.2% (continued)

		Media: 2.2%
192,010	L	Citadel Broadcasting Corp.	$2,129,391
438,200	@@	Grupo Televisa SA ADR	8,720,180
168,100	@, L	Xm Satellite Radio, Inc.	3,743,587
			14,593,158
		Metal Fabricate/Hardware: 0.8%
84,000		Precision Castparts Corp.	4,989,600
			4,989,600
		Mining: 0.1%
1,300	@, @@, #	Aber Diamond Corp.	52,386
28,500	@@	Inmet Mining Corp.	849,674
			902,060
		Miscellaneous Manufacturing: 2.4%
81,140	L	Brink’s Co.	4,118,666
139,340		ITT Industries, Inc.	7,833,695
79,960		Roper Industries, Inc.	3,888,455
			15,840,816
		Oil & Gas: 4.4%
50,860	L	Amerada Hess Corp.	7,242,464
157,390	@, L	Global Santa Fe Corp.	9,561,443
150,600	@, L	Noble Corp.	12,213,660
			29,017,567
		Oil & Gas Services: 3.1%
28,900	@	Cooper Cameron Corp.	1,273,912
55,000	@	Grant Prideco, Inc.	2,356,200
120,000	@, L	National-Oilwell, Inc.	7,694,400
234,640	L	Smith International, Inc.	9,141,574
			20,466,086
		Pharmaceuticals: 5.3%
84,020		Allergan, Inc.	9,116,170
255,680	@, L	Endo Pharmaceuticals Holdings, Inc.	8,388,861
55,260	@	Gilead Sciences, Inc.	3,438,277
133,040	@, L	ImClone Systems, Inc.	4,526,021
224,990		Medicis Pharmaceutical	7,334,674
59,800	@	Theravance, Inc.	1,676,792
22,800	@	VCA Antech, Inc.	649,344
			35,130,139
		Retail: 11.1%
80,000	L	Advance Auto Parts	3,331,200
137,020	@, L	Aeropostale, Inc.	4,132,523
98,060	@	Bed Bath & Beyond, Inc.	3,765,504
283,655	@, L	Cheesecake Factory	10,622,880
328,650	@, L	Chico’s FAS, Inc.	13,356,335
183,200		MSC Industrial Direct Co.	9,896,464
311,778		Petsmart, Inc.	8,773,433
167,480	@, L	Rare Hospitality International, Inc.	5,833,328
280,250	@, L	Urban Outfitters, Inc.	6,877,335
166,700	L	Williams-Sonoma, Inc.	7,068,080
			73,657,082

		PORTFOLIO OF INVESTMENTS
ING MFS Mid Cap Growth Portfolio		as of March 31, 2006 (Unaudited)(continued)

Shares				Value

COMMON STOCK: 99.2% (continued)

		Semiconductors: 6.3%
305,490		Analog Devices, Inc.		$11,697,212
133,790	L	Kla-Tencor Corp.		6,470,084
82,010	@, @@	Marvell Technology Group Ltd.		4,436,741
474,660	@, L	PMC - Sierra, Inc.		5,833,571
122,500	@, L	Tessera Technologies, Inc.		3,929,800
372,480		Xilinx, Inc.		9,483,341
				41,850,749
		Software: 4.3%
479,400	@, L	Activision, Inc.		6,610,926
308,780	L	Adobe Systems, Inc.		10,782,598
151,140	@, L	Electronic Arts, Inc.		8,270,381
59,600	@@	Satyam Computer Services Ltd. ADR		2,608,096
				28,272,001
		Telecommunications: 8.5%
364,310	@, @@	Amdocs Ltd.		13,137,019
657,395	@, L	American Tower Corp.		19,932,216
141,300	L	Harris Corp.		6,682,077
721,210	@, L	Juniper Networks, Inc.		13,789,535
79,800	@@	Telus Corp.		3,089,805
				56,630,652
		Transportation: 1.3%
60,900	L	Expeditors International Washington, Inc.		5,261,151
99,800	@@, L	UTI Worldwide, Inc.		3,153,680
				8,414,831
		Total Common Stock
		(Cost $543,282,550)		657,449,432

Principal
Amount				Value

SHORT-TERM INVESTMENT: 27.9%

		Commercial Paper: 1.0%
$6,617,000		Citigroup Funding, 4.830%, due 04/03/06		$6,614,337

		Total Commercial Paper:
		(Cost $6,614,337)		6,614,337

		Securities Lending CollateralCC: 26.9%
178,640,081		The Bank of New York Institutional Cash Reserve Fund		178,640,081

		Total Securities Lending Collateral
		(Cost $176,640,081)		178,640,081

		Total Short-Term Investments
		(Cost $183,254,418)		185,254,418

		Total Investments in Securities
		(Cost $726,536,968)*	127.1%	$842,703,850
		Other Assets and Liabilities—Net	(27.1)	(179,644,312)
		Net Assets	100.0%	$663,059,538

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	#	Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These

PORTFOLIO OF INVESTMENTS
ING MFS Mid Cap Growth Portfolio	as of March 31, 2006 (Unaudited)(continued)

	securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at March 31, 2006.

*	Cost for federal income tax purposes is $727,979,546.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$124,334,042
	Gross Unrealized Depreciation	(9,609,738)
	Net Unrealized Appreciation	$114,724,304

		PORTFOLIO OF INVESTMENTS
ING MFS Total Return Portfolio		as of March 31, 2006 (Unaudited)
Shares			Value

COMMON STOCK: 60.7%

		Aerospace/Defense: 1.9%
197,770	L	Lockheed Martin Corp.	$14,858,460
116,700	L	Northrop Grumman Corp.	7,969,443
138,020		United Technologies Corp.	8,001,019
			30,828,922
		Agriculture: 1.2%
262,470	S, L	Altria Group, Inc.	18,598,624
63,630	L	Archer-Daniels-Midland Co.	2,141,150
			20,739,774
		Apparel: 0.2%
34,500	L	Nike, Inc.	2,935,950
			2,935,950
		Auto Parts & Equipment: 0.2%
45,430		Johnson Controls, Inc.	3,449,500
			3,449,500
		Banks: 6.6%
921,550		Bank of America Corp.	41,967,387
117,470		Bank of New York	4,233,619
594,740		Mellon Financial Corp.	21,172,744
323,290		PNC Financial Services Group, Inc.	21,760,650
148,310	L	SunTrust Banks, Inc.	10,791,036
30,966	@@	UBS AG	3,394,785
87,890		Wells Fargo & Co.	5,613,534
			108,933,755
		Beverages: 1.0%
75,660		Coca-Cola Co.	3,167,884
426,837	@@	Diageo PLC	6,704,491
31,230	L	Molson Coors Brewing Co.	2,143,003
68,090	L	PepsiCo, Inc.	3,934,921
			15,950,299
		Building Materials: 1.4%
734,750		Masco Corp.	23,872,028
			23,872,028
		Chemicals: 1.6%
62,820		Air Products & Chemicals, Inc.	4,220,876
62,680		Dow Chemical Co.	2,544,808
166,180		EI Du Pont de Nemours & Co.	7,014,458
111,650		PPG Industries, Inc.	7,073,028
36,090		Praxair, Inc.	1,990,364
21,790	L	Sherwin-Williams Co.	1,077,298
23,620	@, @@	Syngenta AG	3,311,156
			27,231,988
		Commercial Services: 0.3%
177,550	@@, L	Accenture Ltd.	5,338,929
			5,338,929

		PORTFOLIO OF INVESTMENTS
ING MFS Total Return Portfolio		as of March 31, 2006 (Unaudited)(continued)
Shares			Value

COMMON STOCK: 60.7% (continued)

		Computers: 1.3%
218,680	@, L	Dell, Inc.	$6,507,917
32,100	L	Diebold, Inc.	1,319,310
39,460		International Business Machines Corp.	3,254,266
2,057,090	@, L	Sun Microsystems, Inc.	10,552,872
			21,634,365
		Cosmetics/Personal Care: 0.6%
42,700		Alberto-Culver Co.	1,888,621
59,940		Colgate-Palmolive Co.	3,422,574
132,830		Estee Lauder Cos., Inc.	4,939,948
			10,251,143
		Distribution/Wholesale: 0.1%
24,910		WW Grainger, Inc.	1,876,969
			1,876,969
		Diversified Financial Services: 6.2%
104,490	S	American Express Co.	5,490,950
7,348		Ameriprise Financial, Inc.	331,101
56,370	L	Capital One Financial Corp.	4,538,912
381,866	L	Citigroup, Inc.	18,035,531
109,510	L	Countrywide Financial Corp.	4,019,017
92,080		Fannie Mae	4,732,912
49,010		Franklin Resources, Inc.	4,618,702
25,180		Freddie Mac	1,535,980
66,770	L	Goldman Sachs Group, Inc.	10,480,219
608,600		JPMorgan Chase & Co.	25,342,104
49,980		Lehman Brothers Holdings, Inc.	7,223,609
167,030	L	Merrill Lynch & Co., Inc.	13,155,283
63,320		Morgan Stanley	3,977,762
			103,482,082
		Electric: 2.7%
33,100		Constellation Energy Group, Inc.	1,810,901
164,740	L	Dominion Resources, Inc.	11,372,002
50,260	L	Entergy Corp.	3,464,924
89,670	L	Exelon Corp.	4,743,543
45,480	L	FirstEnergy Corp.	2,223,972
289,850	L	FPL Group, Inc.	11,634,579
36,690	@, L	NRG Energy, Inc.	1,659,122
154,430		PPL Corp.	4,540,242
21,640		Public Service Enterprise Group, Inc.	1,385,826
32,530		TXU Corp.	1,456,043
			44,291,154
		Electrical Components & Equipment: 0.1%
28,740		Hubbell, Inc.	1,473,212
			1,473,212
		Entertainment: 0.1%
70,170	L	International Game Technology	2,471,387
			2,471,387
		Environmental Control: 0.2%
210,600	@	Nalco Holding Co.	3,727,620
			3,727,620

		PORTFOLIO OF INVESTMENTS
ING MFS Total Return Portfolio		as of March 31, 2006 (Unaudited)(continued)
Shares			Value

COMMON STOCK: 60.7% (continued)

		Food: 0.7%
12,720		HJ Heinz Co.	$482,342
137,180		Kellogg Co.	6,041,407
11,567	@@, L	Nestle SA	3,416,733
105,310		Sara Lee Corp.	1,882,943
			11,823,425
		Forest Products & Paper: 0.8%
232,110	L	Bowater, Inc.	6,865,814
87,910	L	International Paper Co.	3,039,049
67,750		MeadWestvaco Corp.	1,850,253
61,710	@, L	Smurfit-Stone Container Corp.	837,405
			12,592,521
		Hand/Machine Tools: 0.0%
3,560	@@	Finning International, Inc.	117,792
			117,792
		Healthcare — Products: 1.1%
15,570		Baxter International, Inc.	604,272
290,180		Johnson & Johnson	17,184,460
			17,788,732
		Healthcare — Services: 0.4%
1,014,540	@, L	Tenet Healthcare Corp.	7,487,305
			7,487,305
		Household Products/Wares: 0.1%
17,700		Kimberly-Clark Corp.	1,023,060
			1,023,060
		Insurance: 3.6%
50,390	@@	ACE Ltd.	2,620,784
48,600		Aflac, Inc.	2,193,318
337,200	S, L	Allstate Corp.	17,571,492
21,370		Chubb Corp.	2,039,553
11,440		Cigna Corp.	1,494,293
380,920	@, L	Conseco, Inc.	9,454,434
201,430		Genworth Financial, Inc.	6,733,805
94,230	L	Hartford Financial Services Group, Inc.	7,590,227
47,910		Lincoln National Corp.	2,615,407
166,240	L	Metlife, Inc.	8,041,029
			60,354,342
		Internet: 1.3%
1,263,770	@, L	Symantec Corp.	21,269,249
			21,269,249
		Machinery — Diversified: 0.4%
89,520		Deere & Co.	7,076,556
			7,076,556
		Media: 1.6%
487,678		CBS Corp.	11,694,518
48,410		Knight-Ridder, Inc.	3,059,996
168,860	L	New York Times Co.	4,273,847
219,170	@@	Reed Elsevier PLC	2,094,646
45,010	L	Tribune Co.	1,234,624
59,540	@	Viacom, Inc.	2,310,152
75,780		Walt Disney Co.	2,113,504
			26,781,287

		PORTFOLIO OF INVESTMENTS
ING MFS Total Return Portfolio		as of March 31, 2006 (Unaudited)(continued)
Shares			Value

COMMON STOCK: 60.7% (continued)

		Mining: 0.2%
148,950	@@	BHP Billiton PLC	$2,726,737
			2,726,737
		Miscellaneous Manufacturing: 2.7%
51,200		3M Co.	3,875,328
34,530	@	Cooper Industries Ltd.	3,000,657
309,290		General Electric Co.	10,757,106
56,550		Illinois Tool Works, Inc.	5,446,331
47,000	@@	Ingersoll-Rand Co.	1,964,130
65,700		Pall Corp.	2,049,183
678,970	@@, L	Tyco International Ltd.	18,250,714
			45,343,449
		Oil & Gas: 6.8%
50,460	L	Amerada Hess Corp.	7,185,504
157,880		Apache Corp.	10,342,719
57,640	@@, L	BP PLC ADR	3,973,702
93,059	L	ChevronTexaco Corp.	5,394,630
201,950	L	ConocoPhillips	12,753,143
236,450	L	Devon Energy Corp.	14,463,647
33,420		EOG Resources, Inc.	2,406,240
357,924		Exxon Mobil Corp.	21,783,249
192,480	@, L	Global Santa Fe Corp.	11,693,160
158,030	@, L	Noble Corp.	12,816,233
84,250	@@, L	Total SA ADR	11,098,253
			113,910,480
		Packaging & Containers: 0.8%
723,690	@	Owens-Illinois, Inc.	12,570,495
			12,570,495
		Pharmaceuticals: 3.8%
58,610	S	Abbott Laboratories	2,489,167
108,550	L	Eli Lilly & Co.	6,002,815
760,440		Merck & Co., Inc.	26,790,301
560,490	L	Wyeth	27,194,975
			62,477,258
		Retail: 2.6%
168,110		Family Dollar Stores, Inc.	4,471,726
18,620		Federated Department Stores	1,359,260
883,730		Gap, Inc./The	16,508,076
62,510		Home Depot, Inc.	2,644,173
4,750		Lowe’s Cos., Inc.	306,090
227,130		OfficeMax, Inc.	6,852,512
222,060	L	Wal-Mart Stores, Inc.	10,490,114
			42,631,951
		Semiconductors: 0.6%
63,590		Analog Devices, Inc.	2,434,861
248,830		Intel Corp.	4,814,861
4,740	@@, #	Samsung Electronics Co., Ltd. GDR	1,536,664
66,200	L	Xilinx, Inc.	1,685,452
			10,471,838

		PORTFOLIO OF INVESTMENTS
ING MFS Total Return Portfolio		as of March 31, 2006 (Unaudited)(continued)
Shares			Value

COMMON STOCK: 60.7% (continued)

		Software: 1.3%
927,460	@	Compuware Corp.	$7,262,012
1,005,210	@	Oracle Corp.	13,761,325
			21,023,337
		Telecommunications: 5.2%
178,836	L	AT&T, Inc.	4,835,725
310,560	@	Cisco Systems, Inc.	6,729,835
5,226,360	@, @@	Nortel Networks Corp.	15,940,398
1,171,260	L	Sprint Corp. - FON Group	30,265,358
56,200	@@	Telus Corp.	2,207,341
646,650		Verizon Communications, Inc.	22,024,899
180,771	@@, L	Vodafone Group PLC ADR	3,778,114
			85,781,670
		Toys/Games/Hobbies: 0.4%
58,200		Hasbro, Inc.	1,228,020
343,510		Mattel, Inc.	6,227,836
			7,455,856
		Transportation: 0.6%
57,170		Burlington Northern Santa Fe Corp.	4,763,976
13,380		CNF, Inc.	668,197
78,010		Norfolk Southern Corp.	4,218,001
			9,650,174
		Total Common Stock
		(Cost $897,841,761)	1,008,846,591

Principal
Amount			Value

CORPORATE BONDS/NOTES: 9.9%

		Aerospace/Defense: 0.3%
$2,213,000	@@, #, L	BAE Systems Holdings, Inc., 5.200%, due 08/15/15	$2,103,383
1,914,000	L	Northrop Grumman Corp., 7.750%, due 02/15/31	2,327,627
32,000		Raytheon Co., 6.150%, due 11/01/08	32,631
			4,463,641
		Airlines: 0.1%
1,258,614	L	Continental Airlines, Inc., 6.648%, due 09/15/17	1,268,810
			1,268,810
		Auto Parts & Equipment: 0.1%
1,367,000		Johnson Controls, Inc., 6.000%, due 01/15/36	1,298,847
			1,298,847
		Banks: 1.3%
1,523,000	@@	Abbey National Capital Trust I, 8.963%, due 12/29/49	1,982,580
849,000		Bank of America Corp., 5.375%, due 06/15/14	839,045
3,651,000		Bank of America Corp., 7.400%, due 01/15/11	3,950,075
1,191,000	@@, #	Barclays Bank PLC, 6.860%, due 09/29/49	1,263,794
1,200,000	@@, #	DBS Capital Funding Corp., 7.657%, due 03/31/49	1,297,932
759,000	@@, #, L	HBOS Capital Funding LP, 6.071%, due 06/30/49	760,084
792,000	@@, #	Mizuho Financial Group Cayman Ltd., 5.790%, due 04/15/14	795,259
816,000	@@	Nordea Bank AB, 5.424%, due 04/20/55	780,404
1,149,000	L	Popular North America, Inc., 4.250%, due 04/01/08	1,121,116
2,136,000	@@, L	RBS Capital Trust I, 6.425%, due 12/29/49	2,154,560
1,584,000	@@, #	Unicredito Italiano Capital Trust II, 9.200%, due 10/29/49	1,795,247
2,761,000		Wachovia Corp., 5.250%, due 08/01/14	2,683,836

		PORTFOLIO OF INVESTMENTS
ING MFS Total Return Portfolio		as of March 31, 2006 (Unaudited)(continued)
Principal
Amount			Value

CORPORATE BONDS/NOTES: 9.9% (continued)

$2,400,000	L	Wells Fargo & Co., 4.750%, due 02/09/15	$2,269,017
260,000		Wells Fargo & Co., 6.450%, due 02/01/11	271,166
			21,964,115
		Beverages: 0.2%
1,600,000	@@	Diageo Finance BV, 5.500%, due 04/01/13	1,588,541
2,292,000	#, L	Miller Brewing Co., 5.500%, due 08/15/13	2,263,054
			3,851,595
		Building Materials: 0.0%
47,000		CRH America, Inc., 6.950%, due 03/15/12	49,841
			49,841
		Chemicals: 0.1%
852,000		Dow Chemical Co., 5.750%, due 12/15/08	863,033
702,000		Dow Chemical Co., 6.000%, due 10/01/12	719,777
			1,582,810
		Commercial Services: 0.1%
1,524,000	L	Cendant Corp., 6.875%, due 08/15/06	1,531,437
			1,531,437
		Diversified Financial Services: 1.7%
2,209,000	L	Boeing Capital Corp., 6.500%, due 02/15/12	2,327,645
4,168,000		Citigroup, Inc., 5.000%, due 09/15/14	3,995,991
1,301,000	L	Credit Suisse First Boston USA, Inc., 4.125%, due 01/15/10	1,242,804
1,067,000	L	Credit Suisse First Boston USA, Inc., 4.875%, due 08/15/10	1,042,792
860,000		Fund American Cos, Inc., 5.875%, due 05/15/13	846,177
381,000		General Electric Capital Corp., 5.450%, due 01/15/13	381,247
1,332,000	L	General Electric Capital Corp., 6.750%, due 03/15/32	1,488,070
342,000		General Electric Capital Corp., 8.750%, due 05/21/07	354,883
2,130,000		Goldman Sachs Group, Inc., 5.700%, due 09/01/12	2,143,264
1,245,000	L	HSBC Finance Corp., 5.250%, due 01/14/11	1,231,080
1,746,000	L	HSBC Finance Corp., 5.500%, due 01/19/16	1,709,009
1,729,000		JPMorgan Chase & Co., 5.125%, due 09/15/14	1,664,712
294,000		Lehman Brothers Holdings, Inc., 5.500%, due 04/04/16	288,770
986,000	L	Lehman Brothers Holdings, Inc., 8.250%, due 06/15/07	1,017,451
1,652,000		Merrill Lynch & Co., Inc., 5.450%, due 07/15/14	1,631,847
1,640,000	#, I, L	Mizuho Capital Investment 1 Ltd., 6.686%, due 01/25/49	1,617,020
1,018,000		Morgan Stanley, 4.750%, due 04/01/14	951,331
1,189,000		Morgan Stanley, 6.750%, due 04/15/11	1,252,933
1,274,000	@@, L	MUFG Capital Finance 1 Ltd., 6.346%, due 12/31/49	1,258,243
386,000	#	Natexis Ambs Co. LLC, 8.440%, due 12/29/49	409,021
1,253,000	@@	UFJ Finance Aruba AEC, 6.750%, due 07/15/13	1,329,735
			28,184,025
		Electric: 1.1%
1,454,000		Dominion Resources, Inc., 5.150%, due 07/15/15	1,368,185
736,292		Entergy Louisiana, Inc., 8.090%, due 01/02/17	760,073
2,138,000	L	Exelon Generation Co. LLC, 6.950%, due 06/15/11	2,259,360
1,848,000	L	FirstEnergy Corp., 6.450%, due 11/15/11	1,914,430
726,000		Midamerican Energy Holdings Co., 3.500%, due 05/15/08	697,803
342,000		Midamerican Energy Holdings Co., 5.875%, due 10/01/12	345,630
1,204,000	#, I, L	Midamerican Energy Holdings Co., 6.125%, due 04/01/36	1,182,590
369,000		Midamerican Funding LLC, 6.927%, due 03/01/29	405,154
1,245,000		Niagara Mohawk Power Corp., 7.750%, due 05/15/06	1,248,733
103,080		Northeast Utilities, 8.580%, due 12/01/06	103,945
1,605,000		Oncor Electric Delivery Co., 7.000%, due 09/01/22	1,719,252
1,569,000	L	Pacific Gas & Electric Co., 4.800%, due 03/01/14	1,486,071

		PORTFOLIO OF INVESTMENTS
ING MFS Total Return Portfolio		as of March 31, 2006 (Unaudited)(continued)
Principal
Amount			Value

CORPORATE BONDS/NOTES: 9.9% (continued)

$1,770,000		Progress Energy, Inc., 7.100%, due 03/01/11	$1,879,200
554,000		PSEG Power LLC, 6.950%, due 06/01/12	587,793
729,000		PSEG Power LLC, 8.625%, due 04/15/31	929,276
717,532	#	System Energy Resources, Inc., 5.129%, due 01/15/14	695,602
1,229,000	L	TXU Energy Co. LLC, 7.000%, due 03/15/13	1,281,841
			18,864,938
		Environmental Control: 0.1%
765,000		Waste Management, Inc., 7.000%, due 07/15/28	821,365
1,061,000		Waste Management, Inc., 7.375%, due 08/01/10	1,132,922
			1,954,287
		Food: 0.2%
2,188,000	@@, #	Cadbury Schweppes US Finance LLC, 5.125%, due 10/01/13	2,107,005
1,206,000	L	Kraft Foods, Inc., 6.250%, due 06/01/12	1,243,911
			3,350,916
		Forest Products & Paper: 0.1%
584,000		MeadWestvaco Corp., 6.800%, due 11/15/32	555,027
1,297,000	L	Weyerhaeuser Co., 6.750%, due 03/15/12	1,351,845
			1,906,872
		Hand/Machine Tools: 0.1%
1,240,000		Kennametal, Inc., 7.200%, due 06/15/12	1,319,372
			1,319,372
		Healthcare — Services: 0.1%
1,107,000	L	HCA, Inc., 6.950%, due 05/01/12	1,123,229
285,000		HCA, Inc., 8.750%, due 09/01/10	310,554
1,150,000		WellPoint, Inc., 5.250%, due 01/15/16	1,111,081
			2,544,864
		Household Products/Wares: 0.1%
1,371,000	L	Fortune Brands, Inc., 5.125%, due 01/15/11	1,344,181
			1,344,181
		Insurance: 0.5%
138,000	L	Allstate Corp., 5.550%, due 05/09/35	128,277
1,056,000		Allstate Corp., 6.125%, due 12/15/32	1,070,635
2,164,000		American International Group, Inc., 4.250%, due 05/15/13	2,004,052
1,350,000	#, L	American International Group, Inc., 5.050%, due 10/01/15	1,289,637
807,000	@@	ASIF II, 5.750%, due 02/16/09	816,175
647,000		Genworth Financial, Inc., 5.750%, due 06/15/14	651,734
475,000	L	Metlife, Inc., 6.500%, due 12/15/32	502,666
928,000		St Paul Travelers Cos., Inc./The, 5.500%, due 12/01/15	909,438
432,000	L	Travelers Property Casualty Corp., 6.375%, due 03/15/33	439,257
			7,811,871
		Media: 0.5%
1,376,000		Cox Communications, Inc., 4.625%, due 06/01/13	1,254,897
1,291,000		Hearst-Argyle Television, Inc., 7.500%, due 11/15/27	1,301,190
791,000		News America Holdings, 8.500%, due 02/23/25	915,863
1,213,000		News America, Inc., 6.200%, due 12/15/34	1,139,652
1,035,000		Time Warner Entertainment Co. LP, 8.375%, due 07/15/33	1,194,774
172,000		Time Warner Entertainment Co. LP, 10.150%, due 05/01/12	205,479
1,615,000		Walt Disney Co., 6.375%, due 03/01/12	1,680,863
			7,692,718

		PORTFOLIO OF INVESTMENTS
ING MFS Total Return Portfolio		as of March 31, 2006 (Unaudited)(continued)
Principal
Amount			Value

CORPORATE BONDS/NOTES: 9.9% (continued)

		Mining: 0.0%
$982,000	@@	Alcan, Inc., 5.000%, due 06/01/15	$927,725
			927,725
		Oil & Gas: 0.4%
839,000	L	Amerada Hess Corp., 7.300%, due 08/15/31	936,994
406,000		Devon Financing Corp. ULC, 6.875%, due 09/30/11	430,944
1,000,000	@@	Nexen, Inc., 5.875%, due 03/10/35	935,276
130,000		Ocean Energy, Inc., 4.375%, due 10/01/07	128,224
1,108,000		Ocean Energy, Inc., 7.250%, due 10/01/11	1,191,687
194,000	@@	Pemex Project Funding Master Trust, 8.625%, due 02/01/22	229,405
1,050,000		Valero Energy Corp., 6.875%, due 04/15/12	1,113,859
1,020,000		XTO ENERGY 5.65% 03/29/16	1,007,066
			5,973,455
		Oil & Gas Services: 0.0%
964,000		Halliburton Co., 5.500%, due 10/15/10	967,233
			967,233
		Pharmaceuticals: 0.1%
646,000	L	Cardinal Health, Inc., 5.850%, due 12/15/17	639,208
1,350,000		Wyeth, 5.500%, due 03/15/13	1,336,577
			1,975,785
		Pipelines: 0.3%
661,000		CenterPoint Energy Resources Corp., 7.875%, due 04/01/13	737,404
1,303,000		Duke Capital LLC, 8.000%, due 10/01/19	1,525,040
1,421,000		Kinder Morgan Energy Partners LP, 6.750%, due 03/15/11	1,487,241
18,000		Kinder Morgan Energy Partners LP, 7.400%, due 03/15/31	19,784
663,000		Kinder Morgan Energy Partners LP, 7.750%, due 03/15/32	756,598
			4,526,067
		Real Estate: 0.3%
2,407,000	L	EOP Operating LP, 6.800%, due 01/15/09	2,480,929
54,000	L	EOP Operating LP, 8.100%, due 08/01/10	58,698
1,938,000	@@, #	Socgen Real Estate Co. LLC, 7.640%, due 12/29/49	1,993,863
			4,533,490
		Real Estate Investment Trust: 0.5%
327,000		Boston Properties, Inc., 5.000%, due 06/01/15	307,040
1,234,000		HRPT Properties Trust, 6.250%, due 08/15/16	1,245,933
45,000		Kimco Realty Corp., 6.000%, due 11/30/12	45,854
1,898,000	L	Prologis, 5.750%, due 04/01/16	1,868,968
694,000		Simon Property Group LP, 5.100%, due 06/15/15	657,627
1,125,000		Simon Property Group LP, 6.375%, due 11/15/07	1,141,721
397,000		Vornado Realty LP, 4.750%, due 12/01/10	380,306
2,471,000		Vornado Realty Trust, 5.625%, due 06/15/07	2,474,732
			8,122,181

		Retail: 0.3%
2,380,000		Home Depot, Inc., 5.400%, due 03/01/16	2,355,798
1,350,000		May Department Stores Co./The, 5.750%, due 07/15/14	1,345,037
1,706,000		Wal-Mart Stores, Inc., 5.250%, due 09/01/35	1,553,054
			5,253,889
		Telecommunications: 1.2%
1,181,000	L	BellSouth Corp., 6.550%, due 06/15/34	1,182,818
594,000		Cingular Wireless LLC, 6.500%, due 12/15/11	621,729
2,080,000		Cisco Systems, Inc., 5.500%, due 02/22/16	2,052,613
1,654,000	@@	Deutsche Telekom International Finance BV, 8.250%, due 06/15/30	1,984,269
461,000	@@	France Telecom SA, 7.750%, due 03/01/11	503,979

		PORTFOLIO OF INVESTMENTS
ING MFS Total Return Portfolio		as of March 31, 2006 (Unaudited)(continued)
Principal
Amount			Value

CORPORATE BONDS/NOTES: 9.9% (continued)

$1,000,000	@@, #	PCCW Capital No. 2 Ltd., 6.000%, due 07/15/13	$992,809
1,823,000		SBC Communications, Inc., 5.100%, due 09/15/14	1,733,190
595,000	L	SBC Communications, Inc., 6.150%, due 09/15/34	566,871
1,187,000	L	Sprint Capital Corp., 6.875%, due 11/15/28	1,228,217
2,557,000		TCI Communications Finance, 9.650%, due 03/31/27	2,749,327
609,000	@@	Telecom Italia Capital SA, 5.250%, due 11/15/13	577,918
845,000	@@	Telecom Italia Capital SA, 6.000%, due 09/30/34	762,619
499,000	@@	Telecomunicaciones de Puerto Rico, Inc., 6.650%, due 05/15/06	499,617
600,000	@@	Telefonica Europe BV, 7.750%, due 09/15/10	646,180
3,298,000	L	Verizon New York, Inc., 6.875%, due 04/01/12	3,391,858
			19,494,014
		Transportation: 0.1%
588,000		CSX Corp., 6.750%, due 03/15/11	618,251
1,010,000	L	Union Pacific Corp., 5.375%, due 05/01/14	993,871
401,000		Union Pacific Corp., 6.125%, due 01/15/12	412,289
			2,024,411
		Total Corporate Bonds/Notes
		(Cost $166,792,639)	164,783,390

U.S. GOVERNMENT AGENCY OBLIGATION: 17.5%

		Federal Home Loan Mortgage Corporation: 4.3%
4,294,000		3.750%, due 11/15/06	4,258,678
1,949,000		4.125%, due 11/18/09	1,885,794
62,995		4.500%, due 05/01/18	60,272
2,244,581		4.500%, due 08/01/18	2,147,572
1,954,484		4.500%, due 11/01/18	1,870,013
3,163,521		4.500%, due 01/01/19	3,026,796
20,061		4.500%, due 02/01/19	19,170
86,234		4.500%, due 03/01/19	82,401
592,740		4.500%, due 02/01/20	566,389
1,467,668		4.500%, due 04/01/35	1,355,313
2,370,000	L	4.875%, due 11/15/13	2,325,205
69,471		5.000%, due 12/01/17	67,919
2,470,632		5.000%, due 03/01/18	2,413,258
1,901,041		5.000%, due 02/01/19	1,855,088
57,545		5.000%, due 06/01/19	56,154
96,499		5.000%, due 04/01/20	94,105
18,056		5.000%, due 05/01/20	17,608
4,051,533		5.000%, due 09/01/33	3,866,457
2,010,532		5.000%, due 11/01/33	1,918,690
781,468		5.000%, due 03/01/34	745,162
527,281		5.000%, due 04/01/34	502,784
644,016		5.000%, due 05/01/35	613,113
2,048,937		5.000%, due 08/01/35	1,950,620
944,370		5.000%, due 09/01/35	899,055
4,607,068		5.000%, due 10/01/35	4,385,999
832,240		5.500%, due 01/01/19	818,170
72,506		5.500%, due 04/01/19	72,084
65,742		5.500%, due 06/01/19	65,338
183,073		5.500%, due 07/01/19	181,945
161,255		5.500%, due 08/01/19	160,262
26,127		5.500%, due 12/01/19	25,966
43,083		5.500%, due 02/01/20	42,816
1,483,271		5.500%, due 06/01/25	1,460,251
676,329		5.500%, due 07/01/25	665,833
1,071,276		5.500%, due 08/01/25	1,054,650
1,064,676		5.500%, due 09/01/25	1,048,153

		PORTFOLIO OF INVESTMENTS
ING MFS Total Return Portfolio		as of March 31, 2006 (Unaudited)(continued)
Principal
Amount			Value

U.S. GOVERNMENT AGENCY OBLIGATION: 17.5% (continued)

$3,149,814		5.500%, due 05/01/33	$3,082,437
2,830,394		5.500%, due 12/01/33	2,769,850
3,821,117		5.500%, due 01/01/34	3,739,380
363,268		5.500%, due 04/01/34	355,336
1,278,314		5.500%, due 10/01/34	1,250,401
253,923		5.500%, due 11/01/34	248,378
923,470		5.500%, due 07/01/35	902,209
528,221		5.500%, due 09/01/35	516,060
185,084		5.500%, due 05/01/35	180,823
179,132		6.000%, due 04/01/16	181,382
288,120		6.000%, due 04/01/17	291,730
104,677		6.000%, due 05/01/17	105,988
170,590		6.000%, due 06/01/17	172,727
166,074		6.000%, due 07/01/17	168,155
213,658		6.000%, due 10/01/17	216,335
46,432		6.000%, due 10/01/18	47,012
2,153,351		6.000%, due 08/01/19	2,179,587
342,350		6.000%, due 09/01/19	346,521
184,406		6.000%, due 11/01/19	186,710
1,376,143		6.000%, due 02/01/23	1,385,643
458,980		6.000%, due 12/01/25	461,718
449,476		6.000%, due 02/01/26	452,157
328,786		6.000%, due 04/01/34	329,291
44,896		6.000%, due 05/01/34	44,965
1,159,137		6.000%, due 07/01/34	1,160,916
3,886,738		6.000%, due 08/01/34	3,892,701
311,396		6.000%, due 09/01/34	311,874
387,457		6.000%, due 07/01/35	387,832
926,280		6.000%, due 08/01/35	927,174
624,420		6.000%, due 03/01/36	625,005
245,899		6.500%, due 05/01/34	250,761
322,877		6.500%, due 06/01/34	329,260
1,426,086		6.500%, due 08/01/34	1,454,284
455,771		6.500%, due 10/01/34	465,733
			71,999,418
		Federal Home Loan Bank: 0.8%
2,650,000		3.250%, due 07/21/06	2,636,313
8,170,000		3.750%, due 09/28/06	8,117,312
990,000		3.900%, due 02/25/08	969,590
1,925,000	L	5.250%, due 06/18/14	1,931,845
			13,655,060
		Federal National Mortgage Association: 11.2%
2,202,000		3.000%, due 03/02/07	2,160,869
2,775,000		3.250%, due 07/31/06	2,759,615
153,904		4.010%, due 08/01/13	141,616
574,290		4.019%, due 08/01/13	529,728
799,577		4.500%, due 04/01/18	766,335
1,682,070		4.500%, due 06/01/18	1,612,139
1,124,048		4.500%, due 07/01/18	1,077,316
1,395,634		4.500%, due 03/01/19	1,336,114
51,210		4.500%, due 02/01/20	49,002
1,224,339		4.500%, due 04/01/20	1,172,124
395,092		4.500%, due 05/01/20	378,058
418,594		4.500%, due 07/01/20	400,742
569,297		4.500%, due 02/01/35	526,813
2,201,950		4.500%, due 03/01/35	2,032,553
1,348,081		4.518%, due 05/01/14	1,273,914
155,914		4.620%, due 04/01/13	149,207
381,145		4.630%, due 04/01/14	362,014

	PORTFOLIO OF INVESTMENTS
ING MFS Total Return Portfolio	as of March 31, 2006 (Unaudited)(continued)
Principal
Amount		Value

U.S. GOVERNMENT AGENCY OBLIGATION: 17.5% (continued)

$880,138	4.771%, due 12/01/12	$850,528
22,090	4.845%, due 06/01/13	21,329
457,086	4.847%, due 08/01/14	440,324
472,777	4.880%, due 03/01/20	462,758
2,323,744	4.925%, due 04/01/15	2,243,855
240,000	4.940%, due 08/01/15	231,207
1,076,740	5.000%, due 11/01/17	1,052,998
4,430,106	5.000%, due 02/01/18	4,332,387
211,303	5.000%, due 06/01/18	206,489
2,422,165	5.000%, due 12/01/18	2,362,345
2,068,156	5.000%, due 07/01/19	2,018,755
866,385	5.000%, due 09/01/19	845,691
146,081	5.000%, due 11/01/19	142,592
62,386	5.000%, due 03/01/20	60,866
625,406	5.000%, due 05/01/20	610,177
226,122	5.000%, due 07/01/20	220,616
1,456,306	5.000%, due 03/01/34	1,390,340
552,050	5.000%, due 05/01/34	526,667
740,936	5.000%, due 06/01/34	706,868
595,736	5.000%, due 08/01/34	568,345
1,638,121	5.000%, due 09/01/34	1,562,801
327,186	5.000%, due 11/01/34	312,142
291,994	5.000%, due 12/01/34	278,568
1,014,179	5.000%, due 06/01/35	966,068
2,729,593	5.000%, due 07/01/35	2,600,104
406,325	5.000%, due 08/01/35	387,050
855,000	5.250%, due 04/15/07	856,151
1,411,134	5.500%, due 11/01/17	1,404,446
23,313	5.500%, due 12/01/17	23,202
585,067	5.500%, due 01/01/18	582,294
1,319,038	5.500%, due 02/01/18	1,312,421
47,323	5.500%, due 12/01/18	47,086
559,003	5.500%, due 01/01/19	556,199
969,915	5.500%, due 06/01/19	964,661
2,105,027	5.500%, due 07/01/19	2,093,625
921,702	5.500%, due 08/01/19	916,710
1,271,791	5.500%, due 09/01/19	1,264,902
229,824	5.500%, due 11/01/19	228,579
388,207	5.500%, due 12/01/19	386,104
52,278	5.500%, due 04/01/20	51,993
937,791	5.500%, due 05/01/25	922,992
634,767	5.500%, due 06/01/25	624,750
2,068,857	5.500%, due 02/01/33	2,024,131
189,629	5.500%, due 03/01/33	185,608
26,553	5.500%, due 05/01/33	25,978
2,909,144	5.500%, due 06/01/33	2,846,253
6,302,081	5.500%, due 07/01/33	6,165,839
3,042,601	5.500%, due 11/01/33	2,976,824
524,282	5.500%, due 12/01/33	512,948
2,088,941	5.500%, due 01/01/34	2,043,782
2,543,278	5.500%, due 02/01/34	2,487,835
272,979	5.500%, due 03/01/34	267,008
778,801	5.500%, due 04/01/34	761,565
3,042,607	5.500%, due 05/01/34	2,975,271
554,319	5.500%, due 06/01/34	542,051
4,885,303	5.500%, due 07/01/34	4,777,184
1,497,051	5.500%, due 08/01/34	1,463,920
6,947,551	5.500%, due 09/01/34	6,793,793
5,414,908	5.500%, due 10/01/34	5,295,069
9,502,168	5.500%, due 11/01/34	9,291,874
4,100,008	5.500%, due 12/01/34	4,009,270

		PORTFOLIO OF INVESTMENTS
ING MFS Total Return Portfolio		as of March 31, 2006 (Unaudited)(continued)
Principal
Amount			Value

U.S. GOVERNMENT AGENCY OBLIGATION: 17.5% (continued)

$2,629,014		5.500%, due 01/01/35	$2,570,094
1,186,599		5.500%, due 02/01/35	1,159,244
277,490		5.500%, due 03/01/35	271,028
1,596,017		5.500%, due 04/01/35	1,558,871
46,923		5.500%, due 05/01/35	45,830
646,202		5.500%, due 07/01/35	631,156
1,595,387		5.500%, due 08/01/35	1,558,238
3,205,556		5.500%, due 09/01/35	3,130,914
79,813		5.500%, due 10/01/35	77,955
1,340,000		5.722%, due 02/01/09	1,343,498
6,738,000		6.000%, due 05/15/08	6,865,887
2,459,000		6.000%, due 05/15/11	2,552,090
368,990		6.000%, due 04/01/16	374,272
4,286		6.000%, due 08/01/16	4,347
5,911		6.000%, due 09/01/16	5,996
74,940		6.000%, due 11/01/16	76,012
298,798		6.000%, due 12/01/16	303,072
81,462		6.000%, due 01/01/17	82,627
746,823		6.000%, due 02/01/17	757,505
73,058		6.000%, due 03/01/17	74,104
946,773		6.000%, due 08/01/17	960,237
71,532		6.000%, due 10/01/17	72,550
293,496		6.000%, due 03/01/18	297,670
2,747,430		6.000%, due 11/01/18	2,786,728
407,765		6.000%, due 11/01/25	410,077
77,312		6.000%, due 01/01/34	77,378
2,769,347		6.000%, due 03/01/34	2,771,390
4,982,955		6.000%, due 04/01/34	4,986,741
354,288		6.000%, due 05/01/34	354,548
4,613,692		6.000%, due 06/01/34	4,617,076
2,917,752		6.000%, due 07/01/34	2,919,892
3,352,302		6.000%, due 08/01/34	3,354,760
243,973		6.000%, due 10/01/34	244,152
392,310		6.000%, due 11/01/34	392,598
293,811		6.000%, due 04/01/35	294,026
111,389		6.000%, due 09/01/35	111,463
1,231,788		6.000%, due 12/01/35	1,232,609
857,951		6.000%, due 02/01/36	858,407
7,378,000	L	6.125%, due 03/15/12	7,736,957
251,613		6.330%, due 03/01/11	258,816
47,757		6.500%, due 11/01/28	48,981
1,147,863		6.500%, due 06/01/31	1,174,748
184,302		6.500%, due 07/01/31	188,618
171,277		6.500%, due 08/01/31	175,289
839,984		6.500%, due 09/01/31	859,657
475,081		6.500%, due 12/01/31	486,208
15,212		6.500%, due 01/01/32	15,569
26,029		6.500%, due 02/01/32	26,639
1,878,959		6.500%, due 07/01/32	1,921,652
1,520,276		6.500%, due 08/01/32	1,554,819
1,357,927		6.500%, due 01/01/33	1,388,781
222,539		6.500%, due 03/01/34	227,134
231,018		6.500%, due 04/01/34	235,788
316,791		6.500%, due 06/01/34	323,332
34,567		6.500%, due 07/01/34	35,281
1,216,131		6.500%, due 08/01/34	1,241,241
4,114,000		6.625%, due 09/15/09	4,307,049
3,186,000		6.625%, due 11/15/10	3,378,852
122,130		7.500%, due 02/01/30	127,780
350,205		7.500%, due 03/01/31	366,009
12,074		7.500%, due 11/01/31	12,619
491,079		7.500%, due 02/01/32	513,240
			186,602,448

		PORTFOLIO OF INVESTMENTS
ING MFS Total Return Portfolio		as of March 31, 2006 (Unaudited)(continued)
Principal
Amount			Value

U.S. GOVERNMENT AGENCY OBLIGATION: 17.5% (continued)

		FICO: 0.1%
$410,000		9.650%, due 11/02/18	$569,683
			569,683
		Government National Mortgage Association: 1.1%
159,455		4.500%, due 07/20/33	148,786
30,052		4.500%, due 08/15/33	28,323
189,640		4.500%, due 09/15/33	178,727
793,921		4.500%, due 09/20/33	740,797
310,991		4.500%, due 12/20/34	290,029
145,681		5.000%, due 07/20/33	140,820
327,811		5.000%, due 03/15/34	317,982
943,310		5.000%, due 06/15/34	915,025
243,940		5.000%, due 10/15/34	236,625
1,324,034		5.500%, due 11/15/32	1,312,514
5,045,803		5.500%, due 05/15/33	5,001,354
1,419,250		5.500%, due 08/15/33	1,406,747
112,250		5.500%, due 09/15/34	111,261
29,773		5.500%, due 02/15/35	29,503
75,654		5.500%, due 04/20/35	74,730
124,648		5.500%, due 10/15/35	123,515
969,734		6.000%, due 09/15/32	982,246
61,549		6.000%, due 10/15/32	62,343
1,215,744		6.000%, due 04/15/33	1,231,241
39,497	L	6.000%, due 04/15/34	39,979
1,265,111		6.000%, due 07/15/34	1,280,552
388,518		6.000%, due 09/15/34	393,260
894,478		6.000%, due 11/20/34	902,604
572,334		6.000%, due 02/20/35	577,483
237,026		6.000%, due 04/20/35	239,158
604,029		6.500%, due 11/20/35	619,883
374,606		6.500%, due 02/20/36	384,465
			17,769,952
		Total U.S. Government Agency Obligations
		(Cost $298,403,328)	290,596,561

U.S. TREASURY OBLIGATION: 7.1%

		U.S. Treasury Bond: 1.5%
2,088,000	L	5.375%, due 02/15/31	2,198,599
4,173,000	L	6.000%, due 02/15/26	4,657,460
16,315,000	L	6.250%, due 08/15/23	18,508,617
338,000	L	8.000%, due 11/15/21	444,101
			25,808,777
		U.S. Treasury Inflation-Indexed Bond: 0.8%
6,699,000	L	3.000%, due 07/15/12	7,701,397
5,049,000	L	4.250%, due 01/15/10	6,395,650
			14,097,047
		U.S. Treasury Note: 4.8%
6,410,000	L	3.000%, due 11/15/07	6,228,219
1,983,000	L	3.250%, due 08/15/07	1,941,482
2,054,000	L	3.500%, due 11/15/06	2,037,313
1,982,000	L	3.500%, due 11/15/09	1,895,908
446,000	L	3.875%, due 02/15/13	420,669

		PORTFOLIO OF INVESTMENTS
ING MFS Total Return Portfolio		as of March 31, 2006 (Unaudited)(continued)

Principal
Amount			Value

U.S. TREASURY OBLIGATION: 7.1% (continued)
$379,000	L	4.125%, due 05/15/15	$358,259
4,983,000	L	4.250%, due 08/15/15	4,748,450
77,000	L	4.375%, due 05/15/07	76,609
1,294,000	L	4.500%, due 02/15/16	1,258,921
27,159,000	L	4.750%, due 11/15/08	27,110,222
1,301,000	L	4.750%, due 05/15/14	1,290,024
829,000	L	5.000%, due 02/15/11	835,995
6,582,000	L	5.500%, due 02/15/08	6,663,505
3,431,000	L	5.625%, due 05/15/08	3,485,817
9,260,000	L	6.625%, due 05/15/07	9,436,523
2,025,000		6.875%, due 05/15/06	2,030,778
5,836,000	L	7.000%, due 07/15/06	5,873,164
1,560,000		9.875%, due 11/15/15	2,149,023
1,183,000	L	10.375%, due 11/15/12	1,283,509
			79,124,390
		Total U.S. Treasury Obligations
		(Cost $121,923,988)	119,030,214

ASSET-BACKED SECURITIES: 0.8%

		Automobile Asset-Backed Securities: 0.1%
689,186		AmeriCredit Automobile Receivables Trust, 2.180%, due 07/07/08	685,254
45,000		Capital One Auto Finance Trust, 3.180%, due 09/15/10	44,214
937,353		Capital One Auto Finance Trust, 4.790%, due 01/15/09	935,522
			1,664,990
		Credit Card Asset-Backed Securities: 0.1%
2,414,000		Citibank Credit Card Issuance Trust, 6.650%, due 05/15/08	2,418,990
			2,418,990
		Home Equity Asset-Backed Securities: 0.2%
1,420,000	#, I	Bayview Financial Revolving Mortgage Loan Trust, 5.621%, due 12/28/40	1,419,994
1,160,000		Residential Funding Mortgage Securities II, Inc., 5.320%, due 12/25/35	1,148,732
			2,568,726
		Other Asset-Backed Securities: 0.4%
66,000		Countrywide Asset-Backed Certificates, 4.575%, due 07/25/35	65,084
1,178,000		Countrywide Asset-Backed Certificates, 4.823%, due 08/25/35	1,162,380
364,994	#	Falcon Franchise Loan LLC, 7.382%, due 05/05/10	375,413
305,835		Residential Asset Mortgage Products, Inc., 3.800%, due 07/25/30	304,435
689,505		Residential Asset Mortgage Products, Inc., 4.109%, due 01/25/35	674,304
914,000		Small Business Administration Participation Certificates, 5.390%, due 12/01/25	905,618
2,591,786	+	Structured Asset Securities Corp., 4.670%, due 03/25/35	2,555,271
			6,042,505
		Total Asset-Backed Securities
		(Cost $12,792,698)	12,695,211

COLLATERALIZED MORTGAGE OBLIGATION: 2.7%

		Agency Collateral CMO: 0.9%
2,233,348		Small Business Administration CMO, 4.350%, due 07/01/23	2,089,040
850,385		Small Business Administration CMO, 4.770%, due 04/01/24	815,284
1,837,155		Small Business Administration CMO, 4.950%, due 03/01/25	1,790,571
1,137,725		Small Business Administration CMO, 4.990%, due 09/01/24	1,103,120
1,219,000		Small Business Administration CMO, 5.090%, due 10/01/25	1,185,652
3,863,657		Small Business Administration CMO, 5.110%, due 08/01/25	3,763,125
1,369,809		Small Business Administration CMO, 5.180%, due 05/01/24	1,346,261
1,977,528		Small Business Administration CMO, 5.520%, due 06/01/24	1,981,624
			14,074,677

		PORTFOLIO OF INVESTMENTS
ING MFS Total Return Portfolio		as of March 31, 2006 (Unaudited)(continued)

Principal
Amount			Value

COLLATERALIZED MORTGAGE OBLIGATION: 2.7% (continued)

		Commercial Mortgage Backed Securities: 1.8%
$1,650,000	L	Banc of America Commercial Mortgage, Inc., 4.857%, due 07/10/43	$1,567,400
1,506,237	L	Banc of America Commercial Mortgage, Inc., 5.354%, due 09/10/47	1,468,267
1,069,472		Bear Stearns Commercial Mortgage Securities, 5.116%, due 02/11/41	1,035,174
188,218		Chase Commercial Mortgage Securities Corp., 7.543%, due 07/15/32	195,292
350,000		Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.230%, due 09/15/20	343,656
457,000	#	Criimi Mae CMBS Corp., 6.701%, due 06/20/30	459,559
1,057,090	#	Crimmi Mae Commercial Mortgage Trust, 7.000%, due 06/02/33	1,066,339
1,018,921		Deutsche Mortgage and Asset Receiving Corp., 6.538%, due 06/15/31	1,035,376
1,060,000		Ge Capital Commercial Mortgage Corp., 5.519%, due 03/10/44	1,042,411
1,146,069		Greenwich Capital Commercial Funding Corp., 4.305%, due 08/10/42	1,106,768
1,240,876		Greenwich Capital Commercial Funding Corp., 5.224%, due 04/10/37	1,209,068
1,608,000		Greenwich Capital Commercial Funding Corp., 5.317%, due 06/10/36	1,580,947
1,130,000		JP Morgan Chase Commercial Mortgage Securities Corp., 4.780%, due 07/15/42	1,062,231
1,400,000		JP Morgan Chase Commercial Mortgage Securities Corp., 4.948%, due 09/12/37	1,331,198
1,671,379		JP Morgan Chase Commercial Mortgage Securities Corp., 5.038%, due 03/15/46	1,608,586
1,608,000		JP Morgan Chase Commercial Mortgage Securities Corp., 5.213%, due 05/15/41	1,576,502
1,755,000		JP Morgan Chase Commercial Mortgage Securities Corp., 5.295%, due 01/12/43	1,725,422
106,190		LB Commercial Conduit Mortgage Trust, 6.480%, due 02/18/30	107,725
38,899,281	#	Morgan Stanley Capital I, 0.222%, due 11/15/30	673,914
1,328,932		Morgan Stanley Capital I, 5.168%, due 01/14/42	1,291,775
361,593		Multi-Family Capital Access One, Inc., 6.650%, due 01/15/24	369,364
1,462,665	#, I	Spirit Master Funding LLC, 5.050%, due 07/20/23	1,388,622
64,284	#	TIAA Retail Commercial Trust, 7.170%, due 01/15/32	65,115
1,662,000		Wachovia Bank Commercial Mortgage Trust, 4.847%, due 10/15/41	1,578,687
1,650,000		Wachovia Bank Commercial Mortgage Trust, 4.935%, due 04/15/42	1,575,555
1,669,000		Wachovia Bank Commercial Mortgage Trust, 5.083%, due 03/15/42	1,610,636
1,172,000		Wachovia Bank Commercial Mortgage Trust, 5.195%, due 10/15/44	1,140,950
831,000		Wachovia Bank Commercial Mortgage Trust, 5.311%, due 12/15/44	814,252
			30,030,791
		Whole Loan Collateral CMO: 0.0%
49,796	#	BlackRock Capital Finance LP, 7.750%, due 09/25/26	48,442
748,000		RAAC Series, 4.971%, due 09/25/34	724,105
			772,547
		Total Collateralized Mortgage Obligations
		(Cost $47,024,257)	44,878,015

OTHER BONDS: 0.4%

		Foreign Government Bonds: 0.4%
1,374,000	@@	Egypt Government AID Bonds, 4.450%, due 09/15/15	1,302,140
2,118,000	@@, L	Hydro Quebec, 6.300%, due 05/11/11	2,210,378
962,000	@@	Mexico Government Bond, 6.375%, due 01/16/13	988,455
86,000	@@	Mexico Government Bond, 6.625%, due 03/03/15	89,956
858,000	@@	United Mexican States, 5.625%, due 01/15/17	833,118
708,000	@@	United Mexican States, 7.500%, due 04/08/33	791,190
			6,215,237
		Government Trust Certificate: 0.0%
694,000		Israel Aid Bond, 4.625%, due 06/15/13	650,143
			650,143

		PORTFOLIO OF INVESTMENTS
ING MFS Total Return Portfolio		as of March 31, 2006 (Unaudited)(continued)

Principal
Amount				Value

OTHER BONDS: 0.4% (continued)

		Total Other Bonds
		(Cost $6,945,198)		$6,865,380

		Total Long-Term Investments
		(Cost $1,551,723,869)		1,647,695,362

SHORT-TERM INVESTMENTS: 25.2%

		Commercial Paper: 0.8%
$13,071,000		Goldman Sachs, 4.830%, due 04/03/06		13,066,996

		Total Commercial Paper
		(Cost $13,068,749)		13,066,996

		Securities Lending CollateralCC: 24.4%
405,553,885		The Bank of New York Institutional Cash Reserve Fund		405,553,885

		Total Securities Lending Collateral
		(Cost $405,553,885)		405,553,885

		Total Short-Term Investments
		(Cost $418,622,634)		418,620,881

		Total Investments in Securities
		(Cost $1,970,346,504)*	124.3%	$2,066,316,243
		Other Assets and Liabilities—Net	(24.3)	(403,662,446)
		Net Assets	100.0%	$1,662,653,797
	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt
	+	Step-up basis bonds. Interest rates shown reflect current coupon rates.
	#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	cc	Securities purchased with cash collateral for securities loaned.
	S	Segregated securities for certain derivatives, when-issued or delayed delivery
		securities and forward currency exchange contracts.
	I	Illiquid security
	L	Loaned security, a portion or all of the security is on loan at March 31, 2006.

	*	Cost for federal income tax purposes is $1,980,888,282.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$127,454,282
		Gross Unrealized Depreciation		(42,026,321)
		Net Unrealized Appreciation		$85,427,961

PORTFOLIO OF INVESTMENTS
ING MFS Total Return Portfolio	as of March 31, 2006 (Unaudited)(continued)

The Fund may invest up to 15% of its net assets in illiquid securities. Pursuant to guidelines adopted by the Fund’s Board, the following securities have been deemed to be illiquid.

	Shares/	Initial			Percent
	Principal	Acquisition			of Net
Security	Amount	Date	Cost	Value	Assets
Bayview Financial Revolving Mortgage Loan Trust, 5.621%, due 12/28/40	$1,420,000	03/01/2006	$1,420,000	$1,419,994	0.1%
Midamerican Energy Holdings Co., 6.125%, due 04/01/36	1,204,000	03/21/2006	676,431	1,182,590	0.1%
Mizuho Capital Investment 1 Ltd., 6.686%, due 01/25/49	1,640,000	03/21/2006	231247	1,617,020	0.1%
Spirit Master Funding LLC, 5.050%, due 07/20/23	1,462,665	10/04/2005	1,438,671	1,388,622	0.1%
			$3,766,349	$5,608,226	0.4%

		PORTFOLIO OF INVESTMENTS
ING MFS Utilities Portfolio		as of March 31, 2006 (Unaudited)
Shares			Value

COMMON STOCK: 89.0%

		Electric: 48.0%
242,900	@, S	AES Corp.	$4,143,873
57,239,780	@@	AES Tiete SA	1,608,336
14,900		Ameren Corp.	742,318
274,400	@	CMS Energy Corp.	3,553,480
120,780		Constellation Energy Group, Inc.	6,607,874
45,070	@@	CPFL Energia SA ADR	1,892,940
25,750		Dominion Resources, Inc.	1,777,523
57,600		Duke Energy Corp.	1,679,040
73,030	S	Edison International	3,007,375
50,457	@@	Endesa SA	1,621,429
226,483	@@	Enel S.p.A.	1,911,555
64,220	@@	Enersis SA ADR	761,649
12,480		Entergy Corp.	860,371
31,433	@@	EON AG	3,449,675
127,000	S	Exelon Corp.	6,718,300
101,710		FirstEnergy Corp.	4,973,619
13,160	@@	Fortum OYJ	330,967
113,590		FPL Group, Inc.	4,559,503
5,000	@@	Iberdrola SA	160,723
698,840	@@	International Power PLC	3,422,764
95,100	@	Mirant Corp.	2,377,500
178,720	@, S	NRG Energy, Inc.	8,081,718
95,530	S	PPL Corp.	2,808,582
95,100	@	Reliant Resources, Inc.	1,006,158
34,835	@@	RWE AG	3,023,590
16,740		SCANA Corp.	656,878
29,100	@@	Scottish & Southern Energy PLC	569,806
39,168	@@	Suez SA	1,537,140
43,650	@@	Tractebel Energia SA	367,805
143,080	S	TXU Corp.	6,404,261
100,270		Xcel Energy, Inc.	1,819,901
			82,436,653
		Gas: 4.1%
55,920		AGL Resources, Inc.	2,015,916
154,450	@@	Enagas	3,054,031
55,800		Energen Corp.	1,953,000
			7,022,947
		Media: 5.9%
63,170		Citadel Broadcasting Corp.	700,555
106,810	@	Comcast Corp.	2,789,877
143,280	@@	Grupo Televisa SA ADR	2,851,272
71,060		News Corp., Inc.	1,180,307
12,500	@@	Rogers Communications, Inc.	477,349
913,900	@@	TV Azteca SA de CV	574,688
41,925	@	Viacom, Inc.	1,626,690
			10,200,738
		Oil & Gas: 7.2%
9,430		Amerada Hess Corp.	1,342,832
1,700		Anadarko Petroleum Corp.	171,717

		PORTFOLIO OF INVESTMENTS
ING MFS Utilities Portfolio		as of March 31, 2006 (Unaudited)(continued)
Shares			Value

COMMON STOCK: 89.0% (continued)

14,590		ChevronTexaco Corp.	$845,782
17,900		ENSCO International, Inc.	920,955
21,900		Exxon Mobil Corp.	1,332,834
50,420	@	Global Santa Fe Corp.	3,063,015
10,490	@	Noble Corp.	850,739
9,600		Occidental Petroleum Corp.	889,440
71,480	@, I	Rosetta Resources, Inc.	1,286,640
4,341	@@	Total SA	1,142,826
5,400	@	Transocean, Inc.	433,620
2,000		XTO Energy, Inc.	87,140
			12,367,540
		Oil & Gas Services: 0.9%
9,900	@	National-Oilwell, Inc.	634,788
22,800		Smith International, Inc.	888,288
			1,523,076
		Pipelines: 7.0%
139,090		El Paso Corp.	1,676,035
56,900		Equitable Resources, Inc.	2,077,419
11,800		Kinder Morgan, Inc.	1,085,482
30,060		Questar Corp.	2,105,703
240,791		Williams Cos., Inc.	5,150,519
			12,095,158
		Telecommunications: 15.6%
21,200		Alltel Corp.	1,372,700
25,930	@@	America Movil SA de CV ADR	888,362
36,500		AT&T, Inc.	986,960
2,200		CenturyTel, Inc.	86,064
150,980	S	Citizens Communications Co.	2,003,505
24,098	@, @@	e.Biscom	1,226,044
102,304	@@	France Telecom SA	2,293,554
507,000	@, @@	Hutchison Telecommunications International Ltd.	865,365
160,000	@@	Indosat Tbk PT	90,398
39,600	@@	KT Freetel Co., Ltd.	1,052,030
33,775	@, @@	NTL, Inc.	983,190
4,960	@@	Philippine Long Distance Telephone Co.	185,957
538,000	@@	Singapore Telecommunications Ltd.	879,848
192,770	S	Sprint Corp. - FON Group	4,981,177
12,000	@@	Telecom Argentina SA ADR	162,480
241,473	@@	Telecom Corp. of New Zealand Ltd.	818,007
20,700	@@	Telefonica SA	323,724
11,900	@@	Telekomunikacja Polska SA	80,512
49,570	@@	Telekomunikacja Polska SA GDR	337,026
202,940	@@	Telenor ASA	2,176,854
93,470	@@	Telus Corp.	3,619,098
5,900	@, @@	Vimpel-Communications ADR	253,759
583,992	@@	Vodafone Group PLC	1,216,343
			26,882,957
		Water: 0.3%
9,780	@@	Veolia Environnement	541,150
			541,150
		Total Common Stock
		(Cost $149,128,557)	153,070,219

		PORTFOLIO OF INVESTMENTS
ING MFS Utilities Portfolio		as of March 31, 2006 (Unaudited)(continued)
Shares			Value

PREFERRED STOCK: 3.8%

		Electric: 2.7%
76,920		Entergy Corp.	$3,905,998
3,100		NRG Energy, Inc.	740,125
			4,646,123
		Pipelines: 1.1%
1,690	#	El Paso Corp.	1,831,749
			1,831,749
		Total Preffered Stock
		(Cost $6,679,054)	6,477,872

Principal Amount				Value

CORPORATE BONDS/NOTES: 4.7%

		Electric: 2.5%
$1,200,000	#	Allegheny Energy, Inc., 8.250%, due 04/15/12		$1,321,500
167,000	@@	Enersis SA, 7.375%, due 01/15/14		175,040
885,000		NRG Energy, Inc., 7.250%, due 02/01/14		901,594
1,835,000	S	TXU Energy Co. LLC, 7.000%, due 03/15/13		1,913,895
				4,312,029

		Telecommunications: 2.2%
900,000		Citizens Communications Co., 9.000%, due 08/15/31		966,375
1,250,000		Qwest Corp., 8.875%, due 03/15/12		1,403,125
1,330,000	@@	Rogers Cable, Inc., 8.000%, due 12/15/12		1,418,113
				3,787,613

		Total Corporate Bonds/Notes
		(Cost $8,118,739)		8,099,642

		Total Long-Term Investments
		(Cost $163,926,350)		167,647,733

SHORT-TERM INVESTMENT: 1.9%

		Commercial Paper: 1.9%
3,148,000		Citigroup Funding, 4.830%, due 04/03/06		3,146,733

		Total Short-Term Investments
		(Cost $3,147,155)		3,146,733

		Total Investments in Securities
		(Cost $167,073,505)*	99.4%	$170,794,466
		Other Assets and Liabilities—Net	0.6	1,106,498
		Net Assets	100.0%	$171,900,964

@		Non-income producing security
@@		Foreign Issuer
ADR		American Depositary Receipt
GDR		Global Depositary Receipt
#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

PORTFOLIO OF INVESTMENTS
ING MFS Utilities Portfolio	as of March 31, 2006 (Unaudited)(continued)

I	Illiquid Security
S	Segregated securities for certain derivatives, when-issued or delayed delivery securities and forward currency exchange contracts.

*	Cost for federal income tax purposes is $167,544,327.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$8,772,957
	Gross Unrealized Depreciation	(5,522,818)
	Net Unrealized Appreciation	$3,250,139

PORTFOLIO OF INVESTMENTS
ING MFS Utilities Portfolio	as of March 31, 2006 (Unaudited)(continued)

The Fund may invest up to 15% of its net assets in illiquid securities. Pursuant to guidelines adopted by the Fund’s Board, the following securities have been deemed to be illiquid.

	Shares/	Initial			Percent
	Principal	Acquisition			of Net
Security	Amount	Date	Cost	Value	Assets
Rosetta Resources, Inc.	$71,480	08/26/2005	$110,310	$1,286,640	0.7%
			$110,310	$1,286,640	0.7%

		PORTFOLIO OF INVESTMENTS
ING Oppenheimer Main Street Portfolio		as of March 31, 2006 (Unaudited)
Shares			Value

COMMON STOCK: 99.4%

		Advertising: 0.2%
12,700	L	Omnicom Group	$1,057,275
1,300	@	RH Donnelley Corp.	75,699
			1,132,974
		Aerospace/Defense: 3.3%
2,800	@	Alliant Techsystems, Inc.	216,076
3,800	@, L	BE Aerospace, Inc.	95,456
68,200		Boeing Co.	5,314,826
33,500		General Dynamics Corp.	2,143,330
40,200		Lockheed Martin Corp.	3,020,226
46,500	L	Northrop Grumman Corp.	3,175,485
62,500		Raytheon Co.	2,865,000
36,100		United Technologies Corp.	2,092,717
			18,923,116
		Agriculture: 1.8%
103,100	L	Altria Group, Inc.	7,305,666
4,200		Archer-Daniels-Midland Co.	141,330
2,800		Loews Corp.	132,356
12,200		Monsanto Co.	1,033,950
19,200	L	Reynolds America, Inc.	2,025,600
			10,638,902
		Airlines: 0.1%
3,500	@, L	Alaska Air Group, Inc.	124,075
14,800	@, L	AMR Corp.	400,340
6,000	@, L	Continental Airlines, Inc.	161,400
8,700		Southwest Airlines Co.	156,513
			842,328
		Apparel: 0.3%
43,500	@	Coach, Inc.	1,504,230
4,000	L	Jones Apparel Group, Inc.	141,480
400		Nike, Inc.	34,040
1,500		Phillips-Van Heusen	57,315
7,400	@, L	Timberland Co.	253,302
			1,990,367
		Auto Manufacturers: 0.3%
192,600	L	Ford Motor Co.	1,533,096
			1,533,096
		Auto Parts & Equipment: 0.3%
15,600	@, L	Goodyear Tire & Rubber Co.	225,888
17,900		Johnson Controls, Inc.	1,359,147
3,000	@	TRW Automotive Holdings Corp.	69,900
			1,654,935
		Banks: 6.1%
248,008		Bank of America Corp.	11,294,284
46,500		Bank of New York	1,675,860
23,400		BB&T Corp.	917,280

		PORTFOLIO OF INVESTMENTS
ING Oppenheimer Main Street Portfolio		as of March 31, 2006 (Unaudited)(continued)
Shares			Value

COMMON STOCK: 99.4% (continued)

6,900		Comerica, Inc.	$399,993
600		Fremont General Corp.	12,936
23,500		Keycorp	864,800
6,000	L	M&T Bank Corp.	684,840
29,900		Mellon Financial Corp.	1,064,440
43,300		National City Corp.	1,511,170
3,100		North Fork Bancorporation, Inc.	89,373
11,100		Northern Trust Corp.	582,750
8,000		PNC Financial Services Group, Inc.	538,480
18,000	L	Regions Financial Corp.	633,060
22,600		State Street Corp.	1,365,718
17,400		SunTrust Banks, Inc.	1,266,024
7,300		UnionBanCal Corp.	512,168
122,100		US BanCorp.	3,724,050
77,300		Wachovia Corp.	4,332,665
56,200		Wells Fargo & Co.	3,589,494
			35,059,385
		Beverages: 0.9%
900		Brown-Forman Corp.	69,273
50,600		Coca-Cola Co.	2,118,622
14,400		Pepsi Bottling Group, Inc.	437,616
42,700		PepsiCo, Inc.	2,467,633
			5,093,144
		Biotechnology: 1.3%
75,800	@	Amgen, Inc.	5,514,450
10,100	@	Biogen Idec, Inc.	475,710
8,700	@, L	Genentech, Inc.	735,237
5,700	@	Genzyme Corp.	383,154
1,700	@	Millipore Corp.	124,202
			7,232,753
		Building Materials: 0.3%
42,000		Masco Corp.	1,364,580
1,800	L	Texas Industries, Inc.	108,882
4,700	@, L	USG Corp.	446,312
			1,919,774
		Chemicals: 1.0%
6,000	@@	Agrium, Inc.	151,560
66,600		Dow Chemical Co.	2,703,960
19,700		EI Du Pont de Nemours & Co.	831,537
900		FMC Corp.	55,782
1,000		Lubrizol Corp.	42,850
15,500		PPG Industries, Inc.	981,925
18,400		Rohm & Haas Co.	899,208
3,524	@	Tronox, Inc.	59,881
			5,726,703
		Commercial Services: 1.2%
1,800	L	Administaff, Inc.	97,848
2,700	@, L	Apollo Group, Inc.	141,777
6,500	@, L	Career Education Corp.	245,245
128,700		Cendant Corp.	2,232,945
600		Corporate Executive Board Co.	60,540
5,700	@, L	Live Nation, Inc.	113,088
4,700		Manpower, Inc.	268,746
45,600		McKesson Corp.	2,377,128
8,400		Moody’s Corp.	600,264

		PORTFOLIO OF INVESTMENTS
ING Oppenheimer Main Street Portfolio		as of March 31, 2006 (Unaudited)(continued)
Shares			Value

COMMON STOCK: 99.4% (continued)

3,540	@, L	PHH Corp.	$94,518
7,300	@, L	Quanta Services, Inc.	116,946
5,700		Robert Half International, Inc.	220,077
4,300	@, L	United Rentals, Inc.	148,350
			6,717,472
		Computers: 4.7%
28,400	@	Apple Computer, Inc.	1,781,248
34,500	@, L	Brocade Communications Systems, Inc.	230,460
2,500	@, L	CACI International, Inc.	164,375
16,800	@	Cadence Design Systems, Inc.	310,632
6,700	@	Ceridian Corp.	170,515
9,800	@	Computer Sciences Corp.	544,390
175,800	@	Dell, Inc.	5,231,808
7,500	L	Electronic Data Systems Corp.	201,225
219,400	@	EMC Corp.	2,990,422
193,200		Hewlett-Packard Co.	6,356,280
80,500		International Business Machines Corp.	6,638,835
3,500	@, L	Komag, Inc.	166,600
6,500	@, L	Lexmark International, Inc.	294,970
9,800	@, L	NCR Corp.	409,542
7,100	@, L	Network Appliance, Inc.	255,813
6,800	@, L	Palm, Inc.	157,488
600		Reynolds & Reynolds Co.	17,040
20,300	@, L	Synopsys, Inc.	453,705
27,100	@, L	Western Digital Corp.	526,553
			26,901,901
		Cosmetics/Personal Care: 1.6%
33,500		Avon Products, Inc.	1,044,195
4,100		Colgate-Palmolive Co.	234,110
132,532		Procter & Gamble Co.	7,636,494
			8,914,799
		Distribution/Wholesale: 0.1%
2,200	L	Building Materials Holding Corp.	78,408
2,800	L	CDW Corp.	164,780
1,600		Genuine Parts Co.	70,128
2,100	@	Tech Data Corp.	77,511
			390,827
		Diversified Financial Services: 9.6%
2,200	@, L	Accredited Home Lenders Holding Co.	112,596
35,400		American Express Co.	1,860,270
13,700	@, L	AmeriCredit Corp.	421,001
20,840		Ameriprise Financial, Inc.	939,050
3,700		Bear Stearns Cos, Inc.	513,190
26,208	L	Capital One Financial Corp.	2,110,268
106,000		Charles Schwab Corp.	1,824,260
2,400		Chicago Mercantile Exchange	1,074,000
26,600		CIT Group, Inc.	1,423,632
262,200		Citigroup, Inc.	12,383,706
52,200		Countrywide Financial Corp.	1,915,740
36,200		Fannie Mae	1,860,680
23,000		Freddie Mac	1,403,000
32,100		Goldman Sachs Group, Inc.	5,038,416
6,900		Janus Capital Group, Inc.	159,873
184,600		JPMorgan Chase & Co.	7,686,744
26,400		Lehman Brothers Holdings, Inc.	3,815,592

		PORTFOLIO OF INVESTMENTS
ING Oppenheimer Main Street Portfolio		as of March 31, 2006 (Unaudited)(continued)
Shares			Value

COMMON STOCK: 99.4% (continued)

70,100	L	Merrill Lynch & Co., Inc.	$5,521,076
79,800		Morgan Stanley	5,013,036
1,200		T. Rowe Price Group, Inc.	93,852
1,100	@	TD Ameritrade Holding Corp.	22,957
			55,192,939
		Electric: 1.0%
11,000	@	AES Corp.	187,660
4,400		American Electric Power Co., Inc.	149,688
15,400		Constellation Energy Group, Inc.	842,534
30,600		Edison International	1,260,108
3,000		Exelon Corp.	158,700
7,400	L	FirstEnergy Corp.	361,860
46,900		Pacific Gas & Electric Co.	1,824,410
200	L	Pinnacle West Capital Corp.	7,820
2,200		Progress Energy, Inc.	96,756
22,400		TXU Corp.	1,002,624
			5,892,160
		Electrical Components & Equipment: 0.3%
17,700		Emerson Electric Co.	1,480,251
2,900	@	Energizer Holdings, Inc.	153,700
			1,633,951
		Electronics: 0.7%
57,600	@	Agilent Technologies, Inc.	2,162,880
13,100		Applera Corp. - Applied Biosystems Group	355,534
8,400	@	Arrow Electronics, Inc.	271,068
7,000	@, L	Avnet, Inc.	177,660
2,800	@, L	Cymer, Inc.	127,232
9,100	@	Jabil Circuit, Inc.	390,026
600	@, @@	Mettler Toledo International, Inc.	36,204
1,800		PerkinElmer, Inc.	42,246
55,900	@	Sanmina-SCI Corp.	229,190
70,200	@	Solectron Corp.	280,800
3,400	@	Waters Corp.	146,710
			4,219,550
		Engineering & Construction: 0.1%
7,800	@, L	URS Corp.	313,950
			313,950
		Entertainment: 0.1%
10,100	L	International Game Technology	355,722
2,500	@, L	Six Flags Theme Parks, Inc.	25,450
			381,172
		Environmental Control: 0.2%
27,400		Waste Management, Inc.	967,220
			967,220
		Food: 1.5%
9,100		Albertson’s, Inc.	233,597
16,800		Campbell Soup Co.	544,320
9,400		ConAgra Foods, Inc.	201,724
5,500	@	Dean Foods Co.	213,565
2,900		Del Monte Foods Co.	34,394
19,800		General Mills, Inc.	1,003,464
13,200		HJ Heinz Co.	500,544

		PORTFOLIO OF INVESTMENTS
ING Oppenheimer Main Street Portfolio		as of March 31, 2006 (Unaudited)(continued)
Shares			Value

COMMON STOCK: 99.4% (continued)

93,100		Kroger Co.	$1,895,516
700	@, L	Performance Food Group Co.	21,833
6,700	L	Pilgrim’s Pride Corp.	145,189
82,400		Safeway, Inc.	2,069,888
45,600		Sara Lee Corp.	815,328
7,800		Supervalu, Inc.	240,396
7,900		Sysco Corp.	253,195
3,300		Whole Foods Market, Inc.	219,252
100		WM Wrigley Jr. Co.	6,400
			8,398,605
		Forest Products & Paper: 0.1%
4,000		Louisiana-Pacific Corp.	108,800
8,100		MeadWestvaco Corp.	221,211
7,100	L	Weyerhaeuser Co.	514,253
			844,264
		Healthcare — Products: 2.5%
27,200		Baxter International, Inc.	1,055,632
27,500		Becton Dickinson & Co.	1,693,450
25,800	@, L	Boston Scientific Corp.	594,690
1,400		Guidant Corp.	109,284
5,100	@, L	Henry Schein, Inc.	244,086
144,400		Johnson & Johnson	8,551,368
2,300	@, L	Kinetic Concepts, Inc.	94,691
37,500		Medtronic, Inc.	1,903,125
4,300		Mentor Corp.	194,833
2,200	@, L	Techne Corp.	132,308
			14,573,467
		Healthcare — Services: 2.6%
43,400		Aetna, Inc.	2,132,676
4,600	@	Coventry Health Care, Inc.	248,308
1,900	@, L	Genesis HealthCare Corp.	83,486
45,100	L	HCA, Inc.	2,065,129
5,300	@	Health Net, Inc.	269,346
2,300	@, L	Healthways, Inc.	117,162
7,900	@	Humana, Inc.	415,935
2,800		Manor Care, Inc.	124,180
2,500	@, L	Pediatrix Medical Group, Inc.	256,600
23,000		Quest Diagnostics	1,179,900
6,000	@, L	Sierra Health Services	244,200
67,709		UnitedHealth Group, Inc.	3,782,225
2,000	@, L	WellCare Health Plans, Inc.	90,880
50,009	@	WellPoint, Inc.	3,872,197
			14,882,224
		Home Builders: 0.0%
600		Beazer Homes USA, Inc.	39,420
1,300	L	Lennar Corp.	78,494
			117,914
		Home Furnishings: 0.0%
1,000	L	Whirlpool Corp.	91,470
			91,470
		Household Products/Wares: 0.1%
4,200	L	American Greetings	90,804
3,700		Kimberly-Clark Corp.	213,860

		PORTFOLIO OF INVESTMENTS
ING Oppenheimer Main Street Portfolio		as of March 31, 2006 (Unaudited)(continued)
Shares			Value

COMMON STOCK: 99.4% (continued)

3,100	L	Scotts Co.	$141,856
			446,520
		Insurance: 5.8%
9,400	@@	ACE Ltd.	488,894
16,400	L	Aflac, Inc.	740,132
48,500		Allstate Corp.	2,527,335
100,700		American International Group, Inc.	6,655,263
3,700	L	AmerUs Group Co.	222,888
41,600		AON Corp.	1,726,816
16,800		Chubb Corp.	1,603,392
18,500		Cigna Corp.	2,416,470
8,000		Fidelity National Financial, Inc.	284,240
1,942	L	Fidelity National Title Group, Inc.	44,219
60,000		Genworth Financial, Inc.	2,005,800
900		Hanover Insurance Group, Inc.	47,178
26,000		Hartford Financial Services Group, Inc.	2,094,300
200		Jefferson-Pilot Corp.	11,188
900	L	Landamerica Financial Group, Inc.	61,065
700		Lincoln National Corp.	38,213
4,500		Loews Corp.	455,400
5,400		MBIA, Inc.	324,702
44,300	L	Metlife, Inc.	2,142,791
4,700		MGIC Investment Corp.	313,161
3,600		PMI Group, Inc.	165,312
43,300		Principal Financial Group	2,113,040
11,100		Progressive Corp.	1,157,286
28,200		Prudential Financial, Inc.	2,137,842
5,100		Radian Group, Inc.	307,275
2,100		Safeco Corp.	105,441
64,000		St. Paul Cos.	2,674,560
3,800		Stancorp Financial Group, Inc.	205,618
2,200		Zenith National Insurance Corp.	105,886
			33,175,707
		Internet: 1.2%
9,300	@, @@, L	Check Point Software Technologies	186,186
3,800	@, L	Checkfree Corp.	191,900
3,200	@, L	Digital River, Inc.	139,552
18,400	@, L	Earthlink, Inc.	175,720
27,100	@, L	eBay, Inc.	1,058,526
4,200	@	Google, Inc.	1,638,000
6,000	@, L	Internet Security Systems	143,880
9,600	@, L	McAfee, Inc.	233,568
107,700	@, L	Symantec Corp.	1,812,591
16,000		United Online, Inc.	205,760
3,400	@, L	Websense, Inc.	93,772
39,000	@, L	Yahoo!, Inc.	1,258,140
			7,137,595
		Iron/Steel: 0.6%
14,800	@, L	AK Steel Holding Corp.	222,000
2,600	L	Carpenter Technology	245,752
23,900		Nucor Corp.	2,504,481
3,800	L	Reliance Steel & Aluminum Co.	356,896
2,800		Steel Dynamics, Inc.	158,844
700	L	United States Steel Corp.	42,476
			3,530,449

		PORTFOLIO OF INVESTMENTS
ING Oppenheimer Main Street Portfolio		as of March 31, 2006 (Unaudited)(continued)
Shares			Value

COMMON STOCK: 99.4% (continued)

		Leisure Time: 0.3%
28,900	L	Harley-Davidson, Inc.	$1,499,332
10,900		Sabre Holdings Corp.	256,477
			1,755,809
		Lodging: 0.0%
2,200		Choice Hotels International, Inc.	100,716
			100,716
		Machinery — Construction & Mining: 0.4%
25,900		Caterpillar, Inc.	1,859,879
4,200	@, L	Terex Corp.	332,808
			2,192,687
		Machinery — Diversified: 0.6%
18,400		Deere & Co.	1,454,520
5,500	@	Flowserve Corp.	320,870
25,300		Rockwell Automation, Inc.	1,819,323
			3,594,713
		Media: 2.6%
74,600		Clear Channel Communications, Inc.	2,164,146
29,400		Gannett Co., Inc.	1,761,648
83,500	@	Liberty Media Corp.	685,535
15,800		McGraw-Hill Cos, Inc.	910,396
86,700		News Corp., Inc.	1,440,087
197,400		Time Warner, Inc.	3,314,346
47,500		Viacom, Inc. - Class B	1,139,050
47,500	@	Viacom, Inc.	1,843,000
69,700		Walt Disney Co.	1,943,933
			15,202,141
		Metal Fabricate/Hardware: 0.2%
2,600		Commercial Metals Co.	139,074
2,300	@, L	NS Group, Inc.	105,869
8,200		Precision Castparts Corp.	487,080
2,400	L	Quanex Corp.	159,912
4,000	L	Worthington Industries	80,240
			972,175
		Mining: 0.5%
29,900	L	Freeport-McMoRan Copper & Gold, Inc.	1,787,123
16,600		Phelps Dodge Corp.	1,336,798
			3,123,921
		Miscellaneous Manufacturing: 4.4%
18,900		3M Co.	1,430,541
9,800		Danaher Corp.	622,790
1,700		Eaton Corp.	124,049
452,700		General Electric Co.	15,744,906
40,900		Honeywell International, Inc.	1,749,293
22,900		Illinois Tool Works, Inc.	2,205,499
32,800	@@	Ingersoll-Rand Co.	1,370,712
3,200		ITT Industries, Inc.	179,904
2,800		Parker Hannifin Corp.	225,708
3,600		Roper Industries, Inc.	175,068
5,700		SPX Corp.	304,494
600		Teleflex, Inc.	42,978
48,800	@@, L	Tyco International Ltd.	1,311,744
			25,487,686

		PORTFOLIO OF INVESTMENTS
ING Oppenheimer Main Street Portfolio		as of March 31, 2006 (Unaudited)(continued)
Shares			Value

COMMON STOCK: 99.4% (continued)

		Office/Business Equipment: 0.4%
4,200		Pitney Bowes, Inc.	$180,306
124,700	@, L	Xerox Corp.	1,895,440
			2,075,746
		Oil & Gas: 11.1%
11,100		Amerada Hess Corp.	1,580,640
27,800		Anadarko Petroleum Corp.	2,808,078
33,200		Apache Corp.	2,174,932
32,500		Burlington Resources, Inc.	2,987,075
13,500	@@	Canadian Natural Resources Ltd.	751,029
124,494		ChevronTexaco Corp.	7,216,917
3,100	@, L	Comstock Resources, Inc.	92,039
100,000	L	ConocoPhillips	6,315,000
49,100	L	Devon Energy Corp.	3,003,447
29,000		EOG Resources, Inc.	2,088,000
316,200		Exxon Mobil Corp.	19,243,931
1,500	@, L	Giant Industries, Inc.	104,310
13,400	@, L	Grey Wolf, Inc.	99,696
3,900	@, L	KCS Energy, Inc.	101,400
17,479		Kerr-McGee Corp.	1,668,895
28,300		Marathon Oil Corp.	2,155,611
30,996		Occidental Petroleum Corp.	2,871,779
38,100	@, @@	Paramount Resources Ltd.	1,360,248
2,400	@	Remington Oil & Gas Corp.	103,728
22,500		Sunoco, Inc.	1,745,325
2,500	@, L	Swift Energy Co.	93,650
10,400	@@	Talisman Energy, Inc.	552,896
4,900		Tesoro Petroleum Corp.	334,866
16,500	@, L	Transocean, Inc.	1,324,950
35,042		Valero Energy Corp.	2,094,811
2,400	@, L	Whiting Petroleum Corp.	98,376
27,000		XTO Energy, Inc.	1,176,390
			64,148,019
		Oil & Gas Services: 0.2%
4,300	L	Halliburton Co.	313,986
2,100	@, L	Lone Star Technologies	116,361
2,800		Schlumberger Ltd.	354,396
1,400	@, L	Universal Compression Holdings, Inc.	70,938
2,800	@	Veritas DGC, Inc.	127,092
			982,773
		Packaging & Containers: 0.0%
3,600	L	Sealed Air Corp.	208,332
			208,332
		Pharmaceuticals: 5.9%
27,900		Abbott Laboratories	1,184,913
6,300	@, L	Abgenix, Inc.	141,750
5,700	@, L	Alkermes, Inc.	125,685
13,500		Allergan, Inc.	1,464,750
3,200	L	Alpharma, Inc.	85,824
8,600	L	AmerisourceBergen Corp.	415,122
3,600	@	Andrx Corp.	85,464
49,500		Bristol-Myers Squibb Co.	1,218,195
37,800		Cardinal Health, Inc.	2,816,856
54,600	@	Caremark Rx, Inc.	2,685,228
2,700	@, L	Endo Pharmaceuticals Holdings, Inc.	88,587

		PORTFOLIO OF INVESTMENTS
ING Oppenheimer Main Street Portfolio		as of March 31, 2006 (Unaudited)(continued)
Shares			Value

COMMON STOCK: 99.4% (continued)

18,200	@, L	Express Scripts, Inc.	$1,599,780
28,800	@	Forest Laboratories, Inc.	1,285,344
29,000	@	Gilead Sciences, Inc.	1,804,380
17,100	@	King Pharmaceuticals, Inc.	294,975
3,700	@	Kos Pharmaceuticals, Inc.	176,749
33,900	@	Medco Health Solutions, Inc.	1,939,758
1,100		Medicis Pharmaceutical	35,860
129,400		Merck & Co., Inc.	4,558,762
350,500		Pfizer, Inc.	8,734,460
400	@, L	Sepracor, Inc.	19,524
7,000	@	Watson Pharmaceuticals, Inc.	201,180
64,100		Wyeth	3,110,132
			34,073,278
		Retail: 6.1%
10,400		American Eagle Outfitters	310,544
2,900	@	AnnTaylor Stores Corp.	106,691
13,100	@, L	Autonation, Inc.	282,305
6,100		Barnes & Noble, Inc.	282,125
11,700	@	Bed Bath & Beyond, Inc.	449,280
37,250	L	Best Buy Co., Inc.	2,083,393
4,300	@	Chico’s FAS, Inc.	174,752
2,100	@, L	Childrens Place	121,590
9,500		Circuit City Stores, Inc.	232,560
5,300		Claire’s Stores, Inc.	192,443
14,900	L	Costco Wholesale Corp.	806,984
1,400		Dollar General Corp.	24,738
9,100	@	Dollar Tree Stores, Inc.	251,797
20,200		Federated Department Stores	1,474,600
90,200		Gap, Inc.	1,684,936
115,400	L	Home Depot, Inc.	4,881,420
36,200		JC Penney Co., Inc.	2,186,842
17,600	@, L	Kohl’s Corp.	932,976
46,100		Lowe’s Cos., Inc.	2,970,684
47,500		McDonald’s Corp.	1,632,100
4,950	L	Men’s Wearhouse, Inc.	177,903
45,600		Nordstrom, Inc.	1,786,608
28,900	@	Office Depot, Inc.	1,076,236
400	@	Payless Shoesource, Inc.	9,156
2,800	@, L	Sports Authority, Inc.	103,320
96,900		Staples, Inc.	2,472,888
7,900	@	Starbucks Corp.	297,356
2,800	L	Talbots, Inc.	75,236
39,400		Target Corp.	2,049,194
900		Tiffany & Co.	33,786
29,800		TJX Cos., Inc.	739,636
3,000	@	Too, Inc.	103,050
75,500		Wal-Mart Stores, Inc.	3,566,620
8,100		Walgreen Co.	349,353
24,600		Yum! Brands, Inc.	1,201,956
1,900	@, L	Zale Corp.	53,257
			35,178,315
		Savings & Loans: 0.3%
8,600		Astoria Financial Corp.	266,256
8,100		Golden West Financial Corp.	549,990
20,763	L	Washington Mutual, Inc.	884,919
			1,701,165

		PORTFOLIO OF INVESTMENTS
ING Oppenheimer Main Street Portfolio		as of March 31, 2006 (Unaudited)(continued)
Shares			Value

COMMON STOCK: 99.4% (continued)

		Semiconductors: 4.7%
44,300	@	Advanced Micro Devices, Inc.	$1,468,988
53,400		Analog Devices, Inc.	2,044,686
123,200		Applied Materials, Inc.	2,157,232
41,550	@	Broadcom Corp.	1,793,298
5,400	@, L	Emulex Corp.	92,286
67,030	@	Freescale Semiconductor, Inc.	1,861,423
406,300		Intel Corp.	7,861,905
10,600		Intersil Corp.	306,552
24,300	L	Kla-Tencor Corp.	1,175,148
7,700	@, L	Lam Research Corp.	331,100
9,400		Linear Technology Corp.	329,752
32,100	@	LSI Logic Corp.	371,076
5,300	@, L	Micrel, Inc.	78,546
9,900		Microchip Technology, Inc.	359,370
3,100	@, L	Microsemi Corp.	90,241
14,200		National Semiconductor Corp.	395,328
10,700	@, L	Novellus Systems, Inc.	256,800
9,000	@, L	Nvidia Corp.	515,340
6,200	@, L	Omnivision Technologies, Inc.	187,240
13,800	@	QLogic Corp.	267,030
154,600		Texas Instruments, Inc.	5,019,862
1,700	@	Zoran Corp.	37,196
			27,000,399
		Software: 4.6%
10,000	@, L	Adobe Systems, Inc.	349,200
32,200	@	Autodesk, Inc.	1,240,344
1,300		Automatic Data Processing, Inc.	59,384
27,600	@	BEA Systems, Inc.	362,388
13,500	@	BMC Software, Inc.	292,410
65,200	L	CA, Inc.	1,774,092
6,800	@	Citrix Systems, Inc.	257,720
30,800	@	Compuware Corp.	241,164
500	@	CSG Systems International	11,630
2,000	@	D&B Corp.	153,360
5,400		Fair Isaac Corp.	213,948
75,800		First Data Corp.	3,548,956
7,600	@	Fiserv, Inc.	323,380
3,700		Global Payments, Inc.	196,137
7,050	@	Hyperion Solutions Corp.	229,830
3,700		IMS Health, Inc.	95,349
6,800	@, L	Intuit, Inc.	361,692
472,200		Microsoft Corp.	12,848,562
1,200	@, L	MicroStrategy, Inc.	126,348
32,400	@	Novell, Inc.	248,832
220,400	@	Oracle Corp.	3,017,276
7,000	@	Parametric Technology Corp.	114,310
11,200	@, L	Red Hat, Inc.	313,376
			26,379,688
		Telecommunications: 6.3%
6,500		Adtran, Inc.	170,170
22,900	@, L	American Tower Corp.	694,328
96,149	L	AT&T, Inc.	2,599,869
17,500	@, L	Avaya, Inc.	197,750
69,600		BellSouth Corp.	2,411,640
7,100	L	CenturyTel, Inc.	277,752
323,300	@	Cisco Systems, Inc.	7,005,911
43,000	@	Corning, Inc.	1,157,130

		PORTFOLIO OF INVESTMENTS
ING Oppenheimer Main Street Portfolio		as of March 31, 2006 (Unaudited)(continued)
Shares			Value

COMMON STOCK: 99.4% (continued)

7,500	@, L	Crown Castle International Corp.	$212,625
12,500	@, L	Dobson Communications Corp.	100,250
27,000	@, L	Juniper Networks, Inc.	516,240
499,400	@, L	Lucent Technologies, Inc.	1,523,170
204,800		Motorola, Inc.	4,691,968
2,000	@	Polycom, Inc.	43,360
82,100	L	Qualcomm, Inc.	4,155,081
245,600	@, L	Qwest Communications International, Inc.	1,670,080
171,487	L	Sprint Corp. - FON Group	4,431,224
130,400		Verizon Communications, Inc.	4,441,424
			36,299,972
		Toys/Games/Hobbies: 0.0%
11,100		Hasbro, Inc.	234,210
			234,210
		Transportation: 0.9%
22,600		Burlington Northern Santa Fe Corp.	1,883,258
8,200		CSX Corp.	490,360
1,500		FedEx Corp.	169,410
1,600	@, L	General Maritime Corp.	53,344
3,200		Landstar System, Inc.	141,184
39,800		Norfolk Southern Corp.	2,151,986
2,900	@@, L	OMI Corp.	52,258
4,400	L	Overseas Shipholding Group	210,892
3,500	L	United Parcel Service, Inc.	277,830
			5,430,522
		Total Common Stock
		(Cost $518,219,550)	572,613,900

Principal Amount			Value

SHORT-TERM INVESTMENTS: 13.9%

	U.S. Government Agency Obligations: 0.3%
$1,954,000	Federal Home Loan Bank, 4.400%, due 04/03/06		$1,953,284

	Total U.S. Government Agency Obligations
	(Cost $1,953,284)		1,953,284

	Securities Lending CollateralCC: 13.6%
78,234,619	The Bank of New York Institutional Cash Reserve Fund		78,234,619

	Total Securities Lending Collateral
	(Cost $78,234,619)		78,234,619

	Total Short-Term Investments
	(Cost $80,187,903)		80,187,903

	Total Investments in Securities
	(Cost $598,407,453)*	113.3%	$652,801,803
	Other Assets and Liabilities—Net	(13.3)	(76,833,617)
	Net Assets	100.0%	$575,968,186

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Main Street Portfolio	as of March 31, 2006 (Unaudited)(continued)

cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at March 31, 2006.

*	Cost for federal income tax purposes is $600,973,931.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$63,207,429
	Gross Unrealized Depreciation	(11,379,557)
	Net Unrealized Appreciation	$51,827,872

		PORTFOLIO OF INVESTMENTS
ING PIMCO Core Bond Portfolio		as of March 31, 2006 (Unaudited)
Principal Amount			Value
CORPORATE BONDS/NOTES: 3.9%

		Aerospace/Defense: 0.2%
$1,900,000	@@, #, S	BAE Systems Holdings, Inc., 5.149%, due 08/15/08	$1,903,433
			1,903,433
		Airlines: 0.2%
1,550,000	L	Continental Airlines, Inc., 7.056%, due 09/15/09	1,599,810
215,525		United Airlines, Inc., 9.350%, due 04/07/16	77,724
			1,677,534
		Auto Manufacturers: 0.2%
2,100,000	@@	DaimlerChrysler NA Holding Corp., 5.380%, due 05/24/06	2,100,723
			2,100,723
		Banks: 0.1%
1,500,000	@@, #	Resona Bank Ltd., 5.850%, due 09/29/49	1,458,209
			1,458,209
		Chemicals: 0.2%
394,000	@@	SigmaKalon Group BV, 4.742%, due 06/30/12	471,011
900,000	@@	SigmaKalon Group BV, 5.242%, due 09/19/12	1,086,283
900,000	@@	SigmaKalon Group BV, 5.742%, due 09/19/13	1,097,182
			2,654,476
		Diversified Financial Services: 0.3%
1,400,000	S, L	CIT Group, Inc., 7.750%, due 04/02/12	1,545,004
900,000	S	Citigroup, Inc., 5.625%, due 08/27/12	906,093
600,000		Ford Motor Credit Co., 7.000%, due 10/01/13	537,395
600,000		Morgan Stanley, 5.300%, due 03/01/13	587,632
			3,576,124
		Electric: 0.6%
1,000,000	S	Entergy Gulf States, Inc., 3.600%, due 06/01/08	956,885
3,300,000	S	Midwest Generation LLC, 8.300%, due 07/02/09	3,411,907
2,800,000		NRG Energy, Inc., 7.375%, due 02/01/16	2,866,500
			7,235,292
		Food: 0.1%
1,000,000		Roundy’s, Inc., 7.720%, due 10/27/11	1,014,792
			1,014,792
		Forest Products & Paper: 0.2%
231,919	@@	Kappa-Jefferson Corp., 5.216%, due 11/29/13	284,474
67,021	@@	Kappa-Jefferson Corp., 5.386%, due 11/29/13	82,301
801,060	@@	Kappa-Jefferson Corp., 5.471%, due 11/29/13	982,588
67,021	@@	Kappa-Jefferson Corp., 5.886%, due 11/29/13	82,301
231,919	@@	Kappa-Jefferson Corp., 5.966%, due 11/29/14	285,176
801,060	@@	Kappa-Jefferson Corp., 5.971%, due 11/29/14	985,010
			2,701,850
		Healthcare — Services: 0.2%
2,390,000		HCA, Inc., 5.250%, due 11/06/08	2,360,861
			2,360,861

		PORTFOLIO OF INVESTMENTS
ING PIMCO Core Bond Portfolio		as of March 31, 2006 (Unaudited)(continued)
Principal Amount			Value
CORPORATE BONDS/NOTES: 3.9% (continued)

		Media: 0.2%
$2,100,000	@@	UPC Broadband, 5.139%, due 04/01/10	$2,547,668
			2,547,668
		Oil & Gas: 0.4%
500,000	@@, S	Conoco Funding Co., 6.350%, due 10/15/11	521,936
1,400,000	@@	Pemex Project Funding Master Trust, 7.375%, due 12/15/14	1,498,000
2,200,000	@@	Pemex Project Funding Master Trust, 8.625%, due 02/01/22	2,601,500
350,000		Pemex Project Funding Master Trust, 9.250%, due 03/30/18	431,375
			5,052,811
		Pipelines: 0.3%
150,000	#	El Paso Corp., 7.750%, due 06/15/10	155,438
875,000	L	El Paso Corp., 7.750%, due 01/15/32	885,937
925,000	S	El Paso Corp., 7.800%, due 08/01/31	934,250
1,300,000	#, S	Williams Cos, Inc., 6.375%, due 10/01/10	1,293,500
			3,269,125
		Telecommunications: 0.7%
450,000	S	AT&T Corp., 9.050%, due 11/15/11	487,016
1,000,000	I	Charter Communications, Inc., 7.920%, due 04/26/11	1,010,368
1,500,000	@@	Eutelsat Communications, 5.086%, due 04/04/13	1,828,489
200,000	L	Qwest Capital Funding, Inc., 7.000%, due 08/03/09	204,000
600,000		Qwest Communications International, Inc., 7.500%, due 02/15/14	621,000
950,000		Qwest Corp., 8.875%, due 03/15/12	1,066,375
500,000	@@	Satbirds Finance SARL, 5.086%, due 04/04/13	609,497
1,900,000		SBC Communications, Inc., 4.125%, due 09/15/09	1,818,348
			7,645,093

		Total Corporate Bonds/Notes
		(Cost $44,433,712)	45,197,991

U.S. GOVERNMENT AGENCY OBLIGATIONS: 53.3%

		Agency Collateral CMO: 0.6%
4,000,451		4.818%, due 10/25/44	4,025,538
921,928		5.000%, due 09/15/16	916,137
34,331		5.076%, due 05/25/34	34,228
154,212		5.099%, due 12/15/29	154,939
452,085		5.318%, due 03/25/17	456,876
580,635		5.718%, due 04/25/32	592,926
136,286		8.250%, due 08/15/21	136,267
			6,316,911
		Agency Collateral PAC CMO: 3.6%
2,731,898	S	2.750%, due 02/15/12	2,714,530
2,215,405		3.500%, due 03/15/10	2,207,947
6,160,200		3.500%, due 05/15/19	6,069,167
367,645		3.500%, due 07/15/32	348,533
2,937,467	S	4.000%, due 08/25/09	2,922,871
2,007,691		4.000%, due 06/15/22	1,977,637
3,185,009		5.000%, due 05/15/18	3,177,714
21,711,627		5.000%, due 12/15/23	21,538,089
74,853		5.500%, due 07/15/31	74,766
			41,031,254

		PORTFOLIO OF INVESTMENTS
ING PIMCO Core Bond Portfolio		as of March 31, 2006 (Unaudited)(continued)
Principal Amount			Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 53.3% (continued)

		Federal Government Loan Mortgage Corporation: 2.5%
$978,581		5.000%, due 08/01/35	$931,624
1,468,416		5.000%, due 09/01/35	1,397,955
1,438,698		5.500%, due 03/01/23	1,418,746
2,500,000	W	5.500%, due 04/01/33	2,441,405
8,819,484		5.500%, due 05/01/35	8,616,437
336,519	S	5.500%, due 07/01/07	337,741
3,168,590		5.500%, due 09/01/19	3,149,078
1,949,279		6.000%, due 01/01/22	1,963,511
2,431,288		6.000%, due 03/01/22	2,448,073
5,753,245		6.000%, due 10/01/22	5,792,964
57,400		6.500%, due 07/01/19	58,972
			28,556,506
		Federal Home Loan Mortgage Corporation: 2.2%
21,570,823		4.717%, due 06/01/35	21,737,128
100,976	S	5.913%, due 06/01/24	103,007
227,642		5.920%, due 11/01/31	226,839
3,488,321	S	6.042%, due 01/01/29	3,565,824
			25,632,798
		Federal National Mortgage Association: 44.1%
12,379,048		3.854%, due 10/01/33	12,078,890
13,359,536		4.193%, due 11/01/34	13,153,625
3,908,780	S	4.617%, due 08/01/35	3,881,843
145,235		4.634%, due 05/01/36	145,968
4,795,428		4.669%, due 10/01/35	4,753,956
9,649,839		4.670%, due 10/01/35	9,565,874
5,026,856		4.721%, due 10/01/35	5,000,975
3,664,902		4.845%, due 02/01/34	3,610,869
809,938		4.950%, due 08/01/42	812,627
1,062,016		4.951%, due 08/01/42	1,068,181
3,168,419		4.951%, due 10/01/44	3,183,391
4,741,497	S	4.993%, due 09/01/34	4,672,501
228,155		5.000%, due 05/01/18	222,957
1,104,102		5.000%, due 12/01/18	1,078,947
52,546		5.000%, due 01/01/19	51,349
693,196		5.000%, due 02/01/19	677,187
164,409		5.000%, due 07/01/19	160,481
4,100,000	S	5.000%, due 07/29/19	3,953,577
587,058		5.000%, due 08/01/19	573,035
886,775		5.000%, due 10/01/19	865,593
795,091		5.000%, due 11/01/19	776,099
2,725,537		5.000%, due 12/01/19	2,660,434
911,381		5.000%, due 02/01/20	889,190
533,738		5.000%, due 04/01/20	520,742
32,000,000	W	5.000%, due 04/15/21	31,200,000
3,600,000	W	5.000%, due 05/01/35	3,425,623
467,372		5.000%, due 07/01/35	445,200
1,968,584	S	5.000%, due 08/01/35	1,875,197
2,589,484		5.000%, due 08/01/35	2,466,643
162,659		5.000%, due 09/01/35	154,943
152,454		5.500%, due 01/01/14	151,960
136,824		5.500%, due 12/01/14	136,439
30,650		5.500%, due 06/01/16	30,516
228,361		5.500%, due 03/01/17	227,278
209,667		5.500%, due 01/01/18	208,673
183,453		5.500%, due 01/01/32	179,563
616,842		5.500%, due 10/01/32	603,764
1,425,957		5.500%, due 01/01/33	1,395,583
9,271,794		5.500%, due 02/01/33	9,071,656

		PORTFOLIO OF INVESTMENTS
ING PIMCO Core Bond Portfolio		as of March 31, 2006 (Unaudited)(continued)
Principal Amount			Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 53.3% (continued)

$20,823		5.500%, due 04/01/33	$20,373
7,104,245	S	5.500%, due 05/01/33	6,950,662
2,162,665		5.500%, due 06/01/23	2,132,226
1,844,996		5.500%, due 10/01/33	1,805,110
1,184,036		5.500%, due 11/01/33	1,158,439
5,161,583		5.500%, due 12/01/33	5,049,998
5,550,600	S	5.500%, due 12/01/33	5,430,605
1,458,348		5.500%, due 01/01/34	1,426,358
3,066,897		5.500%, due 02/01/24	3,023,731
6,095,516	S	5.500%, due 09/01/34	5,960,615
7,649,641		5.500%, due 09/01/34	7,480,345
5,135,199		5.500%, due 11/01/34	5,021,551
1,607,639	S	5.500%, due 11/01/34	1,572,060
490,815	S	5.500%, due 11/01/34	479,953
3,250,064		5.500%, due 12/01/34	3,178,136
3,075,802	S	5.500%, due 12/01/34	3,007,731
6,256,723		5.500%, due 01/01/35	6,116,770
24,599,917		5.500%, due 02/01/35	24,052,110
34,342,086	S	5.500%, due 02/01/35	33,582,055
1,501,676	S	5.500%, due 03/01/35	1,468,442
21,595,629		5.500%, due 03/01/35	21,103,703
4,593,683		5.500%, due 04/01/35	4,489,769
80,200,000	W	5.500%, due 05/01/35	78,220,022
1,071,755		5.500%, due 05/01/35	1,046,799
127,246		5.500%, due 06/01/35	124,283
11,316,080		5.500%, due 06/01/35	11,052,582
1,654,226	S	5.500%, due 07/01/35	1,615,707
16,850,972		5.500%, due 07/01/35	16,460,056
32,565,812		5.500%, due 08/01/35	31,807,507
31,509,548	S	5.500%, due 09/01/35	30,775,839
3,712,970	S	5.500%, due 09/01/35	3,626,513
1,877,291	S	5.500%, due 09/01/35	1,833,578
6,708,989		5.500%, due 09/01/35	6,552,769
43,900,000	W	5.500%, due 04/15/36	42,857,375
1,103,068		5.529%, due 12/01/36	1,103,174
5,929,526	S	6.000%, due 06/01/22	5,967,008
688,028		6.000%, due 09/01/22	692,377
688,598		6.000%, due 10/01/22	692,951
1,369,083	S	6.000%, due 01/01/23	1,377,737
11,392		6.500%, due 11/01/15	11,669
145,681		6.500%, due 09/01/16	149,212
85,381		6.500%, due 02/01/17	87,451
15,320		6.500%, due 03/01/17	15,692
180,551		6.500%, due 04/01/17	184,934
1,086		6.500%, due 06/01/29	1,114
			506,698,420
		Government National Mortgage Association: 0.3%
695,853		4.375%, due 01/20/27	692,261
511,232		4.375%, due 05/20/29	508,416
442,553		4.375%, due 04/20/30	444,750
706,068		4.750%, due 08/20/27	711,893
894,698		5.125%, due 10/20/29	893,887
			3,251,207

		Total U.S. Government Agency Obligations
		(Cost $622,777,173)	611,487,096

		PORTFOLIO OF INVESTMENTS
ING PIMCO Core Bond Portfolio		as of March 31, 2006 (Unaudited)(continued)
Principal Amount			Value
U.S. TREASURY OBLIGATIONS: 9.5%

		U.S. Treasury Bond: 3.3%
$4,400,000	L	6.250%, due 08/15/23	$4,991,598
1,400,000		7.250%, due 08/15/22	1,736,547
18,300,000		8.750%, due 05/15/17	24,157,446
5,400,000	S	8.875%, due 08/15/17	7,211,954
			38,097,545
		U.S. Treasury Inflation-Indexed Bond: 4.2%
6,100,000		1.875%, due 07/15/13	6,397,536
3,100,000	L	1.875%, due 07/15/15	3,040,424
5,100,000	S, L	2.000%, due 07/15/14	5,234,264
6,900,000	L	2.000%, due 01/15/16	6,689,470
21,000,000	L	3.375%, due 01/15/07	26,573,352
			47,935,046
		U.S. Treasury Note: 2.0%
11,900,000		4.000%, due 11/15/12	11,330,109
2,200,000	L	4.250%, due 11/15/13	2,113,720
10,000,000		4.250%, due 11/15/14	9,560,940
			23,004,769
		Total U.S. Treasury Obligations
		(Cost $111,877,098)	109,037,360

ASSET-BACKED SECURITIES: 1.0%

		Automobile Asset Backed Securities: 0.1%
539,344		Daimler Chrysler Auto Trust, 3.750%, due 12/08/07	538,213
			538,213
		Home Equity Asset Backed Securities: 0.9%
1,942,749	S	ACE Securities Corp., 4.928%, due 10/25/35	1,944,323
132,812	S	Advanta Mortgage Loan Trust, 5.193%, due 11/25/29	133,024
3,967,988		Argent Securities, Inc., 4.918%, due 11/25/35	3,971,205
3,290,230		Argent Securities, Inc., 4.938%, due 10/25/35	3,292,664
422,972		Renaissance Home Equity Loan Trust, 5.258%, due 08/25/33	424,186
884,337		Residential Asset Securities Corp., 4.908%, due 04/25/35	885,004
			10,650,406
		Total Asset-Backed Securities
		(Cost $11,180,615)	11,188,619

COLLATERALIZED MORTGAGE OBLIGATIONS: 8.7%

		Agency Collateral CMO: 0.7%
8,153,866		FHLMC Structured Pass Through Securities, 5.018%, due 07/25/44	8,195,888
			8,195,888
		Agency Collateral PAC CMO: 0.1%
1,067,083		Fannie Mae, 3.500%, due 04/25/17	1,056,434
			1,056,434
		Commercial Mortgage Backed Securities: 0.4%
4,200,000	#, S	Commercial Mortgage Pass Through Certificates, 4.929%, due 03/15/20	4,202,079
167,920	#, S	Credit Suisse First Boston, 0.000%, due 08/25/33	168,524
			4,370,603

		PORTFOLIO OF INVESTMENTS
ING PIMCO Core Bond Portfolio		as of March 31, 2006 (Unaudited)(continued)
Principal Amount			Value
COLLATERALIZED MORTGAGE OBLIGATIONS: 8.7% (continued)
		Federal Housing Administration: 0.0%
$552,196		Federal Housing Administration, 8.175%, due 03/01/27	$558,827
			558,827
		Whole Loan Collateral CMO: 6.8%
3,403,180		Adjustable Rate Mortgage Trust, 4.616%, due 05/25/35	3,337,894
4,343,422		American Home Mortgage Investment Trust, 4.390%, due 02/25/45	4,228,335
5,100,000		American Home Mortgage Investment Trust, 4.550%, due 02/25/44	4,953,632
4,679,212	S	Banc of America Funding Corp., 4.115%, due 05/25/35	4,532,051
2,120,938		Banc of America Mortgage Securities, 5.000%, due 05/25/34	2,038,207
4,651,161		Bear Stearns Adjustable Rate Mortgage Trust, 4.750%, due 10/25/35	4,584,219
3,220,490	S	Bear Stearns Alt-A Trust, 5.415%, due 05/25/35	3,203,801
7,583,354	I	Countrywide Alternative Loan Trust, 0.182%, due 05/25/35	55,632
9,665,295		Countrywide Alternative Loan Trust, 4.986%, due 11/20/35	9,672,737
2,656,745		Countrywide Home Loan Mortgage Pass Through Trust, 5.138%, due 03/25/35	2,662,652
7,743,242	#, S	Countrywide Home Loan Mortgage Pass Through Trust, 5.158%, due 06/25/35	7,772,970
836,120	STRIP	CS First Boston Mortgage Securities Corp., 5.750%, due 09/22/17	816,255
3,412,334		Downey Savings & Loan Association Mortgage Loan Trust, 5.842%, due 07/19/44	3,458,775
87,189,196	STRIP, I	First Horizon Alternative Mortgage Securities, 0.000%, due 01/25/36	170,525
2,504,645		First Horizon Alternative Mortgage Securities, 4.506%, due 03/25/35	2,464,751
499		First Nationwide Trust, 8.500%, due 09/25/31	498
2,096,588		GMAC Mortgage Corp. Loan Trust, 5.500%, due 09/25/34	2,068,754
4,651,908		GSR Mortgage Loan Trust, 4.540%, due 09/25/35	4,548,113
156,789		GSR Mortgage Loan Trust, 6.000%, due 03/25/32	155,769
127,942	#	Nomura Asset Acceptance Corp., 7.000%, due 02/19/30	131,156
301,218		Sequoia Mortgage Trust, 5.126%, due 07/20/33	302,854
5,700,000		Structured Asset Mortgage Investments, Inc., 0.000%, due 03/25/36	5,700,000
1,490,139		Structured Asset Mortgage Investments, Inc., 5.426%, due 03/25/32	1,500,006
585,047		Washington Mutual, Inc., 4.597%, due 02/27/34	574,454
490,749		Washington Mutual, Inc., 5.018%, due 08/25/42	486,066
3,560,991	S	Washington Mutual, Inc., 5.088%, due 12/25/27	3,560,674
2,610,917		Washington Mutual, Inc., 5.128%, due 01/25/45	2,623,305
181,938		Washington Mutual, Inc., 5.129%, due 10/25/32	180,930
533,701		Washington Mutual, Inc., 5.151%, due 06/25/42	536,335
1,250,308		Wells Fargo Mortgage Backed Securities Trust, 3.989%, due 12/25/34	1,215,666
			77,537,016
		Whole Loan Collateral PAC: 0.7%
1,196,691	S	Residential Accredit Loans, Inc., 5.218%, due 03/25/33	1,200,163
12,052		Residential Accredit Loans, Inc., 5.500%, due 06/25/17	12,030
933,489		Residential Asset Securitization Trust, 5.218%, due 05/25/33	939,868
5,554,684		Structured Asset Securities Corp., 5.000%, due 12/25/34	5,486,015
			7,638,076
		Total Collateralized Mortgage Obligations
		(Cost $100,437,087)	99,356,844
MUNICIPAL BONDS: 2.0%
		Municipal: 2.0%
865,000	S	Badger TOB Asset Securitization Corp., 6.375%, due 06/01/32	927,375
1,700,000	S	Chicago Housing Authority/IL, 5.375%, due 07/01/18	1,789,454
1,860,000	S	City of Chicago, IL, 6.680%, due 01/01/34	1,960,291
1,115,000	S	City of Chicago, IL, 6.680%, due 01/01/35	1,178,221
3,000,000		Colorado Department of Transportation, 5.000%, due 12/15/12	3,203,550
700,000		Energy Northwest, 7.680%, due 07/01/13	829,850
1,300,000		Golden State Tobacco Securitization Corp., 6.250%, due 06/01/33	1,417,845
800,000		IPS Multi-School Building Corp., 5.000%, due 07/15/25	828,048
300,000		Kettering City School District, 5.000%, due 12/01/30	311,574
1,557,500		Lower Colorado River Authority, 6.680%, due 05/15/33	1,676,213

		PORTFOLIO OF INVESTMENTS
ING PIMCO Core Bond Portfolio		as of March 31, 2006 (Unaudited)(continued)
Principal Amount			Value
MUNICIPAL BONDS: 2.0% (continued)
$1,150,000		New York City Municipal Water Finance Authority, 6.622%, due 06/15/38	$1,225,164
315,000		New York City Municipal Water Finance Authority, 6.690%, due 06/15/34	332,186
650,000		State of California, 6.700%, due 07/01/12	738,829
500,000		State of Georgia, 6.680%, due 05/01/20	563,940
1,150,000		State of Texas, 6.147%, due 04/01/35	1,158,349
2,300,000		Tobacco Settlement Financing Corp., 5.625%, due 06/01/37	2,358,512
870,000		Tobacco Settlement Financing Corp., 5.875%, due 05/15/39	914,344
1,740,000		Tobacco Settlement Financing Corp., 6.000%, due 06/01/37	1,825,451
300,000		Tobacco Settlement Financing Corp., 6.750%, due 06/01/39	335,628
			23,574,824
		Total Municipal Bonds
		(Cost $22,748,691)	23,574,824
OTHER BONDS: 13.2%
		Foreign Government Bonds: 13.2%
1,170,000	@@	Belgium Treasury Bill, 0.000%, due 06/15/06	1,408,503
47,560,000	@@	Belgium Treasury Bill, 0.000%, due 07/13/06	57,129,854
168,000	@@	Brazil Government Bond, 5.188%, due 04/15/06	168,039
77,416	@@	Brazil Government Bond, 5.250%, due 04/15/09	77,440
1881211	@@	Brazil Government Bond, 5.250%, due 04/15/12	1884973
2,723,000	@@, L	Brazilian Government International Bond, 8.000%, due 01/15/18	2,955,817
3,900,000	@@	Deutsche Bundesrepublik, 4.250%, due 01/04/14	4,882,259
21,800,000	@@	Deutsche Bundesrepublik, 4.250%, due 07/04/14	27,307,089
2,400,000	@@, #	Export-Import Bank of China, 4.875%, due 07/21/15	2,263,092
13,110,000	@@	French Discount T-Bill, 0.000%, due 05/24/06	15,803,127
18,410,000	@@	German Treasury Bill, 0.000%, due 09/13/06	22,003,711
1,700,000	@@, #, S	Hong Kong Government Bond, 5.125%, due 08/01/14	1,663,071
300,000,000	@@, L	Italy Government Bond, 3.800%, due 03/27/08	2,695,782
500,000	@@	Italy Government Bond, 5.000%, due 05/01/08	624,756
1,000,000	@@	Mexico Government Bond, 0.000%, due 06/30/06	140
1,000,000	@@	Mexico Government Bond, 0.000%, due 06/30/07	258
472,000	@@	Mexico Government Bond, 6.375%, due 01/16/13	484,980
1,000,000	@@	Mexico Government Bond, 8.000%, due 09/24/22	1,171,500
75,000	@@	Mexico Government Bond, 8.125%, due 12/30/19	88,313
6	@@	Mexico Government Bond, 8.300%, due 08/15/31	1,089,900
750,000	@@, L	Panama Government Bond, 8.875%, due 09/30/27	915,000
1,634,000	@@, S, L	Panama Government International Bond, 6.700%, due 01/26/36	1,638,902
550,000	@@, L	Peru Government Bond, 9.125%, due 01/15/08	580,250
1,960,000	@@	Peru Government Bond, 9.125%, due 02/21/12	2,224,600
300,000	@@	Peru Government Bond, 9.875%, due 02/06/15	355,500
700,000	@@	Russia Government Bond, 8.250%, due 03/31/10	742,140
180,000	@@	South Africa Government Bond, 6.500%, due 06/02/14	189,675
975,000	@@	South Africa Government Bond, 9.125%, due 05/19/09	1,072,500
100,000	@@	Ukraine Government Bond, 6.875%, due 03/04/11	101,300
200,000	@@, L	Ukraine Government Bond, 7.650%, due 06/11/13	210,380
			151,732,851
		Total Other Bonds
		(Cost $151,203,310)	151,732,851

No. of Contracts		Value

OPTIONS: 0.0%
139	U.S. 10 Year Treasury Note Future Call, $114, expires 5/26/06	$10,860

		PORTFOLIO OF INVESTMENTS
ING PIMCO Core Bond Portfolio		as of March 31, 2006 (Unaudited)(continued)
No. of Contracts				Value

OPTIONS: 0.0% (continued)
324		Eurodollar call, $94.88, expires 4/13/06		$6,075
500,000		EURO Call Swaption, Call, 3 month LIBOR, 5.750%, expires 04/27/09		43,530
8,400,000		EURO Call Swaption, Call, 3 month LIBOR, 4.250%, expires 10/19/06		622
48,300,000		EURO Call Swaption, Call, 3 month LIBOR, 4.250%, expires 10/12/06		3,091
12,100,000		EURO Call Swaption, Call, 3 month LIBOR, 4.250%, expires 10/24/06		992
9,300,000		EURO Call Swaption, Call, 3 month LIBOR, 4.500%, expires 04/04/06		93
16,400,000		EURO Call Swaption, Call, 3 month LIBOR, 4.500%, expires 10/04/06		3,772
36,900,000		EURO Call Swaption, Call, 3 month LIBOR, 4.500%, expires 10/18/06		10,369
12,300,000		EURO Call Swaption, Call, 3 month LIBOR, 4.500%, expires 04/04/06		123
5,100,000		EURO Call Swaption, Call, 3 month LIBOR, 4.500%, expires 06/02/06		5
40,200,000		EURO Call Swaption, Call, 3 month LIBOR, 4.730%, expires 02/01/07		64,320
9,100,000		EURO Call Swaption, Call, 3 month LIBOR, 4.500%, expires 10/04/06		1,784
48,500,000		EURO Call Swaption, Call, 3 month LIBOR, 4.750%, expires 08/08/06		16,539
500,000		EURO Put Swaption, Put, 3 month LIBOR, 6.250%, expires 04/27/09		18,858
				181,033
		Total Options
		(Cost $1,356,432)		181,033
		Total Long-Term Investments:
		(Cost $1,066,014,109)		1,051,756,618
SHORT-TERM INVESTMENT: 19.9%
		Commercial Paper: 16.8%
31,000,000	S	Bank of Ireland, 4.680%, due 05/23/06		30,783,179
10,600,000		Danske Bank, 4.420%, due 04/06/06		10,592,243
12,600,000		Danske Bank, 4.510%, due 04/26/06		12,560,097
5,500,000		Danske Bank, 4.710%, due 06/02/06		5,455,725
6,000,000		Danske Bank, 4.830%, due 06/26/06		5,931,780
25,000,000		HBOS Treasury Services PLC, 4.440%, due 04/20/06		24,939,343
13,000,000		NAT AUS, 4.650%, due 04/04/06		12,993,283
12,100,000		Skandinaviska Enskilda Banken, 4.830%, due 06/22/06		11,968,352
12,700,000		Skandinaviska Enskilda Banken, 4.855%, due 06/29/06		12,698,476
30,400,000		Societe Generale, 4.430%, due 04/06/06		30,377,749
600,000		UBS Finance, 4.460%, due 05/22/06		595,934
27,200,000		UBS Finance, 4.480%, due 05/10/06		27,065,337
6,600,000		UBS Finance, 4.505%, due 04/24/06		6,580,135
				192,541,633
		Total Commercial Paper
		(Cost $192,407,505)		192,541,633

		U.S. Treasury Bill: 0.2%
2,890,000	L	4.250%, due 06/15/06		2,863,869
		Total U.S. Treasury Bills
		(Cost $2,862,820)		2,863,869
		Securities Lending CollateralCC: 2.9%
32,767,636		The Bank of New York Institutional Cash Reserve Fund		32,767,636
		Total Securities Lending Collateral
		(Cost $32,767,636)		32,767,636
		Total Short-Term Investments:
		(Cost $228,037,961)		228,173,138
		Total Investments in Securities
		(Cost $1,294,052,070)*	111.5%	$1,279,929,756
		Other Assets and Liabilities—Net	(11.5)	(131,953,937)
		Net Assets	100.0%	$1,147,975,819

PORTFOLIO OF INVESTMENTS
ING PIMCO Core Bond Portfolio	as of March 31, 2006 (Unaudited)(continued)

@@	Foreign Issuer
ADR	American Depositary Receipt
STRIP	Separate Trading of Registered Interest and Principal of Securities
#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

cc	Securities purchased with cash collateral for securities loaned.
W	When-issued or delayed delivery security.
I	Illiquid Security
L	Loaned security, a portion or all of the security is on loan at March 31, 2006.
X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees

*	Cost for federal income tax purposes is $1,296,194,292.
Net unrealized depreciation consists of:
	Gross Unrealized Appreciation	$1,846,959
	Gross Unrealized Depreciation	(18,111,495)
	Net Unrealized Depreciation	$(6,264,536)

PORTFOLIO OF INVESTMENTS
ING PIMCO Core Bond Portfolio	as of March 31, 2006 (Unaudited)(continued)

The Fund may invest up to 15% of its net assets in illiquid securities. Pursuant to guidelines adopted by the Fund’s Board, the following securities have been deemed to be illiquid.

	Shares/	Initial			Percent
	Principal	Acquisition			of Net
Security	Amount	Date	Cost	Value	Assets
Charter Communications, Inc., 7.920%, due 04/26/11	$1,000,000	02/03/2006	$1,012,324	$1,010,368	0.1%
Countrywide Alternative Loan Trust, 0.182%, due 05/25/35	7,583,354	02/06/2006	61,016	55,632	0.0%
First Horizon Alternative Mortgage Securities, 0.000%, due 01/25/36	87,189,196	02/02/2006	508,903	170,525	0.0%
Intrest Rate Swap, Received a fixed rate equal to 2.090% and pay a floating rate based on IRS EUR FRCPXTOB. Counterparty: Goldman Sachs International	7,800,000	10/15/2005	(17,681)	13,545	0.0%
Interest Rate Swap, Received a fixed rate equal to 2.1455% and pay a floating rate based on IRS EUR FRCPXTOB. Counterparty: Morgan Stanley Capital Services, Inc.	1,500,000	09/13/2005	0	6,167	0.0%
Interest Rate Swap, Received a fixed rate equal to 2.1455% and pay a floating rate based on IRS EUR FRCPXTOB. Counterparty: Morgan Stanley Capital Services, Inc.	57,400,000	06/20/2005	(3,131,890)	(311,012)	(0.0)%
Interest Rate Swap,Received a fixed rate equal to 4.000% and pay a floating rate based on 6-month LIBOR. Counterparty: Bank of America Corp.	15,500,000	12/15/2005	(690,895)	(38,825)	(0.0)%
Interest Rate Swap, Received a fixed rate equal to 4.000% and pay a floating rate based on 6-month LIBOR. Counterparty: JPMorgan Chase Corp.	11,400,000	11/10/2005	(408,827)	(61,769)	(0.0)%
Interest Rate Swap, Received a floating rate based on 6-month GBP LIBOR and pay a fixed rate equal to 5.000% Counterparty: Barclays Capital	3,400,000	01/11/2006	(128,879)	(2,696)	(0.0)%
Interest Rate Swap, Received a floating rate based on 6-month GBP LIBOR and pay a fixed rate equal to 5.000% Counterparty: Deutshe Bank AG	8,600,000	01/12/2006	(261,124)	(6,820)	(0.0)%
Interest Rate swap, Received a floating rate based on 6-month GBP LIBOR and pay a fixed rate equal to 5.000% Counterparty: Deutshe Bank AG	2,300,000	01/13/2006	29,578	217,642	0.0%
Interest Rate Swap, Received a floating rate based on 6-month GBP LIBOR and pay a fixed rate equal to 5.000% Counterparty: Merrill Lynch Capital Services	1,800,000	11/07/2005	(190,623)	(267,338)	(0.0)%
Interest Rate Swap, Received a floating rate based on 6-month GBP LIBOR and pay a fixed rate equal to 5.000% Counterparty: Merrill Lynch Capital Services	8,100,000	11/07/2005	0	0	0.0%
Interest Rate Swap, Received a floating rate based on 6-month GBP LIBOR and pay a fixed rate equal to 5.000% Counterparty: HSBC Bank USA	8,000,000	03/21/2006	97,852	68,406	0.0%
Interest Rate Swap, Received a floating rate based on 6-month JPY LIBOR and pay a fixed rate equal to 2.000% Counterparty: Morgan Stanley Capital Services, Inc.	2,508,000,000	03/07/2006	(578,298)	(227,014)	(0.0)%
Interest Rate Swap, Received a floating rate based on 6-month JPY LIBOR and pay a fixed rate equal to 2.000% Counterparty: Goldman Sachs International	129,100,000	09/26/2005	(33,642)	(19,572)	(0.0)%
Interest Rate Swap, Received a floating rate based on 6-month JPY LIBOR and pay a fixed rate equal to 2.000% Counterparty: Goldman Sachs International	130,000,000	09/26/2005	(13,440)	(19,708)	(0.0)%
Interest Rate Swap, Received a floating rate based on 6-month JPY LIBOR and pay a fixed rate equal to 2.000% Counterparty: Morgan Stanley Capital Services, Inc.	260,000,000	09/26/2005	(44,845)	39,417	0.0%
Interest Rate swap, Received a floating rate based on 6-month JPY LIBOR and pay a fixed rate equal to 2.000% Counterparty: Union Bank of Switzerland AG	255,000,000	09/26/2005	(27,508)	(38,659)	(0.0)%
Interest Rate Swap, Received a floating rate based on 3-month LIBOR and pay a fixed rate equal to 5.000% Counterparty: Goldman Sachs International	26,100,000	12/02/2005	270,657	806,463	0.1%
Interest Rate Swap, Received a floating rate based on 3-month LIBOR and pay a fixed rate equal to 5.000% Counterparty: Lehman Brothers Special Financing, Inc.	5,200,000	12/02/2005	54,028	160,675	0.0%
Interest Rate Swap, Received a fixed rate equal to 4.000% and pay a floating rate based on 3-month LIBOR. Counterparty: Goldman Sachs	33,700,000	08/06/2003	829,290	(567,746)	(0.0)%
Interest Rate Swap, Received a fixed rate equal to 5.000% and pay a floating rate based on 3-month LIBOR. Counterparty: Goldman Sachs International	4,500,000	02/08/2006	(90,585)	(324,527)	(0.0)%

PORTFOLIO OF INVESTMENTS
ING PIMCO Core Bond Portfolio	as of March 31, 2006 (Unaudited)(continued)

	Shares/	Initial			Percent
	Principal	Acquisition			of Net
Security	Amount	Date	Cost	Value	Assets
Interest Rate Swap, Received a fixed rate equal to 5.000% and pay a floating rate based on 3-month LIBOR. Counterparty: UBS AG	$79,300,000	12/07/2005	$297,419	$(1,101,939)	(0.1)%
Interest Rate Swap, Received a fixed rate equal to 5.000% and pay a floating rate based on 3-month LIBOR. Counterparty: Barclays Capital	3,900,000	01/13/2006	(16,965)	(281,257)	(0.0)%
Interest Rate Swap, Received a fixed rate equal to 5.000% and pay a floating rate based on 3-month LIBOR. Counterparty: Deutshe Bank AG	24,300,000	03/10/2006	(254,178)	(337,668)	(0.0)%
Interest Rate Swap, Received a fixed rate equal to 5.000% and pay a floating rate based on 3-month LIBOR. Counterparty: Morgan Stanley Capital Services, Inc.	1,900,000	02/08/2006	(48,640)	(137,023)	(0.0)%
Interest Rate Swap, Received a fixed rate equal to 5.000% and pay a floating rate based on 3-month LIBOR. Counterparty: Deutshe Bank AG	29,500,000	01/11/2006	(619,520)	(1,259,969)	(0.1)%
Interest Rate Swap, Received a fixed rate equal to 5.000% and pay a floating rate based on 3-month LIBOR. Counterparty: Barclays Capital	62,000,000	12/07/2005	(166,978)	(861,541)	(0.1)%
Interest Rate Swap, Received a fixed rate equal to 5.000% and pay a floating rate based on 3-month LIBOR. Counterparty: Citibank	99,300,000	01/04/2006	(736,990)	(1,379,855)	(0.1)%
Interest Rate Swap, Received a fixed rate equal to 5.000% and pay a floating rate based on 3-month LIBOR. Counterparty: Deutshe Bank AG	46,400,000	01/05/2006	401,360	(952,762)	(0.1)%
Interest Rate Swap, Received a fixed rate equal to 5.000% and pay a floating rate based on 3-month LIBOR. Counterparty: Goldman Sachs International	26,300,000	12/07/2005	(10,783)	(365,460)	(0.0)%
Interest Rate Swap, Received a fixed rate equal to 5.000% and pay a floating rate based on 3-month LIBOR. Counterparty: Lehman Brothers Special Financing, Inc.	38,400,000	12/07/2005	(404,588)	(533,600)	(0.0)%
Kappa-Jefferson Corp., 5.471%, due 11/29/13	801,060	11/28/2005	945,154	982,588	0.1%
Kappa-Jefferson Corp., 5.216%, due 11/29/13	121,900	11/28/2005	143,584	149,524	0.0%
Kappa-Jefferson Corp., 5.216%, due 11/29/13	110,019	11/28/2005	129,588	134,950	0.0%
Kappa-Jefferson Corp., 5.386%, due 11/29/13	46,907	03/31/2006	55,251	57,602	0.0%
Kappa-Jefferson Corp., 5.386%, due 11/29/13	20,114	03/31/2006	23,691	24,699	0.0%
Kappa-Jefferson Corp., 5.971%, due 11/29/14	801,060	11/28/2005	945,156	985,011	0.1%
Kappa-Jefferson Corp., 5.966%, due 11/29/14	110,019	11/28/2005	129,588	135,283	0.0%
Kappa-Jefferson Corp., 5.966%, due 11/29/14	121,900	11/28/2005	143,584	149,893	0.0%
Kappa-Jefferson Corp., 5.886%, due 11/29/13	46,907	03/31/2006	55,251	57,602	0.0%
Kappa-Jefferson Corp., 5.886%, due 11/29/13	20,114	03/31/2006	23,691	24,699	0.0%
EURO Call Swaption, Strike Price 4.00%, expires 06/02/06	12,400,000	06/02/2005	148,991	0	0.0%
EURO Call Swaption, Strike Price 4.25%, expires 10/19/06	8,400,000	10/19/2005	25,620	622	0.0%
EURO Call Swaption, Strike Price 4.25%, expires 10/12/06	48,300,000	10/12/2005	148,523	3,091	0.0%
EURO Call Swaption, Strike Price 4.25%, expires 10/24/06	12,100,000	10/24/2005	37,661	992	0.0%
EURO Call Swaption, Strike Price 4.30%, expires 10/12/06	(20,800,000)	10/12/2005	(150,800)	(4,555)	(0.0)%
EURO Call Swaption, Strike Price 4.31%, expires 10/19/06	(3,600,000)	10/19/2005	(25,020)	(940)	(0.0)%
EURO Call Swaption, Strike Price 4.31%, expires 10/24/06	(5,200,000)	10/24/2005	(38,220)	(1,472)	(0.0)%
EURO Call Swaption, Strike Price 4.50%, expires 04/04/06	9,300,000	10/04/2005	28,830	93	0.0%
EURO Call Swaption, Strike Price 4.50%, expires 10/18/06	36,900,000	10/18/2005	160,515	10,369	0.0%
EURO Call Swaption, Strike Price 4.50%, expires 04/04/06	12,300,000	10/05/2005	39,360	123	0.0%
EURO Call Swaption, Strike Price 4.50%, expires 06/02/06	5,100,000	06/02/2005	147,470	5	0.0%
EURO Call Swaption, Strike Price 4.54%, expires 04/04/06	(4,000,000)	10/04/2005	(29,150)	(40)	(0.0)%
EURO Call Swaption, Strike Price 4.54%, expires 04/04/06	(5,300,000)	10/05/2005	(39,485)	(53)	(0.0)%
EURO Call Swaption, Strike Price 4.56%, expires 10/18/06	(15,900,000)	10/18/2005	(158,603)	(13,944)	(0.0)%
EURO Call Swaption, Strike Price 4.73%, expires 02/01/07	40,200,000	02/15/2006	137,685	64,320	0.0%
EURO Call Swaption, Strike Price 4.75%, expires 08/08/06	48,500,000	11/08/2005	197,880	16,539	0.0%
EURO Call Swaption, Strike Price 4.78%, expires 02/01/07	(17,300,000)	02/15/2006	(141,860)	(67,539)	(0.0)%
EURO Call Swaption, Strike Price 5.75%, expires 04/27/09	500,000	04/28/2004	25,850	43,530	0.0%
EURO Call Swaption, Strike Price 4.50%, expires 10/04/06	16,400,000	10/05/2005	83,640	3,772	0.0%
EURO Call Swaption, Strike Price 4.50%, expires 10/04/06	9,100,000	10/04/2005	46,410	1,874	0.0%
EURO Call Swaption, Strike Price 4.54%, expires 10/04/06	(7,000,000)	10/05/2005	(82,038)	(4,725)	(0.0)%

PORTFOLIO OF INVESTMENTS
ING PIMCO Core Bond Portfolio	as of March 31, 2006 (Unaudited)(continued)

	Shares/	Initial			Percent
	Principal	Acquisition			of Net
Security	Amount	Date	Cost	Value	Assets
EURO Call Swaption, Strike Price 4.54%, expires 10/04/06	$(3,900,000)	10/04/2005	$(46,545)	$(2,633)	(0.0)%
EURO Call Swaption, Strike Price 4.78%, expires 08/08/06	(20,900,000)	11/08/2005	(196,983)	20,022	0.0%
EURO Call Swaption, Strike Price 0.45%, expires 06/20/08	(4,000,000)	03/17/2006	(21,360)	(21,360)	(0.0)%
EURO Put Swaption, Strike Price 6.25%, expires 04/27/09	500,000	04/28/2004	35,750	18,859	0.0%
Roundy’s, Inc., 7.720%, due 10/27/11	1,000,000	02/03/2006	1,002,500	1,014,792	0.1%
Satbirds Finance SARL, 5.086%, due 04/04/13	500,000	10/11/2005	600,627	609,497	0.1%
Satbirds Finance SARL, 5.086%, due 04/04/13	1,500,000	11/17/2005	1,801,761	1,828,490	0.2%
SigmaKalon Group BV, 4.742%, due 06/30/12	394,000	11/10/2005	458,184	471,011	0.0%
SigmaKalon Group BV, 5.242%, due 09/19/12	535,814	11/10/2005	623,100	651,301	0.1%
Sigmakalon, 5.242%, due 09/19/12	293,023	11/10/2005	340,758	348,481	0.0%
Sigmakalon, 5.242%, due 09/19/12	71,163	11/10/2005	82,756	86,501	0.0%
Sigmakalon, 5.742%, due 09/19/13	63,191	11/10/2005	73,485	75,150	0.0%
SigmaKalon Group BV, 5.742%, due 09/19/13	582,178	11/10/2005	677,017	711,040	0.1%
Sigmakalon, 5.742%, due 09/19/13	204,547	11/10/2005	237,869	249,823	0.0%
Sigmakalon, 5.742%, due 09/19/13	50,084	11/10/2005	58,242	61,169	0.0%
United Airlines, Inc., 9.350%, due 04/07/16	215,525	12/27/2001	165,488	77,724	0.0%
UPC Broadband, 5.139%, due 04/01/10	2,100,000	10/04/2005	2,488,074	2,547,668	0.2%
			$7,224,068	$4,953,528	0.4%

Information concerning the Credit Default Agreements outstanding for the ING PIMCO Core Bond Portfolio at March 31, 2006, is shown below:

				Unrealized
	Termination		Notional	Appreciation
	Date		Principal	(Depreciation)

ABX.
Receive $1,000,000 in the event of default and pay 0.540%
Counterparty: Goldman Sachs International	7/25/2045		$1,000,000	$(1,826)

ABX.
Receive $5,000,000 in the event of default and pay 0.540%
Counterparty: Lehman Brothers Special Financing, Inc.	7/25/2045		5,000,000	(9,130)

Allstate Corp.
Receive $1,800,000 in the event of default and pay 0.260%
Counterparty: Morgan Stanley Capital Services, Inc.	12/20/2008		1,800,000	(7,936)

Capital One
Receive $100,000 in the event of default and pay 1.350%
Counterparty: JPMorgan Chase Bank	12/20/2008		100,000	(3,178)

Carnival Corp.
Receive $100,000 in the event of default and pay 0.480%
Counterparty: ABN AMRO Bank N.V.	12/20/2008		100,000	(881)

Costco Wholesale Corp.
Receive $300,000 in the event of default and pay 0.240%
Counterparty: Lehman Brothers Special Financing, Inc.	12/20/2008		300,000	(1,092)

Eaton Corp.
Receive $1,400,000 in the event of default and pay 0.280%
Counterparty: Citibank NA	12/20/2008		1,400,000	(6,742)

Eli Lilly and Company
Receive $1,500,000 in the event of default and pay 0.160%
Counterparty: Barclays Bank PLC	12/20/2008		1,500,000	(5,152)

Emerson
Receive $1,100,000 in the event of default and pay 0.210%
Counterparty: Morgan Stanley Capital Services, Inc.	12/20/2008		1,100,000	(2,597)

Federated
Receive $300,000 in the event of default and pay 0.410%
Counterparty: Credit Suisse First Boston International	12/20/2008		300,000	(1,921)

FedEx
Receive $1,100,000 in the event of default and pay 0.290%
Counterparty: Barclays Bank PLC	12/20/2008		1,100,000	(4,848)

Ford
Receive $800,000 in the event of default and pay 2.500%
Counterparty: Lehman Brothers Special Financing, Inc.	9/20/2007	I	800,000	(11,318)

Ford
Receive $2,000,000 in the event of default and pay 3.200%
Counterparty: UBS AG	6/20/2006	I	2,000,000	2,600

Ford
Receive $1,000,000 in the event of default and pay 3.250%
Counterparty: UBS AG	6/20/2006	I	1,000,000	1,412

				Unrealized
	Termination		Notional	Appreciation
	Date		Principal	(Depreciation)

Ford
Receive $500,000 in the event of default and pay 3.600%
Counterparty: UBS AG	6/20/2007	I	500,000	2,917

Ford
Receive $1,000,000 in the event of default and pay 3.750%
Counterparty: Merrill Lynch Capital Services	6/20/2007	I	1,000,000	7,562

Ford
Receive $2,000,000 in the event of default and pay 4.750%
Counterparty: JPMorgan Chase Bank	6/20/2007	I	2,000,000	38,160

Ford
Receive $3,600,000 in the event of default and pay 5.000%
Counterparty: JPMorgan Chase Bank	12/20/2006	I	3,600,000	52,677

Gannett Co., Inc.
Receive $400,000 in the event of default and pay 0.220%
Counterparty: Merrill Lynch Capital Services	12/20/2008		400,000	(107)

General Motors Acceptance Corp.
Receive $2,400,000 in the event of default and pay 1.750%
Counterparty: Merrill Lynch Capital Services	9/20/2006		2,400,000	(9,462)

General Motors Acceptance Corp.
Receive $1,000,000 in the event of default and pay 2.950%
Counterparty: Citibank NA	6/20/2006	I	1,000,000	2,179

Goodrich Corp.
Receive $300,000 in the event of default and pay 0.900%
Counterparty: Credit Suisse First Boston International	12/20/2008		300,000	(5,450)

Goodrich Corp.
Receive $600,000 in the event of default and pay 0.970%
Counterparty: Lehman Brothers Special Financing, Inc.	12/20/2008		600,000	(11,973)

Home Depot, Inc.
Receive $1,500,000 in the event of default and pay 0.120%
Counterparty: Lehman Brothers Special Financing, Inc.	12/20/2008		1,500,000	(3,231)

Ingersoll-Rand Co. Ltd.
Receive $800,000 in the event of default and pay 0.320%
Counterparty: Merrill Lynch Capital Services	12/20/2008		800,000	(5,251)

Johnson & Johnson
Receive $1,500,000 in the event of default and pay 0.110%
Counterparty: Lehman Brothers Special Financing, Inc.	12/20/2008		1,500,000	(3,808)

Lockheed Martin Corp.
Receive $300,000 in the event of default and pay 0.440%
Counterparty: Credit Suisse First Boston International	12/20/2008		300,000	(2,736)

Lockheed Martin Corp.
Receive $600,000 in the event of default and pay 0.530%
Counterparty: Lehman Brothers Special Financing, Inc.	12/20/2008		600,000	(6,855)

Masco Corp.
Receive $700,000 in the event of default and pay 0.300%
Counterparty: Lehman Brothers Special Financing, Inc.	12/20/2008		700,000	(1,267)

Northrop
Receive $600,000 in the event of default and pay 0.480%
Counterparty: Lehman Brothers Special Financing, Inc.	12/20/2008		600,000	(6,333)

				Unrealized
	Termination		Notional	Appreciation
	Date		Principal	(Depreciation)

RadioShack
Receive $700,000 in the event of default and pay 0.350%
Counterparty: Lehman Brothers Special Financing, Inc.	12/20/2008	I	700,000	3,883

Russia
Receive $1,900,000 in the event of default and pay 0.580%
Counterparty: Merrill Lynch Capital Services	6/20/2006	I	100,000	95

Russia
Receive $1,900,000 in the event of default and pay 0.610%
Counterparty: Morgan Stanley Capital Services, Inc.	3/20/2007	I	1,900,000	5,631

Russia
Receive $2,100,000 in the event of default and pay 0.700%
Counterparty: Morgan Stanley Capital Services, Inc.	7/20/2005	I	2,100,000	8,015

Russia
Receive $100,000 in the event of default and pay 0.770%
Counterparty: JPMorgan Chase Bank	5/20/2007	I	100,000	505

TRW, Inc.
Receive $100,000 in the event of default and pay 0.290%
Counterparty: UBS AG	12/20/2008		100,000	(415)

Turkey
Receive $1,200,000 in the event of default and pay 2.260%
Counterparty: Lehman Brothers Special Financing, Inc.	9/20/2010		1,200,000	(39,755)

Turkey
Receive $500,000 in the event of default and pay 2.110%
Counterparty: Lehman Brothers Special Financing, Inc.	10/20/2010		500,000	(13,618)

Turkey
Receive $600,000 in the event of default and pay 2.200%
Counterparty: Morgan Stanley Capital Services, Inc.	10/20/2010		600,000	(18,472)

Wal-mart
Receive $200,000 in the event of default and pay 0.140%
Counterparty: Citibank NA	12/20/2008		200,000	(533)

Wal-mart
Receive $2,300,000 in the event of default and pay 0.140%
Counterparty: Lehman Brothers Special Financing, Inc.	12/20/2008		2,300,000	(6,132)

Wal-mart
Receive $300,000 in the event of default and pay 0.150%
Counterparty: Credit Suisse First Boston International	12/20/2008		300,000	(877)

Walt Disney
Receive $300,000 in the event of default and pay 0.530%
Counterparty: Credit Suisse First Boston International	12/20/2008		300,000	(3,132)

Walt Disney
Receive $900,000 in the event of default and pay 0.670%
Counterparty: Barclays Bank PLC	12/20/2008		900,000	(12,619)

Whirlpool
Receive $700,000 in the event of default and pay 0.290%
Counterparty: Lehman Brothers Special Financing, Inc.	12/20/2008	I	700,000	(1,406)
				$(84,417)

		PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio		as of March 31, 2006 (Unaudited)
Principal Amount			Value
CORPORATE BONDS/NOTES: 90.7%

		Advertising: 0.5%
$375,000	#, L	RH Donnelley Corp., 6.875%, due 01/15/13	$352,500
3,150,000	#	RH Donnelley Corp., 8.875%, due 01/15/16	3,291,750
			3,644,250
		Aerospace/Defense: 0.5%
1,400,000	L	Armor Holdings, Inc., 8.250%, due 08/15/13	1,508,500
1,439,722	I	Continental Airlines, Inc., 6.920%, due 04/02/13	1,451,731
1,025,000	L	L-3 Communications Corp., 6.375%, due 10/15/15	1,014,750
			3,974,981
		Agriculture: 0.6%
1,075,000		Alliance One International, Inc., 11.000%, due 05/15/12	1,037,375
3,125,000	L	RJ Reynolds Tobacco Holdings, Inc., 7.250%, due 06/01/12	3,242,188
			4,279,563
		Airlines: 0.8%
412,826		Continental Airlines, Inc., 7.373%, due 12/15/15	395,010
637,088		Delta Airlines, Inc., 7.379%, due 05/18/10	642,155
950,000		Delta Airlines, Inc., 7.570%, due 11/18/10	950,594
1,701,500	L	Northwest Airlines, Inc., 6.810%, due 02/01/20	1,685,549
300,000		Northwest Airlines, Inc., 6.841%, due 04/01/11	300,188
947,607	L	United AirLines, Inc., 6.201%, due 09/01/08	938,723
859,500	L	United Airlines, Inc., 6.602%, due 09/01/13	851,343
			5,763,562
		Apparel: 0.5%
3,700,000	L	Quiksilver, Inc., 6.875%, due 04/15/15	3,616,750
			3,616,750
		Auto Manufacturers: 0.6%
3,000,000	L	Ford Motor Co., 7.450%, due 07/16/31	2,242,500
3,100,000	L	General Motors Corp., 8.250%, due 07/15/23	2,247,500
			4,490,000
		Auto Parts & Equipment: 2.4%
4,900,000	L	ArvinMeritor, Inc., 8.750%, due 03/01/12	4,851,000
125,000	L	Cooper Standard Automotive, Inc., 7.000%, due 12/15/12	114,375
3,000,000	I	Goodyear Tire & Rubber Co., 7.060%, due 04/01/10	3,047,499
122,000	L	Meritor Automotive, Inc., 6.800%, due 02/15/09	122,305
3,200,000	L	Tenneco, Inc., 10.250%, due 07/15/13	3,568,000
3,125,000	L	Tenneco, Inc., 8.625%, due 11/15/14	3,140,625
3,025,000	S	TRW Automotive, Inc., 9.375%, due 02/15/13	3,285,906
			18,129,710
		Chemicals: 1.5%
300,000	L	Arco Chemical, Co., 10.250%, due 11/01/10	324,000
1,375,000		Equistar Chemicals LP, 10.125%, due 09/01/08	1,467,813
1,800,000		Equistar Chemicals LP, 8.750%, due 02/15/09	1,872,000
750,000		Kronos International, Inc., 8.875%, due 06/30/09	952,993
3,000,000	S, L	Nalco Co., 7.750%, due 11/15/11	3,052,500
700,000	L	Nalco Co., 8.875%, due 11/15/13	731,500

			PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio			as of March 31, 2006 (Unaudited)(continued)
Principal Amount			Value
CORPORATE BONDS/NOTES: 90.7% (continued)

$625,000	@@, L	Rhodia SA, 7.625%, due 06/01/10	$637,500
1,000,000	@@	Rhodia SA, 8.000%, due 06/01/10	1,288,810
1,000,000	@@	SigmaKalon Group BV, 4.742%, due 06/30/12	1,195,460
			11,522,576
		Coal: 0.4%
2,975,000		Peabody Energy Corp., 6.875%, due 03/15/13	3,034,500
			3,034,500
		Commercial Services: 1.1%
2,125,000	S	Alderwoods Group, Inc., 7.750%, due 09/15/12	2,194,063
195,333	I	Hertz Corp., 0.000%, due 12/21/12	197,897
166,667	I	Hertz Corp., 4.500%, due 12/21/12	169,191
376,488	I	Hertz Corp., 6.830%, due 12/21/12	382,190
379,333	I	Hertz Corp., 6.890%, due 12/21/12	385,078
2,845		Hertz Corp., 6.920%, due 12/21/12	2,888
379,333	I	Hertz Corp., 6.960%, due 12/21/12	385,078
2,375,000	#, L	Hertz Corp., 8.875%, due 01/01/14	2,475,938
2,100,000		Mail-Well I, Corp., 9.625%, due 03/15/12	2,270,625
			8,462,948
		Computers: 0.5%
3,500,000	#	Solar Capital Corp., 9.125%, due 08/15/13	3,718,750
			3,718,750
		Distribution/Wholesale: 0.9%
3,350,000		Aviall, Inc., 7.625%, due 07/01/11	3,442,125
1,800,000	@@	Buhrmann US, Inc., 7.875%, due 03/01/15	1,831,500
1,500,000	@@	Buhrmann US, Inc., 8.250%, due 07/01/14	1,567,500
			6,841,125
		Diversified Financial Services: 11.1%
4,459,177	S	AES Ironwood LLC, 8.857%, due 11/30/25	5,016,574
684,807		AES Red Oak LLC, 8.540%, due 11/30/19	749,864
1,500,000	@@. I	AMADEUS HALDE 144A TERM B, 5.244%, due 04/08/13	1,835,495
1,500,000	@@, I	AMADEUS HALDE 144A TERM C, 5.744%, due 04/08/14	1,843,965
4,400,000	S, L	BCP Crystal US Holdings Corp., 9.625%, due 06/15/14	4,895,000
3,100,000	@@, S	Bluewater Finance, Ltd., 10.250%, due 02/15/12	3,270,500
2,000,000	I	Bombardier Capital, Inc., 7.090%, due 03/30/07	2,013,750
1,200,000	@@, L	Eircom Funding, 8.250%, due 08/15/13	1,297,500
625,000		Ford Motor Credit Co., 5.700%, due 01/15/10	555,094
2,850,000		Ford Motor Credit Co., 7.000%, due 10/01/13	2,552,628
350,000		Ford Motor Credit Co., 7.250%, due 10/25/11	319,283
13,265,000	S	Ford Motor Credit Co., 7.375%, due 02/01/11	12,215,364
900,000		Ford Motor Credit Co., 7.375%, due 10/28/09	846,764
1,945,000		General Motors Acceptance Corp., 6.000%, due 04/01/11	1,675,143
2,500,000	S	General Motors Acceptance Corp., 6.875%, due 08/28/12	2,309,173
3,175,000		General Motors Acceptance Corp., 6.875%, due 09/15/11	2,962,615
1,000,000		General Motors Acceptance Corp., 7.000%, due 02/01/12	932,196
5,100,000		General Motors Acceptance Corp., 7.250%, due 03/02/11	4,837,850
3,500,000		General Motors Acceptance Corp., 8.000%, due 11/01/31	3,316,516
4,075,000	L	KRATON Polymers LLC/KRATON Polymers Capital Corp., 8.125%, due 01/15/14	4,105,563
2,475,000	@@	MUFG Capital Finance 1 Ltd., 6.346%, due 12/31/49	2,444,389
14,810,975	#, L	TRAINS, 7.651%, due 06/15/15	15,001,672
3,000,000		UGS Corp., 10.000%, due 06/01/12	3,315,000
1,375,000	L	Universal City Development Partners, 11.750%, due 04/01/10	1,522,813
2,500,000	L	Universal City Florida Holding Co., 8.375%, due 05/01/10	2,531,250
1,300,000		Universal City Florida Holding Co., 9.430%, due 05/01/10	1,326,000
			83,691,961

			PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio			as of March 31, 2006 (Unaudited)(continued)
Principal Amount			Value
CORPORATE BONDS/NOTES: 90.7% (continued)

		Electric: 8.1%
$4,300,000	#	AES Corp., 8.750%, due 05/15/13	$4,665,500
300,000		CMS Energy Corp., 6.300%, due 02/01/12	297,000
925,000		CMS Energy Corp., 6.875%, due 12/15/15	940,031
2,350,000	L	CMS Energy Corp., 7.500%, due 01/15/09	2,429,313
1,410,000		Homer City Funding LLC, 8.137%, due 10/01/19	1,533,375
1,950,000		Ipalco Enterprises, Inc., 8.375%, due 11/14/08	2,047,500
850,000	#	Ipalco Enterprises, Inc., 8.625%, due 11/14/11	932,875
1,000,000		Midwest Generation LLC, 8.300%, due 07/02/09	1,033,911
6,407,867	S	Midwest Generation LLC, 8.560%, due 01/02/16	6,911,358
4,000,000	S	Midwest Generation LLC, 8.750%, due 05/01/34	4,350,000
1,650,000		MSW Energy Holdings II LLC/MSW Energy Finance Co. II, Inc., 7.375%, due 09/01/10	1,707,750
2,650,000		NRG Energy, Inc., 7.250%, due 02/01/14	2,699,688
4,650,000	L	NRG Energy, Inc., 7.375%, due 02/01/16	4,760,438
6,475,000	L	PSEG Energy Holdings, LLC, 8.500%, due 06/15/11	7,009,238
1,295,000	S	PSEG Energy Holdings, LLC, 10.000%, due 10/01/09	1,440,688
4,550,000	L	Reliant Resources, Inc., 6.750%, due 12/15/14	4,038,125
3,350,000		Reliant Resources, Inc., 9.250%, due 07/15/10	3,370,938
1,305,000	#	Sierra Pacific Resources, 6.750%, due 08/15/17	1,316,419
1,000,000		Sierra Pacific Resources, 8.625%, due 03/15/14	1,090,425
3,773,254	#, S, L	South Point Energy Center LLC/Broad River Energy LLC/Rockgen Energy LLC, 8.400%, due 05/30/12	3,549,217
2,000,000		TECO Energy, Inc., 6.750%, due 05/01/15	2,065,000
2,610,940	#, S	Tenaska Alabama Partners LP, 7.000%, due 06/30/21	2,632,462
			60,821,251
		Electrical Components & Equipment: 0.1%
750,000	@@	Legrand, 8.500%, due 02/15/25	922,500
			922,500
		Electronics: 1.6%
1,000,000	@@, L	Celestica, Inc., 7.625%, due 07/01/13	1,007,500
2,800,000		Communications & Power Industries, Inc., 8.000%, due 02/01/12	2,870,000
4,850,000	S	Dresser, Inc., 9.375%, due 04/15/11	5,092,500
1,875,000	L	Sanmina-SCI Corp., 8.125%, due 03/01/16	1,903,125
1,425,000	#, L	Solectron Corp., 8.000%, due 03/15/16	1,435,688
			12,308,813
		Energy — Alternate Sources: 0.2%
1,348,438	I	Headwaters, Inc., 6.860%, due 04/30/11	1,360,799
			1,360,799
		Entertainment: 1.5%
3,725,000	#, S	Choctaw Resort Development Enterprise, 7.250%, due 11/15/19	3,762,250
1,200,000		Herbst Gaming, Inc., 7.000%, due 11/15/14	1,203,000
2,175,000	S	Herbst Gaming, Inc., 8.125%, due 06/01/12	2,270,156
2,150,000		Seneca Gaming Corp., 7.250%, due 05/01/12	2,182,250
1,850,000	L	Seneca Gaming Corp., 7.250%, due 05/01/12	1,877,750
			11,295,406
		Environmental Control: 1.7%
5,400,000	S, L	Allied Waste North America, Inc., 7.250%, due 03/15/15	5,535,000
5,475,000	L	Allied Waste North America, Inc., 7.875%, due 04/15/13	5,741,956
1,390,000		Allied Waste North America, Inc., 9.250%, due 09/01/12	1,506,413
			12,783,369
		Food: 1.3%
5,235,000		Delhaize America, Inc., 9.000%, due 04/15/31	6,081,421
3,150,000	L	Ingles Markets, Inc., 8.875%, due 12/01/11	3,307,500
			9,388,921

		PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio		as of March 31, 2006 (Unaudited)(continued)
Principal Amount			Value
CORPORATE BONDS/NOTES: 90.7% (continued)

		Forest Products & Paper: 3.5%
$600,000	@@	Abitibi-Consolidated, Inc., 6.000%, due 06/20/13	$519,000
800,000	@@	Abitibi-Consolidated, Inc., 7.750%, due 06/15/11	776,000
2,900,000	@@, S, L	Abitibi-Consolidated, Inc., 8.375%, due 04/01/15	2,842,000
1,750,000	@@, L	Abitibi-Consolidated, Inc., 8.550%, due 08/01/10	1,767,500
4,400,000	@@	Abitibi-Consolidated, Inc., 8.850%, due 08/01/30	3,971,000
1,650,000	@@, L	Bowater Canada Finance, 7.950%, due 11/15/11	1,654,125
2,000,000	L	Bowater, Inc., 6.500%, due 06/15/13	1,875,000
2,000,000		Georgia-Pacific Corp., 7.250%, due 06/01/28	1,900,000
1,550,000		Georgia-Pacific Corp., 7.375%, due 12/01/25	1,495,750
450,000		Georgia-Pacific Corp., 7.750%, due 11/15/29	443,250
5,075,000		Georgia-Pacific Corp., 8.000%, due 01/15/24	5,144,831
1,050,000	@@	Kappa-Jefferson Corp., 6.939%, due 11/29/13	1,048,773
1,050,000	@@	Kappa-Jefferson Corp., 7.439%, due 11/29/14	1,048,773
1,500,000		Koch Forest Products, Inc., 7.561%, due 12/23/13	1,534,904
500,000	@@	Smurfit Capital Funding Plc, 7.500%, due 11/20/25	467,500
			26,488,406
		Gas: 0.0%
300,000		Colorado Interstate Gas Co., 6.850%, due 06/15/37	304,930
			304,930
		Healthcare — Products: 2.4%
2,400,000		Fresenius Medical Care Capital Trust II, 7.875%, due 02/01/08	2,466,000
3,700,000	@@	Fresenius Medical Care Capital Trust, 7.875%, due 06/15/11	3,940,500
5,215,000		Rotech Healthcare, Inc., 9.500%, due 04/01/12	5,449,725
1,030,000		VWR International, Inc., 6.875%, due 04/15/12	1,019,700
4,795,000	L	VWR International, Inc., 8.000%, due 04/15/14	4,806,988
			17,682,913
		Healthcare — Services: 4.3%
2,900,000	S	Community Health Systems, Inc., 6.500%, due 12/15/12	2,823,875
5,250,000	L	DaVita, Inc., 7.250%, due 03/15/15	5,302,500
3,125,000	S	HCA, Inc., 6.250%, due 02/15/13	3,046,963
500,000		HCA, Inc., 6.300%, due 10/01/12	490,522
800,000		HCA, Inc., 6.500%, due 02/15/16	783,406
3,975,000	S, L	HCA, Inc., 6.750%, due 07/15/13	3,980,362
975,000	L	HCA, Inc., 6.950%, due 05/01/12	989,294
4,200,000		HCA, Inc., 7.190%, due 11/15/15	4,304,517
400,000		HCA, Inc., 7.690%, due 06/15/25	397,509
3,000,000	I	HEALTH CORP TERM 02/02/13	3,026,250
2,910,000	S, L	Tenet Healthcare Corp., 7.375%, due 02/01/13	2,669,925
650,000	L	Triad Hospitals, Inc., 7.000%, due 05/15/12	653,250
3,650,000	L	Triad Hospitals, Inc., 7.000%, due 11/15/13	3,613,500
			32,081,873
		Holding Companies — Diversified: 1.4%
1,150,000	@@, L	JSG Funding PLC, 10.125%, due 10/01/12	1,565,631
8,330,000	@@, S, L	JSG Funding PLC, 9.625%, due 10/01/12	8,850,641
			10,416,272
		Household Products/Wares: 0.6%
2,175,000	L	Rayovac Corp., 8.500%, due 10/01/13	2,022,750
2,486,000	L	Spectrum Brands, Inc., 7.375%, due 02/01/15	2,175,250
			4,198,000
		Leisure Time: 0.3%
750,000	@@, L	Bombardier Recreational Products, Inc., 8.375%, due 12/15/13	795,000

			PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio			as of March 31, 2006 (Unaudited)(continued)
Principal Amount			Value
CORPORATE BONDS/NOTES: 90.7% (continued)

$1,075,000	@@, L	Royal Caribbean Cruises Ltd., 7.500%, due 10/15/27	$1,129,605
			1,924,605
		Lodging: 4.8%
4,100,000	S, L	Boyd Gaming Corp., 7.125%, due 02/01/16	4,176,875
2,000,000		Gaylord Entertainment Co., 8.000%, due 11/15/13	2,095,000
1,100,000	L	ITT Corp., 7.375%, due 11/15/15	1,193,500
300,000	L	Mandalay Resort Group, 7.625%, due 07/15/13	311,250
3,513,000	L	Mandalay Resort Group, 9.375%, due 02/15/10	3,829,170
4,575,000	L	MGM Mirage, 6.625%, due 07/15/15	4,523,531
1,100,000	#	MGM Mirage, 6.750%, due 04/01/13	1,100,000
1,100,000		MGM Mirage, 6.750%, due 09/01/12	1,104,125
3,475,000	L	MGM Mirage, 8.375%, due 02/01/11	3,683,500
1,300,000		MGM Mirage, 8.500%, due 09/15/10	1,397,500
1,725,000	L	Station Casinos, Inc., 6.500%, due 02/01/14	1,714,219
1,000,000	#	Station Casinos, Inc., 6.625%, due 03/15/18	982,500
1,550,000	L	Station Casinos, Inc., 6.875%, due 03/01/16	1,565,500
9,000,000	S, L	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 6.625%, due 12/01/14	8,786,250
			36,462,920
		Media: 8.3%
1,110,000	L	American Media Operations, Inc., 10.250%, due 05/01/09	1,010,100
2,290,000	@@, L	CanWest Media, Inc., 8.000%, due 09/15/12	2,358,700
2,950,000		CCO Holdings LLC/CCO Holdings Capital Corp., 8.750%, due 11/15/13	2,883,625
1,000,000	#, L	Charter Communications Operating LLC/Capital Corp., 8.000%, due 04/30/12	1,000,000
2,500,000	I	Charter Communications, Inc., 7.250%, due 04/27/10	2,517,830
2,000,000	#	Charter Communications, Inc., 8.375%, due 04/30/14	2,005,000
2,075,000	#, L	CSC Holdings, Inc., 7.250%, due 04/15/12	2,038,688
4,175,000	L	CSC Holdings, Inc., 7.625%, due 04/01/11	4,216,750
1,100,000		CSC Holdings, Inc., 7.875%, due 02/15/18	1,106,875
100,000		CSC Holdings, Inc., 8.125%, due 07/15/09	103,875
3,150,000	S	CSC Holdings, Inc., 8.125%, due 08/15/09	3,268,125
1,000,000	S	Dex Media Finance/West, 8.500%, due 08/15/10	1,062,500
4,225,000	L	Dex Media Finance/West, 9.875%, due 08/15/13	4,695,031
5,000,000	S, L	DirecTV Holdings LLC, 6.375%, due 06/15/15	4,962,500
200,000		Echostar DBS Corp., 5.750%, due 10/01/08	199,000
1,000,000		Echostar DBS Corp., 6.375%, due 10/01/11	982,500
2,600,000		Echostar DBS Corp., 6.625%, due 10/01/14	2,525,250
5,440,000	#, S	Echostar DBS Corp., 7.125%, due 02/01/16	5,378,800
1,000,000		Echostar DBS Corp., 8.240%, due 10/01/08	1,027,500
1,175,000	@@, #, L	IESY Repository GmbH, 10.375%, due 02/15/15	1,175,000
2,000,000	@@	Lighthouse International Co. SA, 8.000%, due 04/30/14	2,616,949
4,035,000	@@, #	Lighthouse International Co., SA, 8.000%, due 04/30/14	5,279,694
4,540,000	S, L	Mediacom Broadband LLC, 11.000%, due 07/15/13	4,857,800
500,000		Primedia, Inc., 8.000%, due 05/15/13	460,000
100,000		Primedia, Inc., 8.875%, due 05/15/11	98,000
2,000,000	@@	Rogers Cable, Inc., 6.250%, due 06/15/13	1,990,000
1,420,000	@@	Rogers Cable, Inc., 6.750%, due 03/15/15	1,455,500
500,000	@@	Rogers Cable, Inc., 7.875%, due 05/01/12	537,500
500,000	@@	Rogers Cable, Inc., 8.750%, due 05/01/32	595,000
390,000		Young Broadcasting, Inc., 10.000%, due 03/01/11	361,725
			62,769,817
		Mining: 0.3%
2,250,000	@@, #	Novelis, Inc., 7.250%, due 02/15/15	2,171,250
			2,171,250
		Miscellaneous Manufacturing: 1.2%
1,200,000	@@, #, L	Bombardier, Inc., 6.750%, due 05/01/12	1,152,000

		PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio		as of March 31, 2006 (Unaudited)(continued)
Principal Amount			Value
CORPORATE BONDS/NOTES: 90.7% (continued)

$1,083,333	I	Eastman Kodak Co., 6.610%, due 10/14/12	$1,097,083
411,875	I	Eastman Kodak Co., 6.700%, due 10/14/12	417,103
416,667	I	Eastman Kodak Co., 6.800%, due 10/18/12	421,955
163,721	I	Eastman Kodak Co., 6.820%, due 10/14/12	165,799
208,333	I	Eastman Kodak Co., 6.851%, due 10/14/12	210,978
208,333	I	Eastman Kodak Co., 7.180%, due 10/14/12	210,978
157,894	@@, I	Invensys PLC, 7.791%, due 09/05/09	159,671
1,600,000	@@, I	Invensys PLC, 9.431%, due 09/05/09	1,638,000
1,350,000	@@, #, L	Invensys PLC, 9.875%, due 03/15/11	1,441,125
1,900,000	L	Trinity Industries, Inc., 6.500%, due 03/15/14	1,909,500
			8,824,192
		Office/Business Equipment: 0.7%
1,750,000	L	Xerox Corp., 6.400%, due 03/15/16	1,745,625
2,350,000		Xerox Corp., 6.875%, due 08/15/11	2,423,438
1,000,000	L	Xerox Corp., 7.200%, due 04/01/16	1,057,500
			5,226,563
		Oil & Gas: 2.7%
1,500,000		Chesapeake Energy Corp., 6.375%, due 06/15/15	1,483,125
450,000		Chesapeake Energy Corp., 6.625%, due 01/15/16	451,125
3,025,000		Chesapeake Energy Corp., 6.875%, due 01/15/16	3,062,813
1,600,000	#	Chesapeake Energy Corp., 7.500%, due 06/15/14	1,684,000
3,225,000		El Paso Production Holding Co., 7.750%, due 06/01/13	3,358,031
150,000		Encore Acquisition Co., 6.000%, due 07/15/15	140,625
750,000		Encore Acquisition Co., 6.250%, due 04/15/14	721,875
275,000		Exco Resources, Inc., 7.250%, due 01/15/11	275,000
2,500,000		Farrell Gas, 8.780%, due 08/01/07	2,547,381
300,000	@@, #, L	Gaz Capital SA, 8.625%, due 04/28/34	369,000
800,000	@@	Gazprom International SA, 7.201%, due 02/01/20	837,200
2,700,000	@@	Morgan Stanley Bank AG for OAO Gazprom, 9.625%, due 03/01/13	3,206,520
1,425,000		Plains Exploration & Production Co., 7.125%, due 06/15/14	1,471,313
600,000		Valero Energy Corp., 7.800%, due 06/14/10	620,250
			20,228,258
		Oil & Gas Services: 1.0%
706,000	#	Dresser-Rand Group, Inc., 7.625%, due 11/01/14	723,650
1,818,000		Hanover Equipment Trust, 8.500%, due 09/01/08	1,867,995
500,000		Hanover Equipment Trust, 8.750%, due 09/01/11	525,625
2,000,000		Newpark Resources, 8.625%, due 12/15/07	2,010,000
2,500,000	S	SESI LLC, 8.875%, due 05/15/11	2,625,000
			7,752,270
		Packaging & Containers: 2.7%
800,000		Ball Corp., 6.625%, due 03/15/18	798,000
650,000	#, L	Crown Americas, Inc., 7.625%, due 11/15/13	676,000
1,725,000	#	Crown Americas, Inc., 7.750%, due 11/15/15	1,798,313
750,000		Greif Bros. Corp., 8.875%, due 08/01/12	802,500
2,350,000	@@, L	Norampac, Inc., 6.750%, due 06/01/13	2,250,125
2,250,000	L	Owens Brockway Glass Container, Inc., 6.750%, due 12/01/14	2,210,625
745,000		Owens Brockway Glass Container, Inc., 7.750%, due 05/15/11	780,388
1,775,000	L	Owens Brockway Glass Container, Inc., 8.750%, due 11/15/12	1,908,125
2,249,000	L	Smurfit-Stone Container Corp., 8.250%, due 10/01/12	2,218,076
3,800,000	L	Stone Container Corp., 8.375%, due 07/01/12	3,762,000
1,195,000		Stone Container Corp., 9.750%, due 02/01/11	1,233,838
2,000,000	@@, L	Stone Container Finance, 7.375%, due 07/15/14	1,870,000
			20,307,990
		Pipelines: 6.4%
2,000,000	#	El Paso Corp., 10.750%, due 10/01/10	2,245,000

			PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio			as of March 31, 2006 (Unaudited)(continued)
Principal Amount			Value
CORPORATE BONDS/NOTES: 90.7% (continued)

$1,400,000	#	El Paso Corp., 6.500%, due 06/01/08	$1,403,500
400,000	L	El Paso Corp., 7.375%, due 12/15/12	409,000
2,500,000	#, S	El Paso Corp., 7.625%, due 09/01/08	2,562,500
600,000	#	El Paso Corp., 7.750%, due 01/15/32	607,500
900,000	#, L	El Paso Corp., 7.750%, due 06/15/10	932,625
1,100,000		El Paso Corp., 7.800%, due 08/01/31	1,111,000
4,200,000		El Paso Corp., 7.875%, due 06/15/12	4,394,250
300,000	#, L	El Paso Corp., 9.625%, due 05/15/12	335,250
4,700,000	S	Roseton/Danskammer, 7.270%, due 11/08/10	4,751,721
2,900,000	L	Roseton/Danskammer, 7.670%, due 11/08/16	2,964,588
850,000	#, L	SemGroup LP, 8.750%, due 11/15/15	871,250
3,000,000		Sonat, Inc., 7.000%, due 02/01/18	2,925,000
4,600,000	L	Sonat, Inc., 7.625%, due 07/15/11	4,761,000
2,425,000	L	Transmontaigne, Inc., 9.125%, due 06/01/10	2,588,688
1,300,000	#, L	Williams Cos, Inc., 6.375%, due 10/01/10	1,293,500
1,360,000	L	Williams Cos., Inc., 7.500%, due 01/15/31	1,417,800
5,450,000	L	Williams Cos., Inc., 7.625%, due 07/15/19	5,831,500
4,350,000	S	Williams Cos., Inc., 7.875%, due 09/01/21	4,698,000
1,800,000	L	Williams Cos., Inc., 8.750%, due 03/15/32	2,115,000
			48,218,672
		Real Estate: 0.1%
750,000	L	Forest City Enterprises, Inc., 7.625%, due 06/01/15	795,000
			795,000
		Real Estate Investment Trust: 1.1%
4,000,000	L	Host Marriott LP, 6.375%, due 03/15/15	3,955,000
1,825,000	#, I	Host Marriott LP, 6.750%, due 06/01/16	1,831,844
575,000		Ventas Realty LP/Ventas Capital Corp., 6.750%, due 06/01/10	583,625
500,000	L	Ventas Realty LP/Ventas Capital Corp., 7.125%, due 06/01/15	516,250
1,650,000		Ventas Realty LP/Ventas Capital Corp., 8.750%, due 05/01/09	1,757,250
			8,643,969
		Retail: 1.9%
4,000,000		Amerigas Partners LP, 7.250%, due 05/20/15	4,020,000
1,950,000	L	AmeriGas Partners LP/AmeriGas Eagle Finance Corp., 7.125%, due 05/20/16	1,950,000
2,000,000	S, I, L	Ferrellgas Partners LP/Ferrellgas Partners Finance, 8.750%, due 06/15/12	2,035,000
2,115,000		Ferrellgas Escrow LLC/Ferrellgas Finance Escrow Corp., 6.750%, due 05/01/14	2,046,263
125,000		JC Penney Co., Inc., 7.400%, due 04/01/37	135,401
500,000		JC Penney Co., Inc., 9.000%, due 08/01/12	575,213
3,725,000	S, L	Suburban Propane Partners LP/Suburban Energy Finance Corp., 6.875%, due 12/15/13	3,594,625
			14,356,502
		Telecommunications: 10.6%
3,050,000	L	American Cellular Corp., 10.000%, due 08/01/11	3,324,500
1,083,503	I	Charter Communications, Inc., 7.920%, due 04/26/11	1,094,737
1,500,000	L	Cincinnati Bell, Inc., 7.000%, due 02/15/15	1,492,500
3,375,000	L	Cincinnati Bell, Inc., 7.250%, due 07/15/13	3,484,688
3,300,000	L	Cincinnati Bell, Inc., 8.375%, due 01/15/14	3,370,125
2,300,000		Citizens Communications Co., 6.250%, due 01/15/13	2,248,250
75,000		Citizens Communications Co., 7.000%, due 11/01/25	66,563
500,000		Citizens Communications Co., 7.450%, due 07/01/35	451,250
1,000,000		Citizens Communications Co., 9.000%, due 08/15/31	1,073,750
2,000,000	I	Hawaiian Telcom Communications, 6.780%, due 10/31/12	2,022,322
1,800,000	#, L	Hawaiian Telcom Communications, Inc., 9.750%, due 05/01/13	1,818,000
2,000,000		Insight Midwest LP/Insight Capital, Inc., 9.750%, due 10/01/09	2,065,000
1,200,000		Insight Midwest LP/Insight Capital, Inc., 9.750%, due 10/01/09	1,239,000
2,375,000	@@	Intelsat Subsidiary Holding Co., Ltd., 8.625%, due 01/15/15	2,464,063
2,800,000	@@	Intelsat Subsidiary Holding Co., Ltd., 9.614%, due 01/15/12	2,859,500

		PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio		as of March 31, 2006 (Unaudited)(continued)
Principal Amount			Value
CORPORATE BONDS/NOTES: 90.7% (continued)

$275,000	@@	Intelsat Subsidiary Holding Co., Ltd., 8.250%, due 01/15/13	$281,188
1,875,000	@@, I	Intelsat, 0.000%, due 04/24/06	1,879,259
800,000	@@, #	Mobile Telesystems, 8.000%, due 01/28/12	817,000
800,000	@@	Mobile Telesystems, 8.375%, due 10/14/10	832,480
1,100,000		Northwestern Bell Telephone, 7.750%, due 05/01/30	1,123,375
1,775,000	L	Qwest Capital Funding, Inc., 7.250%, due 02/15/11	1,808,281
6,350,000	L	Qwest Communications International, Inc., 7.250%, due 02/15/11	6,540,500
8,075,000	L	Qwest Communications International, Inc., 7.500%, due 02/15/14	8,357,625
4,875,000	L	Qwest Communications International, Inc., 7.500%, due 02/15/14	5,045,625
1,000,000		Qwest Corp., 7.200%, due 11/10/26	1,011,250
225,000		Qwest Corp., 7.250%, due 10/15/35	225,844
275,000		Qwest Corp., 7.500%, due 06/15/23	280,844
7,100,000		Qwest Corp., 8.875%, due 03/15/12	7,969,800
840,000	@@, L	Rogers Cable, Inc., 8.000%, due 12/15/12	895,650
850,000	@@	Rogers Wireless, Inc., 6.375%, due 03/01/14	852,125
250,000	@@, L	Rogers Wireless, Inc., 7.250%, due 12/15/12	264,688
1,440,000	@@, L	Rogers Wireless, Inc., 7.500%, due 03/15/15	1,551,600
1,850,000		Rural Cellular Corp., 8.250%, due 03/15/12	1,933,250
975,000		Rural Cellular Corp., 9.875%, due 02/01/10	1,045,688
2,775,000	S	Time Warner Telecom Holdings, Inc., 9.250%, due 02/15/14	2,990,063
1,050,000	L	Time Warner Telecom, Inc., 10.125%, due 02/01/11	1,109,063
2,500,000	I	UPC Financing Partnership, 7.280%, due 09/15/12	2,519,010
1,200,000	@@, #, L	Wind Acquisition Finance SA, 10.750%, due 12/01/15	1,302,000
			79,710,456
		Transportation: 0.5%
1,800,000	@@	Grupo Transportacion Ferroviaria Mexicana SA DE CV, 9.375%, due 05/01/12	1,989,000
1,743,000		Horizon Lines LLC, 9.000%, due 11/01/12	1,851,938
			3,840,938
		Total Corporate Bonds/Notes
		(Cost $677,159,837)	682,457,531

OTHER BONDS: 3.0%

		Foreign Government Bonds: 3.0%
3,600,000	@@, L	Brazil Government Bond, 10.500%, due 07/14/14	4,491,000
1,375,000	@@, L	Brazil Government Bond, 11.000%, due 08/17/40	1,765,844
1,900,000	@@, L	Brazil Government Bond, 8.250%, due 01/20/34	2,098,550
75,000	@@	Brazil Government Bond, 8.750%, due 02/04/25	86,063
75,000	@@	Brazil Government Bond, 8.875%, due 10/14/19	86,813
10,751,000	@@, L	Brazilian Government International Bond, 8.000%, due 01/15/18	11,670,210
1,850,000	@@, L	Panama Government Bond, 8.875%, due 09/30/27	2,257,000
			22,455,480

		Total Other Bonds
		(Cost $20,078,765)	22,455,480

CONVERTIBLE BOND: 0.2%

		Electric: 0.2%
1,475,000	L	CMS Energy Corp., 2.875%, due 12/01/24	1,585,625

		Total Convertible Bonds
		(Cost $1,665,206)	1,585,625

	PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio	as of March 31, 2006 (Unaudited)(continued)
Shares		Value
PREFERRED STOCK: 0.1%

	Oil & Gas: 0.1%
8,000	Chesapeake Energy Corp.	$767,280

	Total Preffered Stock
	(Cost $799,352)	767,280

	Total Long-Term Investments:
	(Cost $699,703,160)	707,265,916

Principal Amount				Value
SHORT-TERM INVESTMENT: 33.4%

		Commercial Paper: 4.8%
$11,200,000		Bank of Ireland, 4.680%, due 05/23/06		$11,121,665
5,500,000	S	Danske Bank, 4.640%, due 06/01/06		5,456,440
17,300,000		Danske Bank, 4.830%, due 06/26/06		17,103,298
1,700,000		Skandi Ensk, 4.830%, due 6/22/06		1,681,504
400,000		Societe Generale, 4.750%, due 05/23/06		397,220
500,000		Westpac Bank, 4.780%, due 05/30/06		496,046
				36,256,173
		Total Commercial Paper
		(Cost $36,255,609)		36,256,173

		U.S. Treasury Bill: 0.1%
1,000,000	L	4.270%, due 06/01/06		992,700

		Total U.S. Treasury Bills
		(Cost $992,443)		992,700

		Securities Lending CollateralCC: 28.5%
214,677,579		The Bank of New York Institutional Cash Reserve Fund		214,677,579

		Total Securities Lending Collateral
		(Cost $214,677,579)		214,677,579

		Total Short-Term Investments
		(Cost $251,925,631)		251,926,452

		Total Investments in Securities
		(Cost $951,628,791)*	127.4%	$959,192,368
		Other Assets and Liabilities—Net	(27.4)	(206,398,359)
		Net Assets	100.0%	$752,794,009

@		Non-income producing security
@@		Foreign Issuer
#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

cc		Securities purchased with cash collateral for securities loaned.
S		Segregated securities for certain derivatives, when-issued or delayed delivery securities and forward currency exchange contracts.
I		Illiquid security
L		Loaned security, a portion or all of the security is on loan at March 31, 2006.

*		Cost for federal income tax purposes is $952,275,097.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$13,900,517
		Gross Unrealized Depreciation		(6,983,246)
		Net Unrealized Appreciation		$6,917,271

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio	as of March 31, 2006 (Unaudited)(continued)

The Fund may invest up to 15% of its net assets in illiquid securities. Pursuant to guidelines adopted by the Fund’s Board, the following securities have been deemed to be illiquid.

	Shares/	Initial			Percent
	Principal	Acquisition			of Net
Security	Amount	Date	Cost	Value	Assets
AMADEUS HALDE 144A TERM B, 5.244%, due 04/08/13	$1,500,000	01/17/06	$1,827,104	$1,835,495	0.2%
AMADEUS HALDE 144A TERM C, 5.744%, due 04/08/14	1,500,000	01/17/06	1,827,164	1,843,965	0.2%
Amerigas Partners LP, 7.250%, due 05/20/15	4,000,000	12/05/05	4,035,171	4,020,000	0.5%
Bombardier Capital, Inc., 7.090%, due 03/30/07	2,000,000	04/30/04	2,056,001	2,013,750	0.3%
Charter Communications, Inc., 7.250%, due 04/27/10	2,500,000	12/19/05	2,501,788	2,517,830	0.3%
Charter Communications, Inc., 7.920%, due 04/26/11	1,083,503	04/20/04	1,081,022	1,094,737	0.1%
Continental Airlines, Inc., 6.920%, due 04/02/13	1,439,722	04/30/04	1,425,324	1,451,731	0.2%
Eastman Kodak Co., 6.820%, due 10/14/12	163,721	12/19/05	164,321	165,799	0.0%
Eastman Kodak Co., 6.800%, due 10/18/12	416,667	12/19/05	418,192	421,955	0.1%
Eastman Kodak Co., 6.610%, due 10/14/12	1,083,333	12/19/05	1,087,299	1,097,083	0.1%
Eastman Kodak Co., 6.851%, due 10/14/12	208,333	12/19/05	209,096	210,978	0.0%
Eastman Kodak Co., 6.700%, due 10/14/12	411,875	12/19/05	413,382	417,103	0.1%
Eastman Kodak Co., 7.180%, due 10/14/12	208,333	12/19/05	209,096	210,978	0.0%
Ferrellgas Partners LP/Ferrellgas Partners Finance, 8.750%, due 06/15/12	2,000,000	05/20/04	2,576,423	2,547,281	0.3%
Koch Forest Products, Inc., 7.561%, due 12/23/13	1,500,000	02/12/06	1,500,000	1,534,904	0.2%
Goodyear Tire & Rubber Co., 7.060%, due 04/01/10	3,000,000	04/01/05	3,000,000	3,047,499	0.4%
Hawaiian Telcom Communications, 6.780%, due 10/31/12	2,000,000	02/19/05	2,010,889	2,022,322	0.3%
Headwaters, Inc., 6.860%, due 04/30/11	1,348,438	12/06/04	1,364,636	1,360,799	0.2%
HEALTH CORP TERM 02/02/13	3,000,000	03/07/06	3,000,000	3,026,250	0.4%
Hertz Corp., 4.500%, due 12/21/12	166,667	12/20/05	166,667	161,191	0.0%
Hertz Corp., 6.830%, due 12/21/12	376,488	12/20/05	376,488	382,190	0.1%
Hertz Corp., 6.960%, due 12/21/12	379,333	03/31/06	379,333	385,078	0.1%
Hertz Corp., 6.890%, due 12/21/12	379,333	03/31/06	379,333	385,078	0.1%
Hertz Corp., 0.000%, due 12/21/12	195,333	12/20/05	195,333	197,897	0.0%
Host Marriott LP, 6.750%, due 06/01/16	1,825,000	2/29/06	1,825,000	1,821,843	0.2%
Intelsat, 0.000%, due 04/24/06	1,875,000	10/24/06	1,872,656	1,879,647	0.2%
Invensys PLC, 9.431%, due 09/05/09	1,600,000	04/20/04	1,608,991	1,638,000	0.2%
Invensys PLC, 7.791%, due 09/05/09	157,894	04/20/04	158,277	159,671	0.0%
Kappa-Jefferson Corp., 6.939%, due 11/29/13	1,050,000	11/28/05	1,050,000	1,048,773	0.1%
Kappa-Jefferson Corp., 7.439%, due 11/29/14	1,050,000	11/28/05	1,050,000	1,048,773	0.1%
EURO Call Swaption, Call, 3 month LIBOR, 4.000%, expires 06/02/06	49,700	08/03/05	253,470	(1)	0.0%
EURO Put Swaption, Put, 3 month LIBOR, 5.500%, expires 06/02/06	49,700	08/03/05	278,320	(184,834)	0.0%
SigmaKalon Group BV, 4.742%, due 06/30/12	1,000,000	12/13/05	1,155,893	1,195,460	0.2%
UPC Financing Partnership, 7.280%, due 09/15/12	2,500,000	03/03/05	2,510,939	2,519,010	0.3%
			$43,967,608	$43,478,235	5.8%

At March 31, 2006 the following forward foreign currency contracts were outstanding for the ING PIMCO High Yield Bond Portfolio:

			In		Unrealized
		Settlement	Exchange		Appreciation
Currency	Buy/Sell	Date	For	Value	(Depreciation)
Euro			USD
EUR 2,637,000	Buy	04/25/06	3,217,230	3,195,978	(21,252)
					$(21,252)

Euro
EUR 973,000	Sell	04/25/06	1,167,697	1,179,252	(11,555)

Euro
EUR 15,418,000	Sell	04/25/06	18,683,795	18,686,232	(2,437)
					$(13,992)

		PORTFOLIO OF INVESTMENTS
ING Pioneer Fund Portfolio		as of March 31, 2006 (Unaudited)
Shares			Value
COMMON STOCK: 99.4%

		Advertising: 1.0%
12,767		Omnicom Group	$1,062,853
			1,062,853
		Aerospace/Defense: 2.5%
20,452		General Dynamics Corp.	1,308,519
24,344		United Technologies Corp.	1,411,222
			2,719,741
		Airlines: 0.6%
37,050		Southwest Airlines Co.	666,530
			666,530
		Apparel: 0.2%
6,534		Liz Claiborne, Inc.	267,763
			267,763
		Auto Manufacturers: 2.3%
137,818		Ford Motor Co.	1,097,031
21,336		Paccar, Inc.	1,503,761
			2,600,792
		Auto Parts & Equipment: 1.3%
18,303		Johnson Controls, Inc.	1,389,747
			1,389,747
		Banks: 8.5%
18,983		Bank of America Corp.	864,486
5,603		Compass Bancshares, Inc.	283,568
14,716		First Horizon National Corp.	612,921
41,574		National City Corp.	1,450,933
23,184		State Street Corp.	1,401,009
16,605		SunTrust Banks, Inc.	1,208,180
41,889		US BanCorp.	1,277,615
10,729		Wachovia Corp.	601,360
18,838		Wells Fargo & Co.	1,203,183
5,830		Zions Bancorporation	482,316
			9,385,571
		Beverages: 1.4%
26,173		PepsiCo, Inc.	1,512,538
			1,512,538
		Biotechnology: 0.2%
3,665	@	Amgen, Inc.	266,629
			266,629
		Building Materials: 0.1%
1,872		Masco Corp.	60,821
			60,821
		Chemicals: 1.9%
6,676		Air Products & Chemicals, Inc.	448,560

		PORTFOLIO OF INVESTMENTS
ING Pioneer Fund Portfolio		as of March 31, 2006 (Unaudited)(continued)
Shares			Value
COMMON STOCK: 99.4% (continued)

15,517		Dow Chemical Co.	$629,990
10,177		Ecolab, Inc.	388,761
8,302		EI Du Pont de Nemours & Co.	350,427
4,586		Praxair, Inc.	252,918
			2,070,656
		Computers: 3.1%
26,080	@	Dell, Inc.	776,141
7,066	@	DST Systems, Inc.	409,404
12,559	@	EMC Corp.	171,179
39,794		Hewlett-Packard Co.	1,309,223
156,997	@	Sun Microsystems, Inc.	805,395
			3,471,342
		Cosmetics/Personal Care: 1.4%
20,398		Colgate-Palmolive Co.	1,164,726
11,808		Estee Lauder Cos., Inc.	439,140
			1,603,866
		Diversified Financial Services: 5.0%
19,961		American Express Co.	1,048,951
9,274		Citigroup, Inc.	438,011
12,088		Federated Investors, Inc.	472,036
14,962		Merrill Lynch & Co., Inc.	1,178,407
31,216		T. Rowe Price Group, Inc.	2,441,403
			5,578,808
		Electric: 1.1%
9,517		Consolidated Edison, Inc.	413,990
3,189		Exelon Corp.	168,698
3,077		Pacific Gas & Electric Co.	119,695
15,286		Southern Co.	500,922
			1,203,305
		Electrical Components & Equipment: 0.7%
9,119		Emerson Electric Co.	762,622
			762,622
		Food: 4.0%
22,805		Campbell Soup Co.	738,882
11,869		General Mills, Inc.	601,521
17,989		Hershey Foods Corp.	939,565
19,887		HJ Heinz Co.	754,115
4,846		Kellogg Co.	213,418
20,207		Sara Lee Corp.	361,301
23,802		Sysco Corp.	762,854
			4,371,656
		Gas: 0.6%
16,609		KeySpan Corp.	678,810
			678,810
		Healthcare — Products: 5.6%
22,128		Becton Dickinson & Co.	1,362,642
13,113		Biomet, Inc.	465,774
14,096		CR Bard, Inc.	955,850
27,028		Johnson & Johnson	1,600,598
8,546		Medtronic, Inc.	433,710
13,365	@	St. Jude Medical, Inc.	547,965
7,546		Stryker Corp.	334,590

		PORTFOLIO OF INVESTMENTS
ING Pioneer Fund Portfolio		as of March 31, 2006 (Unaudited)(continued)
Shares			Value
COMMON STOCK: 99.4% (continued)

6,800	@	Zimmer Holdings, Inc.	$459,680
			6,160,809
		Household Products/Wares: 0.2%
3,860		Clorox Co.	231,021
			231,021
		Insurance: 2.4%
9,684	@@	Axis Capital Holdings Ltd.	289,552
17,313		Chubb Corp.	1,652,353
3,233		Hartford Financial Services Group, Inc.	260,418
9,503		Safeco Corp.	477,146
			2,679,469
		Machinery — Construction & Mining: 1.3%
19,904		Caterpillar, Inc.	1,429,306
			1,429,306
		Machinery — Diversified: 1.9%
19,432		Deere & Co.	1,536,100
7,212		Rockwell Automation, Inc.	518,615
			2,054,715
		Media: 5.5%
15,116		Gannett Co., Inc.	905,751
20,759		John Wiley & Sons, Inc.	785,728
48,266		McGraw-Hill Cos, Inc.	2,781,087
86,992	@@	Reed Elsevier NV	1,242,632
13,644		Walt Disney Co.	380,531
			6,095,729
		Mining: 4.1%
18,004		Alcoa, Inc.	550,202
22,076	@@	Inco Ltd.	1,101,372
56,808	@@	Rio Tinto PLC	2,908,906
			4,560,480
		Miscellaneous Manufacturing: 1.4%
1,787		3M Co.	135,258
30,196		General Electric Co.	1,050,217
3,945		Parker Hannifin Corp.	318,006
			1,503,481
		Office/Business Equipment: 1.1%
17,732	@@	Canon, Inc. ADR	1,171,199
			1,171,199
		Oil & Gas: 7.0%
10,033		Apache Corp.	657,262
40,320		ChevronTexaco Corp.	2,337,350
19,461		ConocoPhillips	1,228,962
25,428		Exxon Mobil Corp.	1,547,548
12,749		Occidental Petroleum Corp.	1,181,195
18,123		Pioneer Natural Resources Co.	801,943
			7,754,260
		Oil & Gas Services: 0.4%
10,433	@	Weatherford International Ltd.	477,310
			477,310

		PORTFOLIO OF INVESTMENTS
ING Pioneer Fund Portfolio		as of March 31, 2006 (Unaudited)(continued)
Shares			Value
COMMON STOCK: 99.4% (continued)

		Pharmaceuticals: 7.4%
25,127		Abbott Laboratories	$1,067,144
15,056	@	Barr Pharmaceuticals, Inc.	948,227
26,590		Bristol-Myers Squibb Co.	654,380
18,796		Eli Lilly & Co.	1,039,419
23,202		Merck & Co., Inc.	817,406
16,761	@@	Novartis AG ADR	929,230
23,542		Pfizer, Inc.	586,667
1,974	@@	Roche Holding AG	292,645
6,117	@@	Roche Holding AG ADR	454,264
54,322		Schering-Plough Corp.	1,031,575
8,746	@@	Teva Pharmaceutical Industries Ltd. ADR	360,160
			8,181,117
		Retail: 7.5%
7,801		Barnes & Noble, Inc.	360,796
4,688		Costco Wholesale Corp.	253,902
18,841		CVS Corp.	562,781
11,151		Federated Department Stores	814,023
2,821	@	GameStop Corp.	122,206
5,663		Home Depot, Inc.	239,545
14,129		Lowe’s Cos., Inc.	910,473
14,293		Nordstrom, Inc.	560,000
15,404		Staples, Inc.	393,110
40,904		Target Corp.	2,127,417
42,431		Walgreen Co.	1,830,041
1,638		Yum! Brands, Inc.	80,033
			8,254,327
		Savings & Loans: 1.5%
7,714		Golden West Financial Corp.	523,781
26,113		Washington Mutual, Inc.	1,112,936
			1,636,717
		Semiconductors: 2.9%
27,750		Applied Materials, Inc.	485,903
5,921	@	Freescale Semiconductor, Inc.	164,426
47,510		Intel Corp.	919,319
51,258		Texas Instruments, Inc.	1,664,347
			3,233,995
		Software: 2.7%
22,955	@	Adobe Systems, Inc.	801,589
17,495		Automatic Data Processing, Inc.	799,172
7,446	@	Fiserv, Inc.	316,827
40,897		Microsoft Corp.	1,112,807
			3,030,395
		Telecommunications: 7.1%
6,422		Alltel Corp.	415,825
66,308		AT&T, Inc.	1,792,968
44,495		BellSouth Corp.	1,541,752
3,000		CenturyTel, Inc.	117,360
30,871	@	Cisco Systems, Inc.	668,975
64,389		Motorola, Inc.	1,475,152
65,930	@@	Nokia OYJ ADR	1,366,070
15,424		Verizon Communications, Inc.	525,341
			7,903,443

	PORTFOLIO OF INVESTMENTS
ING Pioneer Fund Portfolio	as of March 31, 2006 (Unaudited)(continued)
Shares		Value
COMMON STOCK: 99.4% (continued)

	Transportation: 3.5%
14,611	Burlington Northern Santa Fe Corp.	$1,217,535
48,355	Norfolk Southern Corp.	2,614,555
		3,832,090
	Total Common Stock
	(Cost $101,694,293)	109,863,913

Principal Amount			Value

SHORT-TERM INVESTMENTS: 0.1%

	U.S. Government Agency Obligation: 0.1%
$140,000	Federal Home Loan Bank,4.400%, due 04/03/06		$139,966

	Total Short-Term Investments
	(Cost $139,966)		139,966

	Total Investments in Securities
	(Cost $101,834,259)*	99.5%	$110,003,879
	Other Assets and Liabilities—Net	0.5	537,990
	Net Assets	100.0%	$110,541,869

	Certain foreign securities have been fair valued in accordance with procedures approved by the Board of Trustees (Note 2A).
@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt

*	Cost for federal income tax purposes is $825,804,068.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation		$10,389,511
	Gross Unrealized Depreciation		(2,219,908)
	Net Unrealized Appreciation		$8,169,603

			PORTFOLIO OF INVESTMENTS
ING Pioneer Mid Cap Value Portfolio			as of March 31, 2006 (Unaudited)
Shares			Value
COMMON STOCK: 98.9%
		Advertising: 1.6%
1,130,620	@, L	Interpublic Group of Cos., Inc.	$10,808,727
			10,808,727
		Agriculture: 1.7%
282,700	L	UST, Inc.	11,760,320
			11,760,320
		Auto Parts & Equipment: 0.5%
61,400		BorgWarner, Inc.	3,686,456
			3,686,456
		Banks: 7.5%
104,344		City National Corp.	8,012,576
270,415		Keycorp	9,951,272
176,965	L	Marshall & Ilsley Corp.	7,712,135
317,751		Mellon Financial Corp.	11,311,936
245,762	L	North Fork Bancorporation, Inc.	7,085,318
245,700	L	Regions Financial Corp.	8,641,269
			52,714,506
		Beverages: 1.6%
167,479	L	Molson Coors Brewing Co.	11,492,409
			11,492,409
		Chemicals: 6.1%
220,973		Air Products & Chemicals, Inc.	14,847,176
221,141	L	Ashland, Inc.	15,718,702
264,200		International Flavors & Fragrances, Inc.	9,067,344
49,728		PPG Industries, Inc.	3,150,269
			42,783,491
		Coal: 1.0%
196,200	L	Massey Energy Co.	7,076,934
			7,076,934
		Commercial Services: 1.5%
311,857		RR Donnelley & Sons Co.	10,203,961
			10,203,961
		Computers: 4.1%
614,468	@	BISYS Group, Inc.	8,283,029
161,829		Imation Corp.	6,944,082
312,800	@	NCR Corp.	13,071,912
			28,299,023
		Distribution/Wholesale: 2.1%
195,144		WW Grainger, Inc.	14,704,100
			14,704,100
		Diversified Financial Services: 2.9%
97,809		Bear Stearns Cos, Inc.	13,566,108
173,386		Federated Investors, Inc.	6,770,723
			20,336,831

			PORTFOLIO OF INVESTMENTS
ING Pioneer Mid Cap Value Portfolio			as of March 31, 2006 (Unaudited)(continued)
Shares			Value
COMMON STOCK: 98.9% (continued)

		Electric: 7.6%
208,800	@	Allegheny Energy, Inc.	$7,067,880
233,629		Edison International	9,620,842
154,400		FirstEnergy Corp.	7,550,160
227,244	@, L	NRG Energy, Inc.	10,275,974
270,326		NSTAR	7,734,027
278,739		Pacific Gas & Electric Co.	10,842,947
			53,091,830
		Electronics: 1.6%
1,055,920		Symbol Technologies, Inc.	11,171,634
			11,171,634
		Environmental Control: 1.8%
294,972		Republic Services, Inc.	12,539,260
			12,539,260
		Food: 3.4%
227,075		HJ Heinz Co.	8,610,684
602,212		Safeway, Inc.	15,127,565
			23,738,249
		Healthcare — Products: 1.0%
310,700	@, L	Boston Scientific Corp.	7,161,635
			7,161,635
		Healthcare — Services: 4.1%
195,200	L	Health Management Associates, Inc.	4,210,464
188,778	@, L	Laboratory Corp. of America Holdings	11,039,737
951,521	@, L	Tenet Healthcare Corp.	7,022,225
147,236	@	Triad Hospitals, Inc.	6,169,188
			28,441,614
		Home Builders: 0.3%
61,500	@, L	Toll Brothers, Inc.	2,129,745
			2,129,745
		Insurance: 12.2%
171,400		AON Corp.	7,114,814
103,940	L	Assurant, Inc.	5,119,045
98,296		Cigna Corp.	12,839,423
281,644		Genworth Financial, Inc.	9,415,359
295,100		Marsh & McLennan Cos., Inc.	8,664,136
216,818	@@	Platinum Underwriters Holdings Ltd.	6,309,404
274,471		PMI Group, Inc.	12,603,708
566,719	L	UnumProvident Corp.	11,606,405
11,086	@	White Mountain Insurance	6,590,627
140,994	@@, L	Willis Group Holdings Ltd.	4,830,454
			85,093,375
		Internet: 1.4%
490,692	@, L	Expedia, Inc.	9,946,327
			9,946,327
		Leisure Time: 1.2%
196,831	@, L	Royal Caribbean Cruises Ltd.	8,270,839
			8,270,839

			PORTFOLIO OF INVESTMENTS
ING Pioneer Mid Cap Value Portfolio			as of March 31, 2006 (Unaudited)(continued)
Shares			Value
COMMON STOCK: 98.9% (continued)

		Lodging: 1.5%
136,200		Harrah’s Entertainment, Inc.	$10,618,152
			10,618,152
		Machinery — Diversified: 2.1%
188,864		Deere & Co.	14,929,699
			14,929,699
		Media: 2.3%
307,198		Clear Channel Communications, Inc.	8,911,814
245,685		Entercom Communications Corp.	6,859,525
			15,771,339
		Mining: 2.0%
85,883	L	Freeport-McMoRan Copper & Gold, Inc.	5,133,227
239,700	@@, L	Novelis, Inc.	4,930,629
48,600		Phelps Dodge Corp.	3,913,758
			13,977,614
		Miscellaneous Manufacturing: 1.9%
196,827	L	Eastman Kodak Co.	5,597,760
274,700	@@, L	Tyco International Ltd.	7,383,936
			12,981,696
		Office/Business Equipment: 2.2%
1,032,321	@, L	Xerox Corp.	15,691,279
			15,691,279
		Oil & Gas: 3.8%
36,800	L	Amerada Hess Corp.	5,240,320
54,700		Apache Corp.	3,583,397
36,739	L	Devon Energy Corp.	2,247,325
100,698		ENSCO International, Inc.	5,180,912
73,696		Tesoro Petroleum Corp.	5,036,385
61,176	@, L	Transocean, Inc.	4,912,433
			26,200,772
		Oil & Gas Services: 0.6%
98,018	@, L	Weatherford International Ltd.	4,484,324
			4,484,324
		Packaging & Containers: 1.6%
258,494	L	Ball Corp.	11,329,792
			11,329,792
		Pharmaceuticals: 2.2%
491,877		Perrigo Co.	8,022,514
160,244	@@, L	Shire Pharmaceuticals PLC ADR	7,449,744
			15,472,258
		Real Estate Investment Trust: 2.8%
371,900		Annaly Mortgage Management, Inc.	4,514,866
168,400		Host Marriott Corp.	3,603,760
135,500		Prologis	7,249,250
129,200	L	Ventas, Inc.	4,286,856
			19,654,732

			PORTFOLIO OF INVESTMENTS
ING Pioneer Mid Cap Value Portfolio			as of March 31, 2006 (Unaudited)(continued)
Shares			Value
COMMON STOCK: 98.9% (continued)

		Retail: 3.7%
210,990		CVS Corp.	$6,302,271
191,939		Federated Department Stores	14,011,547
230,487		Foot Locker, Inc.	5,504,030
			25,817,848
		Savings & Loans: 0.8%
417,899		Hudson City Bancorp, Inc.	5,553,878
			5,553,878
		Semiconductors: 1.1%
98,200	@, L	Freescale Semiconductor, Inc.	2,730,942
184,400	@	Freescale Semiconductor, Inc.-Class B	5,120,788
			7,851,730
		Telecommunications: 3.7%
73,554	L	CenturyTel, Inc.	2,877,432
1,586,287	@	Cincinnati Bell, Inc.	7,170,017
541,700	@, L	Juniper Networks, Inc.	10,357,304
321,172	@	Tellabs, Inc.	5,106,635
			25,511,388
		Transportation: 1.4%
184,300		Norfolk Southern Corp.	9,965,101
			9,965,101

		Total Common Stock
		(Cost $647,582,600)	691,262,868

Principal
Amount			Value

SHORT-TERM INVESTMENTS: 25.3%

	U.S. Agency Obligation: 2.2%
$15,464,000	Federal Home Loan Bank, 4.400%, due 04/03/06		$15,458,330

	Total U.S. Government Agency Obligations
	(Cost $15,458,330)		15,458,330

	Securities Lending CollateralCC: 23.1%
161,783,638	The Bank of New York Institutional Cash Reserve Fund		161,783,638

	Total Securities Lending Collateral
	(Cost $161,783,638)		161,783,638

	Total Short-Term Investments
	(Cost $177,241,968)		177,241,968

	Total Investments in Securities
	(Cost $824,824,568)*	124.2%	$868,504,836
	Other Assets and Liabilities—Net	(24.2)	(169,178,719)
	Net Assets	100.0%	$699,326,117

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at March 31, 2006.

*	Cost for federal income tax purposes is
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$55,198,677
	Gross Unrealized Depreciation	(11,518,408)
	Net Unrealized Appreciation	$43,680,269

			PORTFOLIO OF INVESTMENTS
ING Salomon Brothers All Cap Portfolio			as of March 31, 2006 (Unaudited)
Shares			Value
COMMON STOCK: 95.3%

		Advertising: 1.4%
568,600	@, L	Interpublic Group of Cos., Inc.	$5,435,816
			5,435,816
		Aerospace/Defense: 3.1%
52,300	L	Boeing Co.	4,075,739
184,900		Raytheon Co.	8,475,816
			12,551,555
		Airlines: 1.8%
406,100		Southwest Airlines Co.	7,305,739
			7,305,739
		Auto Parts & Equipment: 0.6%
132,300	L	Lear Corp.	2,345,679
			2,345,679
		Banks: 5.7%
179,210		Bank of America Corp.	8,161,223
706	@@	Mitsubishi Tokyo Financial Group, Inc.	10,710,222
65,800		State Street Corp.	3,976,294
			22,847,739
		Beverages: 0.6%
34,100		Molson Coors Brewing Co.	2,339,942
			2,339,942
		Biotechnology: 1.1%
31,300	@	Amgen, Inc.	2,277,075
354,200	@	Aphton Corp.	51,359
156,975	@, L	Enzo Biochem, Inc.	2,119,163
			4,447,597
		Chemicals: 2.6%
101,400		Dow Chemical Co.	4,116,840
148,500	L	EI Du Pont de Nemours & Co.	6,268,185
			10,385,025
		Computers: 0.1%
44,400	@, L	Sun Microsystems, Inc.	227,772
			227,772
		Diversified Financial Services: 6.7%
104,300		American Express Co.	5,480,965
20,860		Ameriprise Financial, Inc.	939,952
8,000		Goldman Sachs Group, Inc.	1,255,680
235,300		JPMorgan Chase & Co.	9,797,892
118,300	L	Merrill Lynch & Co., Inc.	9,317,308
6,800	@, L	Thomas Weisel Partners Group, Inc.	148,920
			26,940,717
		Electronics: 1.5%
148,200	@	Agilent Technologies, Inc.	5,564,910

			PORTFOLIO OF INVESTMENTS
ING Salomon Brothers All Cap Portfolio			as of March 31, 2006 (Unaudited)(continued)
Shares			Value
COMMON STOCK: 95.3% (continued)

39,000	@, L	International DisplayWorks, Inc.	$255,450
			5,820,360
		Food: 4.3%
132,100	L	Kraft Foods, Inc.	4,003,951
245,400		Safeway, Inc.	6,164,448
272,300	@@	Unilever PLC	2,775,671
110,200	@@, L	Unilever PLC ADR	4,525,914
			17,469,984
		Forest Products & Paper: 1.6%
86,500	L	Weyerhaeuser Co.	6,265,195
			6,265,195
		Healthcare — Products: 1.7%
113,100		Johnson & Johnson	6,697,782
			6,697,782
		Household Products/Wares: 0.2%
16,700		Kimberly-Clark Corp.	965,260
			965,260
		Insurance: 8.6%
52,700	L	AMBAC Financial Group, Inc.	4,194,920
79,100		American International Group, Inc.	5,227,719
72,900		Chubb Corp.	6,957,576
175,900	@, L	CNA Surety Corp.	2,942,807
31,800		Hartford Financial Services Group, Inc.	2,561,490
63,800	L	MGIC Investment Corp.	4,250,994
184,300		PMI Group, Inc.	8,463,056
			34,598,562
		Internet: 0.1%
17,000	@, L	VeriSign, Inc.	407,830
			407,830
		Machinery — Construction & Mining: 1.8%
101,300		Caterpillar, Inc.	7,274,353
			7,274,353
		Machinery — Diversified: 0.5%
26,100		Deere & Co.	2,063,205
			2,063,205
		Media: 8.4%
137,600		Clear Channel Communications, Inc.	3,991,776
317,100		News Corp., Inc.	5,267,031
253,700	L	News Corp., Inc.	4,454,972
391,600	@@	Pearson PLC	5,403,105
400,900		Time Warner, Inc.	6,731,111
287,200	L	Walt Disney Co.	8,010,008
			33,858,003
		Mining: 2.4%
173,600		Alcoa, Inc.	5,305,216
79,500	@, L	RTI International Metals, Inc.	4,360,575
145,400	@	WGI Heavy Minerals, Inc.	174,480
			9,840,271

			PORTFOLIO OF INVESTMENTS
ING Salomon Brothers All Cap Portfolio			as of March 31, 2006 (Unaudited)(continued)
Shares			Value
COMMON STOCK: 95.3% (continued)

		Miscellaneous Manufacturing: 2.2%
206,000		Honeywell International, Inc.	$8,810,620
			8,810,620
		Oil & Gas: 5.5%
44,400		Anadarko Petroleum Corp.	4,484,844
11,800	@@, L	BP PLC ADR	813,492
61,900	L	ChevronTexaco Corp.	3,588,343
32,900	L	ConocoPhillips	2,077,635
56,200		Exxon Mobil Corp.	3,420,332
47,200	@, L	Global Santa Fe Corp.	2,867,400
96,500	L	Murphy Oil Corp.	4,807,630
			22,059,676
		Oil & Gas Services: 3.5%
60,100		Baker Hughes, Inc.	4,110,840
90,700	L	Halliburton Co.	6,622,914
24,900	L	Schlumberger Ltd.	3,151,593
			13,885,347
		Pharmaceuticals: 10.6%
189,000		Abbott Laboratories	8,026,830
72,000		Eli Lilly & Co.	3,981,600
115,400	@@, L	GlaxoSmithKline PLC ADR	6,036,574
147,700	@@, L	Novartis AG ADR	8,188,488
316,400		Pfizer, Inc.	7,884,688
177,100		Wyeth	8,592,892
			42,711,072
		Pipelines: 0.9%
178,100	L	Williams Cos., Inc.	3,809,559
			3,809,559
		Retail: 2.7%
112,100		Home Depot, Inc.	4,741,830
133,200		Wal-Mart Stores, Inc.	6,292,368
			11,034,198
		Semiconductors: 5.7%
270,000		Applied Materials, Inc.	4,727,700
119,600	@	Novellus Systems, Inc.	2,870,400
14,900	@@, #	Samsung Electronics Co., Ltd. GDR	4,830,443
618,023	@@, L	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	6,217,311
128,800		Texas Instruments, Inc.	4,182,136
			22,827,990
		Software: 2.1%
305,600		Microsoft Corp.	8,315,376
			8,315,376
		Telecommunications: 6.2%
451,100	@	Cisco Systems, Inc.	9,775,337
188,600		Motorola, Inc.	4,320,826
186,600	@@, L	Nokia OYJ ADR	3,866,352
339,000	@@, L	Vodafone Group PLC ADR	7,085,100
			25,047,615
		Toys/Games/Hobbies: 1.1%
215,200		Hasbro, Inc.	4,540,720
			4,540,720

		Total Common Stock
		(Cost $312,520,513)	383,130,559

		PORTFOLIO OF INVESTMENTS
ING Salomon Brothers All Cap Portfolio		as of March 31, 2006 (Unaudited)(continued)
Principal
Amount			Value
SHORT-TERM INVESTMENTS: 25.9%

	U.S. Government Agency: 4.1%
$16,432,000	Federal Home Loan Bank 4.400%, due 04/03/06		$16,425,975

	Total U.S. Government Agency Obligations
	(Cost $16,425,975)		16,425,975

	Securities Lending CollateralCC: 21.8%
87,661,103	The Bank of New York Institutional Cash Reserve Fund		87,661,103

	Total Securities Lending Collateral
	(Cost $87,661,103)		87,661,103

	Total Short-Term Investments
	(Cost $104,087,078)		104,087,078

	Total Investments in Securities (Cost $416,607,591)*	121.2%	$487,217,637
	Other Assets and Liabilities—Net	(21.2)	(85,088,132)
	Net Assets	100.0%	$402,129,505

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at March 31, 2006.

*	Cost for federal income tax purposes is
Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$80,267,885
	Gross Unrealized Depreciation	(9,657,839)
	Net Unrealized Appreciation	$70,610,046

			PORTFOLIO OF INVESTMENTS
ING Stock Index Portfolio			as of March 31, 2006 (Unaudited)
Shares			Value
COMMON STOCK: 96.9%

		Advertising: 0.2%
14,075	@, L	Interpublic Group of Cos., Inc.	$134,557
5,871		Omnicom Group	488,761
			623,318
		Aerospace/Defense: 2.0%
26,287		Boeing Co.	2,048,546
13,086		General Dynamics Corp.	837,242
4,019		Goodrich Corp.	175,269
3,980		L-3 Communications Holdings, Inc.	341,444
11,767		Lockheed Martin Corp.	884,055
11,520	L	Northrop Grumman Corp.	786,701
14,712		Raytheon Co.	674,398
5,698		Rockwell Collins, Inc.	321,082
33,346		United Technologies Corp.	1,933,068
			8,001,805
		Agriculture: 1.7%
68,537		Altria Group, Inc.	4,856,532
21,470		Archer-Daniels-Midland Co.	722,466
8,847		Monsanto Co.	749,783
2,781	L	Reynolds America, Inc.	293,396
5,291	L	UST, Inc.	220,106
			6,842,283
		Airlines: 0.1%
23,252		Southwest Airlines Co.	418,303
			418,303
		Apparel: 0.4%
12,590	@	Coach, Inc.	435,362
3,886		Jones Apparel Group, Inc.	137,448
3,463		Liz Claiborne, Inc.	141,914
6,225		Nike, Inc.	529,748
2,926		VF Corp.	166,489
			1,410,961
		Auto Manufacturers: 0.3%
61,218	L	Ford Motor Co.	487,295
18,411	L	General Motors Corp.	391,602
2,100	@, L	Navistar International Corp.	57,918
5,532		Paccar, Inc.	389,895
			1,326,710
		Auto Parts & Equipment: 0.2%
2,050		Cooper Tire & Rubber Co.	29,397
5,612	@, L	Goodyear Tire & Rubber Co.	81,262
6,377		Johnson Controls, Inc.	484,206
			594,865
		Banks: 6.3%
11,310	L	AmSouth Bancorp	305,936
152,534		Bank of America Corp.	6,946,398

			PORTFOLIO OF INVESTMENTS
ING Stock Index Portfolio			as of March 31, 2006 (Unaudited)(continued)
Shares			Value
COMMON STOCK: 96.9% (continued)

25,329		Bank of New York	$912,857
17,583		BB&T Corp.	689,254
5,409		Comerica, Inc.	313,560
4,070		Compass Bancshares, Inc.	205,983
18,244		Fifth Third BanCorp	718,084
4,064		First Horizon National Corp.	169,266
8,282		Huntington Bancshares, Inc.	199,845
13,317		Keycorp	490,066
2,626	L	M&T Bank Corp.	299,732
6,791	L	Marshall & Ilsley Corp.	295,952
13,670		Mellon Financial Corp.	486,652
18,022		National City Corp.	628,968
15,558		North Fork Bancorporation, Inc.	448,537
6,028	L	Northern Trust Corp.	316,470
9,553		PNC Financial Services Group, Inc.	643,012
14,984	L	Regions Financial Corp.	526,987
10,934		State Street Corp.	660,742
12,175		SunTrust Banks, Inc.	885,853
10,176		Synovus Financial Corp.	275,668
59,143		US BanCorp.	1,803,862
53,286		Wachovia Corp.	2,986,680
55,036		Wells Fargo & Co.	3,515,149
3,393		Zions Bancorporation	280,703
			25,006,216
		Beverages: 2.0%
25,495	L	Anheuser-Busch Cos., Inc.	1,090,421
2,725		Brown-Forman Corp.	209,743
67,602		Coca-Cola Co.	2,830,496
9,802		Coca-Cola Enterprises, Inc.	199,373
6,475	@	Constellation Brands, Inc.	162,199
1,843		Molson Coors Brewing Co.	126,467
4,507		Pepsi Bottling Group, Inc.	136,968
54,409		PepsiCo, Inc.	3,144,296
			7,899,963
		Biotechnology: 1.1%
38,379	@	Amgen, Inc.	2,792,072
11,300	@, L	Biogen Idec, Inc.	532,230
3,545	@	Chiron Corp.	162,396
8,531	@	Genzyme Corp.	573,454
8,391	@	Medimmune, Inc.	306,943
1,699	@, L	Millipore Corp.	124,129
			4,491,224
		Building Materials: 0.2%
5,852	L	American Standard Cos., Inc.	250,817
13,674		Masco Corp.	444,268
3,260		Vulcan Materials Co.	282,479
			977,564
		Chemicals: 1.4%
7,265		Air Products & Chemicals, Inc.	488,135
2,339		Ashland, Inc.	166,256
31,768		Dow Chemical Co.	1,289,781
2,663		Eastman Chemical Co.	136,292
5,985		Ecolab, Inc.	228,627
30,213		EI Du Pont de Nemours & Co.	1,275,291
4,063	L	Engelhard Corp.	160,935
3,576	@, L	Hercules, Inc.	49,349

			PORTFOLIO OF INVESTMENTS
ING Stock Index Portfolio			as of March 31, 2006 (Unaudited)(continued)
Shares			Value
COMMON STOCK: 96.9% (continued)

2,643		International Flavors & Fragrances, Inc.	$90,708
5,499		PPG Industries, Inc.	348,362
10,523		Praxair, Inc.	580,343
4,755		Rohm & Haas Co.	232,377
3,726		Sherwin-Williams Co.	184,213
2,177		Sigma-Aldrich Corp.	143,225
765	@	Tronox, Inc.	12,991
			5,386,885
		Commercial Services: 0.8%
4,616	@, L	Apollo Group, Inc.	242,386
33,107		Cendant Corp.	574,406
4,527	@	Convergys Corp.	82,437
4,161		Equifax, Inc.	154,956
10,538	L	H&R Block, Inc.	228,148
10,016		McKesson Corp.	522,134
7,989		Moody’s Corp.	570,894
10,970		Paychex, Inc.	457,010
5,499		Robert Half International, Inc.	212,316
7,102	L	RR Donnelley & Sons Co.	232,377
			3,277,064
		Computers: 3.8%
3,857	@	Affiliated Computer Services, Inc.	230,109
27,969	@	Apple Computer, Inc.	1,754,216
6,049	@	Computer Sciences Corp.	336,022
77,291	@, L	Dell, Inc.	2,300,180
16,890	L	Electronic Data Systems Corp.	453,159
78,052	@	EMC Corp.	1,063,849
9,549	@, L	Gateway, Inc.	20,912
92,884		Hewlett-Packard Co.	3,055,884
51,470		International Business Machines Corp.	4,244,731
3,556	@	Lexmark International, Inc.	161,371
5,956	@, L	NCR Corp.	248,901
12,166	@, L	Network Appliance, Inc.	438,341
113,659	@	Sun Microsystems, Inc.	583,071
10,759	@	Unisys Corp.	74,130
			14,964,876
		Cosmetics/Personal Care: 2.0%
2,461		Alberto-Culver Co.	108,850
14,793		Avon Products, Inc.	461,098
16,895		Colgate-Palmolive Co.	964,705
3,945		Estee Lauder Cos., Inc.	146,715
108,017		Procter & Gamble Co.	6,223,940
			7,905,308
		Distribution/Wholesale: 0.1%
5,672		Genuine Parts Co.	248,604
2,475		WW Grainger, Inc.	186,491
			435,095
		Diversified Financial Services: 7.9%
40,599		American Express Co.	2,133,477
8,233		Ameriprise Financial, Inc.	370,979
3,897		Bear Stearns Cos, Inc.	540,514
9,890		Capital One Financial Corp.	796,343
33,818		Charles Schwab Corp.	582,008
6,570		CIT Group, Inc.	351,626
163,916		Citigroup, Inc.	7,741,753

			PORTFOLIO OF INVESTMENTS
ING Stock Index Portfolio			as of March 31, 2006 (Unaudited)(continued)
Shares			Value
COMMON STOCK: 96.9% (continued)

19,801		Countrywide Financial Corp.	$726,697
13,722	@, L	E*Trade Financial Corp.	370,220
31,787		Fannie Mae	1,633,852
2,764		Federated Investors, Inc.	107,934
5,009		Franklin Resources, Inc.	472,048
22,691		Freddie Mac	1,384,151
14,318		Goldman Sachs Group, Inc.	2,247,353
7,052		Janus Capital Group, Inc.	163,395
114,376		JPMorgan Chase & Co.	4,762,617
8,881		Lehman Brothers Holdings, Inc.	1,283,571
30,159	L	Merrill Lynch & Co., Inc.	2,375,323
35,246		Morgan Stanley	2,214,154
13,703		SLM Corp.	711,734
4,335		T. Rowe Price Group, Inc.	339,040
			31,308,789
		Electric: 2.9%
21,293	@	AES Corp.	363,259
5,326	@	Allegheny Energy, Inc.	180,285
6,724	L	Ameren Corp.	334,990
12,803		American Electric Power Co., Inc.	435,558
10,061	L	CenterPoint Energy Resources Corp.	120,028
6,478	L	Cinergy Corp.	294,166
7,247	@, L	CMS Energy Corp.	93,849
7,970		Consolidated Edison, Inc.	346,695
5,792		Constellation Energy Group, Inc.	316,880
11,355		Dominion Resources, Inc.	783,836
5,809	L	DTE Energy Co.	232,883
30,483	L	Duke Energy Corp.	888,579
10,602		Edison International	436,590
6,816	L	Entergy Corp.	469,895
21,913		Exelon Corp.	1,159,198
10,741		FirstEnergy Corp.	525,235
13,251	L	FPL Group, Inc.	531,895
8,911		NiSource, Inc.	180,180
11,338		Pacific Gas & Electric Co.	441,048
3,241	L	Pinnacle West Capital Corp.	126,723
12,358		PPL Corp.	363,325
8,176		Progress Energy, Inc.	359,580
8,195		Public Service Enterprise Group, Inc.	524,808
24,301	L	Southern Co.	796,344
6,571	L	TECO Energy, Inc.	105,925
15,198		TXU Corp.	680,262
13,127		Xcel Energy, Inc.	238,255
			11,330,271
		Electrical Components & Equipment: 0.4%
5,731	L	American Power Conversion	132,443
13,454		Emerson Electric Co.	1,125,158
4,720		Molex, Inc.	156,704
			1,414,305
		Electronics: 0.5%
14,082	@	Agilent Technologies, Inc.	528,779
6,018		Applera Corp. - Applied Biosystems Group	163,329
4,050	@, L	Fisher Scientific International, Inc.	275,603
5,735	@	Jabil Circuit, Inc.	245,802
4,119		PerkinElmer, Inc.	96,673
16,659	@	Sanmina-SCI Corp.	68,302
29,727	@, L	Solectron Corp.	118,908

			PORTFOLIO OF INVESTMENTS
ING Stock Index Portfolio			as of March 31, 2006 (Unaudited)(continued)
Shares			Value
COMMON STOCK: 96.9% (continued)

8,204		Symbol Technologies, Inc.	$86,798
2,679		Tektronix, Inc.	95,667
5,303	@	Thermo Electron Corp.	196,688
3,431	@	Waters Corp.	148,048
			2,024,597
		Engineering & Construction: 0.1%
2,804		Fluor Corp.	240,583
			240,583
		Entertainment: 0.1%
10,995	L	International Game Technology	387,244
			387,244
		Environmental Control: 0.2%
7,112	@, L	Allied Waste North America, Inc.	87,051
18,041		Waste Management, Inc.	636,847
			723,898
		Food: 1.4%
11,995		Albertson’s, Inc.	307,912
6,030		Campbell Soup Co.	195,372
16,876		ConAgra Foods, Inc.	362,159
11,617		General Mills, Inc.	588,750
5,969	L	Hershey Foods Corp.	311,761
10,941		HJ Heinz Co.	414,883
8,320		Kellogg Co.	366,413
23,822		Kroger Co.	485,016
4,328		McCormick & Co., Inc.	146,546
14,591		Safeway, Inc.	366,526
24,834		Sara Lee Corp.	444,032
4,450	L	Supervalu, Inc.	137,149
20,284		Sysco Corp.	650,102
8,020		Tyson Foods, Inc.	110,195
4,500		Whole Foods Market, Inc.	298,980
5,873		WM Wrigley Jr. Co.	375,872
			5,561,668
		Forest Products & Paper: 0.5%
16,177		International Paper Co.	559,239
3,538		Louisiana-Pacific Corp.	96,234
5,868		MeadWestvaco Corp.	160,255
6,000		Plum Creek Timber Co., Inc.	221,580
3,611		Temple-Inland, Inc.	160,870
7,985	L	Weyerhaeuser Co.	578,354
			1,776,532
		Gas: 0.2%
5,665		KeySpan Corp.	231,529
1,423		Nicor, Inc.	56,294
1,205	L	Peoples Energy Corp.	42,946
8,487		Sempra Energy	394,306
			725,075
		Hand/Machine Tools: 0.1%
2,572		Black & Decker Corp.	223,481
1,849	L	Snap-On, Inc.	70,484
2,407	L	Stanley Works	121,939
			415,904

			PORTFOLIO OF INVESTMENTS
ING Stock Index Portfolio			as of March 31, 2006 (Unaudited)(continued)
Shares			Value
COMMON STOCK: 96.9% (continued)

		Healthcare — Products: 3.2%
1,720	L	Bausch & Lomb, Inc.	$109,564
21,296		Baxter International, Inc.	826,498
8,122		Becton Dickinson & Co.	500,153
8,048	L	Biomet, Inc.	285,865
19,246	@, L	Boston Scientific Corp.	443,620
3,436		CR Bard, Inc.	232,995
11,127	L	Guidant Corp.	868,574
97,735		Johnson & Johnson	5,787,867
39,548		Medtronic, Inc.	2,007,061
4,485	@, L	Patterson Cos, Inc.	157,872
11,986	@	St. Jude Medical, Inc.	491,426
9,598		Stryker Corp.	425,575
8,138	@, L	Zimmer Holdings, Inc.	550,129
			12,687,199
		Healthcare — Services: 1.8%
18,704		Aetna, Inc.	919,115
5,310	@	Coventry Health Care, Inc.	286,634
13,396	L	HCA, Inc.	613,403
8,057	L	Health Management Associates, Inc.	173,789
5,298	@	Humana, Inc.	278,940
4,115	@, L	Laboratory Corp. of America Holdings	240,645
2,527	L	Manor Care, Inc.	112,072
5,416		Quest Diagnostics	277,841
14,903	@, L	Tenet Healthcare Corp.	109,984
44,524		UnitedHealth Group, Inc.	2,487,111
21,674	@	WellPoint, Inc.	1,678,218
			7,177,752
		Home Builders: 0.3%
4,032		Centex Corp.	249,944
8,850		DR Horton, Inc.	293,997
2,512		KB Home	163,230
4,490	L	Lennar Corp.	271,106
6,964	L	Pulte Homes, Inc.	267,557
			1,245,834
		Home Furnishings: 0.1%
2,150		Harman International Industries, Inc.	238,930
2,514	L	Maytag Corp.	53,624
2,207	L	Whirlpool Corp.	201,874
			494,428
		Household Products/Wares: 0.4%
3,598	L	Avery Dennison Corp.	210,411
4,892		Clorox Co.	292,786
4,778		Fortune Brands, Inc.	385,250
15,137		Kimberly-Clark Corp.	874,919
			1,763,366
		Housewares: 0.1%
9,008	L	Newell Rubbermaid, Inc.	226,912
			226,912
		Insurance: 4.8%
10,536	@@	ACE Ltd.	547,977
16,341		Aflac, Inc.	737,469
21,208		Allstate Corp.	1,105,149

			PORTFOLIO OF INVESTMENTS
ING Stock Index Portfolio			as of March 31, 2006 (Unaudited)(continued)
Shares			Value
COMMON STOCK: 96.9% (continued)

3,476		AMBAC Financial Group, Inc.	$276,690
85,241		American International Group, Inc.	5,633,578
10,572		AON Corp.	438,844
6,536		Chubb Corp.	623,796
3,976		Cigna Corp.	519,345
5,689		Cincinnati Financial Corp.	239,336
12,240		Genworth Financial, Inc.	409,183
9,934		Hartford Financial Services Group, Inc.	800,184
4,358		Jefferson-Pilot Corp.	243,787
5,690		Lincoln National Corp.	310,617
4,427		Loews Corp.	448,012
17,808		Marsh & McLennan Cos., Inc.	522,843
4,399		MBIA, Inc.	264,512
24,891	L	Metlife, Inc.	1,203,978
2,872		MGIC Investment Corp.	191,361
9,126		Principal Financial Group	445,349
6,449		Progressive Corp.	672,373
16,258		Prudential Financial, Inc.	1,232,519
4,054		Safeco Corp.	203,551
22,853		St. Paul Cos.	955,027
3,329		Torchmark Corp.	190,086
9,742	L	UnumProvident Corp.	199,516
5,669	@@	XL Capital Ltd.	363,440
			18,778,522
		Internet: 1.1%
10,130	@, L	Amazon.com, Inc.	369,846
37,882	@, L	eBay, Inc.	1,479,671
4,150	@	Monster Worldwide, Inc.	206,919
34,265	@, L	Symantec Corp.	576,680
8,030	@, L	VeriSign, Inc.	192,640
41,283	@, L	Yahoo!, Inc.	1,331,790
			4,157,546
		Iron/Steel: 0.2%
2,835	L	Allegheny Technologies, Inc.	173,445
5,076		Nucor Corp.	531,914
3,646		United States Steel Corp.	221,239
			926,598
		Leisure Time: 0.3%
3,105		Brunswick Corp.	120,660
14,165	L	Carnival Corp.	670,996
8,955	L	Harley-Davidson, Inc.	464,585
4,181		Sabre Holdings Corp.	98,379
			1,354,620
		Lodging: 0.4%
5,987		Harrah’s Entertainment, Inc.	466,747
10,677		Hilton Hotels Corp.	271,836
5,381		Marriott International, Inc.	369,137
7,089		Starwood Hotels & Resorts Worldwide, Inc.	480,138
			1,587,858
		Machinery — Construction & Mining: 0.4%
22,030		Caterpillar, Inc.	1,581,974
			1,581,974
		Machinery — Diversified: 0.3%
1,491		Cummins, Inc.	156,704

			PORTFOLIO OF INVESTMENTS
ING Stock Index Portfolio			as of March 31, 2006 (Unaudited)(continued)
Shares			Value
COMMON STOCK: 96.9% (continued)

7,779		Deere & Co.	$614,930
5,822		Rockwell Automation, Inc.	418,660
			1,190,294
		Media: 3.0%
16,972		Clear Channel Communications, Inc.	492,358
70,232	@, L	Comcast Corp.	1,837,269
1,912	L	Dow Jones & Co., Inc.	75,142
2,780		EW Scripps Co.	124,294
7,818		Gannett Co., Inc.	468,455
2,217		Knight-Ridder, Inc.	140,137
12,057		McGraw-Hill Cos., Inc.	694,724
1,428		Meredith Corp.	79,668
4,664	L	New York Times Co.	118,046
78,830		News Corp., Inc.	1,309,366
147,953		Time Warner, Inc.	2,484,131
8,618	L	Tribune Co.	236,392
7,309	@, L	Univision Communications, Inc.	251,941
25,265		Viacom, Inc.	605,855
25,265	@	Viacom, Inc.	980,282
63,244		Walt Disney Co.	1,763,875
			11,661,935
		Mining: 0.6%
28,628	L	Alcoa, Inc.	874,872
6,018		Freeport-McMoRan Copper & Gold, Inc.	359,696
14,673	L	Newmont Mining Corp.	761,382
6,638		Phelps Dodge Corp.	534,558
			2,530,508
		Miscellaneous Manufacturing: 5.3%
24,792		3M Co.	1,876,506
3,030	@	Cooper Industries Ltd.	263,307
7,738		Danaher Corp.	491,750
6,628		Dover Corp.	321,856
9,355	L	Eastman Kodak Co.	266,056
4,890		Eaton Corp.	356,823
342,305		General Electric Co.	11,905,368
27,277		Honeywell International, Inc.	1,166,637
6,693		Illinois Tool Works, Inc.	644,603
10,815	@@	Ingersoll-Rand Co.	451,959
6,068		ITT Industries, Inc.	341,143
6,101		Leggett & Platt, Inc.	148,681
3,952		Pall Corp.	123,263
3,910		Parker Hannifin Corp.	315,185
4,332		Textron, Inc.	404,565
66,183	@@	Tyco International Ltd.	1,778,999
			20,856,701
		Office/Business Equipment: 0.2%
7,349		Pitney Bowes, Inc.	315,493
30,587	@, L	Xerox Corp.	464,922
			780,415
		Oil & Gas: 7.8%
2,630		Amerada Hess Corp.	374,512
7,569		Anadarko Petroleum Corp.	764,545
10,846		Apache Corp.	710,521
12,339		Burlington Resources, Inc.	1,134,077
12,270		Chesapeake Energy Corp.	385,401

			PORTFOLIO OF INVESTMENTS
ING Stock Index Portfolio			as of March 31, 2006 (Unaudited)(continued)
Shares			Value
COMMON STOCK: 96.9% (continued)
73,110		ChevronTexaco Corp.	$4,238,187
45,308	L	ConocoPhillips	2,861,200
14,529	L	Devon Energy Corp.	888,739
7,967		EOG Resources, Inc.	573,624
200,535		Exxon Mobil Corp.	12,204,560
3,792		Kerr-McGee Corp.	362,060
12,047		Marathon Oil Corp.	917,620
5,350		Murphy Oil Corp.	266,537
5,151	@, @@	Nabors Industries Ltd.	368,709
4,506	@, L	Noble Corp.	365,437
14,147		Occidental Petroleum Corp.	1,310,720
3,572		Rowan Cos., Inc.	157,025
4,398		Sunoco, Inc.	341,153
10,729	@	Transocean, Inc.	861,539
20,421		Valero Energy Corp.	1,220,767
11,876		XTO Energy, Inc.	517,437
			30,824,370

		Oil & Gas Services: 1.4%
11,240		Baker Hughes, Inc.	768,816
10,540		BJ Services Co.	364,684
16,951	L	Halliburton Co.	1,237,762
5,735	@, L	National-Oilwell, Inc.	367,728
19,406		Schlumberger Ltd.	2,456,217
11,365	@	Weatherford International Ltd.	519,949
			5,715,156

		Packaging & Containers: 0.1%
3,526		Ball Corp.	154,545
3,426	L	Bemis Co.	108,193
4,721	@	Pactiv Corp.	115,853
2,650		Sealed Air Corp.	153,356
			531,947

		Pharmaceuticals: 5.9%
50,628		Abbott Laboratories	2,150,171
4,981		Allergan, Inc.	540,439
6,862	L	AmerisourceBergen Corp.	331,229
3,515	@	Barr Pharmaceuticals, Inc.	221,375
64,338		Bristol-Myers Squibb Co.	1,583,358
13,857		Cardinal Health, Inc.	1,032,624
14,706	@	Caremark Rx, Inc.	723,241
37,163		Eli Lilly & Co.	2,055,114
4,763	@	Express Scripts, Inc.	418,668
10,704	@	Forest Laboratories, Inc.	477,720
15,180	@	Gilead Sciences, Inc.	944,500
5,216	@	Hospira, Inc.	205,823
7,699	@	King Pharmaceuticals, Inc.	132,808
10,054	@	Medco Health Solutions, Inc.	575,290
71,822		Merck & Co., Inc.	2,530,289
6,983		Mylan Laboratories	163,402
241,637		Pfizer, Inc.	6,021,594
48,320		Schering-Plough Corp.	917,597
3,328	@	Watson Pharmaceuticals, Inc.	95,647
44,141		Wyeth	2,141,721
			23,262,610

		Pipelines: 0.3%
9,319	@, L	Dynegy, Inc.	44,731
21,489	L	El Paso Corp.	258,942

			PORTFOLIO OF INVESTMENTS
ING Stock Index Portfolio			as of March 31, 2006 (Unaudited)(continued)
Shares			Value
COMMON STOCK: 96.9% (continued)

3,425	L	Kinder Morgan, Inc.	$315,066
19,526	L	Williams Cos., Inc.	417,661
			1,036,400

		Real Estate Investment Trust: 0.7%
3,172		Apartment Investment & Management Co.	148,767
7,005	L	Archstone-Smith Trust	341,634
13,372		Equity Office Properties Trust	449,032
9,537	L	Equity Residential	446,236
8,025		Prologis	429,338
2,700	L	Public Storage, Inc.	219,321
6,006	L	Simon Property Group LP	505,345
3,895	L	Vornado Realty Trust	373,920
			2,913,593

		Retail: 5.8%
5,850	@, L	Autonation, Inc.	126,068
1,812	@, L	Autozone, Inc.	180,638
9,164	@	Bed Bath & Beyond, Inc.	351,898
13,365		Best Buy Co., Inc.	747,504
3,612	@, L	Big Lots, Inc.	50,424
5,000		Circuit City Stores, Inc.	122,400
15,540		Costco Wholesale Corp.	841,646
26,843		CVS Corp.	801,800
4,389		Darden Restaurants, Inc.	180,081
2,012		Dillard’s, Inc.	52,392
10,443		Dollar General Corp.	184,528
5,038		Family Dollar Stores, Inc.	134,011
8,902		Federated Department Stores	649,846
18,887		Gap, Inc.	352,809
69,763		Home Depot, Inc.	2,950,950
7,592		JC Penney Co., Inc.	458,633
11,323	@, L	Kohl’s Corp.	600,232
11,358		Limited Brands	277,817
25,676		Lowe’s Cos., Inc.	1,654,561
41,151		McDonald’s Corp.	1,413,948
7,214		Nordstrom, Inc.	282,645
9,709	@	Office Depot, Inc.	361,563
2,234		OfficeMax, Inc.	67,400
4,343	L	RadioShack Corp.	83,516
3,262	@, L	Sears Holding Corp.	431,367
23,954		Staples, Inc.	611,306
25,126	@	Starbucks Corp.	945,743
28,804		Target Corp.	1,498,096
4,633		Tiffany & Co.	173,923
15,025		TJX Cos., Inc.	372,921
82,038		Wal-Mart Stores, Inc.	3,875,475
33,237		Walgreen Co.	1,433,512
3,772		Wendy’s International, Inc.	234,090
9,060		Yum! Brands, Inc.	442,672
			22,946,415

		Savings & Loans: 0.6%
8,406	L	Golden West Financial Corp.	570,767
11,670		Sovereign Bancorp, Inc.	255,690
32,563	L	Washington Mutual, Inc.	1,387,835
			2,214,292

		Semiconductors: 2.9%
15,792	@	Advanced Micro Devices, Inc.	523,663

			PORTFOLIO OF INVESTMENTS
ING Stock Index Portfolio			as of March 31, 2006 (Unaudited)(continued)
Shares			Value
COMMON STOCK: 96.9% (continued)

11,875	@, L	Altera Corp.	$245,100
12,121		Analog Devices, Inc.	464,113
52,103		Applied Materials, Inc.	912,324
9,822	@	Applied Micro Circuits Corp.	39,976
14,466	@	Broadcom Corp.	624,353
13,420	@	Freescale Semiconductor, Inc.	372,673
193,197		Intel Corp.	3,738,362
6,459		Kla-Tencor Corp.	312,357
9,991		Linear Technology Corp.	350,484
12,865	@	LSI Logic Corp.	148,719
10,530		Maxim Integrated Products	391,190
20,040	@, L	Micron Technology, Inc.	294,989
11,082		National Semiconductor Corp.	308,523
4,439	@	Novellus Systems, Inc.	106,536
5,621	@	Nvidia Corp.	321,858
5,754	@, L	PMC - Sierra, Inc.	70,717
5,234	@	QLogic Corp.	101,278
6,507	@, L	Teradyne, Inc.	100,924
52,555		Texas Instruments, Inc.	1,706,461
11,382		Xilinx, Inc.	289,786
			11,424,386

		Software: 3.8%
19,656	@, L	Adobe Systems, Inc.	686,388
7,452	@	Autodesk, Inc.	287,051
19,031		Automatic Data Processing, Inc.	869,336
7,063	@	BMC Software, Inc.	152,985
15,104	CA, Inc.	410,980
5,766	@, L	Citrix Systems, Inc.	218,531
12,326	@	Compuware Corp.	96,513
9,903	@, L	Electronic Arts, Inc.	541,892
25,191		First Data Corp.	1,179,443
6,033	@	Fiserv, Inc.	256,704
6,544		IMS Health, Inc.	168,639
5,788	@	Intuit, Inc.	307,864
291,842		Microsoft Corp.	7,941,021
12,790	@	Novell, Inc.	98,227
123,749	@	Oracle Corp.	1,694,124
3,444	@	Parametric Technology Corp.	56,241
			14,965,939

		Telecommunications: 6.2%
3,691	@, L	ADC Telecommunications, Inc.	94,453
12,739		Alltel Corp.	824,850
5,122	@, L	Andrew Corp.	62,898
127,904	L	AT&T, Inc.	3,458,524
13,837	@, L	Avaya, Inc.	156,358
59,666		BellSouth Corp.	2,067,427
4,280	L	CenturyTel, Inc.	167,434
18,228	@	Ciena Corp.	94,968
201,983	@	Cisco Systems, Inc.	4,376,972
10,785		Citizens Communications Co.	143,117
6,573	@, L	Comverse Technology, Inc.	154,663
50,771	@	Corning, Inc.	1,366,248
55,046	@, L	JDS Uniphase Corp.	229,542
146,768	@, L	Lucent Technologies, Inc.	447,642
82,085		Motorola, Inc.	1,880,567
54,392		Qualcomm, Inc.	2,752,779
50,942	@, L	Qwest Communications International, Inc.	346,406

			PORTFOLIO OF INVESTMENTS
ING Stock Index Portfolio			as of March 31, 2006 (Unaudited)(continued)
Shares			Value
COMMON STOCK: 96.9% (continued)

97,444		Sprint Corp. - FON Group	$2,517,953
14,720	@	Tellabs, Inc.	234,048
96,116		Verizon Communications, Inc.	3,273,711
			24,650,560

		Textiles: 0.1%
4,486		Cintas Corp.	191,193
			191,193

		Toys/Games/Hobbies: 0.1%
5,813		Hasbro, Inc.	122,654
12,765		Mattel, Inc.	231,429
			354,083

		Transportation: 1.8%
12,248		Burlington Northern Santa Fe Corp.	1,020,626
7,206		CSX Corp.	430,919
9,980		FedEx Corp.	1,127,141
13,539		Norfolk Southern Corp.	732,054
2,037		Ryder System, Inc.	91,217
8,699		Union Pacific Corp.	812,052
35,866	L	United Parcel Service, Inc.	2,847,043
			7,061,052

		Total Common Stock
		(Cost $337,364,590)	382,565,764

Principal
Amount			Value

SHORT-TERM INVESTMENT: 16.8%

	Repurchase Agreement: 2.9%
$11,578,000	Goldman Sachs Repurchase Agreement
	dated 03/31/06, 4.790%, due 04/03/06,
	$11,582,622 to be received upon repurchase
	(Collateralized by $11,909,000 Federal National
	Mortgage Association, 4.250%, Market Value
	plus accrued interest $11,809,983
	due 05/15/09)		$11,578,000

	Total Repurchase Agreement
	(Cost $11,578,000)		11,578,000

	Securities Lending CollateralCC: 13.9%
54,915,473	The Bank of New York Institutional Cash Reserve Fund		54,915,473

	Total Securities Lending Collateral
	(Cost $54,915,473)		54,915,473

	Total Short-Term Investments
	(Cost $66,493,473)		66,493,473

	Total Investments in Securities
	(Cost $403,858,063)*	113.7%	$449,059,237
	Other Assets and Liabilities—Net	(13.7)	(53,996,185)
	Net Assets	100.0%	$395,063,052

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt

	PORTFOLIO OF INVESTMENTS
ING Stock Index Portfolio	as of March 31, 2006 (Unaudited)(continued)

cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at March 31, 2006.

*	Cost for federal income tax purposes is
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$62,558,948
	Gross Unrealized Depreciation	(17,357,774)
	Net Unrealized Appreciation	$45,201,174

Information concerning open futures contracts at March 31, 2006 is shown below:

Long Contracts	No. of Contracts	Notional Market Value	Expiration Date	Unrealized Gain (Loss)
S&P 500 FUTURE JUN06	29	9,448,925	06/15/2006	$96,327

			PORTFOLIO OF INVESTMENTS
ING Templeton Global Growth Portfolio			as of March 31, 2006 (Unaudited)
Shares			Value
COMMON STOCK: 95.9%

		Bermuda: 5.0%
130,000	L	Accenture Ltd.	$3,909,100
70,000		ACE Ltd.	3,640,700
315,000	L	Tyco International Ltd.	8,467,200
60,000	L	XL Capital Ltd.	3,846,600
			19,863,600

		Canada: 1.3%
150,000	L	BCE Inc	3,616,921
150,000	L	Quebecor World, Inc.	1,473,513
			5,090,434

		Finland: 2.3%
290,000	L	Stora Enso OYJ	4,442,891
200,000		UPM-Kymmene OYJ	4,708,666
			9,151,557

		France: 3.0%
50,000		Accor	2,873,135
200,000		France Telecom SA	4,483,801
50,005		Sanofi-Synthelabo SA	4,735,221
			12,092,157

		Germany: 6.5%
130,000		Bayerische Motoren Werke AG	7,150,520
150,000		Deutsche Post AG	3,747,356
23,000		EON AG	2,524,180
5,500	@	Infineon Technologies AG	56,418
28,000		Muenchener Rueckversicherungs AG	3,957,972
90,000		Siemens AG	8,369,604
			25,806,050

		Hong Kong: 1.4%
360,000		Cheung Kong Holdings Ltd.	3,810,182
200,000		Swire Pacific Ltd.	1,955,417
			5,765,599

		Italy: 2.1%
140,000		ENI-Ente Nazionale Idrocarburi S.p.A.	3,980,908
600,000		UniCredito Italiano S.p.A.	4,321,259
			8,302,167

		Japan: 9.1%
136,000		Fuji Photo Film Co., Ltd.	4,516,913
500,000		Hitachi Ltd.	3,530,674
900		KDDI Corp.	4,795,096
400,000	@, L	Konica Minolta Holdings, Inc.	5,088,027
400		Mitsubishi Tokyo Financial Group, Inc.	6,068,115
20,000		Nintendo Co., Ltd.	2,979,261
120,000		Nomura Holdings, Inc.	2,651,817
105,000		Sony Corp.	4,825,301
35,000	L	Takeda Chemical Industries Ltd.	1,986,072
			36,441,276

			PORTFOLIO OF INVESTMENTS
ING Templeton Global Growth Portfolio			as of March 31, 2006 (Unaudited) (continued)
Shares			Value
COMMON STOCK: 95.9% (continued)

		Mexico: 1.0%
170,000	L	Telefonos de Mexico SA de CV ADR	$3,821,600
			3,821,600
		Netherlands: 5.7%
50,000		Akzo Nobel NV	2,644,282
120,000	L	Koninklijke Philips Electronics NV	4,033,520
400,000		Reed Elsevier NV	5,713,777
211,749		Royal Dutch Shell PLC	6,881,490
50,000		Unilever NV	3,459,475
			22,732,544
		Norway: 0.6%
138,285		Norske Skogindustrier ASA	2,332,408
			2,332,408
		South Africa: 0.7%
200,000	L	Sappi Ltd.	2,977,025
			2,977,025
		South Korea: 1.8%
54,000		Kookmin Bank	4,628,229
4,000		Samsung Electronics Co., Ltd.	2,582,511
			7,210,740
		Spain: 2.0%
300,000		Banco Santander Central Hispano SA	4,368,976
130,000		Repsol YPF SA	3,686,859
			8,055,835
		Switzerland: 5.9%
45,000	L	Lonza Group AG	3,070,349
20,000		Nestle SA	5,907,725
70,000		Novartis AG	3,874,517
75,000		Swiss Reinsurance	5,213,900
50,000		UBS AG	5,481,471
			23,547,962
		Taiwan: 0.6%
250,000	L	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	2,515,000
			2,515,000
		United Kingdom: 15.7%
225,400		Amvescap PLC	2,098,199
140,000		Aviva PLC	1,937,074
610,000		BP PLC	7,004,351
500,000		British Sky Broadcasting PLC	4,672,174
1,300,000		Compass Group PLC	5,135,288
260,000		GlaxoSmithKline PLC	6,786,045
120,000		HSBC Holdings PLC	2,006,222
410,000		National Grid PLC	4,062,270
300,000		Pearson PLC	4,139,253
1,350,000		Rentokil Initial PLC	3,644,886
815	@	Rolls-Royce Group PLC	6,463
43,847	@	Rolls-Royce Group PLC — B Share Entitlement	76
220,000		Royal Bank of Scotland Group PLC	7,141,576
150,000		Smiths Group PLC	2,553,014
3,250,000		Vodafone Group PLC	6,769,124
140,000	L	Willis Group Holdings Ltd.	4,796,400
			62,752,415

			PORTFOLIO OF INVESTMENTS
ING Templeton Global Growth Portfolio			as of March 31, 2006 (Unaudited) (continued)
Shares			Value
COMMON STOCK: 95.9% (continued)

		United States: 31.2%
120,000		Abbott Laboratories	$5,096,400
90,000		American International Group, Inc.	5,948,100
160,000		Bank of New York	5,766,400
175,000		Bristol-Myers Squibb Co.	4,306,750
130,000	@	Cadence Design Systems, Inc.	2,403,700
150,000	@, L	Comcast Corp.	3,924,000
350,000	@, L	DIRECTV Group, Inc.	5,740,000
120,000	L	DTE Energy Co.	4,810,800
400,000	L	El Paso Corp.	4,820,000
200,000	L	Electronic Data Systems Corp.	5,366,000
21,600	@, L	Expedia, Inc.	437,832
160,000		General Electric Co.	5,564,800
200,000	L	H&R Block, Inc.	4,330,000
70,000	L	HCA, Inc.	3,205,300
65,000		HJ Heinz Co.	2,464,800
120,000		International Paper Co.	4,148,400
600,000	@, L	Interpublic Group of Cos., Inc.	5,736,000
56,000	@	Lexmark International, Inc.	2,541,280
220,000		Merck & Co., Inc.	7,750,600
100,000		Microsoft Corp.	2,721,000
500,000		News Corp., Inc.	8,305,000
270,000		Pfizer, Inc.	6,728,400
140,000		Raytheon Co.	6,417,600
150,000	@, L	Seagate Technology, Inc.	3,949,500
450,000	@, L	Tenet Healthcare Corp.	3,321,000
230,000		Time Warner, Inc.	3,861,700
85,000		Torchmark Corp.	4,853,500
			124,518,862

		Total Common Stock
		(Cost $357,165,980)	382,977,231

Principal
Amount			Value
SHORT-TERM INVESTMENTS: 22.6%

	U.S. Government Agency Obligation: 3.5%
$13,829,000	Federal Home Loan Bank, 4.630%, due 04/03/06		$13,823,664

	Total U.S. Government Agency Obligations
	(Cost $13,823,664)		13,823,664

	Securities Lending CollateralCC: 19.1%
76,221,088	The Bank of New York Institutional Cash Reserve Fund		76,221,088

	Total Securities Lending Collateral
	(Cost $76,221,088)		76,221,088

	Total Short-Term Investments
	(Cost $90,044,752)		90,044,752

	Total Investments in Securities
	(Cost $447,210,732)*	118.5%	$473,021,983
	Other Assets and Liabilities—Net	(18.5)	(73,864,751)
	Net Assets	100.0%	$399,157,232

@	Non-income producing security
ADR	American Depositary Receipt

	PORTFOLIO OF INVESTMENTS
ING Templeton Global Growth Portfolio	as of March 31, 2006 (Unaudited) (continued)

cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at March 31, 2006.

*	Cost for federal income tax purposes is $447,406,535.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$34,182,770
	Gross Unrealized Depreciation	(8,567,322)
	Net Unrealized Appreciation	$25,615,448

Percentage of
Industry	Net Assets
Advertising	1.4%
Aerospace/Defense	1.6
Auto Manufacturers	1.8
Banks	10.0
Chemicals	1.4
Commercial Services	3.3
Computers	3.6
Diversified Financial Services	1.2
Electric	2.9
Electrical Components & Equipment	0.9
Electronics	1.0
Federal Home Loan Bank	3.5
Food	3.0
Food Service	1.3
Forest Products & Paper	4.7
Healthcare - Services	1.6
Holding Companies - Diversified	0.5
Home Furnishings	1.2
Insurance	8.6
Internet	0.1
Lodging	0.7
Media	9.1
Miscellaneous Manufacturing	8.7
Oil & Gas	5.4
Pharmaceuticals	10.3
Pipelines	1.2
Real Estate	0.9
Semiconductors	1.3
Software	0.7
Telecommunications	5.9
Toys/Games/Hobbies	0.7
Transportation	0.9
Securities Lending and Collateral	19.1
Other Assets and Liabilities	(18.5)
Total Net Assets	100.0%

			PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Capital Appreciation Portfolio			as of March 31, 2006 (Unaudited)
Shares			Value
COMMON STOCK: 62.1%

		Aerospace/Defense: 0.1%
17,400	L	Lockheed Martin Corp.	$1,307,262
			1,307,262
		Agriculture: 0.9%
337,000		Altria Group, Inc.	23,879,820
			23,879,820
		Banks: 0.3%
240,000	@@	Royal Bank of Scotland Group PLC	7,790,810
			7,790,810
		Beverages: 2.0%
310,000	L	Anheuser-Busch Cos., Inc.	13,258,700
940,000	L	Coca-Cola Co.	39,357,800
			52,616,500
		Chemicals: 3.0%
635,923		Chemtura Corp.	7,491,173
982,000		EI Du Pont de Nemours & Co.	41,450,220
350,000	@@, L	Innospec, Inc.	8,970,500
276,000	@@	Potash Corp. of Saskatchewan	24,312,840
			82,224,733
		Commercial Services: 0.4%
842,000	L	ServiceMaster Co.	11,047,040
			11,047,040
		Computers: 0.5%
424,000		Hewlett-Packard Co.	13,949,600
			13,949,600
		Diversified Financial Services: 2.8%
535,000	L	Ameriprise Financial, Inc.	24,107,100
1,320,000		Charles Schwab Corp.	22,717,200
675,000		JPMorgan Chase & Co.	28,107,000
			74,931,300
		Electric: 3.6%
769,000	L	Duke Energy Corp.	22,416,350
355,000	L	Entergy Corp.	24,473,700
140,000	L	Exelon Corp.	7,406,000
468,925	L	FirstEnergy Corp.	22,930,433
456,400	L	NiSource, Inc.	9,228,408
109,000		Pinnacle West Capital Corp.	4,261,900
241,000		Unisource Energy Corp.	7,350,500
			98,067,291
		Environmental Control: 0.9%
666,000		Waste Management, Inc.	23,509,800
			23,509,800

			PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Capital Appreciation Portfolio			as of March 31, 2006 (Unaudited) (continued)
Shares			Value
COMMON STOCK: 62.1% (continued)

		Food: 0.9%
500,000		General Mills, Inc.	$25,340,000
			25,340,000
		Forest Products & Paper: 1.9%
254,300	L	Bowater, Inc.	7,522,194
995,000	L	International Paper Co.	34,397,150
205,500	L	Potlatch Corp.	8,803,620
			50,722,964
		Healthcare — Products: 2.1%
540,697		Baxter International, Inc.	20,984,451
1,560,000	@, L	Boston Scientific Corp.	35,958,000
			56,942,451
		Household Products/Wares: 0.4%
143,000		Fortune Brands, Inc.	11,530,090
			11,530,090
		Housewares: 0.9%
988,000	L	Newell Rubbermaid, Inc.	24,887,720
			24,887,720
		Insurance: 9.3%
385,000		Allstate Corp.	20,062,350
535,000		American International Group, Inc.	35,358,150
445,000	L	Assurant, Inc.	21,916,250
930,000		Genworth Financial, Inc.	31,089,900
225,200		Hartford Financial Services Group, Inc.	18,139,860
2,246,600		Marsh & McLennan Cos., Inc.	65,960,175
191,000		Prudential Financial, Inc.	14,479,710
193,500		Safeco Corp.	9,715,635
25,500	@, L	White Mountain Insurance	15,159,750
290,000	@@, L	XL Capital Ltd.	18,591,900
			250,473,680
		Iron/Steel: 0.6%
146,000		Nucor Corp.	15,299,340
			15,299,340
		Media: 4.0%
714,000	@, L	Comcast Corp.	18,678,240
2,430,000	@, L	Liberty Media Corp.	19,950,300
238,000		Meredith Corp.	13,278,020
418,400	L	New York Times Co.	10,589,704
1,891,000		Time Warner, Inc.	31,749,890
16,300		Washington Post	12,661,025
			106,907,179
		Mining: 3.1%
576,000	L	Alcoa, Inc.	17,602,560
784,800	L	Newmont Mining Corp.	40,723,272
381,718	@@, L	Teck Cominco Ltd.	24,559,736
			82,885,568
		Miscellaneous Manufacturing: 4.0%
1,420,000		General Electric Co.	49,387,600
936,000		Honeywell International, Inc.	40,032,720
723,124	@@, L	Tyco International Ltd.	19,437,573
			108,857,893

			PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Capital Appreciation Portfolio			as of March 31, 2006 (Unaudited) (continued)
Shares			Value
COMMON STOCK: 62.1% (continued)

		Oil & Gas: 1.7%
167,820	L	ChevronTexaco Corp.	$9,728,525
418,000	L	Murphy Oil Corp.	20,824,760
228,000	@@	Royal Dutch Shell PLC ADR	14,195,280
			44,748,565
		Oil & Gas Services: 0.8%
313,000		Baker Hughes, Inc.	21,409,200
			21,409,200
		Pharmaceuticals: 5.7%
828,564	L	AmerisourceBergen Corp.	39,994,784
368,000		Cardinal Health, Inc.	27,423,360
772,000		Merck & Co., Inc.	27,197,560
1,055,000		Pfizer, Inc.	26,290,600
689,000		Wyeth	33,430,280
			154,336,584
		Retail: 1.9%
550,000		CVS Corp.	16,428,500
449,000		Home Depot, Inc.	18,992,700
813,000	L	RadioShack Corp.	15,633,990
			51,055,190
		Semiconductors: 1.3%
1,873,000		Intel Corp.	36,242,550
			36,242,550
		Software: 3.7%
866,000		First Data Corp.	40,546,120
2,213,000		Microsoft Corp.	60,215,730
			100,761,850
		Telecommunications: 3.5%
525,000	L	AT&T, Inc.	14,196,000
475,000		BellSouth Corp.	16,458,750
852,000	L	Sprint Corp. - FON Group	22,015,680
162,100	@@	TELUS Corp.	6,359,183
43,100	@@, L	TELUS Corp. - Non-Voting Shares	1,667,970
1,013,000		Verizon Communications, Inc.	34,502,780
			95,200,363
		Toys/Games/Hobbies: 0.4%
546,000		Hasbro, Inc.	11,520,600
			11,520,600
		Transportation: 1.4%
217,000		Burlington Northern Santa Fe Corp.	18,082,610
445,000		Ryder System, Inc.	19,927,100
			38,009,710
		Total Common Stock
		(Cost $1,342,667,726)	1,676,455,653

PREFERRED STOCK: 7.6%
		Auto Manufacturers: 2.8%
403,000	C	Ford Motor Co. Capital Trust II	12,110,150

			PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Capital Appreciation Portfolio			as of March 31, 2006 (Unaudited) (continued)
Shares			Value
PREFERRED STOCK: 7.6% (continued)

2,515,300	C, L	General Motors Corp.	$58,380,113
325,000	C	General Motors Corp - Class B	5,278,000
			75,768,263
		Diversified Financial Services: 1.0%
270,000	#, I	Affiliated Managers Group	13,628,925
390,000		E*Trade Financial Corp.	13,513,500
			27,142,425
		Electric: 0.6%
2,676	C	Entergy Gulf States, Inc.	136,075
12,000	#, C, I	NRG Energy, Inc.	15,105,000
			15,241,075
		Housewares: 1.0%
604,300	C	Newell Financial Trust I	26,060,438
			26,060,438
		Insurance: 1.9%
222,300	@@	Aspen Insurance Holdings Ltd.	11,448,450
3,500	#, I	Fortis Insurance	4,630,500
326,000		Genworth Financial, Inc.	11,951,160
260,700	@@	IPC Holdings Ltd.	7,234,425
652,300	C	Travelers Property Casualty Corp.	15,648,677
			50,913,212
		Packaging & Containers: 0.1%
120,000	C	Owens-Illinois, Inc.	4,152,000
			4,152,000
		Pharmaceuticals: 0.2%
101,900		Schering-Plough Corp.	5,174,482
			5,174,482
		Total Preferred Stock
		(Cost $194,929,122)	204,451,895

Principal
Amount			Value
CONVERTIBLE BOND: 12.2%

		Advertising: 0.3%
$7,900,000	L	Lamar Advertising Co., 2.875%, due 12/31/10	$9,173,875
			9,173,875
		Biotechnology: 0.5%
13,700,000	#, I	Amgen, Inc., 0.375%, due 02/01/13	13,905,500
			13,905,500
		Chemicals: 0.2%
6,167,000		Hercules Trust II, 6.500%, due 06/30/29	4,964,435
			4,964,435
		Electronics: 0.0%
1,148,000	C, L	Fisher Scientific International, Inc., 3.250%, due 03/01/24	1,238,405
			1,238,405

			PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Capital Appreciation Portfolio			as of March 31, 2006 (Unaudited) (continued)
Principal
Amount			Value
CONVERTIBLE BOND: 12.2% (continued)

		Food: 0.8%
$29,500,000	C	General Mills, Inc., 2.190%, due 10/28/22	$20,613,123
			20,613,123
		Forest Products & Paper: 1.1%
51,505,000	C, L	International Paper Co., 3.760%, due 06/20/21	29,357,850
			29,357,850
		Healthcare — Services: 0.4%
11,687,000	C, L	LifePoint Hospitals, Inc., 3.250%, due 08/15/25	9,992,385
			9,992,385
		Insurance: 0.4%
3,823,000	C, L	American International Group, Inc., 1.480%, due 11/09/31	2,623,534
7,828,000	C	USF&G Corp., 4.220%, due 03/03/09	6,927,780
			9,551,314
		Media: 2.2%
33,200,000	C	Liberty Media Corp., 0.750%, due 03/30/23	34,901,500
31,176,000	C, L	Liberty Media Corp., 3.250%, due 03/15/31	23,459,940
			58,361,440
		Miscellaneous Manufacturing: 0.4%
7,645,000	@@, C	Tyco International Group SA, 3.125%, due 01/15/23	9,804,713
			9,804,713
		Oil & Gas Services: 1.0%
6,843,000	@@, C, L	Schlumberger Ltd., 1.500%, due 06/01/23	12,077,895
9,954,000	@@, C, L	Schlumberger Ltd., 2.125%, due 06/01/23	16,299,675
			28,377,570
		Pharmaceuticals: 1.4%
8,100,000	C	King Pharmaceuticals, Inc., 2.750%, due 11/15/21	7,998,750
36,750,000	@@, #, C, I, L	Roche Holdings, Inc., 1.410%, due 07/25/21	29,649,900
			37,648,650
		Real Estate Investment Trust: 0.3%
6,460,000	#, C, L, I	United Dominion Realty Trust, Inc., 4.000%, due 12/15/35	6,984,875
			6,984,875
		Semiconductors: 0.5%
16,782,000	#, I, L	Intel Corp., 2.950%, due 12/15/35	14,474,475
			14,474,475
		Software: 0.4%
2,700,000	#, C	Red Hat, Inc., 0.500%, due 01/15/24	3,260,250
6,417,000	C, I	Red Hat, Inc., 0.500%, due 01/15/24	7,748,528
			11,008,778
		Telecommunications: 2.3%
5,800,000	C	Crown Castle International Corp., 4.000%, due 07/15/10	15,500,500
15,210,000	L	Juniper Networks, Inc., 0.000%, due 06/15/08	16,426,800
6,500,000	C, L	Lucent Technologies, Inc., 2.750%, due 06/15/23	6,930,625
8,457,000	C, L	Lucent Technologies, Inc., 2.750%, due 06/15/25	9,418,984
12,800,000	C	Lucent Technologies, Inc., 8.000%, due 08/01/31	12,976,000
1,825,000	C	Time Warner Telecom, Inc., 2.375%, due 04/01/26	2,101,031
			63,353,940
		Total Convertible Bonds
		(Cost $302,050,485)	328,811,327

		PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Capital Appreciation Portfolio		as of March 31, 2006 (Unaudited) (continued)
Principal
Amount				Value
CORPORATE BONDS/NOTES: 1.0%

		Diversified Financial Services: 0.5%
$15,000,000		General Motors Acceptance Corp., 6.750%, due 12/01/14		$13,524,390
				13,524,390

		Media: 0.2%
1,834,000	C	Xm Satellite Radio, Inc., 12.000%, due 06/15/10		2,056,373
2,950,000	+, C, L	Xm Satellite Radio, Inc., 14.000%, due 12/31/09		3,178,625
				5,234,998

		Pharmaceuticals: 0.3%
10,830,000	C, L	Valeant Pharmaceuticals International, 4.000%, due 11/15/13		9,313,800
				9,313,800

		Total Corporate Bonds/Notes
		(Cost $27,102,725)		28,073,188

		Total Long-Term Investments
		(Cost $1,866,750,058)		2,237,792,063

SHORT-TERM INVESTMENT: 14.0%
		Securities Lending CollateralCC: 14.0%
376,642,265		The Bank of New York Institutional Cash Reserve Fund		376,642,265

		Total Short-Term Investments
		(Cost $376,642,265)		376,642,265

		Total Investments in Securities
		(Cost $2,243,392,323)*	96.9%	$2,614,434,328
		Other Assets and Liabilities—Net	3.1	83,990,065
		Net Assets	100.0%	$2,698,424,393

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	+	Step-up basis bonds. Interest rates shown reflect current coupon rates.
	#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	C	Bond may be called prior to maturity date.
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2006.

	*	Cost for federal income tax purposes is $2,243,881,988
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$430,571,348
		Gross Unrealized Depreciation		(60,019,008)
		Net Unrealized Appreciation		$370,552,340

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Capital Appreciation Portfolio	as of March 31, 2006 (Unaudited) (continued)

The Fund may invest up to 15% of its net assets in illiquid securities. Pursuant to guidelines adopted by the Fund’s Board, the following securities have been deemed to be illiquid.

	Shares/	Initial			Percent
	Principal	Acquisition			of Net
Security	Amount	Date	Cost	Value	Assets
Affiliated Managers Group	$270,000	03/29/06	$13,375,825	$13,628,925	0.5%
Amgen, Inc., 0.375%, due 02/01/13	13,700,000	02/14/06	13,700,000	13,905,500	0.5%
Fortis Insurance	3,500	01/20/05	3,500,000	4,630,500	0.2%
Intel Corp., 2.950%, due 12/15/35	16,782,000	12/14/05	15,459,491	14,474,475	0.5%
NRG Energy, Inc.	12,000	12/15/04	12,199,550	15,105,000	0.6%
Red Hat, Inc., 0.500%, due 01/15/24	6,417,000	02/24/06	6,542,456	7,748,528	0.3%
Roche Holdings, Inc., 1.410%, due 07/25/21	36,750,000	07/13/01	21,204,686	29,649,900	1.1%
United Dominion Realty Trust, Inc., 4.000%, due 12/15/35	6,460,000	01/27/06	6,594,701	6,984,875	0.3%
			$92,576,709	$106,127,703	3.9%

			PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Equity Income Portfolio			as of March 31, 2006 (Unaudited)
Shares			Value
COMMON STOCK: 95.5%

		Aerospace/Defense: 1.8%
145,700	L	Lockheed Martin Corp.	$10,946,441
259,500		Raytheon Co.	11,895,480
			22,841,921
		Agriculture: 0.4%
133,700	L	UST, Inc.	5,561,920
			5,561,920
		Auto Manufacturers: 0.2%
297,900	L	Ford Motor Co.	2,371,284
			2,371,284
		Banks: 6.5%
202,138		Bank of America Corp.	9,205,365
74,000	@@	Bank of Ireland ADR	5,513,740
356,000		Fifth Third BanCorp	14,012,160
381,000		Mellon Financial Corp.	13,563,600
109,050		Mercantile Bankshares Corp.	4,192,973
134,900	L	National City Corp.	4,708,010
68,800		Northern Trust Corp.	3,612,000
201,800		State Street Corp.	12,194,774
127,200	L	SunTrust Banks, Inc.	9,255,072
74,200		Wells Fargo & Co.	4,739,154
			80,996,848
		Beverages: 2.4%
334,000	L	Anheuser-Busch Cos., Inc.	14,285,180
355,600		Coca-Cola Co.	14,888,972
			29,174,152
		Biotechnology: 0.6%
202,400	@	Medimmune, Inc.	7,403,792
			7,403,792
		Building Materials: 0.7%
99,100		Vulcan Materials Co.	8,587,015
			8,587,015
		Chemicals: 2.1%
189,920		Chemtura Corp.	2,237,258
288,900		EI Du Pont de Nemours & Co.	12,194,469
181,300	@, L	Hercules, Inc.	2,501,940
249,000	L	International Flavors & Fragrances, Inc.	8,545,680
			25,479,347

		Commercial Services: 0.2%
157,800		Cendant Corp.	2,737,830
			2,737,830
		Computers: 2.1%
319,838		Hewlett-Packard Co.	10,522,670
184,500		International Business Machines Corp.	15,215,715
			25,738,385

			PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Equity Income Portfolio			as of March 31, 2006 (Unaudited)(continued)
Shares			Value
COMMON STOCK: 95.5% (continued)

		Cosmetics/Personal Care: 2.1%
318,100	L	Avon Products, Inc.	$9,915,177
277,800		Colgate-Palmolive Co.	15,862,380
			25,777,557
		Distribution/Wholesale: 0.6%
167,400		Genuine Parts Co.	7,337,142
			7,337,142
		Diversified Financial Services: 5.9%
764,900		Charles Schwab Corp.	13,163,929
122,966		Citigroup, Inc.	5,807,684
113,100		Fannie Mae	5,813,340
709,844		JPMorgan Chase & Co.	29,557,904
292,100		Morgan Stanley	18,349,722
			72,692,579
		Electric: 4.1%
434,500	L	Duke Energy Corp.	12,665,675
134,900	L	FirstEnergy Corp.	6,596,610
517,300	L	NiSource, Inc.	10,459,806
89,000	L	Pinnacle West Capital Corp.	3,479,900
195,300		Progress Energy, Inc.	8,589,294
114,000		TECO Energy, Inc.	1,837,680
364,700		Xcel Energy, Inc.	6,619,305
			50,248,270
		Environmental Control: 0.8%
297,100		Waste Management, Inc.	10,487,630
			10,487,630
		Food: 2.6%
279,200		Campbell Soup Co.	9,046,080
217,100		General Mills, Inc.	11,002,628
103,800		HJ Heinz Co.	3,936,096
158,900		McCormick & Co., Inc.	5,380,354
106,700		Sysco Corp.	3,419,735
			32,784,893
		Forest Products & Paper: 2.1%
587,393	L	International Paper Co.	20,306,176
199,800		MeadWestvaco Corp.	5,456,538
			25,762,714
		Healthcare — Products: 2.0%
185,700		Baxter International, Inc.	7,207,017
234,800	@, L	Boston Scientific Corp.	5,412,140
212,500		Johnson & Johnson	12,584,250
			25,203,407
		Home Furnishings: 0.7%
194,400	@@, L	Sony Corp. ADR	8,956,008
			8,956,008
		Household Products/Wares: 2.0%
174,500	L	Avery Dennison Corp.	10,204,760
92,400		Fortune Brands, Inc.	7,450,212
126,400		Kimberly-Clark Corp.	7,305,920
			24,960,892

			PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Equity Income Portfolio			as of March 31, 2006 (Unaudited)(continued)
Shares			Value
COMMON STOCK: 95.5% (continued)

		Housewares: 0.9%
448,900	L	Newell Rubbermaid, Inc.	$11,307,791
			11,307,791
		Insurance: 5.3%
178,300	L	American International Group, Inc.	11,783,847
57,500		Chubb Corp.	5,487,800
184,877		Lincoln National Corp.	10,092,435
641,100		Marsh & McLennan Cos., Inc.	18,822,696
16,800		Safeco Corp.	843,528
232,692		St. Paul Cos.	9,724,199
410,100	L	UnumProvident Corp.	8,398,848
			65,153,353
		Machinery — Diversified: 0.8%
118,800		Deere & Co.	9,391,140
			9,391,140
		Media: 8.0%
113,900	@, L	Cablevision Systems Corp.	3,041,130
355,543	@, L	Comcast Corp.	9,301,005
255,100	L	Dow Jones & Co., Inc.	10,025,430
144,600	@, L	EchoStar Communications Corp.	4,319,202
107,200	L	Knight-Ridder, Inc.	6,776,112
468,700	L	New York Times Co.	11,862,797
885,000		Time Warner, Inc.	14,859,150
409,300		Tribune Co.	11,227,099
324,700	L	CBS Corp.	7,786,306
245,700	@	Viacom, Inc.	9,533,160
380,500		Walt Disney Co.	10,612,145
			99,343,536
		Mining: 0.6%
256,500	L	Alcoa, Inc.	7,838,640
			7,838,640
		Miscellaneous Manufacturing: 7.4%
116,100	@	Cooper Industries Ltd.	10,089,090
342,100	L	Eastman Kodak Co.	9,729,324
69,100		Eaton Corp.	5,042,227
1,018,300		General Electric Co.	35,416,474
429,000		Honeywell International, Inc.	18,348,330
250,200	L	Pall Corp.	7,803,738
192,800	@@, L	Tyco International Ltd.	5,182,464
			91,611,647
		Oil & Gas: 8.2%
96,700		Amerada Hess Corp.	13,770,080
98,500		Anadarko Petroleum Corp.	9,949,485
158,224	@@, L	BP PLC ADR	10,907,963
371,590	L	ChevronTexaco Corp.	21,541,072
364,024		Exxon Mobil Corp.	22,154,501
118,700		Murphy Oil Corp.	5,913,634
276,200	@@	Royal Dutch Shell PLC ADR	17,196,212
			101,432,947

			PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Equity Income Portfolio			as of March 31, 2006 (Unaudited)(continued)
Shares			Value
COMMON STOCK: 95.5% (continued)

		Oil & Gas Services: 0.8%
79,300	L	Schlumberger Ltd.	$10,037,001
			10,037,001
		Pharmaceuticals: 6.2%
216,800		Abbott Laboratories	9,207,496
347,300		Bristol-Myers Squibb Co.	8,547,053
115,700	L	Eli Lilly & Co.	6,398,210
493,400		Merck & Co., Inc.	17,382,482
575,600		Pfizer, Inc.	14,343,952
346,800		Schering-Plough Corp.	6,585,732
286,400		Wyeth	13,896,128
			76,361,053
		Real Estate Investment Trust: 0.4%
57,600	L	Simon Property Group LP	4,846,464
			4,846,464
		Retail: 2.4%
159,100		Home Depot, Inc.	6,729,930
117,100		McDonald’s Corp.	4,023,556
220,800	L	RadioShack Corp.	4,245,984
303,000		Wal-Mart Stores, Inc.	14,313,720
			29,313,190
		Semiconductors: 1.6%
227,600		Analog Devices, Inc.	8,714,804
290,700		Intel Corp.	5,625,045
172,400		Texas Instruments, Inc.	5,597,828
			19,937,677
		Software: 1.3%
583,500		Microsoft Corp.	15,877,035
			15,877,035
		Telecommunications: 8.6%
194,700		Alltel Corp.	12,606,825
724,903	L	AT&T, Inc.	19,601,375
448,300	@	Cisco Systems, Inc.	9,714,661
1,220,600	@, L	Lucent Technologies, Inc.	3,722,830
351,600		Motorola, Inc.	8,055,156
516,000	@@, L	Nokia OYJ ADR	10,691,520
1,795,000	@, L	Qwest Communications International, Inc.	12,206,000
519,500	L	Sprint Corp. - FON Group	13,423,880
46,200	@@	TELUS Corp.	1,812,426
67,800	@@, L	TELUS Corp. - Non Voting Shares	2,623,860
337,650		Verizon Communications, Inc.	11,500,359
			105,958,892
		Toys/Games/Hobbies: 0.9%
630,600		Mattel, Inc.	11,432,778
			11,432,778
		Transportation: 2.2%
147,600		Norfolk Southern Corp.	7,980,732
207,900		Union Pacific Corp.	19,407,465
			27,388,197
		Total Common Stock
		(Cost $1,036,190,164)	1,182,334,927

		PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Equity Income Portfolio		as of March 31, 2006 (Unaudited)(continued)
Shares		Value
PREFERRED STOCK: 0.1%

	Insurance: 0.1%
39,000	UnumProvident Corp.	$1,032,627

	Total Preferred Stock
	(Cost $975,000)	1,032,627

Principal
Amount				Value

CONVERTIBLE BOND: 0.1%
		Telecommunications: 0.1%
$2,070,000		Lucent Technologies, Inc., 8.000%, due 08/01/31		$2,098,463

		Total Convertible Bond
		(Cost $1,646,069)		2,098,463

		Total Long-Term Investments
		(Cost $1,038,811,233)		1,185,466,017

SHORT-TERM INVESTMENT: 17.3%

		Securities Lending CollateralCC: 17.3%
214,306,481		The Bank of New York Institutional Cash Reserve Fund		214,306,481

		Total Short-Term Investments
		(Cost $214,306,481)		214,306,481

		Total Investments in Securities
		(Cost $1,253,117,714)*	113.0%	$1,399,772,498
		Other Assets and Liabilities—Net	(13.0)	(161,411,546)
		Net Assets	100.0%	$1,238,360,952

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2006.

	*	Cost for federal income tax purposes is $1,261,414,752.
		Gross Unrealized Appreciation		$179,962,375
		Gross Unrealized Depreciation		(41,604,629)
		Net Unrealized Appreciation		$138,357,746

		PORTFOLIO OF INVESTMENTS
ING UBS U.S. Allocation Portfolio		as of March 31, 2006 (Unaudited)

Shares			Value

COMMON STOCK: 67.8%

		Advertising: 1.6%
19,700	L	Omnicom Group	$1,640,025
7,231	@	RH Donnelley Corp.	421,061
			2,061,086
		Aerospace/Defense: 1.8%
17,200		Lockheed Martin Corp.	1,292,236
15,500	L	Northrop Grumman Corp.	1,058,495
			2,350,731
		Auto Parts & Equipment: 1.4%
8,300		BorgWarner, Inc.	498,332
18,000		Johnson Controls, Inc.	1,366,740
			1,865,072
		Banks: 5.1%
37,300		Fifth Third BanCorp	1,468,128
46,900		Mellon Financial Corp.	1,669,640
16,300		PNC Financial Services Group, Inc.	1,097,153
38,100		Wells Fargo & Co.	2,433,447
			6,668,368
		Beverages: 0.4%
13,100		Anheuser-Busch Cos., Inc.	560,287
			560,287
		Biotechnology: 1.1%
20,800	@	Genzyme Corp.	1,398,176
			1,398,176
		Building Materials: 1.4%
56,900		Masco Corp.	1,848,681
			1,848,681
		Commercial Services: 1.0%
22,300	@@	Accenture Ltd.	670,561
32,900		Cendant Corp.	570,815
			1,241,376
		Computers: 0.7%
30,600	@	Dell, Inc.	910,656
			910,656
		Debt Fund: 3.2%
207,778		UBS High Yield Fund	4,111,636
			4,111,636
		Diversified Financial Services: 7.1%
73,500		Citigroup, Inc.	3,471,405
21,000		Freddie Mac	1,281,000
39,400		JPMorgan Chase & Co.	1,640,616
44,200		Morgan Stanley	2,776,644
			9,169,665

		PORTFOLIO OF INVESTMENTS
ING UBS U.S. Allocation Portfolio		as of March 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 67.8% (continued)

		Electric: 2.8%
18,700		American Electric Power Co., Inc.	$636,174
37,900		Exelon Corp.	2,004,910
22,300	L	NiSource, Inc.	450,906
9,700	L	Northeast Utilities	189,441
14,600		Pepco Holdings, Inc.	332,734
			3,614,165
		Electronics: 0.7%
3,800	@, @@	Mettler Toledo International, Inc.	229,292
16,700	@, L	Waters Corp.	720,605
			949,897
		Equity Fund: 4.0%
115,547		UBS Small Equity Fund	5,163,791
			5,163,791
		Food: 1.2%
53,100		Kroger Co.	1,081,116
14,500		Sysco Corp.	464,725
			1,545,841
		Gas: 0.7%
18,800		Sempra Energy	873,448
			873,448
		Healthcare — Products: 2.1%
29,000		Johnson & Johnson	1,717,380
9,600		Medtronic, Inc.	487,200
7,400	@, L	Zimmer Holdings, Inc.	500,240
			2,704,820
		Healthcare — Services: 2.4%
30,000	@, L	Healthsouth Corp.	149,700
32,760		UnitedHealth Group, Inc.	1,829,974
15,000	@	WellPoint, Inc.	1,161,450
			3,141,124
		Insurance: 2.7%
14,600		Allstate Corp.	760,806
29,600		American International Group, Inc.	1,956,264
10,100		Hartford Financial Services Group, Inc.	813,555
			3,530,625
		Internet: 1.6%
49,550	@, L	Expedia, Inc.	1,004,379
60,842	@, L	Symantec Corp.	1,023,971
			2,028,350
		Leisure Time: 1.5%
25,100	L	Carnival Corp.	1,188,987
13,500	L	Harley-Davidson, Inc.	700,380
			1,889,367
		Media: 1.1%
60,400	@, L	DIRECTV Group, Inc.	990,560
11,600	@, L	Univision Communications, Inc.	399,852
			1,390,412

		PORTFOLIO OF INVESTMENTS
ING UBS U.S. Allocation Portfolio		as of March 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 67.8% (continued)

		Miscellaneous Manufacturing: 1.3%
17,500		Illinois Tool Works, Inc.	$1,685,425
			1,685,425
		Oil & Gas: 2.3%
12,300		Exxon Mobil Corp.	748,578
16,100	@, L	Global Santa Fe Corp.	978,075
15,900		Marathon Oil Corp.	1,211,103
			2,937,756
		Oil & Gas Services: 0.4%
7,200		Baker Hughes, Inc.	492,480
			492,480
		Pharmaceuticals: 5.5%
16,000		Allergan, Inc.	1,736,000
23,500		Bristol-Myers Squibb Co.	578,335
14,300	@	Caremark Rx, Inc.	703,274
7,500	@, L	Cephalon, Inc.	451,875
18,000	@	Medco Health Solutions, Inc.	1,029,960
55,050		Wyeth	2,671,025
			7,170,469
		Retail: 1.9%
26,800	L	Costco Wholesale Corp.	1,451,488
19,500	@, L	Kohl’s Corp.	1,033,695
			2,485,183
		Semiconductors: 1.8%
20,400		Analog Devices, Inc.	781,116
58,100		Intel Corp.	1,124,235
17,700		Xilinx, Inc.	450,642
			2,355,993
		Software: 4.0%
17,400	@, L	Mercury Interactive Corp.	605,520
111,800		Microsoft Corp.	3,042,078
109,600	@	Oracle Corp.	1,500,424
			5,148,022
		Telecommunications: 2.7%
37,200	L	AT&T, Inc.	1,005,888
95,994	L	Sprint Corp. - FON Group	2,480,485
			3,486,373
		Transportation: 2.3%
19,700		Burlington Northern Santa Fe Corp.	1,641,601
11,800		FedEx Corp.	1,332,692
			2,974,293
		Total Common Stock (Cost $74,306,818)	87,753,568

		PORTFOLIO OF INVESTMENTS
ING UBS U.S. Allocation Portfolio		as of March 31, 2006 (Unaudited)(continued)
Principal Amount			Value

CORPORATE BONDS/NOTES: 4.1%

		Agriculture: 0.0%
$25,000	L	Altria Group, Inc., 7.750%, due 01/15/27	$28,685
			28,685
		Auto Manufacturers: 0.2%
190,000	@@	DaimlerChrysler NA Holding Corp., 4.050%, due 06/04/08	184,204
			184,204
		Auto Parts & Equipment: 0.1%
70,000		Johnson Controls, Inc., 5.500%, due 01/15/16	68,011
			68,011
		Banks: 0.2%
25,000	@@, L	Abbey National PLC, 7.950%, due 10/26/29	30,751
95,000		Bank of America Corp., 7.400%, due 01/15/11	102,782
45,000		Bank One Corp., 7.875%, due 08/01/10	49,114
45,000		Wachovia Bank NA, 7.800%, due 08/18/10	49,080
50,000		Wells Fargo & Co., 6.450%, due 02/01/11	52,147
			283,874
		Beverages: 0.0%
25,000	#	Miller Brewing Co., 5.500%, due 08/15/13	24,684
			24,684
		Chemicals: 0.0%
40,000		ICI Wilmington, Inc., 4.375%, due 12/01/08	38,589
			38,589
		Commercial Services: 0.1%
25,000		Cendant Corp., 6.250%, due 01/15/08	25,303
70,000	#	Erac USA Finance Co., 7.350%, due 06/15/08	72,723
30,000		McKesson Corp., 7.750%, due 02/01/12	32,987
			131,013
		Cosmetics/Personal Care: 0.0%
35,000		Avon Products, Inc., 7.150%, due 11/15/09	37,059
			37,059
		Diversified Financial Services: 1.9%
20,000	L	American General Finance Corp., 5.375%, due 10/01/12	19,646
30,000	#, L	Bombardier Capital, Inc., 6.125%, due 06/29/06	30,075
35,000		Capital One Financial Corp., 5.500%, due 06/01/15	34,030
56,000		Citigroup, Inc., 5.000%, due 09/15/14	53,688
345,000		Citigroup, Inc., 5.625%, due 08/27/12	347,336
50,000		Countrywide Home Loans, Inc., 3.250%, due 05/21/08	47,870
35,000		Credit Suisse First Boston USA, Inc., 6.500%, due 01/15/12	36,595
690,000		Ford Motor Credit Co., 5.800%, due 01/12/09	630,538
330,000		General Electric Capital Corp., 6.000%, due 06/15/12	339,344
30,000	L	General Electric Capital Corp., 6.750%, due 03/15/32	33,515
30,000		General Motors Acceptance Corp., 6.125%, due 09/15/06	29,865
130,000		General Motors Acceptance Corp., 6.875%, due 09/15/11	121,304
190,000		Goldman Sachs Group, Inc., 6.875%, due 01/15/11	200,770
150,000		HSBC Finance Corp., 6.750%, due 05/15/11	158,086
95,000		International Lease Finance Corp., 3.500%, due 04/01/09	90,090
75,000		JPMorgan Chase & Co., 6.750%, due 02/01/11	78,922
190,000		Morgan Stanley, 6.750%, due 04/15/11	200,216
			2,451,890
		Electric: 0.3%
14,000		American Electric Power Co., Inc., 6.125%, due 05/15/06	14,014
70,000		Dominion Resources, Inc., 5.950%, due 06/15/35	64,753

		PORTFOLIO OF INVESTMENTS
ING UBS U.S. Allocation Portfolio		as of March 31, 2006 (Unaudited)(continued)
Principal Amount			Value

CORPORATE BONDS/NOTES: 4.1% (continued)

$100,000		FirstEnergy Corp., 6.450%, due 11/15/11	$103,595
70,000		Pacific Gas & Electric Co., 6.050%, due 03/01/34	68,728
30,000		PPL Capital Funding Trust I, 4.330%, due 03/01/09	28,869
40,000		TXU Energy Co. LLC, 7.000%, due 03/15/13	41,720
			321,679
		Food: 0.1%
90,000		Kraft Foods, Inc., 5.625%, due 11/01/11	90,226
30,000	L	Kroger Co., 7.500%, due 04/01/31	33,067
45,000	L	Safeway, Inc., 7.250%, due 02/01/31	47,827
			171,120
		Healthcare — Services: 0.1%
90,000		UnitedHealth Group, Inc., 5.800%, due 03/15/36	86,000
			86,000
		Household Products/Wares: 0.1%
105,000		Fortune Brands, Inc., 5.375%, due 01/15/16	100,975
			100,975
		Housewares: 0.0%
30,000		Newell Rubbermaid, Inc., 4.000%, due 05/01/10	28,050
			28,050
		Insurance: 0.1%
70,000		Allstate Corp., 7.200%, due 12/01/09	74,037
35,000		Marsh & McLennan Cos., Inc., 6.250%, due 03/15/12	35,770
			109,807
		Leisure Time: 0.0%
40,000	#	Harley-Davidson, Inc., 3.625%, due 12/15/08	38,379
			38,379
		Media: 0.2%
120,000		Comcast Cable Communications, 6.750%, due 01/30/11	124,869
35,000	L	News America, Inc., 6.200%, due 12/15/34	32,884
35,000		Time Warner, Inc., 7.625%, due 04/15/31	38,238
			195,991
		Office/Business Equipment: 0.0%
25,000	L	Pitney Bowes, Inc., 4.625%, due 10/01/12	23,806
			23,806
		Oil & Gas: 0.1%
60,000		Devon Financing Corp. ULC, 6.875%, due 09/30/11	63,686
25,000		Marathon Oil Corp., 6.125%, due 03/15/12	25,764
40,000	L	Valero Energy Corp., 7.500%, due 04/15/32	46,130
			135,580
		Pharmaceuticals: 0.0%
35,000		Wyeth, 5.500%, due 03/15/13	34,652
			34,652
		Pipelines: 0.0%
30,000		Kinder Morgan Energy Partners LP, 5.800%, due 03/15/35	27,329
			27,329
		Real Estate: 0.0%
25,000		EOP Operating LP, 7.250%, due 06/15/28	26,350
			26,350

		PORTFOLIO OF INVESTMENTS
ING UBS U.S. Allocation Portfolio		as of March 31, 2006 (Unaudited)(continued)
Principal Amount			Value

CORPORATE BONDS/NOTES: 4.1% (continued)

		Real Estate Investment Trust: 0.1%
$85,000	#	Prologis, 5.625%, due 11/15/15	$83,258
			83,258
		Savings & Loans: 0.1%
180,000		Washington Mutual, Inc., 5.625%, due 01/15/07	180,355
			180,355
		Telecommunications: 0.2%
35,000		AT&T Corp., 9.750%, due 11/15/31	41,918
25,000		AT&T Wireless Services, Inc., 8.750%, due 03/01/31	31,755
30,000		BellSouth Corp., 6.550%, due 06/15/34	30,046
65,000		Sprint Capital Corp., 8.750%, due 03/15/32	81,504
70,000	@@	Telecom Italia Capital SA, 5.250%, due 11/15/13	66,427
			251,650
		Transportation: 0.2%
25,000		Burlington Northern Santa Fe Corp., 7.082%, due 05/13/29	28,203
180,000		Norfolk Southern Corp., 5.257%, due 09/17/14	176,827
			205,030
		Total Corporate Bonds/Notes
		(Cost $5,398,630)	5,268,020

U.S. GOVERNMENT AGENCY OBLIGATION: 10.8%

		Federal Government Loan Mortgage Corporation: 2.1%
183,566		4.500%, due 05/01/34	169,812
286,735		4.500%, due 12/01/34	265,249
181,365		5.500%, due 01/01/19	180,309
593,392		5.500%, due 04/01/18	589,938
314,656		5.500%, due 05/01/20	312,710
393,498		5.500%, due 11/01/18	391,340
441,947		5.500%, due 12/01/18	439,523
133,533		6.000%, due 03/01/29	133,966
57,717		6.000%, due 12/01/17	58,445
26,054		6.500%, due 06/01/29	26,696
148,335		7.000%, due 07/01/32	152,817
			2,720,805
		Federal Home Loan Mortgage Corporation: 0.4%
160,000		4.000%, due 08/17/07	157,704
360,206		4.506%, due 01/01/35	353,293
			510,997
		Federal National Mortgage Association: 8.0%
1,005,000		3.875%, due 07/15/08	980,123
69,319		4.245%, due 03/01/34	69,689
385,000		4.625%, due 06/01/10	375,905
528,410		4.699%, due 03/01/35	537,939
398,177		4.893%, due 05/01/35	408,777
600,331		4.933%, due 02/01/35	611,713
1,475,000	W	5.000%, due 04/15/36	1,404,477
330,000		5.200%, due 11/08/10	327,430
446,984		5.500%, due 02/01/24	440,693
500,212		5.500%, due 03/01/20	497,842
1,043,992		5.500%, due 05/01/18	1,038,754
558,003		5.500%, due 11/01/17	555,358

		PORTFOLIO OF INVESTMENTS
ING UBS U.S. Allocation Portfolio		as of March 31, 2006 (Unaudited)(continued)
Principal Amount			Value

U.S. GOVERNMENT AGENCY OBLIGATION: 10.8% (continued)

$250,432		5.500%, due 12/01/17	$249,245
82,216		6.000%, due 03/01/29	82,444
46,111		6.000%, due 04/01/18	46,771
657,530		6.000%, due 06/01/23	661,420
65,528		6.000%, due 08/01/17	66,460
262,324		6.000%, due 12/01/29	263,050
300,000		6.250%, due 02/01/11	311,453
27,571		6.500%, due 05/01/30	28,277
208,230		6.500%, due 06/01/17	213,285
196,036		6.500%, due 07/01/31	200,628
277,251		6.500%, due 12/01/28	284,355
270,000		6.625%, due 09/15/09	282,670
345,000		6.625%, due 11/15/30	406,099
			10,344,857
		Government National Mortgage Association: 0.3%
28,371		5.125%, due 12/20/29	28,345
132,899		6.000%, due 01/20/34	133,907
288,626		6.000%, due 07/15/29	292,613
			454,865

		Total U.S. Government Agency Obligations
		(Cost $14,268,591)	14,031,524

U.S. TREASURY OBLIGATION: 9.0%

		U.S. Treasury Bond: 2.1%
30,000	L	6.250%, due 05/15/30	35,070
1,270,000	L	8.500%, due 02/15/20	1,703,587
700,000	L	8.750%, due 05/15/17	924,055
			2,662,712
		U.S. Treasury Inflation-Indexed Bond: 0.7%
460,000	L	2.000%, due 01/15/14	481,967
435,000		2.000%, due 07/15/14	446,452
			928,419
		U.S. Treasury Note: 6.2%
1,065,000	L	2.500%, due 09/30/06	1,053,227
580,000	L	2.875%, due 11/30/06	572,705
145,000	L	3.625%, due 04/30/07	143,165
555,000	L	3.875%, due 05/15/09	540,041
865,000	L	3.875%, due 02/15/13	815,871
1,410,000	L	4.000%, due 09/30/07	1,393,147
460,000	L	4.125%, due 05/15/15	434,826
3,215,000	L	4.250%, due 10/15/10	3,140,907
			8,093,889

		Total U.S. Treasury Obligations
		(Cost $11,839,315)	11,685,020

ASSET-BACKED SECURITIES: 1.2%

		Automobile Asset Backed Securities: 0.4%
500,000		WFS Financial Owner Trust, 4.840%, due 11/19/12	491,669
			491,669
		Home Equity Asset Backed Securities: 0.3%
375,000		Merrill Lynch Mortgage Investors, Inc., 5.940%, due 03/25/36	376,890
4,239	+	RAFC Asset-Backed Trust, 5.115%, due 11/25/29	4,224
			381,114

		PORTFOLIO OF INVESTMENTS
ING UBS U.S. Allocation Portfolio		as of March 31, 2006 (Unaudited)(continued)
Principal Amount			Value

ASSET-BACKED SECURITIES: 1.2% (continued)

		Other Asset Backed Securities: 0.5%
$18,311		California Infrastructure PG&E-1, 6.420%, due 09/25/08	$18,401
185,000		CenterPoint Energy Transition Bond Co. LLC, 5.630%, due 09/15/15	187,605
30,165	#	Countrywide Asset-Backed Certificates, 5.158%, due 06/25/33	30,271
20,298	+	First Franklin Mtg Loan Asset Backed Certificates, 4.167%, due 06/25/24	20,162
200,000		Massachusetts RRB Special Purpose Trust, 7.030%, due 03/15/12	209,470
170,000	+	Structured Asset Securities Corp., 6.080%, due 11/25/32	168,496
			634,405

		Total Asset-Backed Securities
		(Cost $1,534,761)	1,507,188

COLLATERALIZED MORTGAGE OBLIGATION: 4.4%

		Commercial Mortgage Backed Securities: 1.9%
200,000		Banc of America Commercial Mortgage, Inc., 6.349%, due 06/11/35	208,456
55,000	#	Commercial Mortgage Pass Through Certificates, 5.348%, due 11/15/13	54,672
25,404	#	Commercial Mortgage Pass Through Certificates, 6.249%, due 11/15/13	25,417
78,766		DLJ Commercial Mortgage Corp., 6.080%, due 03/10/32	79,032
58,736		First Union Commercial Mortgage Securities, Inc., 6.650%, due 11/18/29	59,546
283,973	#	Four Times Square Trust, 7.690%, due 04/15/15	298,064
111,989		GS Mortgage Securities Corp. II, 6.312%, due 04/13/31	112,772
500,000		GS Mortgage Securities Corp. II, 6.940%, due 07/13/30	506,656
2,716		JP Morgan Commercial Mortgage Finance Corp., 7.325%, due 07/15/31	2,712
250,000		JP Morgan Commercial Mortgage Finance Corp., 7.400%, due 07/15/31	261,833
61,777		LB Commercial Conduit Mortgage Trust, 6.410%, due 06/15/31	61,829
173,505	#	Mach One Trust Commercial Mortgage-Backed, 3.890%, due 05/28/40	169,027
28,121		Morgan Stanley Dean Witter Capital I, 7.420%, due 11/15/36	28,188
200,000		Morgan Stanley Dean Witter Capital I, 7.570%, due 11/15/36	213,373
329,314		PNC Mortgage Acceptance Corp., 7.610%, due 02/15/10	349,297
			2,430,874
		Other Mortgage Securities: 0.4%
500,000		GS Mortgage Securities Corp. II, 5.396%, due 12/31/49	492,856
			492,856
		Whole Loan Collateral CMO: 2.1%
296,476		CS First Boston Mortgage Securities Corp., 6.000%, due 10/25/35	294,986
70,421		CS First Boston Mortgage Securities Corp., 7.000%, due 11/25/33	70,678
136,521		First Horizon Alternative Mortgage Securities, 5.327%, due 09/25/34	135,074
244,061		GSR Mortgage Loan Trust, 6.500%, due 04/25/20	248,279
350,000		Indymac Index Mortgage Loan Trust, 5.660%, due 12/25/35	350,041
500,000	+	Lehman XS Trust, 6.000%, due 12/25/35	490,156
107,627		Morgan Stanley Mortgage Loan Trust, 6.455%, due 09/25/34	109,275
500,000	@@, #	Mound Financing PLC, 5.175%, due 02/08/42	500,000
100,000	@@, #	Paragon Mortgages PLC, 5.499%, due 05/15/43	100,231
375,000		Residential Asset Securitization Trust, 6.000%, due 05/25/36	367,734
99,593		Structured Adjustable Rate Mortgage Loan Trust, 4.940%, due 03/25/34	98,411
			2,764,865

		Total Collateralized Mortgage Obligations
		(Cost $5,835,790)	5,688,595

OTHER BOND: 0.1%

		Sovereign: 0.1%
45,000	@@	European Investment Bank, 4.875%, due 09/06/06	44,991

		PORTFOLIO OF INVESTMENTS
ING UBS U.S. Allocation Portfolio		as of March 31, 2006 (Unaudited)(continued)
Principal Amount				Value

OTHER BOND: 0.1% (continued)

$45,000	@@	Inter-American Development Bank, 5.750%, due 02/26/08		$45,618
				90,609
		Total Other Bonds
		(Cost $93,525)		90,609

		Total Long-Term Investments
		(Cost $113,277,330)		126,024,524

SHORT-TERM INVESTMENTS: 20.1%

		U.S. Government Agency Obligation: 2.4%
3,165,000		Federal Home Loan Bank, 4.400%, due 04/03/06		3,163,839

		Total U.S. Government Agency Obligation
		(Cost $3,163,839)		3,163,839

		Securities Lending CollateralCC: 17.7%
22,882,031		The Bank of New York Institutional Cash Reserve Fund		22,882,031

		Total Securities Lending Collateral
		(Cost $22,882,031)		22,882,031

		Total Short-Term Investments
		(Cost $26,045,870)		26,045,870

		Total Investments in Securities
		(Cost $139,323,200)*	117.5%	$152,070,394
		Other Assets and Liabilities—Net	(17.5)	(22,656,403)
		Net Assets	100.0%	$129,413,991

@	Non-income producing security
@@	Foreign Issuer
+	Step-up basis bonds. Interest rates shown reflect current coupon rates.
#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

cc	Securities purchased with cash collateral for securities loaned.
W	When-issued or delayed delivery security.
L	Loaned security, a portion or all of the security is on loan at March 31, 2006.

*	Cost for federal income tax purposes is $139,485,939.
Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$14,307,582
	Gross Unrealized Depreciation	(1,723,127)
	Net Unrealized Appreciation	$12,584,455

PORTFOLIO OF INVESTMENTS
ING Van Kampen Equity Growth Portfolio		as of March 31, 2006 (Unaudited)

Shares			Value

COMMON STOCK: 98.9%

		Advertising: 1.6%
24,922.00	@, L	Getty Images, Inc.	$1,866,159
			1,866,159
		Agriculture: 6.5%
30,790		Altria Group, Inc.	2,181,779
61,260		Monsanto Co.	5,191,785
			7,373,564
		Biotechnology: 1.5%
20,900	@	Genentech, Inc.	1,766,259
			1,766,259
		Building Materials: 0.7%
11,500	@@	Cemex SA de CV ADR	750,720
			750,720
		Commercial Services: 8.7%
44,600	@, L	Apollo Group, Inc.	2,341,946
26,200		Corporate Executive Board Co.	2,643,580
37,581	@, L	Iron Mountain, Inc.	1,531,050
24,540		Moody’s Corp.	1,753,628
41,060		Paychex, Inc.	1,710,560
			9,980,764
		Computers: 3.8%
25,400	@	Apple Computer, Inc.	1,593,088
91,775	@	Dell, Inc.	2,731,224
			4,324,312
		Diversified Financial Services: 7.6%
52,900		American Express Co.	2,779,895
39,600		Ameriprise Financial, Inc.	1,784,376
5,350	L	Chicago Mercantile Exchange	2,394,125
13,500		Legg Mason, Inc.	1,691,955
			8,650,351
		Entertainment: 1.5%
49,950	L	International Game Technology	1,759,239
			1,759,239
		Healthcare — Products: 3.4%
11,900	@@	Alcon, Inc.	1,240,694
35,400		Dade Behring Holdings, Inc.	1,264,134
32,800	@	St. Jude Medical, Inc.	1,344,800
			3,849,628
		Healthcare — Services: 2.4%
49,850		UnitedHealth Group, Inc.	2,784,621
			2,784,621
		Home Builders: 1.5%
43,900	L	Pulte Homes, Inc.	1,686,638
			1,686,638

PORTFOLIO OF INVESTMENTS
ING Van Kampen Equity Growth Portfolio		as of March 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 98.9% (continued)

		Insurance: 2.8%
1,058	@	Berkshire Hathaway, Inc.	$3,186,696
			3,186,696
		Internet: 16.0%
59,300	@, L	Amazon.com, Inc.	2,165,043
124,770	@	eBay, Inc.	4,873,516
13,550	@	Google, Inc.	5,284,500
37,700	@	Monster Worldwide, Inc.	1,879,722
126,200	@, L	Yahoo!, Inc.	4,071,212
			18,273,993
		Leisure Time: 2.6%
62,500	L	Carnival Corp.	2,960,625
			2,960,625
		Media: 3.2%
62,800	@@, L	Grupo Televisa SA ADR	1,249,720
40,900		McGraw-Hill Cos, Inc.	2,356,658
			3,606,378
		Oil & Gas: 6.1%
42,700	@	Southwestern Energy Co.	1,374,513
89,870	@, L	Ultra Petroleum Corp.	5,599,800
			6,974,313
		Pharmaceuticals: 1.5%
26,900	@	Gilead Sciences, Inc.	1,673,718
			1,673,718
		Pipelines: 1.4%
22,000		Questar Corp.	1,541,100
			1,541,100
		Real Estate: 4.5%
92,400	@@	Brookfield Asset Management, Inc.	5,087,544
			5,087,544
		Retail: 7.5%
84,675		Costco Wholesale Corp.	4,585,998
29,850	@	Sears Holding Corp.	3,947,364
			8,533,362
		Semiconductors: 1.4%
28,875	@, @@, L	Marvell Technology Group Ltd.	1,562,138
			1,562,138
		Software: 4.6%
55,200	@	Electronic Arts, Inc.	3,020,544
48,500		First Data Corp.	2,270,770
			5,291,314
		Telecommunications: 4.5%
101,700	@@	America Movil SA de CV ADR	3,484,242
59,654	@, L	Crown Castle International Corp.	1,691,191
			5,175,433

PORTFOLIO OF INVESTMENTS
ING Van Kampen Equity Growth Portfolio		as of March 31, 2006 (Unaudited)(continued)

Shares				Value

COMMON STOCK: 98.9% (continued)

		Transportation: 3.6%
42,290	L	CH Robinson Worldwide, Inc.		$2,076,016
24,100	L	Expeditors International Washington, Inc.		2,081,999
				4,158,015

		Total Common Stock
		(Cost $96,724,470)		112,816,884

Principal
Amount				Value

SHORT-TERM INVESTMENTS: 20.7%

		U.S. Government Agency Obligation: 0.7%
$767,000		Federal Home Loan Bank, 4.400%, due 04/03/06		$766,719

		Total U.S. Government Agency Obligations
		(Cost $766,719)		766,719

		Securities Lending CollateralCC: 20.0%
22,894,034		The Bank of New York Institutional Cash Reserve Fund		22,894,034

		Total Securities Lending Collateral
		(Cost $22,894,034)		22,894,034

		Total Short-Term Investments
		(Cost $23,660,753)		23,660,753

		Total Investments in Securities
		(Cost $120,385,223)*	119.6%	$136,477,637
		Other Assets and Liabilities—Net	(19.6)	(22,369,414)
		Net Assets	100.0%	$114,108,223

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2006.

	*	Cost for federal income tax purposes is $120,602,616.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$19,324,068
		Gross Unrealized Depreciation		(3,449,047)
		Net Unrealized Appreciation		$15,875,021

PORTFOLIO OF INVESTMENTS
ING Van Kampen Global Franchise Portfolio		as of March 31, 2006 (Unaudited)

Shares			Value

COMMON STOCK: 94.4%

		Canada: 1.8%
276,193	L	Torstar Corp.	$5,409,746
			5,409,746
		Finland: 3.8%
286,264		Kone Oyj	11,758,289
			11,758,289
		France: 8.6%
93,058		Groupe Danone	11,280,339
39,984		Pernod-Ricard	7,640,100
81,349		Sanofi-Synthelabo SA	7,703,339
			26,623,778
		Netherlands: 8.1%
494,282		Reed Elsevier NV	7,060,543
165,264	@	Royal Numico NV	7,292,569
426,220		Wolters Kluwer NV	10,591,326
			24,944,438
		Spain: 3.0%
204,489	L	Altadis SA	9,144,239
			9,144,239
		Sweden: 3.3%
734,528		Swedish Match AB	10,026,080
			10,026,080
		Switzerland: 5.9%
32,886	L	Nestle SA	9,714,073
155,566		Novartis AG	8,610,615
			18,324,688
		United Kingdom: 33.9%
939,004		British American Tobacco PLC	22,679,529
1,694,519		Cadbury Schweppes PLC	16,767,505
567,145		Capital Radio PLC	2,245,017
735,097		Diageo PLC	11,546,449
313,685		GlaxoSmithKline PLC	8,187,233
301,217		Imperial Tobacco Group PLC	8,897,786
503,864		Reckitt Benckiser PLC	17,656,169
925,210		SMG PLC	1,400,209
694,829		Unilever PLC	7,082,691
667,077		WPP Group PLC	7,970,668
			104,433,256
		United States: 26.0%
171,779		Altria Group, Inc.	12,172,260
320,620		Bristol-Myers Squibb Co.	7,890,458
115,339		Brown-Forman Corp.	8,877,643
140,098	L	Harley-Davidson, Inc.	7,268,284
101,022		Kellogg Co.	4,449,009

PORTFOLIO OF INVESTMENTS
ING Van Kampen Global Franchise Portfolio		as of March 31, 2006 (Unaudited)(continued)

Shares				Value

COMMON STOCK: 94.4% (continued)

138,893		Kimberly-Clark Corp.		$8,028,015
214,830		Merck & Co., Inc.		7,568,461
238,594	L	New York Times Co.		6,038,814
464,944		Pfizer, Inc.		11,586,404
138,331		Scotts Co.		6,330,027
				80,209,375

		Total Common Stock
		(Cost $246,396,014)		290,873,889

Principal
Amount				Value

SHORT-TERM INVESTMENTS: 15.1%

		U.S. Government Agency Obligation: 7.0%
$21,536,000		Federal Home Loan Bank, 4.400%, due 04/03/06		$21,528,103

		Total U.S. Government Agency Obligations
		(Cost $21,528,103)		21,528,103

		Securities Lending CollateralCC: 8.1%
25,105,617		The Bank of New York Institutional Cash Reserve Fund		25,105,617

		Total Securities Lending Collateral
		(Cost $25,105,617)		25,105,617

		Total Short-Term Investments
		(Cost $46,633,720)		46,633,720

		Total Investments in Securities
		(Cost $293,029,734)*	109.5%	$337,507,609
		Other Assets and Liabilities—Net	(9.5)	(29,399,793)
		Net Assets	100.0%	$308,107,816

	@	Non-income producing security
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2006.

	*	Cost for federal income tax purposes is $293,572,441
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$8,673,717
		Gross Unrealized Depreciation		(4,738,549)
		Net Unrealized Appreciation		$3,935,168

Percentage of
Industry	Net Assets
Advertising	2.6%
Agriculture	20.4
Beverages	9.1
Commercial Services	3.8
Federal Home Loan Bank	7.0
Food	18.4
Household Products/Wares	10.4
Leisure Time	2.4
Media	10.6
Pharmaceuticals	16.7
Securities Lending Collateral	8.1
Other Assets and Liabilities	(9.5)
Total Net Assets	100.0%

		PORTFOLIO OF INVESTMENTS
ING Van Kampen Growth and Income Portfolio		as of March 31, 2006 (Unaudited)

Shares			Value

COMMON STOCK: 93.7%

		Aerospace/Defense: 2.1%
144,320	L	Northrop Grumman Corp.	$9,855,613
219,990		Raytheon Co.	10,084,342
			19,939,955
		Agriculture: 1.0%
129,860	L	Altria Group, Inc.	9,201,880
			9,201,880
		Auto Manufacturers: 0.9%
268,040	@@	Honda Motor Co., Ltd. ADR	8,298,518
			8,298,518
		Banks: 4.2%
351,461		Bank of America Corp.	16,005,534
52,300		Fifth Third BanCorp	2,058,528
158,060	L	PNC Financial Services Group, Inc.	10,639,019
176,180		State Street Corp.	10,646,557
			39,349,638
		Beverages: 2.3%
342,060		Coca-Cola Co.	14,322,052
120,540	@@, L	Diageo PLC ADR	7,645,852
			21,967,904
		Biotechnology: 1.2%
237,720	@, L	Chiron Corp.	10,889,953
			10,889,953
		Chemicals: 4.0%
631,440	@@, L	Bayer AG ADR	25,289,172
44,770		Dow Chemical Co.	1,817,662
194,800	L	EI Du Pont de Nemours & Co.	8,222,508
73,844	@, @@	Lanxess	2,780,061
			38,109,403
		Computers: 0.4%
125,470		Hewlett-Packard Co.	4,127,963
			4,127,963
		Cosmetics/Personal Care: 1.0%
75,010	L	Avon Products, Inc.	2,338,062
125,720		Procter & Gamble Co.	7,243,986
			9,582,048
		Diversified Financial Services: 12.3%
904,870		Charles Schwab Corp.	15,572,813
535,400		Citigroup, Inc.	25,286,942
284,220		Freddie Mac	17,337,420
39,040		Goldman Sachs Group, Inc.	6,127,718
721,789		JPMorgan Chase & Co.	30,055,294
289,410		Merrill Lynch & Co., Inc.	22,793,932
			117,174,119

		PORTFOLIO OF INVESTMENTS
ING Van Kampen Growth and Income Portfolio		as of March 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 93.7% (continued)

		Electric: 3.1%
248,930	L	American Electric Power Co., Inc.	$8,468,599
171,600	L	Entergy Corp.	11,830,104
191,740	L	FirstEnergy Corp.	9,376,086
			29,674,789
		Electronics: 0.4%
143,270		Applera Corp. - Applied Biosystems Group	3,888,348
			3,888,348
		Food: 3.3%
236,210	@@, L	Cadbury Schweppes PLC ADR	9,448,400
317,260	@@	Unilever NV	21,960,737
			31,409,137
		Healthcare — Products: 0.9%
128,320	L	Bausch & Lomb, Inc.	8,173,984
			8,173,984
		Insurance: 9.5%
24,690	@@	ACE Ltd.	1,284,127
240,200	@@, L	Aegon NV	4,426,886
150,410		Chubb Corp.	14,355,130
109,100		Cigna Corp.	14,250,642
104,950		Hartford Financial Services Group, Inc.	8,453,723
531,190		Marsh & McLennan Cos., Inc.	15,595,738
85,300	L	MGIC Investment Corp.	5,683,539
70,500		PMI Group, Inc.	3,237,360
369,333		St. Paul Cos.	15,434,426
119,010	@@, L	XL Capital Ltd.	7,629,731
			90,351,302
		Internet: 1.8%
1,019,500	@, L	Symantec Corp.	17,158,185
			17,158,185
		Media: 7.0%
78,175		CBS Corp.	1,874,637
600,410		Clear Channel Communications, Inc.	17,417,894
1,272,870		Time Warner, Inc.	21,371,487
257,575	@	Viacom, Inc.	9,993,910
572,330	L	Walt Disney Co.	15,962,284
			66,620,212
		Mining: 1.6%
289,000	L	Newmont Mining Corp.	14,996,210
			14,996,210
		Miscellaneous Manufacturing: 5.1%
680,400		General Electric Co.	23,664,312
193,360	@@	Ingersoll-Rand Co.	8,080,514
176,960	@@, L	Siemens AG ADR	16,487,363
			48,232,189
		Oil & Gas: 5.2%
202,900	@@, L	BP PLC ADR	13,987,926
234,650	L	ConocoPhillips	14,818,148
97,070		Exxon Mobil Corp.	5,907,680
238,310	@@	Royal Dutch Shell PLC ADR	14,837,181
			49,550,935

		PORTFOLIO OF INVESTMENTS
ING Van Kampen Growth and Income Portfolio		as of March 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 93.7% (continued)

		Oil & Gas Services: 2.1%
154,390	L	Schlumberger Ltd.	$19,541,142
			19,541,142
		Pharmaceuticals: 13.4%
249,500		Abbott Laboratories	10,596,265
831,780		Bristol-Myers Squibb Co.	20,470,104
282,110		Eli Lilly & Co.	15,600,683
168,060	@@, L	GlaxoSmithKline PLC ADR	8,791,219
609,800		Pfizer, Inc.	15,196,216
251,850	@@	Roche Holding AG ADR	18,703,011
167,650	@@, L	Sanofi-Synthelabo SA ADR	7,954,993
911,340		Schering-Plough Corp.	17,306,347
267,350		Wyeth	12,971,822
			127,590,660
		Retail: 3.3%
163,600	@, L	Kohl’s Corp.	8,672,436
133,520		McDonald’s Corp.	4,587,747
102,660	@	Office Depot, Inc.	3,823,058
299,660		Wal-Mart Stores, Inc.	14,155,938
			31,239,179
		Semiconductors: 1.5%
358,080		Intel Corp.	6,928,848
504,950	@, L	Micron Technology, Inc.	7,432,864
			14,361,712
		Telecommunications: 6.1%
419,160	@@, L	France Telecom SA ADR	9,422,717
232,080		Motorola, Inc.	5,316,953
933,118	L	Sprint Corp. - FON Group	24,111,769
559,900		Verizon Communications, Inc.	19,070,194
			57,921,633

		Total Common Stock
		(Cost $755,823,998)	889,350,998

Principal
Amount			Value

SHORT-TERM INVESTMENTS: 27.9%

		U.S. Government Agency Obligation: 6.3%
$59,900,000		Federal National Mortgage Association, 4.650%, due 04/03/06	$59,876,789

		Total U.S. Government Agency Obligation
		(Cost $59,876,789)	59,876,789

		Securities Lending CollateralCC: 21.6%
205,204,082		The Bank of New York Institutional Cash Reserve Fund	205,204,082

		Total Securities Lending Collateral
		(Cost $205,204,082)	205,204,082

		Total Short-Term Investments
		(Cost $265,080,871)	265,080,871

		PORTFOLIO OF INVESTMENTS
ING Van Kampen Growth and Income Portfolio		as of March 31, 2006 (Unaudited)(continued)

Principal Amount				Value

SHORT-TERM INVESTMENTS: 27.9% (continued)

		Total Investments in Securities
		(Cost $1,020,904,869)*	121.6%	$1,154,431,869
		Other Assets and Liabilities—Net	(21.6)	(204,901,558)
		Net Assets	100.0%	$949,530,311

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2006.

	*	Cost for federal income tax purposes is $1,025,024,213.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$149,074,721
		Gross Unrealized Depreciation		(19,667,065)
		Net Unrealized Appreciation		$129,407,656

		PORTFOLIO OF INVESTMENTS
ING Van Kampen Real Estate Portfolio		as of March 31, 2006 (Unaudited)

Shares			Value

COMMON STOCK: 94.9%

		Lodging: 12.9%
95,380	@@	Four Seasons Hotels, Inc.	$4,835,766
1,827,086		Hilton Hotels Corp.	46,517,610
586,410	@	Morgans Hotel Group Co.	10,356,001
1,125,679		Starwood Hotels & Resorts Worldwide, Inc.	76,242,239
			137,951,616
		Real Estate: 5.8%
1,397,112	@@	Brookfield Properties Co.	47,654,882
308,420		Forest City Enterprises, Inc.	14,542,003
			62,196,885
		Real Estate Investment Trust: 76.2%
167,190		Acadia Realty Trust	3,937,325
393,060		AMB Property Corp.	21,331,366
113,740		American Campus Communities, Inc.	2,947,003
930,835		Archstone-Smith Trust	45,396,823
137,175		Arden Realty, Inc.	6,190,708
481,604		AvalonBay Communities, Inc.	52,542,996
613,700		Boston Properties, Inc.	57,227,525
417,964		Brandywine Realty Trust	13,274,537
203,790		BRE Properties	11,412,240
102,700		Cedar Shopping Centers, Inc.	1,626,768
67,660		CentraCore Properties Trust	1,694,883
21,000		Developers Diversified Realty Corp.	1,149,750
251,581		Equity Lifestyle Properties, Inc.	12,516,155
849,771		Equity Office Properties Trust	28,535,310
1,078,683		Equity Residential	50,471,578
223,230		Essex Property Trust, Inc.	24,271,798
394,490		Federal Realty Investment Trust	29,665,648
260,445		General Growth Properties, Inc.	12,727,947
14,432		Hersha Hospitality Trust	141,289
2,513,945		Host Marriott Corp.	53,798,420
860,160	@@	Legacy Hotels Real Estate Investment Trust	6,150,144
133,100		Liberty Property Trust	6,276,996
443,300		Macerich Co.	32,782,035
627,551		Mack-Cali Realty Corp.	30,122,448
785,895	@	Meristar Hospitality Corp.	8,157,590
29,200		Pan Pacific Retail Properties, Inc.	2,070,280
92,595		Parkway Properties, Inc.	4,044,550
512,600		Post Properties, Inc.	22,810,700
296,289		Prologis	15,851,462
28,535		PS Business Parks, Inc.	1,595,677
413,442		Public Storage, Inc.	33,583,894
29,300		Ramco-Gershenson Properties	886,911
59,330		Reckson Associates Realty Corp.	2,718,501
589,625		Regency Centers Corp.	39,616,904
254,200		Republic Property Trust	2,991,934
253,159		Shurgard Storage Centers, Inc.	16,867,984
1,136,944		Simon Property Group LP	95,662,468
145,455		SL Green Realty Corp.	14,763,683
169,035		Taubman Centers, Inc.	7,043,688
756,780		Trizec Properties, Inc.	19,471,949
202,175		Vornado Realty Trust	19,408,800
			813,738,667

		PORTFOLIO OF INVESTMENTS
ING Van Kampen Real Estate Portfolio		as of March 31, 2006 (Unaudited)(continued)

Shares				Value

COMMON STOCK: 94.9% (continued)

		Total Common Stock
		(Cost $693,261,618)		$1,013,887,168

PREFERRED STOCK: 0.0%

		Real Estate Investment Trust: 0.0%
7,305		Simon Property Group LP		503,753

		Total Preferred Stock
		(Cost $391,183)		503,753

		Total Long-Term Investments
		(Cost $693,652,801)		1,014,390,921

Principal
Amount				Value

SHORT-TERM INVESTMENTS: 4.1%

		U.S. Government Agency Obligation: 4.1%
$43,631,000		Federal Home Loan Bank, 4.400%, due 04/03/06		$43,615,002

		Total Short-Term Investments
		(Cost $43,615,002)		43,615,002

		Total Investments in Securities
		(Cost $737,267,803)*	99.0%	$1,058,005,923
		Other Assets and Liabilities—Net	1.0	10,220,935
		Net Assets	100.0%	$1,068,226,858

	@	Non-income producing security
	@@	Foreign Issuer

	*	Cost for federal income tax purposes is $734,551,909.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$324,484,411
		Gross Unrealized Depreciation		(1,030,397)
		Net Unrealized Appreciation		$323,454,014

		PORTFOLIO OF INVESTMENTS
ING VP Index Plus International Equity Portfolio		as of March 31, 2006 (Unaudited)

Shares			Value

COMMON STOCK: 94.8%

		Aerospace/Defense: 0.3%
6,230	@@	Thales SA	$275,769
			275,769
		Agriculture: 0.9%
24,198	@@	British American Tobacco PLC	584,448
60	@@	Japan Tobacco, Inc.	210,627
			795,075
		Airlines: 0.6%
7,000	@@	All Nippon Airways Co., Ltd.	25,452
18,804	@, @@	British Airways PLC	115,056
42,410	@@	Cathay Pacific Airways Ltd.	74,256
7,543	@@	Deutsche Lufthansa AG	134,446
21,000	@, @@	Japan Airlines Corp.	54,846
52,803	@@	Qantas Airways Ltd.	133,084
			537,140
		Apparel: 0.1%
652	@@	Adidas-Salomon AG	128,723
			128,723
		Auto Manufacturers: 1.6%
2,750	@, @@	Fiat SpA	34,597
3,138	@@	Renault SA	332,073
3,400	@@	Scania AB	147,589
14,800	@@	Toyota Motor Corp.	803,867
3,700	@@	Volvo AB - Class A Shares	173,139
800	@@	Volvo AB - Class B Shares	36,590
			1,527,855
		Auto Parts & Equipment: 1.2%
36,000	@@	Bridgestone Corp.	748,537
2,629	@@	Continental AG	289,341
411	@@	Michelin (C.G.D.E.)	25,729
98,073	@@	Pirelli & C S.p.A.	93,185
			1,156,792
		Banks: 17.7%
13,575	@@	Allied Irish Banks PLC	322,529
12,872	@@	Banca Antonveneta S.p.A.	412,635
33,691	@@	Banco Bilbao Vizcaya Argentaria SA	700,972
30,700	@@	Banco Comercial Portugues SA	97,779
43,783	@@	Banco Santander Central Hispano SA	637,623
61,060	@@	Bank of East Asia	220,577
5,000	@@	Bank of Fukuoka Ltd.	42,092
18,000	@@	Bank of Kyoto Ltd.	216,645
107,022	@@	Barclays PLC	1,247,785
12,451	@@	BNP Paribas	1,150,684
98,805	@@	Capitalia S.p.A.	817,891
8,209	@@	Commerzbank AG	325,643
16,953	@@	Commonwealth Bank of Australia	546,960

		PORTFOLIO OF INVESTMENTS
ING VP Index Plus International Equity Portfolio		as of March 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 94.8% (continued)

2,023	@@	Credit Suisse Group	$112,897
3,500	@@	Danske Bank A/S	129,568
5,034	@@	Deutsche Bank AG	573,143
4,800	@@	DNB Holding ASA	64,417
6,274	@@	EFG Eurobank Ergasias SA	241,069
1,278	@@	Erste Bank der Oesterreichischen Sparkassen AG	75,125
10,059	@@	Fortis	358,049
7,507	@@	HBOS PLC	124,973
63,626	@@	HSBC Holdings PLC	1,063,173
2,566	@@	KBC Bancassurance Holding	274,540
42	@@	Mitsubishi Tokyo Financial Group, Inc.	637,152
36,000	@@	Mitsui Trust Holdings, Inc.	524,984
62	@@	Mizuho Financial Group, Inc.	505,873
23,436	@@	National Australia Bank Ltd.	628,493
1,340	@@	National Bank of Greece	62,922
64,000	@@	Nishi-Nippon City Bank Ltd.	347,931
2,000	@@	Nordea AB	24,668
148	@, @@	Resona Holdings, Inc.	508,031
43,560	@@	Royal Bank of Scotland Group PLC	1,414,032
7	@@	Sumitomo Mitsui Financial Group, Inc.	77,078
13,800	@@	Svenska Handelsbanken AB	382,939
12,362	@@	UBS AG	1,355,239
18,272	@@	UniCredito Italiano S.p.A.	131,597
25,000	@@	United Overseas Bank Ltd.	240,745
			16,598,453
		Beverages: 1.3%
8,397	@@	Asahi Breweries Ltd.	118,782
700	@@	Carlsberg A/S	45,602
10,414	@@	Coca-Cola Amatil Ltd.	53,608
3,000	@@	Fraser and Neave Ltd.	36,707
1,402	@@	Interbrew	65,591
7,000	@@	Kirin Brewery Co., Ltd.	95,012
1,662	@@	Pernod-Ricard	317,573
20,835	@@	SABMiller PLC	409,803
11,000	@@	Sapporo Holdings Ltd.	57,454
			1,200,132
		Building Materials: 2.3%
52,000	@@	Asahi Glass Co., Ltd.	774,342
31,296	@@	Boral Ltd	198,887
6,173	@@	Cie de Saint-Gobain	429,559
4,304	@@	CRH PLC	150,131
2,039	@@	Lafarge SA	230,572
127,121	@@	Pilkington PLC	355,792
458	@@	Wienerberger AG	22,972
			2,162,255
		Chemicals: 1.7%
4,631	@@	Akzo Nobel NV	244,913
14,000	@@	Asahi Kasei Corp.	99,505
583	@@	BASF AG	45,598
5,646	@@	Ciba Specialty Chemicals AG	335,995
26,000	@@	Denki Kagaku Kogyo K K	115,904
3,724	@@	DSM NV	169,537
22,000	@@	Mitsubishi Chemical Holdings Corp.	135,419
15,000	@@	Mitsui Chemicals, Inc.	110,015
758	@@	Solvay SA	87,303

		PORTFOLIO OF INVESTMENTS
ING VP Index Plus International Equity Portfolio		as of March 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 94.8% (continued)

4,000	@@	Sumitomo Chemical Co., Ltd.	$32,451
38,000	@@	Tosoh Corp.	189,222
			1,565,862
		Commercial Services: 0.9%
2,724	@@	Abertis Infraestructuras SA	70,458
1,492	@@	Adecco SA	83,036
881	@@	Autostrade S.p.A.	21,732
6,791	@@	Brambles Industries Ltd.	51,966
19,730	@@	Brambles Industries PLC	147,198
15,000	@@	Dai Nippon Printing Co., Ltd.	270,707
3,303	@@	Davis Service Group PLC	28,507
32,912	@@	Rentokil Initial PLC	88,860
2,237	@@	Securitas AB	43,063
			805,527
		Computers: 0.5%
1,909	@, @@, #	Atos Origin	141,018
27,000	@@	Fujitsu Ltd.	226,328
32,068	@@	LogicaCMG PLC	108,727
			476,073
		Cosmetics/Personal Care: 0.5%
7,000	@@	Kao Corp.	183,724
2,817	@@	L’Oreal SA	247,304
			431,028
		Distribution/Wholesale: 1.2%
3,439	@@	Buhrmann NV	60,632
4,000	@@	Canon Sales Co., Inc.	85,951
6,956	@@	Esprit Holdings Ltd.	54,049
38,000	@@	Itochu Corp.	326,170
6,000	@@	Marubeni Corp.	31,369
10,000	@@	Sumitomo Corp.	142,177
16,000	@@	Toyota Tsusho Corp.	432,856
			1,133,204
		Diversified Financial Services: 2.1%
1,790	@@	Acom Co., Ltd.	104,830
3,600	@@	Aiful Corp.	237,245
20,882	@@	Amvescap PLC	194,386
8,885	@@	Australian Stock Exchange Ltd.	206,963
18,214	@@	Banca Fideuram S.p.A.	104,337
3,000	@@	Daiwa Securities Group, Inc.	40,157
402	@@	Euronext NV	33,083
831	@@	Irish Life & Permanent PLC	19,885
1,480	@@	ORIX Corp.	458,544
4,600	@@	Promise Co., Ltd.	277,362
5,291	@@	Provident Financial PLC	64,694
1,400	@@	Sampo OYJ	29,411
4,062	@@	Schroders PLC	83,599
35,000	@@	Singapore Exchange Ltd.	86,390
310	@@	Takefuji Corp.	19,464
			1,960,350
		Electric: 2.6%
5,000	@@	CLP Holdings Ltd.	29,162
14,345	@@	Electricidade de Portugal SA	56,232

		PORTFOLIO OF INVESTMENTS
ING VP Index Plus International Equity Portfolio		as of March 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 94.8% (continued)

17,262	@@	Endesa SA	$554,712
1,284	@@	EON AG	140,915
3,600	@@	Fortum OYJ	90,538
14,300	@@	Hokkaido Electric Power Co., Inc.	306,293
36,448	@@	HongKong Electric Holdings	171,494
3,260	@@	RWE AG	282,960
9,973	@@	Suez SA	391,388
138,335	@@	Terna S.p.A.	362,983
651	@@	Union Fenosa SA	24,695
44	@@	Verbund - Oesterreichische Elektrizitaetswirtschafts AG	19,561
			2,430,933
		Electrical Components & Equipment: 1.0%
7,900	@@	Casio Computer Co., Ltd.	140,167
69,000	@@	Hitachi Ltd.	487,233
42,000	@@	Toshiba Corp.	243,476
800	@, @@	Vestas Wind Systems A/S	19,874
			890,750
		Electronics: 1.6%
400	@@	Advantest Corp.	47,404
39,000	@@	Dainippon Screen Manufacturing Co., Ltd.	412,514
770	@@	Keyence Corp.	199,419
23,636	@@	Koninklijke Philips Electronics NV	794,469
			1,453,806
		Engineering & Construction: 1.3%
16,576	@@	Amec PLC	115,708
7,872	@@	Bouygues	416,392
1,796	@@	Fomento de Construcciones y Contratas SA	132,570
715	@@	Grupo Ferrovial	57,660
4,503	@@	Leighton Holdings Ltd.	56,894
19,000	@@	SembCorp Industries Ltd.	41,050
51,000	@@	Shimizu Corp.	370,374
12,000	@@	Taisei Corp.	57,376
			1,248,024
		Entertainment: 0.4%
8,174	@@	Aristocrat Leisure Ltd.	80,175
27,221	@@	Hilton Group PLC	183,451
2,371	@@	OPAP SA	90,519
900	@@	Oriental Land Co. Ltd.	52,118
			406,263
		Food: 3.3%
2,455	@@	Cadbury Schweppes PLC	24,293
1,341	@@	Casino Guichard Perrachon SA	93,421
611	@@	Delhaize Group	43,702
5,512	@@	Ebro Puleva SA	100,141
979	@@	Kerry Group PLC	23,506
19,744	@, @@	Koninklijke Ahold NV	154,117
1,104	@@	Metro AG	56,623
3,214	@@	Nestle SA	949,371
650	@@	Orkla ASA	32,113
76,705	@@	Tesco PLC	438,495
6,390	@@	Unilever NV	442,121
51,453	@@	Unilever PLC	524,483
14,685	@@	Woolworths Ltd.	197,168
			3,079,554

		PORTFOLIO OF INVESTMENTS
ING VP Index Plus International Equity Portfolio		as of March 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 94.8% (continued)

		Food Service: 0.1%
2,542	@@	Sodexho Alliance SA	$120,398
			120,398
		Forest Products & Paper: 0.3%
29	@@	Nippon Unipac Holding	125,075
23,000	@@	OJI Paper Co., Ltd.	140,884
1,300	@@	Stora Enso OYJ	19,916
900	@@	Svenska Cellulosa AB	39,473
			325,348
		Gas: 1.4%
3,601	@@	Australian Gas Light Co., Ltd.	47,574
175,590	@@	Centrica Plc	854,733
104,000	@@	Tokyo Gas Co., Ltd.	453,448
			1,355,755
		Hand/Machine Tools: 0.9%
10,807	@@	Makita Corp.	332,296
3,100	@@	Nidec Corp.	253,001
5,570	@@	Schindler Holding AG	295,907
			881,204
		Healthcare — Products: 0.3%
299	@@, #	Cie Generale D’Optique Essilor International SA	26,588
967	@@	Cochlear Ltd.	36,630
2,000	@@	Elekta AB	32,947
2,200	@@	Phonak Holding AG	124,952
600	@@	Terumo Corp.	19,666
			240,783
		Healthcare — Services: 0.1%
1,400	@, @@	Capio AB	26,114
680	@@	Fresenius Medical Care AG	81,027
			107,141
		Holding Companies — Diversified: 1.1%
1,361	@@	Groupe Bruxelles Lambert SA	151,026
17,654	@@	Hutchison Whampoa International Ltd.	161,598
3,054	@@	LVMH Moet Hennessy Louis Vuitton SA	298,091
17,348	@@	Swire Pacific Ltd.	169,613
39,844	@@	Tomkins PLC	231,592
			1,011,920
		Home Builders: 0.0%
3,500	@@	Taylor Woodrow PLC	24,468
			24,468
		Home Furnishings: 0.5%
2,100	@@	Electrolux AB	60,126
8,900	@@	Sony Corp.	409,002
			469,128
		Household Products/Wares: 0.3%
825	@@	Henkel KGaA	96,346
4,948	@@	Reckitt Benckiser PLC	173,386
			269,732

		PORTFOLIO OF INVESTMENTS
ING VP Index Plus International Equity Portfolio		as of March 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 94.8% (continued)

		Insurance: 4.2%
10,109	@@	Aegon NV	$186,217
242	@@	Allianz AG	40,307
9,397	@@	Assicurazioni Generali S.p.A.	352,541
13,893	@@	AXA	485,255
66,724	@@	Insurance Australia Group Ltd.	259,875
9	@@	Millea Holdings, Inc.	177,128
10,000	@@	Mitsui Sumitomo Insurance Co., Ltd.	135,530
4,666	@@	Muenchener Rueckversicherungs AG	659,568
3,894	@@	Old Mutual PLC	13,547
386,167	@@	Royal & Sun Alliance Insurance Group	923,295
17,000	@@	Sompo Japan Insurance, Inc.	245,493
2,905	@@	Swiss Reinsurance	201,952
1,054	@, @@	Zurich Financial Services AG	246,142
			3,926,850
		Investment Companies: 4.8%
68,900	@@	iShares MSCI EAFE Index Fund	4,472,988
			4,472,988
		Iron/Steel: 3.6%
7,414	@@	Arcelor	290,111
89,821	@@	BlueScope Steel Ltd.	459,780
472,450	@@	Corus Group PLC	722,597
13,200	@@	JFE Holdings, Inc.	532,514
35,000	@@	Kobe Steel Ltd.	132,770
49,000	@, @@	Nippon Steel Corp.	189,604
10,000	@@	Nisshin Steel Co., Ltd.	34,648
17,789	@@	OneSteel Ltd.	52,170
2,452	@@	Rautaruukki Oyj	90,298
1,000	@@	Ssab Svenskt Stal AB	47,891
19,000	@@	Sumitomo Metal Industries Ltd.	81,388
25,572	@@	ThyssenKrupp AG	736,854
			3,370,625
		Leisure Time: 1.2%
333	@@	Carnival PLC	16,325
5,440	@@	First Choice Holidays PLC	20,271
1,900	@@	Sankyo Co., Ltd.	130,041
39,158	@@	Yamaha Motor Co., Ltd.	965,998
			1,132,635
		Lodging: 0.2%
10,417	@@	Intercontinental Hotels Group PLC	169,824
			169,824
		Machinery — Construction & Mining: 0.1%
4,000	@@	Atlas Copco AB	104,326
			104,326
		Machinery — Diversified: 1.1%
40,000	@@	Kubota Corp.	430,800
8,248	@@	MAN AG	572,476
			1,003,276

		PORTFOLIO OF INVESTMENTS
ING VP Index Plus International Equity Portfolio		as of March 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 94.8% (continued)

		Media: 1.8%
799	@@	Antena 3 de Television SA	$20,564
49	@@	Fuji Television Network, Inc.	122,021
2,248	@@	Lagardere SCA	174,828
7,737	@@	Mediaset S.p.A.	90,976
1,832	@@	Publishing & Broadcasting Ltd.	22,593
406	@@	Singapore Press Holdings Ltd.	1,128
9,329	@@	Vivendi Universal SA	318,414
8,125	@@	Wolters Kluwer NV	201,902
72,762	@@	Yell Group PLC	685,949
			1,638,375
		Metal Fabricate/Hardware: 0.0%
1,500	@@	SKF AB	24,410
			24,410
		Mining: 0.2%
5,607	@@	BHP Billiton Ltd.	111,132
6,000	@@	Outokumpu OYJ	121,016
			232,148
		Miscellaneous Manufacturing: 0.5%
7,056	@@	BBA Group PLC	34,386
8,000	@@	Nikon Corp.	142,928
1,770	@@	Siemens AG	164,602
3,800	@@	Wartsila Oyj	140,454
			482,370
		Oil & Gas: 6.7%
130,772	@@	BP PLC	1,501,596
16,496	@@	Caltex Australia Ltd.	225,540
20,911	@@	ENI-Ente Nazionale Idrocarburi S.p.A.	594,605
1,240	@@	OMV AG	82,807
7,139	@@	Repsol YPF SA	202,465
40,681	@@	Royal Dutch Shell PLC	1,269,275
36,408	@@	Royal Dutch Shell PLC - Class B	1,183,199
16,700	@@	Statoil ASA	477,477
2,740	@@	Total SA	721,342
			6,258,306
		Oil & Gas Services: 0.6%
198	@@	SBM Offshore NV	19,798
7,959	@@	Technip SA	538,965
			558,763
		Packaging & Containers: 1.1%
47,290	@@	Amcor Ltd.	249,467
80,047	@@	Rexam PLC	771,917
			1,021,384
		Pharmaceuticals: 6.3%
22,055	@@	AstraZeneca PLC	1,106,241
269	@@	Celesio AG	25,336
21,900	@@	Chugai Pharmaceutical Co., Ltd.	395,862
1,620	@@	CSL Ltd.	63,289
4,800	@@	Eisai Co. Ltd.	209,093
29,240	@@	GlaxoSmithKline PLC	763,169
5,900	@@	H Lundbeck A/S	129,084
713	@@	Merck KGaA	67,664

		PORTFOLIO OF INVESTMENTS
ING VP Index Plus International Equity Portfolio		as of March 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 94.8% (continued)

10,720	@@	Novartis AG	$593,355
8,613	@@	Roche Holding AG	1,276,873
8,459	@@	Sanofi-Synthelabo SA	801,025
35	@@	Serono SA	24,295
4,600	@@	Suzuken Co., Ltd.	143,721
5,600	@@	Takeda Chemical Industries Ltd.	317,772
			5,916,779
		Real Estate: 2.1%
26,000	@@	CapitaLand Ltd.	77,778
1,450	@@	Castellum AB	61,317
74,784	@@	Hang Lung Properties Ltd.	141,883
18,237	@@	Henderson Land Development	100,881
3,960	@, @@	IMMOFINANZ Immobilien Anlagen AG	41,028
288	@@	Inmobiliaria Colonial	20,232
12,100	@@	Leopalace21 Corp.	450,924
94,119	@@	Prime Retail Group	433,797
91,481	@@	Sino Land Co.	131,110
32,093	@@	Slough Estates PLC	370,076
14,000	@@	Tokyo Tatemono Co., Ltd.	152,392
			1,981,418
		Real Estate Investment Trust: 0.2%
638	@@	Unibail	114,837
670	@@	Wereldhave NV	75,139
			189,976
		Retail: 2.2%
5,909	@@	Compagnie Financiere Richemont AG	282,086
3,506	@, @@	Grafton Group PLC	45,909
3,900	@@	Hennes & Mauritz AB	141,956
78,307	@@	HMV Group PLC	231,017
1,605	@@	Inditex SA	61,865
10,700	@@	Isetan Co., Ltd.	232,809
69,301	@@	Kingfisher PLC	287,378
2,556	@@	Mitchells & Butlers PLC	21,149
689	@@	Pinault-Printemps-Redoute	82,963
8,000	@@	Takashimaya Co., Ltd.	121,900
31,000	@@	UNY Co., Ltd.	495,046
1,861	@@	Whitbread PLC	38,205
			2,042,283
		Semiconductors: 0.5%
7,990	@@	ARM Holdings PLC	18,393
6,391	@, @@	ASML Holding NV	129,896
3,344	@@	STMicroelectronics NV	61,368
3,300	@@	Tokyo Electron Ltd.	226,351
			436,008
		Software: 0.6%
35,669	@@	iSOFT Group PLC	90,390
1,960	@@	SAP AG	425,031
			515,421
		Telecommunications: 6.2%
21,072	@, @@	Alcatel SA	323,519
698	@@	Belgacom SA	22,288
197,514	@@	BT Group PLC	760,165

		PORTFOLIO OF INVESTMENTS
ING VP Index Plus International Equity Portfolio		as of March 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 94.8% (continued)

22,379	@@	Deutsche Telekom AG	$376,206
1,652	@@	GN Store Nord	22,739
110	@@	Nippon Telegraph & Telephone Corp.	469,456
36,423	@@	Nokia OYJ	751,932
68,000	@@	Oki Electric Industry Ltd.	215,553
63,133	@@	PCCW Ltd.	41,089
7,735	@@	Portugal Telecom SGPS SA	94,033
17,513	@@	Royal KPN NV	196,632
49,827	@@	Singapore Telecommunications Ltd.	81,487
166	@@	Swisscom AG	53,569
9,450	@@	Tele2 AB	111,428
11,366	@@	Telecom Corp. of New Zealand Ltd.	38,503
147,120	@@	Telecom Italia S.p.A.	390,177
124,000	@@	Telefonaktiebolaget LM Ericsson	468,117
35,910	@@	Telefonica SA	561,591
2,080	@@	Telekom Austria AG	48,897
5,600	@@	Telenor ASA	60,069
1,696	@, @@	Telent PLC	14,765
11,890	@@	Telstra Corp. Ltd.	31,655
299,647	@@	Vodafone Group PLC	624,107
			5,757,977
		Textiles: 0.3%
11,000	@@	Nisshinbo Industries, Inc.	122,789
57,000	@@	Toyobo Co., Ltd.	175,719
			298,508
		Toys/Games/Hobbies: 0.6%
3,800	@@	Nintendo Co., Ltd.	566,060
			566,060
		Transportation: 1.4%
16	@@	AP Moller - Maersk A/S	137,028
1,881	@@	Arriva Plc	20,013
23	@@	Central Japan Railway Co.	226,301
65,000	@@	ComfortDelgro Corp. Ltd.	67,482
3,484	@@	Deutsche Post AG	87,039
18	@@	East Japan Railway Co.	132,990
3,271	@@	First Group PLC	24,006
12,000	@@	Kawasaki Kisen Kaisha Ltd.	70,640
8,000	@@	Keisei Electric Railway Co., Ltd.	55,100
6,000	@@	Kintetsu Corp.	23,320
83	@@	Kuehne & Nagel International AG	26,819
6,000	@@	Mitsui OSK Lines Ltd.	40,473
1,178	@@	National Express Group PLC	19,272
4,000	@@	Nippon Express Co., Ltd.	22,712
9,000	@@	Nippon Yusen Kabushiki Kaisha	54,850
9,587	@@	Stagecoach Group PLC	19,078
7,318	@@	TPG NV	252,560
8	@@	West Japan Railway Co.	33,676
			1,313,359
		Venture Capital: 0.1%
1,600	@@	Jafco Co., Ltd.	120,547
			120,547
		Water: 0.1%
1,918	@@	Veolia Environnement	106,127
			106,127

PORTFOLIO OF INVESTMENTS
ING VP Index Plus International Equity Portfolio		as of March 31, 2006 (Unaudited)(continued)

Shares				Value

COMMON STOCK: 94.8% (continued)

		Total Common Stock
		(Cost $83,918,082)		$88,710,188

PREFERRED STOCK: 1.0%

		Auto Manufacturers: 0.5%
9,345	@@	Volkswagen AG		509,132
				509,132

		Electric: 0.5%
6,061	@@	RWE AG		472,608
				472,608

		Total Preferred Stock
		(Cost $847,427)		981,740

		Total Long-Term Investments:
		(Cost $84,765,509)		89,691,928

		Total Investments in Securities
		(Cost $84,765,509)*	95.8%	$89,691,928
		Other Assets and Liabilities—Net	4.2	3,913,398
		Net Assets	100.0%	$93,605,326

	@	Non-income producing security
	@@	Foreign Issuer
	#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	*	Cost for federal income tax purposes is $84,905,669.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$5,513,340
		Gross Unrealized Depreciation		(727,081)
		Net Unrealized Appreciation		4,786,259

		PORTFOLIO OF INVESTMENTS
ING Wells Fargo Mid Cap Disciplined Portfolio		as of March 31, 2006 (Unaudited)

Shares			Value

COMMON STOCK: 94.7%

		Aerospace/Defense: 3.7%
235,000		Raytheon Co.	$10,772,400
			10,772,400
		Auto Manufacturers: 0.3%
39,000		General Motors Corp.	829,530
			829,530
		Auto Parts & Equipment: 1.9%
306,500	L	Lear Corp.	5,434,245
			5,434,245
		Banks: 0.2%
31,276	L	First Financial Bancorp	520,433
			520,433
		Beverages: 3.6%
510,000		Coca-Cola Enterprises, Inc.	10,373,400
			10,373,400
		Biotechnology: 0.2%
6,200	@, L	Biogen Idec, Inc.	292,020
800	@	Chiron Corp.	36,648
2,300	@, L	Millipore Corp.	168,038
			496,706
		Chemicals: 3.3%
695,000	@, L	Hercules, Inc.	9,591,000
			9,591,000
		Commercial Services: 0.0%
10,500	@, L	BearingPoint, Inc.	89,145
2,100		ServiceMaster Co.	27,552
			116,697
		Computers: 3.0%
328,000	L	Electronic Data Systems Corp.	8,800,240
			8,800,240
		Diversified Financial Services: 0.0%
2,000	L	Janus Capital Group, Inc.	46,340
1,500		Waddell & Reed Financial, Inc.	34,650
			80,990
		Electric: 2.0%
2,000	L	CenterPoint Energy Resources Corp.	23,860
29,000	L	DTE Energy Co.	1,162,610
1,200	L	NiSource, Inc.	24,264
191,600		PNM Resources, Inc.	4,675,040
			5,885,774
		Electronics: 1.6%
458,000	@, @@	Flextronics International Ltd.	4,740,300
			4,740,300

		PORTFOLIO OF INVESTMENTS
ING Wells Fargo Mid Cap Disciplined Portfolio		as of March 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 94.7% (continued)

		Environmental Control: 3.7%
300,400		Waste Management, Inc.	$10,604,120
			10,604,120
		Food: 21.8%
407,000		Albertson’s, Inc.	10,447,690
1,900		Campbell Soup Co.	61,560
300,000		ConAgra Foods, Inc.	6,438,000
1,142,000		Del Monte Foods Co.	13,544,120
1,150,000	@, @@, L	Koninklijke Ahold NV ADR	8,970,000
660,000	@	Kroger Co.	13,437,600
325,000		Sara Lee Corp.	5,811,000
25,400	@	Smithfield Foods, Inc.	745,236
256,000		Tyson Foods, Inc.	3,517,440
			62,972,646
		Forest Products & Paper: 3.7%
47,000		International Paper Co.	1,624,790
330,400		MeadWestvaco Corp.	9,023,224
			10,648,014
		Gas: 5.1%
357,000		KeySpan Corp.	14,590,590
			14,590,590
		Healthcare — Services: 0.0%
600	@	Triad Hospitals, Inc.	25,140
			25,140
		Housewares: 0.0%
300	L	Newell Rubbermaid, Inc.	7,557
			7,557
		Insurance: 5.2%
1,400	@	Conseco, Inc.	34,748
1,000		Marsh & McLennan Cos., Inc.	29,360
267,100	L	Ohio Casualty Corp.	8,467,070
4,300		Safeco Corp.	215,903
257,000	@@, L	Scottish Re Group Ltd.	6,376,170
			15,123,251
		Internet: 0.0%
1,000	@, L	Expedia, Inc.	20,270
1,000	@, L	IAC/InterActiveCorp	29,470
			49,740
		Media: 21.1%
317,000		Clear Channel Communications, Inc.	9,196,170
710,000	@, L	Cumulus Media, Inc.	7,994,600
10,000	@	Gemstar-TV Guide International, Inc.	30,900
665,000	@, L	Radio One, Inc.	4,960,900
900,000	L	Reader’s Digest Association, Inc.	13,275,000
1,145,000	@, L	Spanish Broadcasting Systems, Inc.	6,331,850
167,100		Time Warner, Inc.	2,805,609
340,000		Viacom, Inc.	8,153,200
760,000		Westwood One, Inc.	8,390,400
			61,138,629

PORTFOLIO OF INVESTMENTS
ING Wells Fargo Mid Cap Disciplined Portfolio		as of March 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 94.7% (continued)

		Mining: 3.5%
1,000	@@, L	Anglogold Ashanti Ltd. ADR	$54,120
364,000	@@	Barrick Gold Corp.	9,915,360
3,800	@, @@	Harmony Gold Mining Co., Ltd. ADR	60,344
			10,029,824
		Miscellaneous Manufacturing: 0.6%
14,600		Pall Corp.	455,374
45,600	@@, L	Tyco International Ltd.	1,225,728
			1,681,102
		Oil & Gas Services: 7.3%
76,500	@	Cooper Cameron Corp.	3,372,120
1,000	@	FMC Technologies, Inc.	51,220
644,000	@, L	Hanover Compressor Co.	11,991,280
88,000	@, L	National-Oilwell, Inc.	5,642,560
			21,057,180
		Pharmaceuticals: 1.2%
103,800	@, L	ImClone Systems, Inc.	3,531,276
			3,531,276
		Semiconductors: 1.7%
135,000	@, L	Cabot Microelectronics Corp.	5,008,500
			5,008,500
		Software: 0.0%
2,000		CA, Inc.	54,420
			54,420
		Telecommunications: 0.0%
2,200	@, L	IDT Corp.	24,354
6,000	@, @@	Nortel Networks Corp.	18,300
			42,654

		Total Common Stock
		(Cost $272,743,023)	274,206,358

PREFERRED STOCK: 0.1%

		Auto Manufacturers: 0.1%
8,900	C	General Motors Corp.	141,777

		Total Preferred Stock
		(Cost $139,456)	141,777

		Total Long-Term Investments
		(Cost $272,882,479)	274,348,135

Principal Amount			Value

SHORT-TERM INVESTMENTS: 32.4%

		U.S. Government Agency Obligation: 6.3%
$18,291,000		Federal Home Loan Bank, 4.400%, due 04/03/06	$18,284,293

		Total U.S. Government Agency Obligations
		(Cost $18,284,293)	18,284,293

PORTFOLIO OF INVESTMENTS
ING Wells Fargo Mid Cap Disciplined Portfolio		as of March 31, 2006 (Unaudited)(continued)
Principal Amount				Value

SHORT-TERM INVESTMENTS: 32.4% (continued)

		Securities Lending CollateralCC: 26.1%
$75,414,876		The Bank of New York Institutional Cash Reserve Fund		$75,414,876

		Total Securities Lending Collateral
		(Cost $75,414,876)		75,414,876

		Total Short-Term Investments
		(Cost $93,699,169)		93,699,169

		Total Investments in Securities
		(Cost $366,581,648)*	127.2%	$368,047,304
		Other Assets and Liabilities—Net	(27.2)	(78,629,782)
		Net Assets	100.0%	$289,417,522

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	C	Bond may be called prior to maturity date.
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2006.

	*	Cost for federal income tax purposes is $366,629,570.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$19,394,760
		Gross Unrealized Depreciation		(17,977,026)
		Net Unrealized Appreciation		$1,417,734

PORTFOLIO OF INVESTMENTS
ING Wells Fargo Small Cap Disciplined Portfolio		as of March 31, 2006 (Unaudited)

Shares			Value

COMMON STOCK: 90.0%

		Aerospace/Defense: 0.6%
11,900	@	Herley Industries, Inc.	$248,472
			248,472
		Agriculture: 2.6%
37,500	L	Delta & Pine Land Co.	1,131,000
			1,131,000
		Apparel: 0.1%
500		Russell Corp.	6,900
2,300	@, @@	Tommy Hilfiger	37,881
			44,781
		Auto Parts & Equipment: 1.8%
44,500	L	Lear Corp.	788,985
			788,985
		Banks: 0.2%
4,700	L	First Financial Bancorp	78,208
			78,208
		Beverages: 1.6%
32,600		Coca-Cola Enterprises, Inc.	663,084
16,600	@	Vermont Pure Holdings Ltd.	28,718
			691,802
		Biotechnology: 7.5%
45,500		Cambrex Corp.	889,070
141,900	@, L	Diversa Corp.	1,292,709
462,000	@, L	XOMA Ltd.	1,057,980
			3,239,759
		Building Materials: 0.2%
6,600		Comfort Systems USA, Inc.	89,100
			89,100
		Chemicals: 3.2%
98,200	@	Hercules, Inc.	1,355,160
			1,355,160
		Commercial Services: 3.8%
46,300	@	Corinthian Colleges, Inc.	666,720
342,700		Hooper Holmes, Inc.	990,403
			1,657,123
		Computers: 5.5%
201,000	@	Ciber, Inc.	1,282,380
77,000	@	InFocus Corp.	365,750
45,000	@	Mercury Computer Systems, Inc.	729,000
			2,377,130
		Electric: 0.0%
200		Idacorp, Inc.	6,504
			6,504

PORTFOLIO OF INVESTMENTS
ING Wells Fargo Small Cap Disciplined Portfolio		as of March 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 90.0% (continued)

		Electronics: 0.0%
100	@	Planar Systems, Inc.	$1,692
			1,692
		Energy — Alternate Sources: 2.5%
77,000	@, L	FuelCell Energy, Inc.	883,190
35,500	@, L	Plug Power, Inc.	177,500
			1,060,690
		Entertainment: 3.4%
133,700	@	Lakes Entertainment, Inc.	1,454,656
			1,454,656
		Environmental Control: 3.8%
88,300	@	Casella Waste Systems, Inc.	1,254,743
12,900	@	Clean Harbors, Inc.	382,743
			1,637,486
		Food: 6.7%
107,000		Del Monte Foods Co.	1,269,020
43,672		Tootsie Roll Industries, Inc.	1,278,279
16,700	@, L	Wild Oats Markets, Inc.	339,511
			2,886,810
		Forest Products & Paper: 1.0%
49,300	@	Buckeye Technologies, Inc.	446,165
			446,165
		Gas: 2.1%
22,400		KeySpan Corp.	915,488
			915,488
		Healthcare — Products: 2.6%
53,600	@	Orthologic Corp.	117,920
10,550		Vital Signs, Inc.	579,512
16,700	@	Zoll Medical Corp.	439,878
			1,137,310
		Insurance: 2.9%
77,800		Crawford & Co.	452,018
4,100		Ohio Casualty Corp.	129,970
26,000	@@	Scottish Re Group Ltd.	645,060
			1,227,048
		Internet: 0.0%
100	@	S1 Corp.	504
			504
		Lodging: 0.1%
5,400	@	MTR Gaming Group, Inc.	55,620
			55,620
		Machinery — Diversified: 0.2%
2,900		Robbins & Myers, Inc.	62,640
100		Tennant Co.	5,232
			67,872

		PORTFOLIO OF INVESTMENTS
ING Wells Fargo Small Cap Disciplined Portfolio		as of March 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 90.0% (continued)

		Media: 13.7%
102,900	@, L	Cumulus Media, Inc.	$1,158,654
65,300	@	New Frontier Media, Inc.	495,627
100	@	Playboy Enterprises, Inc.	1,420
56,000	@	Radio One, Inc.	417,760
76,600		Reader’s Digest Association, Inc.	1,129,850
21,700	@	Regent Communications, Inc.	100,037
207,000	@, L	Spanish Broadcasting Systems, Inc.	1,144,710
104,400		Westwood One, Inc.	1,152,576
43,100	@, L	WPT Enterprises, Inc.	317,216
			5,917,850
		Metal Fabricate/Hardware: 0.1%
700		Valmont Industries, Inc.	29,428
			29,428
		Mining: 0.0%
100	@, @@, L	Glamis Gold Ltd.	3,268
100	@@	Gold Fields Ltd. ADR	2,198
100	@@	GoldCorp, Inc.	2,925
			8,391
		Miscellaneous Manufacturing: 0.2%
6,600	@	Lydall, Inc.	63,690
			63,690
		Oil & Gas Services: 2.5%
58,800	@, L	Hanover Compressor Co.	1,094,856
			1,094,856
		Pharmaceuticals: 3.5%
22,200	@	ImClone Systems, Inc.	755,244
1,400	@, L	Trimeris, Inc.	18,914
214,000	@, L	Vivus, Inc.	712,620
			1,486,778
		Retail: 0.4%
21,500	@	Buca, Inc.	109,005
6,200	@	Rubio’s Restaurants, Inc.	58,776
			167,781
		Semiconductors: 6.5%
26,400	@, L	Cabot Microelectronics Corp.	979,440
73,700	@, L	Ultratech, Inc.	1,804,176
			2,783,616
		Software: 4.7%
95,100	@, L	Midway Games, Inc.	876,822
39,400	@, @@, L	Open Text Corp.	647,342
25,700	@, L	Take-Two Interactive Software, Inc.	479,562
			2,003,726
		Telecommunications: 6.0%
151,500	@	C-COR.net Corp.	1,324,110
89,900	@	Mastec, Inc.	1,273,883
			2,597,993

		Total Common Stock
		(Cost $35,698,504)	38,753,474

		PORTFOLIO OF INVESTMENTS
ING Wells Fargo Small Cap Disciplined Portfolio		as of March 31, 2006 (Unaudited)(continued)

Principal Amount				Value
SHORT-TERM INVESTMENTS: 35.8%

		U.S. Government Agency Obligation: 9.6%
$4,139,000		Federal Home Loan Bank, 4.400%, due 04/03/06		$4,137,482

		Total U.S. Government Agency Obligation
		(Cost $4,137,482)		4,137,482

		Securities Lending CollateralCC: 26.2%
11,305,980		The Bank of New York Institutional Cash Reserve Fund		11,305,980

		Total Securities Lending Collateral
		(Cost $11,305,980)		11,305,980

		Total Short-Term Investments
		(Cost $15,443,462)		15,443,462

		Total Investments in Securities
		(Cost $51,141,966)*	125.8%	$54,196,936
		Other Assets and Liabilities—Net	(25.8)	(11,110,913)
		Net Assets	100.0%	$43,086,023

	@	Non-income producing security
	@@	Foreign Issuer
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2006.

	*	Cost for federal income tax purposes is the same as for financial statement purposes.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$4,134,125
		Gross Unrealized Depreciation		(1,079,155)
		Net Unrealized Appreciation		$3,054,970

Item 2. Controls and Procedures.

(a)        Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)       There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Investors Trust

By	/s/ James M. Hennessy
James M. Hennessy
President and Chief Executive Officer

Date:	May 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ James M. Hennessy
James M. Hennessy
President and Chief Executive Officer

Date:	May 30, 2006

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	May 30, 2006